As filed with the Securities and Exchange Commission on January 27, 1998
Registration No. 2-84130
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT

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                                            UNDER THE SECURITIES ACT OF 1933



       PRE-EFFECTIVE AMENDMENT NO.               [ ]



       POST-EFFECTIVE AMENDMENT NO.             [ ]

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Fidelity Advisor Series VI
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, MA   02109
(Address Of Principal Executive Offices)
Registrant's Telephone Number  (617) 563-7000
Eric D. Roiter, Secretary
82 Devonshire Street
Boston, MA 02109
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Class A, Class T, and
Institutional Class shares of Fidelity Advisor Intermediate Municipal
Income Fund.

No filing fee is due because of reliance on Section 24(f).
It is proposed that this filing will become effective on February 26, 1998, pursuant to Rule 488.

Fidelity Advisor Intermediate Municipal Income Fund
CONTENTS OF REGISTRATION STATEMENT
This Registration Statement contains the following papers and documents:

Facing Page
Contents of Registration Statement
Cross Reference Sheet
Solicitation Letter to Shareholders
Form of Proxy Card
Notice of Special Meeting
Part A - Proxy Statement and Prospectus
Part B- Statement of Additional Information
Part C - Other Information
Signature Page
Exhibits
Fidelity Advisor Series VI:
Fidelity Advisor Intermediate Municipal Income Fund
FORM N-14 CROSS REFERENCE SHEET
PART A

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FORM N-14 ITEM NUMBER AND CAPTION                    PROSPECTUS/PROXY STATEMENT CAPTION

1. BEGINNING OF REGISTRATION STATEMENT AND OUT-      COVER PAGE
 SIDE FRONT COVER PAGE OF PROSPECTUS

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
2. BEGINNING AND OUTSIDE BACK COVER PAGE OF PRO-        TABLE OF CONTENTS
 SPECTUS



3. FEE TABLE, SYNOPSIS INFORMATION AND RISK FACTORS     SYNOPSIS; COMPARISON OF OTHER POLICIES OF THE FUNDS;
                                                        COMPARISON OF PRINCIPAL RISK FACTORS; THE PROPOSED
                                                        TRANSACTION

4. INFORMATION ABOUT THE TRANSACTION                    SYNOPSIS; THE PROPOSED TRANSACTION;

                                                        PROSPECTUSES OF FIDELITY ADVISOR INTERMEDIATE
                                                        MUNICIPAL INCOME FUND DATED OCTOBER 31, 1997 AND
                                                        SUPPLEMENTED JANUARY 16, 1998
5. INFORMATION ABOUT THE REGISTRANT                     SYNOPSIS; COMPARISON OF OTHER POLICIES OF THE FUNDS;
                                                        COMPARISON OF PRINCIPAL RISK FACTORS; MISCELLANEOUS;
                                                        ADDITIONAL INFORMATION ABOUT FIDELITY ADVISOR
                                                        INTERMEDIATE MUNICIPAL INCOME FUND; PROSPECTUSES
                                                        OF FIDELITY ADVISOR INTERMEDIATE MUNICIPAL INCOME
                                                        FUND DATED OCTOBER 31, 1997 AND SUPPLEMENTED
                                                        JANUARY 16, 1998; ATTACHMENT I

6. INFORMATION ABOUT THE COMPANY BEING ACQUIRED         COVER PAGE; SYNOPSIS; COMPARISON OF OTHER POLICIES
                                                        OF THE FUNDS; COMPARISON OF PRINCIPAL RISK FACTORS;
                                                        MISCELLANEOUS; PROSPECTUSES OF FIDELITY ADVISOR
                                                        SHORT-INTERMEDIATE MUNICIPAL INCOME FUND DATED
                                                        OCTOBER 31, 1997 AND SUPPLEMENTED JANUARY 16, 1998

7. VOTING INFORMATION                                   VOTING INFORMATION

8. INTEREST OF CERTAIN PERSONS AND EXPERTS              NOT APPLICABLE

9. ADDITIONAL INFORMATION REQUIRED FOR REOFFERING       NOT APPLICABLE
 BY PERSONS DEEMED TO BE UNDERWRITERS

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PART B
ITEM NUMBER AND CAPTION   STATEMENT OF ADDITIONAL INFORMATION CAPTION


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10. COVER PAGE                                        COVER PAGE

11. TABLE OF CONTENTS                                 TABLE OF CONTENTS

12. ADDITIONAL INFORMATION ABOUT THE REGISTRANT       PROSPECTUSES AND STATEMENT OF ADDITIONAL
                                                      INFORMATION OF FIDELITY ADVISOR INTERMEDIATE
                                                      MUNICIPAL INCOME FUND DATED OCTOBER 31,
                                                      1997 AND SUPPLEMENTED JANUARY 16, 1998

13. ADDITIONAL INFORMATION ABOUT THE COMPANY BE-      NOT APPLICABLE
 ING ACQUIRED

14. FINANCIAL STATEMENTS                              FINANCIAL STATEMENTS INCLUDED IN THE ANNUAL
                                                      REPORTS OF FIDELITY ADVISOR
                                                      SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
                                                      FOR THE FISCAL YEAR ENDED NOVEMBER 30,
                                                      1997; FINANCIAL STATEMENTS INCLUDED IN THE
                                                      ANNUAL REPORTS OF FIDELITY ADVISOR
                                                      INTERMEDIATE MUNICIPAL INCOME FUND FOR THE
                                                      FISCAL YEAR ENDED NOVEMBER 30, 1997.
                                                      PRO-FORMA FINANCIAL STATEMENTS FOR THE FISCAL
                                                      YEAR ENDED NOVEMBER 30, 1997.


PART C                                                INFORMATION REQUIRED TO BE INCLUDED IN PART C
                                                      IS SET FORTH UNDER THE APPROPRIATE ITEM SO
                                                      NUMBERED IN PART C OF THIS REGISTRATION
                                                      STATEMENT.

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March 9, 1998
Dear Advisor Short-Intermediate Municipal Fund Shareholder:
I am writing to ask you to vote on an important proposal to merge Advisor Short-Intermediate Municipal Income Fund into Advisor Intermediate Municipal Income Fund. A shareholder meeting is scheduled for May 4, 1998. Votes received in time to be counted at the meeting will decide whether the merger takes place. This package contains information about the proposal and includes all the materials you will need to vote by mail.
The fund's Board of Trustees has reviewed the proposed merger and has recommended that the proposed merger be presented to shareholders.
The Trustees, most of whom are not affiliated with Fidelity, are responsible for protecting your interests as a shareholder. The Trustees have determined that the merger is in the shareholders' best interests. However, the final decision is up to you.
The proposal would merge Advisor Short-Intermediate Municipal into Advisor Intermediate Municipal, a larger fund with a superior long-term performance record. Fidelity believes that it can achieve a higher level of efficiency if the two funds are combined. However, because Advisor Intermediate Municipal invests in slightly longer-term bonds than Advisor Short-Intermediate Municipal, its performance is accompanied by slightly more interest rate risk (i.e., the risk of poor performance if interest rates rise).
The merger would not be a taxable event for shareholders (i.e., you will not have to take a capital gain or loss on your shares), and no sales charges will be imposed on the merger. For future investments in the merged fund, you should note that Advisor Intermediate Municipal generally carries higher sales charges than Advisor Short-Intermediate Municipal. This will not affect your existing investment, but may have an impact on any future investments you want to make.
We have attached a Q&A to assist you in understanding the proposal. The enclosed proxy statement provides more details.
It's important that you consider whether the merger is right for you. Your vote is extremely important, no matter how large or small your holdings may be. Voting by mail is quick and easy. Everything you need is enclosed. To cast your vote, simply complete the proxy card(s) enclosed in this package. Be sure to sign the card before mailing in the postage-paid envelope provided.
If you have any questions before you vote, please call us at 1-800-527-7297. Thank you for your participation in this important initiative for your fund.
Sincerely,
Edward C. Johnson 3d
Chairman and Chief Executive Officer





Q&A
1. What proposal am I being asked to vote on?
As a shareholder in Advisor Short-Intermediate Municipal Income Fund (Short-Intermediate), you are asked to vote on a merger into Advisor Intermediate Municipal Income Fund (Intermediate).
2. What is the reason for and the advantages of the merger?
The proposed merger is part of a larger strategy by Fidelity Advisor Funds to consolidate smaller, less efficient funds that generally have higher expenses. Fidelity believes that it can achieve a higher level of efficiency if the funds are combined.
Historically, Intermediate has performed better than Short-Intermediate. However, because Intermediate invests in slightly longer-term bonds than Short-Intermediate, its superior long-term performance has been accompanied by slightly more interest rate risk (i.e., the risk of poor performance if interest rates rise). Intermediate normally maintains an average maturity of between 3 to 10 years. Short-Intermediate normally maintains an average maturity of 2 to 5 years. The dollar-weighted average maturity of Intermediate and Short-Intermediate was 7.6 years and 3.2 years, respectively, as of November 30, 1997.
3. How does the historical performance of each fund compare?
The table below shows that Intermediate's long-term performance is superior to that of Short-Intermediate. The total returns in the table below are for Short-Intermediate and Intermediate since Short-Intermediate's inception and each calendar year thereafter.
        Calendar Year Total Returns
                             1994*    1995     1996    1997**

SHORT-INTERMEDIATE CLASS T    1.26%   8.68%    3.64%   4.44%

INTERMEDIATE CLASS T         -2.64%   14.20%   3.89%   6.51%

                                             CUMULATIVE TOTAL RETURNS
                                             3/16/94 - 11/30/97

SHORT-INTERMEDIATE CLASS T                   19.12%

SHORT-INTERMEDIATE CLASS T (LOAD ADJUSTED)   17.33%



INTERMEDIATE CLASS T                         23.03%

INTERMEDIATE CLASS T (LOAD ADJUSTED)         19.64%

*From March 16, 1994 (commencement of operations of Class T of Short-Intermediate).
** Through November 30, 1997.
If FMR had not reimbursed certain class expenses, the total returns would have been lower.
4. What would be the investment policies of the merged fund?
Both Short-Intermediate and Intermediate seek high current income that is free from federal taxation, consistent with the preservation of capital. The funds do, however, have different interest-rate risk. Intermediate maintains a longer average maturity than Short-Intermediate. Intermediate has been subject to more interest rate sensitivity than Short-Intermediate, but the fund has provided higher returns over the long term.
5. How do the expenses of the funds compare?
Total expenses (i.e., the ongoing costs charged to the fund's assets) of Intermediate and Short-Intermediate are similar. However, for future investments in the merged fund, you should note that Intermediate generally carries higher sales charges than Short-Intermediate. This will not affect your existing investment, but may have an impact on any future investments that you want to make.
6. Who is the fund manager of Intermediate?
Norman Lind currently manages the fund and is expected to manage the combined fund.
7. What are the federal tax implications of the merger?
The merger will not be a taxable event for shareholders (i.e., you will not have to take a capital gain or loss on your shares).
8. What if there are not enough votes to reach quorum by the scheduled shareholder meeting date?
We will keep trying to get shareholders to vote until at least 50% of the fund's shares are voted. We or D.F. King & Co., a proxy solicitation firm, may contact you by mail or telephone. Therefore, we encourage you to vote as soon as you review the enclosed proxy materials to avoid additional mailings or telephone calls. If there are not sufficient votes to approve the proposal by the time of the Shareholder Meeting (May 4, 1998), the meeting may be adjourned to permit further solicitation of proxy votes.
9. If the merger is approved, what will happen?
After voting your shares, there is nothing more to do. The closing date for the merger is May 28, 1998 and after that date you will receive a statement from Fidelity showing the merger transaction and the number of shares you received.
10. What happens if the proposal for Short-Intermediate is not approved?
If the proposal to merge Short-Intermediate is not approved by the shareholders, the fund's Board of Trustees may consider other options. Fidelity is currently bearing a portion of the fund's expenses under voluntary expense caps. If the merger is not approved, Fidelity may be unwilling to maintain the current voluntary expense caps at the same level, which could result in higher expenses in the future.
11. What do I have to do now?
Please vote right away. You can vote your shares by completing and signing the enclosed proxy card, and mailing it in the enclosed postage paid envelope. If you need any assistance, or have any questions regarding the proposals or how to vote your shares, please call Fidelity Client Services at 1-800-527-7297.
Vote this proxy card TODAY!  Your prompt response will
save the expense of additional mailings.
Return the proxy card in the enclosed envelope or mail to:
FIDELITY INVESTMENTS
Proxy Department
P.O. Box 9107
Hingham, MA 02043-9848
PLEASE DETACH AT PERFORATION BEFORE MAILING.
---------------------------------------------------------------------
-------------------------
FIDELITY ADVISOR SERIES VI: FIDELITY ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
PROXY SOLICITED BY THE TRUSTEES
The undersigned, revoking previous proxies, hereby appoint(s) Edward
C. Johnson 3d, Eric D. Roiter, and Donald J. Kirk, or any one or more of them, attorneys, with full power of substitution, to vote all shares of Fidelity Advisor Series VI: Fidelity Advisor Short-Intermediate Municipal Income Fund which the undersigned is entitled to vote at the Special Meeting of Shareholders of the fund to be held at the office of the trust at 82 Devonshire St., Boston, MA 02109, on May 4, 1998 at 9:00 a.m. Eastern time and at any adjournments thereof. All powers may be exercised by a majority of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This Proxy shall be voted on the proposals described in the Proxy Statement as specified on the reverse side. Receipt of the Notice of the Meeting and the accompanying Proxy Statement is hereby acknowledged.
NOTE: Please sign exactly as your name appears on this Proxy. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person's title.
Date                                        _____________, 1998
_______________________________________
_______________________________________
      Signature(s) (Title(s), if applicable)
  PLEASE SIGN, DATE, AND RETURN
PROMPTLY IN ENCLOSED ENVELOPE
 cusip # 315917880/fund #264
 cusip # 315917500/fund #636
 cusip # 315917708/fund #606

Please refer to the Proxy Statement discussion of this matter.
IF NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE
PROPOSAL.
As to any other matter, said attorneys shall vote in accordance with their best judgment.
THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:
---------------------------------------------------------------------
-------------------------
_____________________________________________________________________
________________________

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
1.   TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION          FOR [  ]    AGAINST [  ]    ABSTAIN [ ]   1.
     BETWEEN FIDELITY ADVISOR SHORT-INTERMEDIATE
     MUNICIPAL INCOME FUND AND FIDELITY ADVISOR
     INTERMEDIATE MUNICIPAL INCOME FUND, ANOTHER FUND
     OF THE TRUST, PROVIDING FOR THE TRANSFER OF ALL OF THE
     ASSETS OF FIDELITY ADVISOR SHORT-INTERMEDIATE
     MUNICIPAL INCOME FUND TO FIDELITY ADVISOR
     INTERMEDIATE MUNICIPAL INCOME FUND IN EXCHANGE
     SOLELY FOR SHARES OF BENEFICIAL INTEREST IN CLASS A,
     CLASS T, AND INSTITUTIONAL CLASS OF FIDELITY ADVISOR
     INTERMEDIATE MUNICIPAL INCOME FUND AND THE
     ASSUMPTION BY FIDELITY ADVISOR INTERMEDIATE
     MUNICIPAL INCOME FUND OF FIDELITY ADVISOR
     SHORT-INTERMEDIATE MUNICIPAL INCOME FUND'S
     LIABILITIES, FOLLOWED BY THE DISTRIBUTION OF SUCH SHARES
     TO SHAREHOLDERS OF THE CORRESPONDING CLASS OF FIDELITY
     ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
     IN LIQUIDATION OF FIDELITY ADVISOR SHORT-INTERMEDIATE
     MUNICIPAL INCOME FUND.

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ASIT-PXC-0398 cusip # 315917880/fund # 264
 cusip # 315917500/fund # 636
 cusip # 315917708/fund # 606

FIDELITY ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
A FUND OF
FIDELITY ADVISOR SERIES VI
82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-843-3001
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To the Shareholders of Fidelity Advisor Short-Intermediate Municipal
Income Fund:
 NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the Meeting) of Fidelity Advisor Short-Intermediate Municipal Income Fund (the fund) will be held at the office of Fidelity Advisor Series VI (the trust), 82 Devonshire Street, Boston, Massachusetts 02109 on May 4, 1998, at 9:00 a.m. Eastern time. The purpose of the Meeting is to consider and act upon the following proposal, and to transact such other business as may properly come before the Meeting or any adjournments thereof.
 (1) To approve an Agreement and Plan of Reorganization between Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Intermediate Municipal Income Fund, another fund of the trust, providing for the transfer of all of the assets of Fidelity Advisor Short-Intermediate Municipal Income Fund to Fidelity Advisor Intermediate Municipal Income Fund in exchange solely for shares of beneficial interest in Class A, Class T, and Institutional Class of Fidelity Advisor Intermediate Municipal Income Fund and the assumption by Fidelity Advisor Intermediate Municipal Income Fund of Fidelity Advisor Short-Intermediate Municipal Income Fund's liabilities, followed by the distribution of such shares to shareholders of the corresponding class of Fidelity Advisor Short-Intermediate Municipal Income Fund in liquidation of Fidelity Advisor Short-Intermediate Municipal Income Fund.
 The Board of Trustees has fixed the close of business on March 9, 1998 as the record date for the determination of the shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund entitled to notice of, and to vote at, such Meeting and any adjournments thereof.



 By order of the Board of Trustees,
 ERIC D. ROITER, Secretary

March 9, 1998
YOUR VOTE IS IMPORTANT -
PLEASE RETURN YOUR PROXY CARD PROMPTLY.
SHAREHOLDERS ARE INVITED TO ATTEND THE MEETING IN PERSON. ANY SHAREHOLDER WHO DOES NOT EXPECT TO ATTEND THE MEETING IS URGED TO INDICATE VOTING INSTRUCTIONS ON THE ENCLOSED PROXY CARD, DATE AND SIGN IT, AND RETURN IT IN THE ENVELOPE PROVIDED, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. IN ORDER TO AVOID UNNECESSARY EXPENSE, WE ASK YOUR COOPERATION IN MAILING YOUR PROXY CARD PROMPTLY, NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE.
INSTRUCTIONS FOR EXECUTING PROXY CARD
 The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.
1. INDIVIDUAL ACCOUNTS: Your name should be signed exactly as it appears in the registration on the proxy card.
2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.
3. ALL OTHER ACCOUNTS should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:
 REGISTRATION   VALID SIGNATURE

A. 1)   ABC CORP.                       JOHN SMITH, TREASURER

 2)     ABC CORP.                       JOHN SMITH, TREASURER

        C/O JOHN SMITH, TREASURER

B. 1)   ABC CORP. PROFIT SHARING PLAN   ANN B. COLLINS,
                                        TRUSTEE

 2)     ABC TRUST                       ANN B. COLLINS,
                                        TRUSTEE

 3)     ANN B. COLLINS, TRUSTEE         ANN B. COLLINS,
                                        TRUSTEE

        U/T/D 12/28/78

C. 1)   ANTHONY B. CRAFT, CUST.         ANTHONY B. CRAFT

        F/B/O ANTHONY B. CRAFT, JR.

        UGMA


FIDELITY ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
A FUND OF
FIDELITY ADVISOR SERIES VI
82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-843-3001
PROXY STATEMENT AND PROSPECTUS
MARCH 9, 1998
 This Proxy Statement and Prospectus (Proxy Statement) is being furnished to shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund (Short-Intermediate), a fund of Fidelity Advisor Series VI (the trust), in connection with the solicitation of proxies by the trust's Board of Trustees for use at the Special Meeting of Shareholders of Short-Intermediate and at any adjournments thereof (the Meeting). The Meeting will be held on Monday, May 4, 1998 at 9:00 a.m. Eastern time at 82 Devonshire Street, Boston, Massachusetts 02109, the principal executive office of the trust.
 As more fully described in the Proxy Statement, the purpose of the Meeting is to vote on a proposed reorganization (Reorganization). Pursuant to an Agreement and Plan of Reorganization (the Agreement), Short-Intermediate would transfer all of its assets to Fidelity Advisor Intermediate Municipal Income Fund (Intermediate), another fund of the trust, in exchange solely for shares of beneficial interest in Class A, Class T, and Institutional Class of Intermediate and the assumption by Intermediate of Short-Intermediate's liabilities. The number of shares to be issued in the proposed Reorganization will be based upon the relative net asset values of the outstanding shares of Class A, Class T, and Institutional Class of Short-Intermediate and the corresponding class of Intermediate at the time of the exchange. As provided in the Agreement, Short-Intermediate will distribute Class A, Class T, and Institutional Class shares of Intermediate to its shareholders of the corresponding class in liquidation of Short-Intermediate on May 28, 1998, or such other date as the parties may agree (the Closing Date). Shareholders of Class A, Class T, and Institutional Class of Short-Intermediate will receive shares of the corresponding class of Intermediate equal in value to the shares of Short-Intermediate they are surrendering, based upon the relative net asset values of Class A (Short-Intermediate) to Class A (Intermediate), Class T (Short-Intermediate) to Class T (Intermediate), and Institutional Class (Short-Intermediate) to Institutional Class (Intermediate), respectively, as of the Closing Date.
 Intermediate, a municipal bond fund, is a diversified fund of Fidelity Advisor Series VI, an open-end management investment company organized as a Massachusetts business trust on June 1, 1983. Intermediate's investment objective is to seek high current income free from federal income tax consistent with the preservation of capital. Intermediate seeks to achieve its investment objective by normally investing in investment-grade municipal securities while maintaining an average maturity of between three and 10 years.
 This Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Reorganization and Intermediate that a shareholder should know before voting on the proposed Reorganization. The Statement of Additional Information dated March 9, 1998 relating to this Proxy Statement has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. This Proxy Statement is accompanied by the Prospectus (dated October 31, 1997 and supplemented January 16, 1998), which offer shares of Class A, Class T, and Institutional Class of Intermediate. The Statement of Additional Information for Class A, Class T, and Institutional Class of Intermediate (dated October 31, 1997 and supplemented Janaury 16, 1998) is available upon request. Attachment 1 contains excerpts from the Annual Reports of Class A, Class T, and Institutional Class of Intermediate dated November 30, 1997. The Prospectuses and Statement of Additional Information for Intermediate have been filed with the SEC and are incorporated herein by reference. The Prospectuses and Statement of Additional Information for Class A, Class T, and Institutional Class of Short-Intermediate (each dated October 31, 1997 and supplemented January 16, 1998) have been filed with the SEC and are incorporated herein by reference. Copies of these documents may be obtained without charge by contacting the trust or Intermediate at Fidelity Client Services., 82 Devonshire Street, Boston, Massachusetts 02109 or by calling 1-800-527-7297.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

TABLE OF CONTENTS
Voting Information
Synopsis
Comparison of Other Policies of the Funds
Comparison of Principal Risk Factors
The Proposed Transaction
Additional Information About Intermediate
Miscellaneous
Attachment 1. Excerpts from the Annual Reports of Class A, Class T, and Institutional Class of Fidelity Advisor Intermediate
Municipal Income Fund dated November 30, 1997
Exhibit 1. Form of Agreement and Plan of Reorganization between
Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Intermediate Municipal Income Fund
PROXY STATEMENT AND PROSPECTUS
SPECIAL MEETING OF SHAREHOLDERS OF
FIDELITY ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND
A FUND OF
FIDELITY ADVISOR SERIES VI
82 DEVONSHIRE STREET, BOSTON, MASSACHUSETTS 02109
1-800-843-3001

TO BE HELD ON MAY 4, 1998
VOTING INFORMATION
 This Proxy Statement and Prospectus (Proxy Statement) is furnished in connection with a solicitation of proxies made by, and on behalf of, the Board of Trustees of Fidelity Advisor Series VI (the trust) to be used at the Special Meeting of Shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund (Short-Intermediate or the
fund) and at any adjournments thereof (the Meeting), to be held on Monday, May 4, 1998 at 9:00 a.m. Eastern time at 82 Devonshire Street, Boston, Massachusetts 02109, the principal executive office of the trust and Fidelity Management & Research Company (FMR), the fund's investment adviser.
 The purpose of the Meeting is set forth in the accompanying Notice. The solicitation is made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about March 9, 1998. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile, electronic means or by personal interview by representatives of the trust. In addition, D.F. King & Co., Inc. and/or Management Information Services Corp. may be paid on a per-call basis to solicit shareholders on behalf of the fund at an anticipated cost of approximately $4,150. The expenses in connection with preparing this Proxy Statement and its enclosures and of all solicitations will be paid by the fund, provided the expenses do not exceed Class A's, Class T's, or Institutional Class's expense cap of 0.90%, 1.00%, and 0.75% respectively. Expenses exceeding each class's expense cap will be paid by FMR. The fund will reimburse brokerage firms and others for their reasonable expenses in forwarding solicitation material to the beneficial owners of shares.
 If the enclosed proxy card is executed and returned, it may nevertheless be revoked at any time prior to its use by written notification received by the trust, by the execution of a later-dated proxy card, or by attending the Meeting and voting in person.
 All proxy cards solicited by the Board of Trustees that are properly executed and received by the Secretary prior to the Meeting, and which are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card. Only proxies that are voted will be counted toward establishing a quorum. Broker non-votes are not considered voted for this purpose. Shareholders should note that while votes to ABSTAIN will count toward establishing a quorum, passage of any proposal being considered at the Meeting will occur only if a sufficient number of votes are cast FOR the proposal. Accordingly, votes to ABSTAIN and votes AGAINST will have the same effect in determining whether the proposal is approved.
 Short-Intermediate may also arrange to have votes recorded by telephone. D.F. King & Co., Inc. may be paid on a per-call basis for vote-by-phone solicitations on behalf of the fund at an anticipated cost of approximately $5,600. The expenses in connection with telephone voting will be paid by the fund, provided the expenses do not exceed Class A's, Class T's, or Institutional Class's expense cap of 0.90%, 1.00%, and 0.75% respectively. Expenses exceeding each class's expense cap will be paid by FMR. If the fund records votes by telephone, it will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. Proxies given by telephone may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked.
 If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposed item are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote with respect to each item, unless directed to vote AGAINST the item, in which case such shares will be voted against the proposed adjournment with respect to that item. A shareholder vote may be taken on one or more of the items in this Proxy Statement or on any other business properly presented at the meeting prior to such adjournment if sufficient votes have been received and it is otherwise appropriate.
 Shares of each class of Short-Intermediate and Fidelity Advisor Intermediate Municipal Income Fund (Intermediate) issued and outstanding as of November 30, 1997 are listed below:
SHORT-INTERMEDIATE: CLASS A               62,680

SHORT-INTERMEDIATE: CLASS T               2,147,471

SHORT-INTERMEDIATE: INSTITUTIONAL CLASS   62,284

INTERMEDIATE: CLASS A                     41,679

INTERMEDIATE: CLASS T                     4,609,444

INTERMEDIATE: CLASS B                     747,589

INTERMEDIATE: CLASS C                     1,187

INTERMEDIATE: INSTITUTIONAL CLASS         575,743

 Shareholders of Short-Intermediate of record at the close of business on March 9, 1998 will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held on that date.
 As of November 30, 1997, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate, less than 1% of each fund's total outstanding shares. As of November 30, 1997, the Trustees, Members of the Advisory Board, and officers of each fund owned, in the aggregate less than 1% of each class's total outstanding shares. As of November 30, 1997, the following owned of record or beneficially 5% or more of each fund or a class's outstanding shares of Intermediate and Short-Intermediate:
 Short-Intermediate: Class A: FIS Securities, Inc., Providence, RI (49.43%); FMR Corp., Boston, MA (17.74%); Donaldson, Lufkin & Jenrette, New York, NY (16.00%); Metlife Securities, Inc., Denver, CO (13.37%); Investment Advisors & Consultants, Inc., Ocean, NJ (6.24%).
 Short-Intermediate: Class T: Key Investments, Cleveland, OH (19.49%); Cowles, Sabol & Co., Inc., Encino, CA (9.44%).
 Short-Intermediate: Institutional Class: Peoples Bank and Trust Co., Indianapolis, IN (35.13%); First American Bank & Trust, Fort Atkinson, WI (29.80%); FMR Corp., Boston, MA (18.76%); University Bank, Houston, TX (13.96%).
 Short-Intermediate: Key Investments, Cleveland, OH (18.48%); Cowles, Sabol & Co., Inc., Encino, CA (8.95%).
 Intermediate: Class A: FMR Corp., Boston, MA (27.43%); Summit Trust Company, Summit, NJ (26.37%); Gerson Horowitz Green Sec. Corp., New York, NY (13.48%); Locust Street Securities, Inc., Des Moines, IA (13.30%); FSC Securities Corp., Atlanta, GA (10.02%); Corelink Financial, Providence, RI (8.68%).
 Intermediate: Class T: Royal Alliance Assoc., Inc., Birmingham, AL (9.49%); Smith Barney, New York, NY (6.62%); Commonwealth Equity Services, Waltham, MA (6.07%).
 Intermediate: Class B: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (11.74%); Prudential Securities, New York, NY (6.84%); Royal Alliance Assoc., Inc., Birmingham, AL (6.55%); Donaldson, Lufkin & Jenrette, New York, NY (6.29%); National Financial Services Corporation, Boston, MA (6.21%); A. G. Edwards & Sons, St. Louis, MO (5.89%).
 Intermediate: Class C: FMR. Corp., Boston, MA (80.04%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (19.96%).
 Intermediate: Institutional Class: Liberty National Bank & Trust, Oklahoma City, OK (30.92%); South Holland Bancorp, South Holland, IL (10.14%); Wells Fargo Bank, San Francisco, CA (8.95%); Laird Norton Co., Seattle, WA (7.32%); Citizens National Bank of Evansville, Evansville, IN (7.31%); Frost National Bank, San Antonio, TX (5.95%); Tompkins County Trust Company, Ithaca, NY (5.56%).
 Intermediate: Royal Alliance Assoc., Inc., Birmingham, AL (8.14%); Smith Barney, New York, NY (5.31%); Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL (5.30%).
 To the knowledge of the trust, no other shareholder owned of record or beneficially 5% or more of the outstanding shares of any class or of either fund on that date. It is not anticipated that any of the above shareholders will own of record or beneficially 5% or more of the outstanding shares of the combined fund as a result of the Reorganization. It is anticipated that the following shareholders will own of record or beneficially 5% or more of the outstanding classes of Intermediate as a result of the Reorganization:
 Intermediate: Class A: FMR Corp., Boston, MA (21.62%); Summit Trust Company, Summit, NJ (10.55%); Gerson Horowitz Green Sec. Corp., New York, NY (5.39%); Locust Street Securities, Inc., Des Moines, IA (5.32%).
 Intermediate: Class T: Royal Alliance Assoc., Inc., Birmingham, AL (6.54%); Key Investments, Cleveland, OH (6.05%).
 Intermediate: Institutional Class: Liberty National Bank & Trust, Oklahoma City, OK (28.15%); South Holland Bancorp, South Holland, IL (9.23%); Wells Fargo Bank, San Francisco, CA (8.15%); Laird Norton Co., Seattle, WA (6.66%); Citizens National Bank of Evansville, Evansville, IN (6.65%); Frost National Bank, San Antonio, TX (5.42%); Tompkins County Trust Company, Ithaca, NY (5.06%).
VOTE REQUIRED: APPROVAL OF THE REORGANIZATION REQUIRES THE AFFIRMATIVE VOTE OF A "MAJORITY OF THE OUTSTANDING VOTING SECURITIES" OF SHORT-INTERMEDIATE. UNDER THE INVESTMENT COMPANY ACT OF 1940 (THE 1940
ACT), THE VOTE OF A "MAJORITY OF THE OUTSTANDING VOTING SECURITIES" MEANS THE AFFIRMATIVE VOTE OF THE LESSER OF (A) 67% OR MORE OF THE VOTING SECURITIES PRESENT AT THE MEETING OR REPRESENTED BY PROXY IF THE HOLDERS OF MORE THAN 50% OF THE OUTSTANDING VOTING SECURITIES ARE PRESENT OR REPRESENTED BY PROXY OR (B) MORE THAN 50% OF THE OUTSTANDING VOTING SECURITIES. BROKER NON-VOTES ARE NOT CONSIDERED "PRESENT" FOR THIS PURPOSE.
SYNOPSIS
 The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and in the Prospectuses of Short-Intermediate and Intermediate, which are incorporated herein by this reference. Shareholders should read the entire Proxy Statement and the applicable Prospectus of Intermediate carefully for more complete information.
 The proposed reorganization (the Reorganization) would merge Short-Intermediate into Intermediate, a municipal bond fund also managed by FMR. If the Reorganization is approved, Short-Intermediate will cease to exist and Class A, Class T, and Institutional Class shareholders of Short-Intermediate will become shareholders of the corresponding class of Intermediate. Approval of the Reorganization will be determined by the shareholders of each class of Short-Intermediate in the aggregate rather than by each class separately.
 Both Short-Intermediate and Intermediate seek high current income free from federal income tax consistent with the preservation of capital. The funds currently have the same portfolio manager. The funds differ primarily with respect to their average maturity policies and the class level expenses they incur.
 The proposed merger is part of a wider strategy by Fidelity to reduce the number of municipal bond funds it manages. Combining the funds will allow Fidelity to consolidate its Advisor municipal bond fund product line and potentially offer lower gross operating expenses in the future by increasing the size of the combined fund.
INVESTMENT OBJECTIVES AND POLICIES
 Short-Intermediate and Intermediate have substantially similar investment objectives in that both seek high current income free from federal income tax consistent with the preservation of capital.
 Each fund invests in investment-grade municipal securities and normally invests so that at least 80% of its assets is invested in municipal securities whose interest is free from federal income tax. Each fund reserves the right to invest up to 5% in below investment-grade securities. Each fund may invest up to 100% of its assets in municipal securities subject to the alternative minimum tax
(AMT).
 Short-Intermediate and Intermediate differ primarily in their average maturity policies. Short-Intermediate normally maintains an average maturity of between two and five years. Intermediate normally maintains an average maturity of between three and 10 years. As of November 30, 1997, the dollar weighted average maturity for Short-Intermediate and Intermediate was 3.2 years and 7.6 years, respectively.
EXPENSE AND LOAD STRUCTURES
 Short-Intermediate and Intermediate have similar expense structures. Each fund pays a management fee. In addition, certain classes of each fund pay distribution fees and each class of each fund pays other expenses. The sum of the management fee, the distribution fee (if applicable), and other expenses is a class's gross expenses. FMR has agreed to voluntarily reimburse the gross expenses of each class of each fund to the extent that they exceed a voluntary expense cap applicable to that class. The funds also have different load structures. In addition, Intermediate offers two classes of shares, Class B and Class C, not offered by Short-Intermediate, which have different expense and load structures. Intermediate will not issue Class B or Class C shares in the Reorganization.
 The Reorganization would provide Short-Intermediate shareholders with a fund with the same management fee and a class of shares with similar expenses after reimbursement.
 MANAGEMENT FEE
 Each fund pays the same management fee. The management fee is the same with respect to all classes of shares of a fund.
 DISTRIBUTION FEES
 Class A, Class T, and Institutional Class of each fund have adopted a Distribution and Service Plan (the Plans) pursuant to Rule 12b-1 of the Investment Company Act of 1940.
 Under the Plans, Class A and Class T of each fund is authorized to pay Fidelity Distributors Corporation (FDC) a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class A and Class T shares.
 Class A of each fund may pay FDC a distribution fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of both Short-Intermediate and Intermediate currently pays a distribution fee of 0.15%.
 Class T of each fund may pay FDC a distribution fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Short Intermediate currently pays a distribution fee of 0.15% while Class T of Intermediate pays a distribution fee of 0.25%.
 Institutional Class of both Short-Intermediate and Intermediate does not pay a distribution fee.
 In addition, the Distribution and Service Plan of each class specifically recognizes that FMR may make payments from its management fee revenue, past profits, or other resources (not from a fund's or class's assets) to compensate financial intermediaries (including FDC) for providing distribution-related services for a class.
 TOTAL OPERATING EXPENSES AND EXPENSE REIMBURSEMENT
 In addition to management fees and distribution fees, there are also other operating expenses such as legal, audit, custody, transfer agency, dividend disbursing, and shareholder servicing expenses. Such expenses are paid by each class of each fund.
 FMR has voluntarily agreed to reimburse Class A, Class T, and Institutional Class of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed a voluntary expense cap. The expense caps differ across classes of each fund. The expense cap for Class A of Short-Intermediate and Intermediate is 0.90%. The expense cap for Institutional Class of Short-Intermediate and Intermediate is 0.75%. The expense cap for Class T of Short-Intermediate is 0.90%, while the expense cap for Class T of Intermediate is 1.00%.
 SALES LOADS
 Class A and Class T of each fund have a front-end sales load while Institutional Class of each fund does not. Class A and Class T of Short-Intermediate have a maximum load of 1.50%. Class A and Class T of Intermediate have higher maximum loads of 3.75% and 2.75%, respectively. On eligible purchases of Class A and Class T shares of each fund in amounts of $1 million or more, investment professionals are compensated with a finder's fee at the rate of 0.25% of the purchase amount. Any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year.
 IMPACT OF PROPOSED REORGANIZATION ON EXPENSES
 The Reorganization would provide Short-Intermediate shareholders with a fund with the same management fee and a class of shares with similar expenses. If the Reorganization is approved, shareholders of Short-Intermediate will have the opportunity to participate in a larger fund. Increases in fund and class assets have the potential to result in lower total operating expenses.
 Class T of Intermediate has a distribution fee that is 0.10% higher than Class T of Short-Intermediate (0.25% vs. 0.15%), and an expense cap that is 0.10% higher (1.00% vs. 0.90%). If the Reorganization is approved, FMR will lower the expense cap for Class T of Intermediate to 0.90%, and Intermediaries will continue to receive a 0.25% distribution fee. FMR is proposing to lower the voluntary expense cap so that Short-Intermediate's Class T shareholders do not suffer an expense increase as a result of the Reorganization.
 In sum, the Reorganization would provide Short-Intermediate shareholders with a larger fund with potentially lower gross expenses and greater interest-rate sensitivity. A reduction in gross expenses resulting from growth in fund size ultimately benefits shareholders of Short-Intermediate, because it increases the likelihood that FMR will maintain the expense caps at current levels or that the expenses will fall below the current expense cap levels. Greater interest-rate sensitivity would likely result in better performance during periods of falling interest rates and worse performance during periods of rising interest rates. In general, Intermediate has had better historical performance and greater interest rate sensitivity than Short-Intermediate.
 The Board of Trustees believes that the Reorganization would benefit Short-Intermediate shareholders and recommends that shareholders vote in favor of the Reorganization.
THE PROPOSED REORGANIZATION
 Shareholders of Short-Intermediate will be asked at the Meeting to vote upon and approve the Reorganization and the Agreement, which provide for the acquisition by Intermediate of all of the assets of Short-Intermediate in exchange solely for Class A, Class T, and Institutional Class shares of Intermediate (Intermediate Class Shares) and the assumption by Intermediate of the liabilities of Short-Intermediate. Short-Intermediate will then distribute Intermediate Class Shares to its shareholders of the corresponding class, so that each shareholder will receive the number of full and fractional Intermediate Class Shares equal in value to the net asset value of the shareholder's shares of the corresponding class of Short-Intermediate on the Closing Date (defined below). The exchange of Short-Intermediate's assets for Intermediate Class Shares will occur as of the close of business of the New York Stock Exchange on May 28, 1998, or such other time and date as the parties may agree (the Closing Date). Shareholders of Class A, Class T, and Institutional Class of Short-Intermediate will receive shares of the corresponding class of Intermediate equal in value to the shares of Short-Intermediate they are surrendering, based upon the relative net asset values of Class A (Short-Intermediate) to Class A (Intermediate), Class T (Short-Intermediate) to Class T (Intermediate), and Institutional Class (Short-Intermediate) to Institutional Class (Intermediate), respectively, as of the Closing Date. Short-Intermediate will then be liquidated as soon as practicable thereafter. Approval of the Reorganization will be determined by the shareholders of each of the three classes of shares of Short-Intermediate voting in the aggregate. The number of votes each shareholder is entitled to is based on the dollar value of their investment.
 The funds have received an opinion of counsel that, except with respect to Section 1256 contracts, the Reorganization will not result in any gain or loss for Federal income tax purposes either to Short-Intermediate or Intermediate or to the shareholders of any fund. The rights and privileges of the former shareholders of Short-Intermediate will be effectively unchanged by the Reorganization.
COMPARATIVE FEE TABLES
 Each fund pays an identical management fee to FMR for managing its investments and business affairs which is calculated and paid to FMR every month. The management fee is calculated by adding a group fee rate to an individual fund fee rate and multiplying the result by each fund's average net assets. The group fee rate is based on the average net assets of all mutual funds advised by FMR.
 In addition, each class of each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
 The following tables show (i) the shareholder transaction expenses that each shareholder of each class of Short-Intermediate and Intermediate currently incurs, and the shareholder transaction expenses that shareholders of each class of the combined fund will incur after giving effect to the Reorganization, (ii) the current fees and expenses of Class A, Class T, and Institutional Class of Short-Intermediate and Intermediate for the 12 months ended November 30, 1997, and pro forma fees for the combined fund and classes based on the same time period after giving effect to the Reorganization, including the effect of FMR's voluntary expense limitation for Class A, Class T, and Institutional Class of the combined fund of 0.90%, 0.90%, and 0.75%, respectively, of average net assets (excluding interest, taxes, brokerage commissions and extraordinary expenses), and (iii) the current fees and expenses of Class A, Class T, and Institutional Class of Short-Intermediate and Intermediate for the 12 months ended November 30, 1997, and pro forma fees for the combined fund and classes based on the same time period after giving effect to the Reorganization, excluding the effect of FMR's voluntary expense limitation for Class A, Class T, and Institutional Class. Net expenses include the effect of any applicable voluntary expense limitation and gross expenses do not include the effect of any applicable voluntary expense limitation. The current voluntary expense cap for Class T of Intermediate is 1.00%; FMR will lower the voluntary expense cap of Class T of the combined fund to 0.90% if the Reorganization is approved beginning on the first business day after the Closing Date of the Reorganization. For more information about the funds' current fees, refer to their prospectuses.
SHAREHOLDER TRANSACTION AND ANNUAL FUND OPERATING EXPENSES
 Shareholder transaction expenses are charges that shareholders may pay when they buy or sell shares of a fund.
 Annual fund operating expenses are paid out of each fund's assets. Expenses are factored into each class's share price or dividends and are not charged directly to shareholder accounts. The following figures are based on historical expenses of each class of each fund and are calculated as a percentage of average net assets of the applicable class of each fund.
CLASS A

                                     SHORT-INTERMEDIATE   INTERMEDIATE   COMBINED FUND

MAXIMUM SALES CHARGE (AS A %
OF OFFERING PRICE) ON PURCHASES       1.50%                3.75%          3.75%

MAXIMUM CDSC (AS A % OF THE
LESSER OF ORIGINAL PURCHASE PRICE
OR REDEMPTION PROCEEDS)               NONE[A]              NONE[A]        NONE[A]

ANNUAL ACCOUNT MAINTENANCE FEE
(FOR ACCOUNTS UNDER $2,500)           $12.00               $12.00         $12.00


      SHORT-INTERMEDIATE   INTERMEDIATE   COMBINED FUND


                  NET        GROSS      NET        GROSS      NET        GROSS
                  EXPENSES   EXPENSES   EXPENSES   EXPENSES   EXPENSES   EXPENSES

MANAGEMENT FEE    0.39%      0.39%      0.39%      0.39%      0.39%      0.39%

12B-1 FEE         0.15%      0.15%      0.15%      0.15%      0.15%      0.15%

OTHER EXPENSES    0.36%      8.86%      0.36%      8.83%      0.36%      2.72%

TOTAL OPERATING   0.90%      9.40%      0.90%      9.37%      0.90%      3.26%
EXPENSES


CLASS T

                                     SHORT-INTERMEDIATE   INTERMEDIATE   COMBINED FUND

MAXIMUM SALES CHARGE (AS A %
OF OFFERING PRICE) ON PURCHASES         1.50%              2.75%          2.75%

MAXIMUM CDSC (AS A % OF THE
LESSER OF ORIGINAL PURCHASE PRICE
OR REDEMPTION PROCEEDS)               NONE[A]              NONE[A]        NONE[A]


ANNUAL ACCOUNT MAINTENANCE FEE
(FOR ACCOUNTS UNDER $2,500)           $12.00               $12.00         $12.00


      SHORT-INTERMEDIATE   INTERMEDIATE   COMBINED FUND


                  NET        GROSS      NET        GROSS      NET        GROSS
                  EXPENSES   EXPENSES   EXPENSES   EXPENSES   EXPENSES   EXPENSES

MANAGEMENT FEE    0.39%      0.39%      0.39%      0.39%      0.39%      0.39%

12B-1 FEE         0.15%      0.15%      0.25%      0.25%      0.25%      0.25%

OTHER EXPENSES    0.36%      0.69%      0.36%      0.40%      0.26%      0.37%

TOTAL OPERATING   0.90%      1.23%      1.00%      1.04%      0.90%      1.01%
EXPENSES


INSTITUTIONAL CLASS

                                     SHORT-INTERMEDIATE   INTERMEDIATE   COMBINED FUND

MAXIMUM SALES CHARGE (AS A %
OF OFFERING PRICE) ON PURCHASES       NONE                 NONE           NONE

MAXIMUM CDSC (AS A % OF THE
LESSER OF ORIGINAL PURCHASE PRICE
OR REDEMPTION PROCEEDS)               NONE                 NONE           NONE


ANNUAL ACCOUNT MAINTENANCE FEE
(FOR ACCOUNTS UNDER $2,500)           $12.00               $12.00         $12.00


      SHORT-INTERMEDIATE   INTERMEDIATE   COMBINED FUND


                  NET        GROSS      NET        GROSS      NET        GROSS
                  EXPENSES   EXPENSES   EXPENSES   EXPENSES   EXPENSES   EXPENSES

MANAGEMENT FEE    0.39%      0.39%      0.39%      0.39%      0.39%      0.39%

12B-1 FEE         NONE       NONE       NONE       NONE       NONE       NONE

OTHER EXPENSES    0.36%      3.84%      0.36%      0.58%      0.36%      0.48%

TOTAL OPERATING   0.75%      4.23%      0.75%      0.97%      0.75%      0.87%
EXPENSES


[A] A CDSC OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES ON WHICH A FINDER'S FEE WAS PAID.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
EXAMPLES OF EFFECT OF FUND EXPENSES
 The following table illustrates the expenses on a hypothetical $1,000 investment in each class of each fund under the current and pro forma (combined fund) expenses calculated at the rates stated above, assuming a 5% annual return and full redemption at the end of each time period. Total expenses shown below include shareholder transaction expenses, such as each fund's current maximum front-end sales charge and a class's annual operating expenses.
      CLASS A   CLASS T   INSTITUTIONAL CLASS

SHORT-INTERMEDIATE    1 YEAR      $24     $24    $8

                      3 YEARS     $43     $43    $24

                      5 YEARS     $64     $64    $42

                      10 YEARS    $124    $124   $93

INTERMEDIATE          1 YEAR      $46     $37    $8

                      3 YEARS     $65     $58    $24

                      5 YEARS     $85     $81    $42

                      10 YEARS    $144    $147   $93

COMBINED FUND    1 YEAR      $46     $36      $8

                 3 YEARS     $65     $55      $24

                 5 YEARS     $85     $76      $42

                 10 YEARS    $144    $135     $93

 These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any class.
FORMS OF ORGANIZATION
 Short-Intermediate, a non-diversified fund, and Intermediate, a diversified fund, are funds of Fidelity Advisor Series VI, an open-end management investment company organized as a Massachusetts business trust on June 1, 1983. The trust is authorized to issue an unlimited number of shares of beneficial interest. Because the funds are series of the same Massachusetts business trust, the rights of the security holders of Short-Intermediate under state law and the governing documents are expected to remain unchanged after the Reorganization. For more information regarding shareholder rights, refer to the section of the fund's Statement of Additional Information called "Description of the Trust."
INVESTMENT OBJECTIVES AND POLICIES
 The funds have substantially similar investment objectives and policies in that both seek high current income free from federal income tax in a manner consistent with the preservation of capital by investing in investment-grade municipal securities. Short-Intermediate is a non-diversified fund and Intermediate is a diversified fund. As a non-diversified fund, Short-Intermediate can invest a greater portion of its assets in securities of individual issuers than Intermediate. As a matter of fundamental policy, each fund invests at least 80% of its assets in securities whose interest is free from federal income tax. Additionally, Short-Intermediate and Intermediate may invest all of their assets in municipal securities issued to finance private securities. The interest from these securities is a tax-preference item for purposes of the AMT.
 The funds differ in their average maturity policies. Short-Intermediate normally maintains an average maturity of between two and five years. Intermediate normally maintains an average maturity of between three and 10 years. As of November 30, 1997, the average maturities of Short-Intermediate and Intermediate were 3.2 years and 7.6 years, respectively. Additionally, FMR generally manages Intermediate to have the same interest rate sensitivity as municipal bonds with maturities between seven and 10 years.
 Each of Short-Intermediate and Intermediate normally invests only in investment-grade securities but reserves the right to invest up to 5% of its assets in below investment-grade bonds. As of November 30, 1997, both funds held only investment-grade securities.
Each fund currently can invest all of its assets in securities subject to the AMT. As of November 30, 1997, 19.53% of Short-Intermediate's and 8.72% of Intermediate's exempt-interest dividends were subject to the AMT.
 The investment objective of each fund is fundamental and may not be changed without the approval of a vote of at least a majority of the outstanding voting securities of the fund. There can be no assurance that either fund will achieve its objective. With the exception of fundamental policies, investment policies of the funds can be changed without shareholder approval. The differences between the funds discussed above, except as noted, could be changed without a vote of shareholders.
PERFORMANCE COMPARISONS OF THE FUNDS
 Intermediate has experienced superior performance to Short-Intermediate as shown below. The differential in performance can be attributed primarily to the funds' historical differences in portfolio holdings resulting from differences in investment policies regarding average maturity. See "Comparison of Principal Risk Factors" for more information on average maturity. The following table compares the funds' year-by-year calendar total returns (excluding the effect of sales loads) and cumulative total returns for Class T of each fund for the periods indicated (both including and excluding the effect of sales charges). As the only class of shares offered by both funds with three years of operating history, Class T was chosen to represent performance. Please note that total returns are based on past results and are not an indication of future performance.
      YEAR-BY-YEAR CALENDAR TOTAL RETURNS

                             1994*    1995     1996    1997**

SHORT-INTERMEDIATE CLASS T   1.26%    8.68%    3.64%   4.44%

INTERMEDIATE CLASS T         -2.64%   14.20%   3.89%   6.51%

      CUMULATIVE TOTAL RETURNS

                                             3/16/94-11/30/97

SHORT-INTERMEDIATE CLASS T                   19.12%

SHORT-INTERMEDIATE CLASS T (LOAD ADJUSTED)   17.33%

INTERMEDIATE CLASS T                         23.03%

INTERMEDIATE CLASS T (LOAD ADJUSTED)         19.64%

* From March 16, 1994 (commencement of operations of Class T of Short-Intermediate).
** Through November 30, 1997.
 If FMR had not reimbursed certain class expenses, the total returns would have been lower.
 The following graph shows the value of a hypothetical $10,000 investment in Class T of each fund made on March 16, 1994 through November 30, 1997 assuming all distributions are reinvested. The graph compares the cumulative returns of Class T of each fund during this period.
               FA Short-Int M       FA Int -CL T
               00636                00289
   1994/03/16      10000.00              10000.00
   1994/03/31       9978.52               9761.40
   1994/04/30      10002.48               9847.80
   1994/05/31      10019.99               9935.94
   1994/06/30      10040.97               9864.53
   1994/07/31      10122.63              10001.97
   1994/08/31      10155.62              10039.76
   1994/09/30      10127.57               9927.35
   1994/10/31      10092.72               9776.40
   1994/11/30      10027.44               9562.77
   1994/12/31      10125.91               9735.87
   1995/01/31      10265.89               9980.83
   1995/02/28      10372.72              10234.13
   1995/03/31      10443.56              10346.08
   1995/04/30      10461.67              10343.11
   1995/05/31      10606.60              10579.34
   1995/06/30      10602.87              10522.50
   1995/07/31      10693.89              10591.00
   1995/08/31      10795.12              10734.15
   1995/09/30      10831.87              10802.73
   1995/10/31      10900.39              10917.95
   1995/11/30      10967.86              11043.76
   1995/12/31      11004.78              11117.97
   1996/01/31      11084.81              11192.16
   1996/02/29      11087.22              11155.59
   1996/03/31      11037.08              11045.81
   1996/04/30      11040.09              11010.54
   1996/05/31      11044.99              11009.35
   1996/06/30      11103.22              11094.32
   1996/07/31      11162.36              11180.89
   1996/08/31      11177.81              11180.09
   1996/09/30      11237.17              11277.47
   1996/10/31      11309.24              11397.90
   1996/11/30      11412.79              11583.34
   1996/12/31      11405.60              11550.29
   1997/01/31      11444.01              11571.39
   1997/02/28      11501.80              11666.31
   1997/03/31      11439.48              11528.32
   1997/04/30      11488.47              11615.00
   1997/05/31      11562.45              11748.73
   1997/06/30      11624.33              11859.02
   1997/07/31      11779.51              12153.39
   1997/08/31      11749.72              12047.67
   1997/09/30      11822.57              12181.98
   1997/10/31      11873.44              12237.53
   1997/11/28      11911.68              12302.54

COMPARISON OF OTHER POLICIES OF THE FUNDS
 DIVERSIFICATION. Short-Intermediate is a non-diversified fund. Intermediate is a diversified fund. Generally, to meet federal tax requirements at the close of each quarter, Short-Intermediate does not invest more than 25% of its total assets in the securities of any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in the securities of any one issuer. Intermediate, as a matter of fundamental policy, with respect to 75% of total assets, may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. Because Short-Intermediate can invest a greater portion of its assets in securities of individual issuers than Intermediate, changes in the market value of a single issuer could cause greater share-price fluctuation in Short-Intermediate than would occur in a diversified fund such as Intermediate.
 OTHER INVESTMENT POLICIES. Each fund may borrow from banks or other funds advised by FMR, or through reverse repurchase agreements. As a matter of fundamental policy, each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33 1/3% of its total assets.
 FMR normally invests each fund's assets according to its investment strategy and does not expect to invest in federally taxable obligations. However, each fund reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes. Each fund may also enter into when-issued and forward purchase or sale transactions, invest in asset-backed securities, variable and floating rate securities, municipal lease obligations, securities with put features, private entity securities, and illiquid and restricted securities. Both funds have identical investment policies regarding issuing senior securities, underwriting, concentration, real estate, commodities, and securities lending. Additionally, Intermediate may not invest in companies for the purposes of exercising control or management.
 As stated above, for more information about the risks and restrictions associated with these policies, see each fund's Prospectus, and for a more detailed discussion of the funds' investments, see their Statements of Additional Information, which are incorporated herein by reference.
OPERATIONS OF INTERMEDIATE FOLLOWING THE REORGANIZATION
 FMR does not expect Intermediate to revise its investment policies as a result of the Reorganization. In addition, FMR does not anticipate significant changes to the fund's management or to agents that provide the fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other agents will continue to serve Intermediate in their current capacities. Norm Lind, who is currently the Portfolio Manager of Intermediate is expected to continue to be responsible for portfolio management after the Reorganization.
 All of the current investments of Short-Intermediate are permissible investments for Intermediate. As explained above, however, Short-Intermediate maintains a shorter average maturity than Intermediate. If shareholders approve the Reorganization, FMR may sell certain of Short-Intermediate's securities and invest in securities with longer maturities during the period between shareholder approval and the Closing Date of the Reorganization. As a result, the average maturity of Short-Intermediate may exceed its average maturity policy of between two and five years during that period. Transaction costs associated with portfolio adjustments to Short-Intermediate and Intermediate due to the Reorganization that occur prior to the Closing Date will be borne by Short-Intermediate and Intermediate, respectively. Transaction costs associated with portfolio adjustments to Short-Intermediate and Intermediate due to the Reorganization that occur after the Closing Date will be borne by Intermediate. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments. See the section entitled "Reasons for the Reorganization."
PURCHASES AND REDEMPTIONS
 Except for the differences in sales charges across classes, the purchase and redemption policies for Class A, Class T, and Institutional Class of Short-Intermediate and Intermediate are identical.
 The price to buy one share of Class A or Class T of each fund is the class's offering price or the class's net asset value per share (NAV), depending on whether you pay a front-end sales charge. The price to buy one share of Institutional Class of each fund is the class's NAV. Shares are purchased at the next NAV or offering price, as applicable, calculated after your order is received in proper form. Each class's offering price or NAV, as applicable, is normally calculated each business day at 4:00 p.m. Eastern time. Refer to each class's Prospectus for more information on how to buy shares.
 The price to sell one share of each class is the class's NAV, minus any applicable CDSC. Shares are sold at the next NAV, minus any applicable CDSC, calculated after your order is received in proper form, normally each business day at 4:00 p.m. Eastern time.
 It is the responsibility of your investment professional to transmit your order to buy or sell shares to Fidelity before the close of business on the day you place your order.
 On January 1, 1998, Short-Intermediate closed to new accounts pending the Reorganization. Short-Intermediate shareholders on or prior to that date can continue to purchase shares of their respective class of the fund. Shareholders of Short-Intermediate may redeem shares through the Closing Date of the fund's Reorganization. If the Reorganization is approved, the purchase and redemption policies of the combined fund will remain unchanged. For Short-Intermediate Class A or Class T purchases in the amount of $1 million or more, investment professionals will be compensated with a finder's fee at the rate of 0.25% of the purchase amount. Any assets on which a finder's fee was paid will bear a contingent deferred sales charge (CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund, for a period of at least one uninterrupted year. Refer to each class's Prospectus for more information regarding how to exchange shares.
EXCHANGES
 The exchange privilege currently offered by each corresponding class of Short-Intermediate and Intermediate is the same and is not expected to change after the Reorganization. Class A and Class T shares of Short-Intermediate and Intermediate may be exchanged for the same class of shares of other Fidelity Advisor funds or Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Institutional Class shares may be exchanged for Institutional Class shares of other Fidelity Advisor funds or shares of other Fidelity funds. Shareholders may exchange only into a class or fund that is available for sale in the shareholder's state. Exchanges out of a fund are limited to four per calendar year. Neither fund currently imposes a redemption fee. For Short-Intermediate Class A or Class T purchases in the amount of $1 million or more, investment professionals will be compensated with a finder's fee at the rate of 0.25% of the purchase amount. Any assets on which a finder's fee was paid will bear a contingent deferred sales charge (CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund, for a period of at least one uninterrupted year. Refer to each class's Prospectus for more information regarding how to exchange shares. DIVIDENDS AND OTHER DISTRIBUTIONS
 Each fund distributes substantially all of its net investment income and capital gains to shareholders each year. Each fund declares income dividends daily and pays them monthly. Each fund pays capital gains, if any, in December. On or before the Closing Date, Short-Intermediate may declare additional dividends or other distributions in order to distribute substantially all of its investment company taxable income and net realized capital gain.
 Short-Intermediate will be required to recognize gain or loss on
Section 1256 contracts held by the individual fund on the last day of its taxable year which is November 30. If the Reorganization is approved, gains or losses of Section 1256 contracts held on the Closing Date will be recognized on the Closing Date.
FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION
 Each fund has received an opinion of its counsel, Kirkpatrick & Lockhart LLP, that the Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, except with respect to Section 1256 contracts, no gain or loss will be recognized to the funds or their shareholders as a result of the Reorganziation. Please see the section entitled "Federal Income Tax Considerations" for more information.
 As of November 30, 1997, neither Short-Intermediate nor Intermediate had capital loss carryforwards for federal income tax purposes. COMPARISON OF PRINCIPAL RISK FACTORS
 Each fund is subject to the risks normally associated with bond funds. As described more fully above, the funds have similar investment objectives, policies, and permissible investments. The principal risk factors associated with each fund are set forth below.
 INVESTMENT STRATEGY. As noted above, Short-Intermediate maintains a shorter average maturity than Intermediate. FMR generally manages Intermediate so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and 10 years. Interest rate sensitivity refers to how much a fund is affected by changes in interest rates. Generally, bond prices go down when interest rates go up and vice versa. The effects of interest rate sensitivity are more pronounced for longer-term securities, and therefore, more pronounced for funds which invest in longer-term securities. Thus, Intermediate may have better performance than Short-Intermediate during periods of falling interest rates but may have worse performance during periods of rising interest rates.
 Short-Intermediate and Intermediate currently intend to invest only in investment-grade securities. Each fund, however, has the ability to invest up to 5% of its assets in below investment-grade securities. Although these securities may provide the potential for significant price appreciation, it is important to note that they are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or such securities may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of uncertain general or regional economic activity.
 DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. Diversification may include limiting the amount of money invested in any one issuer. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer. Short-Intermediate is a non-diversified fund. Intermediate is a diversified fund. As a non-diversified fund, Short-Intermediate can invest a greater portion of its assets in securities of individual issuers than Intermediate and may be subject to greater share price fluctuation.
THE PROPOSED TRANSACTION
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN SHORT-INTERMEDIATE AND INTERMEDIATE.
REORGANIZATION PLAN
 The terms and conditions under which the proposed transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached at Exhibit 1 to this Proxy Statement.
 The Agreement contemplates (a) Intermediate acquiring as of the Closing Date all of the assets of Short-Intermediate in exchange solely for Class A, Class T, and Institutional Class shares of Intermediate (Intermediate Class Shares) in each case based on the net asset value attributable to the corresponding class of Short-Intermediate and the assumption by Intermediate of Short-Intermediate's liabilities; and (b) the distribution of Intermediate Class Shares to shareholders of the corresponding class of Short-Intermediate as provided for in the Agreement.
 The assets of Short-Intermediate to be acquired by Intermediate include all cash, cash equivalents, securities, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by Short-Intermediate, and any deferred or prepaid expenses shown as an asset on the books of Short-Intermediate on the Closing Date. Intermediate will assume from Short-Intermediate all liabilities, debts, obligations, and duties of Short-Intermediate of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in the Agreement; provided, however, that Short-Intermediate will use its best efforts, to the extent practicable, to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business. Intermediate also will deliver to Short-Intermediate the number of full and fractional Intermediate Class Shares having a net asset value equal to the value of the net assets of the corresponding class of Short-Intermediate less the liabilities of Short-Intermediate as of the Closing Date.
 The value of Short-Intermediate's assets to be acquired by Intermediate and the amount of its liabilities to be assumed by Intermediate will be determined as of the close of business of the New York Stock Exchange on the Closing Date, using the valuation procedures set forth in the then-current Prospectus and Statement of Additional Information of each class of Short-Intermediate. The net asset values per share of the Intermediate Class Shares will be determined as of the same time using the valuation procedures set forth in the then-current Prospectus and Statement of Additional Information of each class.
 As of the Closing Date, Short-Intermediate will distribute to its shareholders of record the Intermediate Class A, Class T, and Institutional Class shares it received, so that each shareholder of the corresponding class of Short-Intermediate will receive the number of full and fractional Class A, Class T, and Institutional Class shares of Intermediate equal in value to the net asset value of shares of the corresponding class of Short-Intermediate held by such shareholder on the Closing Date; Short-Intermediate will be liquidated as soon as practicable thereafter. Such distribution will be accomplished by opening accounts on the books of Intermediate in the names of the Short-Intermediate shareholders and by transferring thereto the Intermediate Class Shares. Shareholders of Class A, Class T, and Institutional Class of Short-Intermediate will receive shares of the corresponding class of Intermediate equal in value to the shares of Short-Intermediate they are surrendering, based upon the relative net asset values of Class A (Short-Intermediate) to Class A (Intermediate), Class T (Short-Intermediate) to Class T (Intermediate), and Institutional Class (Short-Intermediate) to Institutional Class (Intermediate), respectively, as of the Closing Date. Each Short-Intermediate shareholder's account shall be credited with the respective number of full and fractional Intermediate Class Shares (rounded to the third decimal place) due that shareholder. Intermediate shall not issue certificates representing its shares in connection with such exchange.
 Accordingly, immediately after the Reorganization, each former Short-Intermediate Class A, Class T, and Institutional Class shareholder will own shares of Class A, Class T, and Institutional Class, respectively, of Intermediate equal to the aggregate net asset value of that shareholder's shares of Class A, Class T, and Institutional Class of Short-Intermediate immediately prior to the Reorganization. The net asset value per share of each class of Intermediate will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder interest.
 Any transfer taxes payable upon issuance of Intermediate Class Shares in a name other than that of the registered holder of the shares on the books of Short-Intermediate as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Short-Intermediate is and will continue to be its responsibility up to and including the Closing Date and such later date on which Short-Intermediate is liquidated.
 Short-Intermediate will bear the cost of the Reorganization, including professional fees, expenses associated with the filing of registration statements, and the cost of soliciting proxies for the Meeting, which will consist principally of printing and mailing prospectuses and proxy statements, together with the cost of any supplementary solicitation, provided that these expenses do not exceed each class's expense cap. Any merger-related costs that may be attributable to Intermediate will be borne by Intermediate, provided that they do not exceed each class's expense cap. Expenses exceeding each class's expense cap will be borne by FMR. However, there may be some transaction costs associated with portfolio adjustments to Short-Intermediate and Intermediate due to the Reorganization prior to the Closing Date which will be borne by Short-Intermediate and Intermediate, respectively. Any transaction costs associated with portfolio adjustments to Short-Intermediate and Intermediate due to the Reorganization that occur after the Closing Date will be borne by Intermediate. The funds may recognize a taxable gain or loss on the disposition of securities pursuant to these portfolio adjustments. See the section entitled "Reasons for the Reorganization."
 The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a fund. In addition, the Agreement may be amended in any mutually agreeable manner, except that no amendment that may have a materially adverse effect on the shareholders' interests may be made subsequent to the meeting.
REASONS FOR THE REORGANIZATION
 The Board of Trustees (the Board) of each fund has determined that the Reorganization is in the best interests of the shareholders of both funds and that the Reorganization will not result in a dilution of the interests of shareholders of either fund.
 In considering the Reorganization, the Boards considered a number of factors, including the following:
 (1)  the compatibility of the funds' investment objectives and policies;
 (2)  the historical performance of each class of the funds;
 (3)  the relative expense ratios of each class of the funds;
 (4)  the costs to be incurred by each fund as a result of the
Reorganization;
 (5)  the tax consequences of the Reorganization;
 (6)  the relative size of the funds;
 (7)  the elimination of similar funds;
 (8) the impact of changes to the municipal bond product line on the funds and their shareholders; and
 (9)  the benefit to FMR and to the shareholders of the funds.
 FMR recommended the Reorganization to the Board at a meeting of the Board on November 20, 1997. In recommending the Reorganization, FMR also advised the Board that the funds have similar investment objectives, policies, and permissible investments. In particular, FMR informed the Board that the funds differed primarily with respect to their average maturity policies, the classes they offer, and the class-level expenses they incur.
 The Board also considered that former shareholders of Short-Intermediate will receive Intermediate Class Shares equal to the value of their shares in the corresponding class of Short-Intermediate. In addition, the funds have received an opinion of counsel that, except with respect to Section 1256 contracts, the Reorganization will not result in any gain or loss for federal income tax purposes either to Short-Intermediate or Intermediate or to the shareholders of either fund.
 Furthermore, on November 20, 1997, the Board considered that the proposed Reorganization would provide shareholders of Short-Intermediate with a fund with better overall historical performance and that combining the funds is anticipated to result in lower gross expenses. The Board also considered that the risk of Short-Intermediate's small asset level could eventually lead to higher expenses through an increase in the voluntary expense caps. The Board considered FMR's representation to the Board that if the Reorganization is approved, it would lower the voluntary expense cap for Class T of the combined fund from 1.00% to 0.90% so that the expenses incurred by shareholders of Class T of Short-Intermediate would not increase as a result of the Reorganization. The Board was informed that Class T of the combined fund would continue to pay a 0.25% 12b-1 fee. The Board was informed that any expenses associated with the Reorganization, including professional fees, and any additional merger-related costs directly attributable to Short-Intermediate would be borne by Short-Intermediate, provided that they do not exceed each class's expense cap. The Board was informed that any merger-related costs, including professional fees, directly attributable to Intermediate would be borne by Intermediate, provided that they do not exceed each class's expense cap.
 Finally, the Board considered the proposed Reorganization in the context of a general goal of reducing the number of duplicative funds managed by FMR. While the reduction of similar funds and funds with lower assets potentially would benefit FMR, it also should also benefit shareholders by facilitating increased operational efficiencies.
DESCRIPTION OF THE SECURITIES TO BE ISSUED
 Fidelity Advisor Series VI (the trust) is registered with the Securities and Exchange Commission (the Commission) as an open-end management investment company. The trust's Trustees are authorized to issue an unlimited number of shares of beneficial interest of separate series. Intermediate and Short-Intermediate are the only funds of the trust. Each share of each class of Intermediate represents an equal proportionate interest with each other share of each class of the fund, and each such share of each class of Intermediate is entitled to equal voting, dividend, liquidation, and redemption rights as each other share of the same class. Shareholders of Class B of Intermediate are entitled to vote on amendments to the Distribution and Service Plan of Class A of Intermediate , if such amendments materially increase the expenses of Class A. Each shareholder of the fund is entitled to one vote for each dollar value of net asset value of the class of the fund that the shareholder owns. Shares of Intermediate have no preemptive or conversion rights (other than shares of Class B of Intermediate that convert to shares of Class A of Intermediate after four years). The voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectuses of each class of Intermediate. Shares are fully paid and nonassessable, except as set forth in the fund's Statement of Additional Information under the heading "Shareholder and Trustee Liability."
 The trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Under the 1940 Act, shareholders of record of at least two-thirds of the outstanding shares of an investment company may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record holding at least 10% of the trust's outstanding shares.
FEDERAL INCOME TAX CONSIDERATIONS
 The exchange of Short-Intermediate's assets for Intermediate Class Shares and the assumption of the liabilities of Short-Intermediate by Intermediate is intended to qualify for federal income tax purposes as a tax-free reorganization under the Code. With respect to the Reorganization, the participating funds have received an opinion from Kirkpatrick & Lockhart LLP, counsel to Short-Intermediate and Intermediate, substantially to the effect that:
 (i) The acquisition by Intermediate of all of the assets of Short-Intermediate solely in exchange for Intermediate Class Shares and the assumption by Intermediate of Short-Intermediate's liabilities, followed by the distribution by Short-Intermediate of Intermediate Class Shares to shareholders of the corresponding class of Short-Intermediate pursuant to the liquidation of Short-Intermediate and constructively in exchange for their Short-Intermediate shares, will constitute a reorganization within the meaning of section 368(a)(1)(C) of the Code, and Short-Intermediate and Intermediate will each be "a party to a reorganization" within the meaning of section 368(b) of the Code;
 (ii) No gain or loss will be recognized by Short-Intermediate upon the transfer of all of its assets to Intermediate in exchange solely for Intermediate Class Shares and Intermediate's assumption of Short-Intermediate's liabilities, followed by Short-Intermediate's subsequent distribution of those shares to shareholders of the corresponding class in liquidation of Short-Intermediate;
 (iii) No gain or loss will be recognized by Intermediate upon the receipt of the assets of Short-Intermediate in exchange solely for Intermediate Class Shares and its assumption of Short-Intermediate's liabilities;
 (iv) The shareholders of each class of Short-Intermediate will recognize no gain or loss upon the exchange of their Short-Intermediate shares solely for Intermediate Class Shares of the corresponding class;
 (v) The basis of Short-Intermediate's assets in the hands of Intermediate will be the same as the basis of those assets in the hands of Short-Intermediate immediately prior to the Reorganization, and the holding period of those assets in the hands of Intermediate will include the holding period of those assets in the hands of Short-Intermediate;
 (vi) The basis of Short-Intermediate shareholders in Intermediate Class Shares will be the same as their basis in Short-Intermediate shares of the corresponding class to be surrendered in exchange therefor; and
 (vii) The holding period of the Intermediate Class Shares to be received by the Short-Intermediate shareholders will include the period during which the Short-Intermediate shares of the corresponding class to be surrendered in exchange therefor were held, provided such Short-Intermediate shares were held as capital assets by those shareholders on the date of the Reorganization.
 Shareholders of Short-Intermediate should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state and local tax consequences, if any, of the Reorganization.
CAPITALIZATION
 The following table shows the capitalization of each class of each fund as of November 30, 1997 and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization.
                          NET ASSETS       NET ASSET   SHARES
                                           VALUE       OUTSTANDING
                                           PER SHARE

SHORT-INTERMEDIATE

 CLASS A                    $639,381        $10.20       62,680

 CLASS T                    $21,916,347     $10.21       2,147,471

 INSTITUTIONAL CLASS        $635,846        $10.21       62,284

INTERMEDIATE

 CLASS A                    $441,602        $10.60       41,679

 CLASS T                    $48,830,052     $10.59       4,609,444

 INSTITUTIONAL CLASS        $6,097,562      $10.59       575,743

 CLASS B                    $7,916,605      $10.59       747,589

 CLASS C                    $12,572         $10.59       1,187

PRO FORMA COMBINED FUND

 CLASS A                    $1,080,983      $10.60       101,998

 CLASS T                    $70,746,399     $10.59       6,678,976

 INSTITUTIONAL CLASS        $6,733,408      $10.59       635,785

 CLASS B                    $7,916,605      $10.59       747,589

 CLASS C                    $12,572         $10.59       1,187

CONCLUSION
 The Agreement and Plan of Reorganization and the transactions provided for therein were approved by the Board at a meeting held on November 20, 1997. The Board of Trustees of Fidelity Advisor Series VI determined that the proposed Reorganization is in the best interests of shareholders of each fund and that the interests of existing shareholders of Short-Intermediate and Intermediate would not be diluted as a result of the Reorganization. In the event that the Reorganization is not consummated, Short-Intermediate will continue to engage in business as a fund of a registered investment company and FMR and the Board of Fidelity Advisor Series VI will consider other proposals concerning the fund, including possible increase or removal of the voluntary expense caps and proposals for the reorganization or liquidation of the fund.
ADDITIONAL INFORMATION ABOUT INTERMEDIATE
 The Prospectus for the applicable class of shares to be offered
(dated October 31, 1997 and supplemented January 16, 1998) is enclosed with this Proxy Statement. The Prospectuses for Class A, Class T, and Institutional Class (both dated October 31, 1997 and supplemented
January 16, 1998) are incorporated herein by reference. The
Prospectuses contain additional information about the fund including its investment objective and policies, investment adviser, advisory fees and expenses, organization, and procedures for purchasing and redeeming shares. The Prospectuses also contain financial highlights for each class of Intermediate for the fiscal years ended November 30, as shown below:
FINANCIAL HIGHLIGHTS
INTERMEDIATE MUNICIPAL - CLASS A
                                                                 YEAR ENDED
                                                                 NOVEMBER 30

SELECTED PER-SHARE DATA AND RATIOS                    1997       1996

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.410   $ 10.160

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .230       .113

 NET REALIZED AND UNREALIZED GAIN (LOSS)               (.089)     .250

 TOTAL FROM INVESTMENT OPERATIONS                      .141       .363

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.230)     (.113)

 FROM NET REALIZED GAIN                                (.001)     --

 TOTAL DISTRIBUTIONS                                   (.231)     (.113)

NET ASSET VALUE, END OF PERIOD                        $ 10.320   $ 10.410

TOTAL RETURN,                                          1.38%      3.59%

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 344      $ 103

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90%,      .90%,

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.47%      4.60%

PORTFOLIO TURNOVER                                     21%        35%

INTERMEDIATE MUNICIPAL - CLASS T

                                                                 YEARS ENDED NOVEMBER 30


SELECTED PER-SHARE DATA AND RATIOS                    1997       1996                      1995       1994       1993
1992

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.410   $ 10.380                  $ 9.400    $ 10.460   $ 11.080
$ 11.010

INCOME FROM INVESTMENT OPERATIONS


 NET INTEREST INCOME                                   .225       .461                      .451       .455       .508
 .131

 NET REALIZED AND UNREALIZED GAIN (LOSS)               (.079)     .030                      .980       (1.040)    .260
 .070

 TOTAL FROM INVESTMENT OPERATIONS                      .146       .491                      1.431      (.585)     .768
 .201

LESS DISTRIBUTIONS


 FROM NET INTEREST INCOME                              (.225)     (.461)                    (.451)     (.455)     (.508)
(.131)

 FROM NET REALIZED GAIN                                (.001)     --                        --         --         (.880)
--

 IN EXCESS OF NET REALIZED GAIN                        --         --                        --         (.020)     --
--

 TOTAL DISTRIBUTIONS                                   (.226)     (.461)                    (.451)     (.475)     (1.388)
(.131)

NET ASSET VALUE, END OF PERIOD                        $ 10.330   $ 10.410                  $ 10.380   $ 9.400    $ 10.460
$ 11.080

TOTAL RETURN,                                          1.43%      4.89%                     15.49%     (5.78)%    7.72%
1.37%

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 49,852   $ 56,729                  $ 62,852   $ 57,382   $ 39,800
$ 1,752

RATIO OF EXPENSES TO AVERAGE NET ASSETS                1.00%,     1.00%                     .94%       .90%       .90%
1.04%,

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.38%      4.42%                     4.56%      4.49%      4.76%
5.65%

PORTFOLIO TURNOVER                                     21%        35%                       53%        53%        46%
36%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
H FOR THE PERIOD SEPTEMBER 10, 1992 (COMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
INTERMEDIATE MUNICIPAL - CLASS B

                                                                 YEARS ENDED NOVEMBER 30

SELECTED PER-SHARE DATA AND RATIOS                    1997       1996                      1995       1994

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.410   $ 10.380                  $ 9.400    $ 9.890

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .193       .394                      .373       .155

 NET REALIZED AND UNREALIZED GAIN (LOSS)               (.089)     .030                      .980       (.490)

 TOTAL FROM INVESTMENT OPERATIONS                      .104       .424                      1.353      (.335)

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.193)     (.394)                    (.373)     (.155)

 FROM NET REALIZED GAIN                                (.001)     --                        --         --

 TOTAL DISTRIBUTIONS                                   (.194)     (.394)                    (.373)     (.155)

NET ASSET VALUE, END OF PERIOD                        $ 10.320   $ 10.410                  $ 10.380   $ 9.400

TOTAL RETURN,                                          1.01%      4.21%                     14.60%     (3.44)%

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 7,349    $ 7,445                   $ 6,226    $ 1,682

RATIO OF EXPENSES TO AVERAGE NET ASSETS                1.65%,     1.66%                     1.68%      1.65%,

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     3.75%      3.76%                     3.71%      3.74%

PORTFOLIO TURNOVER                                     21%        35%                       53%        53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS



            YEARS ENDED NOVEMBER 30

SELECTED PER-SHARE DATA AND RATIOS
1997       1996     1995       1994       1993       1992       1991        1990        1989        1988        1987

NET ASSET VALUE, BEGINNING OF PERIOD
$ 10.410   $ 10.360 $ 9.410    $ 10.460   $ 11.080   $ 10.800   $ 10.640    $ 10.610    $ 10.520    $ 10.380    $ 10.990

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME
 .238       .487      .477       .481       .536       .666       .682        .689        .674        .650        .641

 NET REALIZED AND UNREALIZED GAIN (LOSS)
(.079)     .050      .950       (1.030)    .260       .280       .160        .030        .090        .140        (.540)

 TOTAL FROM INVESTMENT OPERATIONS
 .159       .537      1.427      (.549)     .796       .946       .842        .719        .764        .790        .101

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME
(.238)     (.487)    (.477)     (.481)     (.536)     (.666)     (.682)      (.689)      (.674)      (.650)      (.641)

 FROM NET REALIZED GAIN
(.001)     --        --         --         (.880)     --         --          --          --          --          (.070)

 IN EXCESS OF  NET REALIZED GAIN
--         --        --         (.020)     --         --         --          --          --          --          --

 TOTAL DISTRIBUTIONS
(.239)     (.487)    (.477)     (.501)     (1.416)    (.666)     (.682)      (.689)      (.674)      (.650)      (.711)

NET ASSET VALUE, END OF PERIOD
$ 10.330   $ 10.410 $ 10.360   $ 9.410    $ 10.460   $ 11.080   $ 10.800    $ 10.640    $ 10.610    $ 10.520    $ 10.380

TOTAL RETURN,
1.56%      5.36%    15.44%     (5.43)%    8.01%      9.01%      8.15%       7.04%       7.50%       7.77%       .97%

NET ASSETS, END OF PERIOD (000 OMITTED)
$ 7,468    $ 6,455  $ 11,085   $ 11,702   $ 15,076   $ 28,428   $ 100,294   $ 111,506   $ 121,418   $ 132,443   $ 162,857

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 .75%,      .75%      .70%       .65%       .65%       .66%       .61%        .62%        .65%        .63%        .59%

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 .75%       .74%      .70%       .65%       .65%       .66%       .61%        .62%        .65%        .63%        .59%
AFTER EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO
4.64%      4.68%     4.96%      4.75%      5.01%      6.05%      6.40%       6.53%       6.45%       6.20%       6.01%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER
21%        35%       53%        53%        46%        36%        20%         32%         31%         24%         43%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. MISCELLANEOUS
 LEGAL MATTERS. Certain legal matters in connection with the issuance of Intermediate shares have been passed upon by Kirkpatrick & Lockhart LLP, counsel to the trust.
 EXPERTS. The audited financial statements of Short-Intermediate and Intermediate incorporated by reference into the Statement of Additional Information, have been examined by Coopers & Lybrand L.L.P., independent accountants, whose reports thereon are included in the Annual Reports to Shareholders for the fiscal year ended November 30, 1997. The financial statements audited by Coopers & Lybrand L.L.P. have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
 AVAILABLE INFORMATION. Fidelity Advisor Series VI is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports, proxy material, and other information with the SEC. Such reports, proxy material, and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington D.C. 20549 and 7 World Trade Center, New York, NY 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington D.C. 20549, at prescribed rates.
 NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Fidelity Advisor Series VI, in care of Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, Massachusetts 02109, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of the Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the respective shares.

ATTACHMENT 1
EXCERPTS FROM ANNUAL REPORTS OF FIDELITY ADVISOR INTERMEDIATE
MUNICIPAL INCOME FUND DATED NOVEMBER 30, 1997
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                   PAST 1   PAST 5   PAST 10
                                                  YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS A   6.42%    5.53%    6.70%

ADVISOR INTERMEDIATE MUNICIPAL INCOME -           2.43%    4.72%    6.29%
 CLASS A (INCL. MAX. 3.75% SALES CHARGE)

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL BOND INDEX    6.45%    N/A      N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE         5.50%    6.12%    7.16%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Had Class A shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. $10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971211 155754 S00000000000001
             FA Intermed Bond -CL A      LB Intermediate Govt/Corp
             00261                       LB007
  1987/11/30       9625.00                    10000.00
  1987/12/31       9720.78                    10105.06
  1988/01/31      10015.93                    10363.63
  1988/02/29      10165.88                    10478.96
  1988/03/31      10087.00                    10438.68
  1988/04/30      10065.68                    10421.30
  1988/05/31      10006.66                    10375.22
  1988/06/30      10191.83                    10540.58
  1988/07/31      10181.17                    10518.19
  1988/08/31      10209.99                    10533.99
  1988/09/30      10398.55                    10716.73
  1988/10/31      10537.91                    10862.34
  1988/11/30      10472.84                    10769.66
  1988/12/31      10482.47                    10779.14
  1989/01/31      10596.52                    10892.36
  1989/02/28      10571.43                    10847.33
  1989/03/31      10613.20                    10894.20
  1989/04/30      10791.73                    11111.96
  1989/05/31      10994.69                    11332.61
  1989/06/30      11262.57                    11618.31
  1989/07/31      11500.84                    11856.86
  1989/08/31      11345.51                    11703.62
  1989/09/30      11399.07                    11758.91
  1989/10/31      11636.92                    12007.48
  1989/11/30      11732.63                    12122.28
  1989/12/31      11751.98                    12155.46
  1990/01/31      11635.09                    12077.52
  1990/02/28      11673.36                    12121.49
  1990/03/31      11657.03                    12137.29
  1990/04/30      11581.67                    12095.16
  1990/05/31      11856.75                    11939.81
  1990/06/30      12015.28                    12526.46
  1990/07/31      12175.69                    12700.25
  1990/08/31      12074.05                    12648.11
  1990/09/30      12163.30                    12745.80
  1990/10/31      12277.93                    12893.78
  1990/11/30      12490.46                    12636.79
  1990/12/31      12681.84                    13268.47
  1991/01/31      12776.12                    13403.02
  1991/02/28      12878.58                    13510.19
  1991/03/31      12960.17                    13602.09
  1991/04/30      13104.73                    13750.33
  1991/05/31      13174.63                    13834.85
  1991/06/30      13178.60                    13844.59
  1991/07/31      13326.81                    13998.89
  1991/08/31      13606.60                    14266.15
  1991/09/30      13859.32                    14511.56
  1991/10/31      14023.32                    14677.18
  1991/11/30      14157.49                    14845.70
  1991/12/31      14604.11                    15208.28
  1992/01/31      14417.24                    15070.57
  1992/02/29      14454.63                    15130.08
  1992/03/31      14402.61                    15070.57
  1992/04/30      14483.54                    15203.01
  1992/05/31      14748.23                    15438.68
  1992/06/30      14956.20                    15667.23
  1992/07/31      15308.21                    15978.72
  1992/08/31      15449.75                    16138.55
  1992/09/30      15629.48                    16357.63
  1992/10/31      15398.81                    16145.40
  1992/11/30      15438.12                    16084.05
  1992/12/31      15644.98                    16299.44
  1993/01/31      15956.81                    16616.46
  1993/02/28      16275.19                    16878.46
  1993/03/31      16382.09                    16945.60
  1993/04/30      16482.68                    17081.99
  1993/05/31      16494.26                    17044.08
  1993/06/30      16821.27                    17311.60
  1993/07/31      16951.56                    17353.99
  1993/08/31      17324.45                    17629.15
  1993/09/30      17374.07                    17702.35
  1993/10/31      17467.62                    17749.75
  1993/11/30      17367.60                    17650.75
  1993/12/31      17443.10                    17731.58
  1994/01/31      17627.31                    17928.54
  1994/02/28      17286.62                    17663.38
  1994/03/31      16951.77                    17371.90
  1994/04/30      16884.37                    17253.67
  1994/05/31      16826.11                    17265.26
  1994/06/30      16821.44                    17267.63
  1994/07/31      16981.07                    17516.19
  1994/08/31      16979.06                    17570.96
  1994/09/30      16894.78                    17409.29
  1994/10/31      16895.81                    17406.92
  1994/11/30      16944.25                    17327.93
  1994/12/31      17012.86                    17389.28
  1995/01/31      17197.79                    17682.34
  1995/02/28      17410.41                    18049.13
  1995/03/31      17499.38                    18152.35
  1995/04/30      17671.90                    18376.43
  1995/05/31      18103.58                    18932.01
  1995/06/30      18210.69                    19058.93
  1995/07/31      18200.95                    19061.56
  1995/08/31      18347.03                    19235.08
  1995/09/30      18476.21                    19374.37
  1995/10/31      18661.66                    19590.29
  1995/11/30      18880.46                    19847.81
  1995/12/31      19087.36                    20055.82
  1996/01/31      19245.12                    20228.82
  1996/02/29      19007.36                    19991.31
  1996/03/31      18933.74                    19888.36
  1996/04/30      18838.06                    19818.05
  1996/05/31      18815.06                    19803.04
  1996/06/30      18987.35                    20013.43
  1996/07/31      19037.11                    20072.94
  1996/08/31      19069.02                    20088.74
  1996/09/30      19277.78                    20368.63
  1996/10/31      19582.77                    20728.58
  1996/11/30      19808.67                    21001.90
  1996/12/31      19701.01                    20867.34
  1997/01/31      19784.34                    20948.44
  1997/02/28      19803.00                    20988.47
  1997/03/31      19679.75                    20843.65
  1997/04/30      19896.89                    21088.52
  1997/05/31      20021.56                    21263.63
  1997/06/30      20219.79                    21457.69
  1997/07/31      20590.56                    21894.25
  1997/08/31      20512.06                    21784.19
  1997/09/30      20724.00                    22037.50
  1997/10/31      20920.84                    22281.58
  1997/11/28      20959.68                    22330.82
IMATRL PRASUN   SHR__CHT 19971130 19971211 155758 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class A on November 30, 1987, and the current maximum 3.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $18,408 - an 84.08% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,783 - a 127.83% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -     6.21%    5.48%    6.68%
 CLASS T

ADVISOR INTERMEDIATE MUNICIPAL INCOME -     3.29%    4.89%    6.38%
 CLASS T (INCL. MAX. 2.75% SALES CHARGE)

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL         6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE   5.50%    6.12%    7.16%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you
what would have happened if Class T had performed at a constant rate each year. The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of Institutional Class, the original class of the fund. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971212 134601 S00000000000001
             FA Int Muni Inc -CL T       LB Municipal Bond
             00289                       LB015
  1987/11/30       9725.00                    10000.00
  1987/12/31       9822.10                    10145.10
  1988/01/31      10174.32                    10506.47
  1988/02/29      10215.82                    10617.52
  1988/03/31      10066.46                    10494.36
  1988/04/30      10117.07                    10574.12
  1988/05/31      10149.08                    10543.56
  1988/06/30      10220.42                    10697.81
  1988/07/31      10273.60                    10767.56
  1988/08/31      10278.52                    10777.03
  1988/09/30      10391.30                    10972.10
  1988/10/31      10514.92                    11165.21
  1988/11/30      10480.71                    11062.93
  1988/12/31      10546.84                    11176.11
  1989/01/31      10653.58                    11407.23
  1989/02/28      10589.96                    11277.07
  1989/03/31      10556.37                    11250.12
  1989/04/30      10705.57                    11517.20
  1989/05/31      10865.44                    11756.41
  1989/06/30      10984.69                    11916.06
  1989/07/31      11094.31                    12078.24
  1989/08/31      11058.37                    11959.99
  1989/09/30      11056.18                    11924.35
  1989/10/31      11144.85                    12070.19
  1989/11/30      11266.79                    12281.42
  1989/12/31      11368.35                    12381.88
  1990/01/31      11331.26                    12323.31
  1990/02/28      11431.89                    12432.99
  1990/03/31      11451.36                    12436.72
  1990/04/30      11333.60                    12346.68
  1990/05/31      11540.24                    12616.21
  1990/06/30      11635.78                    12727.10
  1990/07/31      11776.20                    12914.19
  1990/08/31      11707.73                    12726.68
  1990/09/30      11739.09                    12733.93
  1990/10/31      11870.37                    12964.92
  1990/11/30      12059.76                    13225.65
  1990/12/31      12092.31                    13283.18
  1991/01/31      12227.33                    13461.44
  1991/02/28      12338.66                    13578.56
  1991/03/31      12346.95                    13583.44
  1991/04/30      12458.87                    13764.10
  1991/05/31      12558.68                    13886.47
  1991/06/30      12566.31                    13872.72
  1991/07/31      12692.18                    14041.69
  1991/08/31      12793.60                    14226.62
  1991/09/30      12872.01                    14411.85
  1991/10/31      13010.24                    14541.56
  1991/11/30      13043.03                    14582.13
  1991/12/31      13258.56                    14895.06
  1992/01/31      13351.18                    14929.02
  1992/02/29      13366.49                    14933.80
  1992/03/31      13315.38                    14939.32
  1992/04/30      13408.52                    15072.28
  1992/05/31      13555.59                    15249.68
  1992/06/30      13733.49                    15505.57
  1992/07/31      14029.26                    15970.43
  1992/08/31      13925.53                    15814.72
  1992/09/30      14057.17                    15918.15
  1992/10/31      13957.16                    15761.67
  1992/11/30      14212.18                    16043.96
  1992/12/31      14229.35                    16207.77
  1993/01/31      14391.15                    16396.27
  1993/02/28      14790.71                    16989.32
  1993/03/31      14643.99                    16809.74
  1993/04/30      14746.99                    16979.35
  1993/05/31      14809.05                    17074.78
  1993/06/30      14965.14                    17359.76
  1993/07/31      14982.14                    17382.50
  1993/08/31      15257.79                    17744.40
  1993/09/30      15415.64                    17946.51
  1993/10/31      15430.11                    17981.15
  1993/11/30      15309.83                    17822.73
  1993/12/31      15571.42                    18198.97
  1994/01/31      15715.89                    18406.80
  1994/02/28      15323.47                    17930.07
  1994/03/31      14724.77                    17199.95
  1994/04/30      14855.10                    17345.81
  1994/05/31      14988.06                    17496.20
  1994/06/30      14880.35                    17389.30
  1994/07/31      15087.68                    17708.04
  1994/08/31      15144.72                    17769.31
  1994/09/30      14975.11                    17508.46
  1994/10/31      14747.40                    17197.51
  1994/11/30      14425.15                    16886.58
  1994/12/31      14686.26                    17258.25
  1995/01/31      15055.84                    17751.49
  1995/02/28      15437.88                    18267.70
  1995/03/31      15606.75                    18477.60
  1995/04/30      15602.28                    18499.40
  1995/05/31      15958.62                    19089.72
  1995/06/30      15872.88                    18923.64
  1995/07/31      15976.20                    19103.04
  1995/08/31      16192.15                    19345.26
  1995/09/30      16295.59                    19467.72
  1995/10/31      16469.40                    19750.78
  1995/11/30      16659.18                    20078.44
  1995/12/31      16771.13                    20271.40
  1996/01/31      16883.03                    20424.45
  1996/02/29      16827.88                    20286.58
  1996/03/31      16662.27                    20027.32
  1996/04/30      16609.07                    19970.64
  1996/05/31      16607.28                    19962.65
  1996/06/30      16735.46                    20180.05
  1996/07/31      16866.04                    20363.68
  1996/08/31      16864.84                    20358.80
  1996/09/30      17011.73                    20643.82
  1996/10/31      17193.39                    20877.30
  1996/11/30      17473.12                    21259.36
  1996/12/31      17423.26                    21170.07
  1997/01/31      17455.10                    21210.08
  1997/02/28      17598.27                    21404.79
  1997/03/31      17390.13                    21119.46
  1997/04/30      17520.88                    21296.23
  1997/05/31      17722.60                    21616.53
  1997/06/30      17888.98                    21846.74
  1997/07/31      18333.03                    22451.90
  1997/08/31      18173.54                    22241.52
  1997/09/30      18376.16                    22505.53
  1997/10/31      18459.95                    22650.24
  1997/11/28      18558.01                    22783.42
IMATRL PRASUN   SHR__CHT 19971130 19971212 134603 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class T on November 30, 1987, and the current maximum 2.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $18,558 - an 85.58% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,783 - a 127.83% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -     6.48%    5.75%    6.82%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL         6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE   5.50%    6.12%    7.16%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971212 134539 S00000000000001
             FA Int Muni Inc -CL I       LB Municipal Bond
             00089                       LB015
  1987/11/30      10000.00                    10000.00
  1987/12/31      10099.85                    10145.10
  1988/01/31      10462.03                    10506.47
  1988/02/29      10504.70                    10617.52
  1988/03/31      10351.12                    10494.36
  1988/04/30      10403.16                    10574.12
  1988/05/31      10436.07                    10543.56
  1988/06/30      10509.43                    10697.81
  1988/07/31      10564.11                    10767.56
  1988/08/31      10569.17                    10777.03
  1988/09/30      10685.14                    10972.10
  1988/10/31      10812.26                    11165.21
  1988/11/30      10777.08                    11062.93
  1988/12/31      10845.08                    11176.11
  1989/01/31      10954.84                    11407.23
  1989/02/28      10889.41                    11277.07
  1989/03/31      10854.88                    11250.12
  1989/04/30      11008.30                    11517.20
  1989/05/31      11172.69                    11756.41
  1989/06/30      11295.31                    11916.06
  1989/07/31      11408.03                    12078.24
  1989/08/31      11371.08                    11959.99
  1989/09/30      11368.82                    11924.35
  1989/10/31      11460.00                    12070.19
  1989/11/30      11585.39                    12281.42
  1989/12/31      11689.82                    12381.88
  1990/01/31      11651.69                    12323.31
  1990/02/28      11755.15                    12432.99
  1990/03/31      11775.18                    12436.72
  1990/04/30      11654.09                    12346.68
  1990/05/31      11866.57                    12616.21
  1990/06/30      11964.82                    12727.10
  1990/07/31      12109.21                    12914.19
  1990/08/31      12038.80                    12726.68
  1990/09/30      12071.04                    12733.93
  1990/10/31      12206.04                    12964.92
  1990/11/30      12400.78                    13225.65
  1990/12/31      12434.25                    13283.18
  1991/01/31      12573.09                    13461.44
  1991/02/28      12687.57                    13578.56
  1991/03/31      12696.09                    13583.44
  1991/04/30      12811.18                    13764.10
  1991/05/31      12913.81                    13886.47
  1991/06/30      12921.66                    13872.72
  1991/07/31      13051.09                    14041.69
  1991/08/31      13155.37                    14226.62
  1991/09/30      13236.00                    14411.85
  1991/10/31      13378.14                    14541.56
  1991/11/30      13411.86                    14582.13
  1991/12/31      13633.48                    14895.06
  1992/01/31      13728.72                    14929.02
  1992/02/29      13744.47                    14933.80
  1992/03/31      13691.91                    14939.32
  1992/04/30      13787.68                    15072.28
  1992/05/31      13938.91                    15249.68
  1992/06/30      14121.84                    15505.57
  1992/07/31      14425.97                    15970.43
  1992/08/31      14319.31                    15814.72
  1992/09/30      14453.06                    15918.15
  1992/10/31      14354.35                    15761.67
  1992/11/30      14619.64                    16043.96
  1992/12/31      14626.29                    16207.77
  1993/01/31      14810.45                    16396.27
  1993/02/28      15210.02                    16989.32
  1993/03/31      15062.42                    16809.74
  1993/04/30      15171.20                    16979.35
  1993/05/31      15238.04                    17074.78
  1993/06/30      15402.32                    17359.76
  1993/07/31      15438.16                    17382.50
  1993/08/31      15711.46                    17744.40
  1993/09/30      15877.86                    17946.51
  1993/10/31      15911.44                    17981.15
  1993/11/30      15791.14                    17822.73
  1993/12/31      16079.68                    18198.97
  1994/01/31      16232.46                    18406.80
  1994/02/28      15815.67                    17930.07
  1994/03/31      15201.44                    17199.95
  1994/04/30      15339.16                    17345.81
  1994/05/31      15479.72                    17496.20
  1994/06/30      15371.76                    17389.30
  1994/07/31      15589.28                    17708.04
  1994/08/31      15651.48                    17769.31
  1994/09/30      15463.83                    17508.46
  1994/10/31      15247.42                    17197.51
  1994/11/30      14933.13                    16886.58
  1994/12/31      15206.41                    17258.25
  1995/01/31      15575.94                    17751.49
  1995/02/28      15974.20                    18267.70
  1995/03/31      16152.45                    18477.60
  1995/04/30      16151.32                    18499.40
  1995/05/31      16523.78                    19089.72
  1995/06/30      16438.42                    18923.64
  1995/07/31      16565.21                    19103.04
  1995/08/31      16776.25                    19345.26
  1995/09/30      16887.34                    19467.72
  1995/10/31      17071.14                    19750.78
  1995/11/30      17238.46                    20078.44
  1995/12/31      17391.80                    20271.40
  1996/01/31      17511.97                    20424.45
  1996/02/29      17458.75                    20286.58
  1996/03/31      17290.63                    20027.32
  1996/04/30      17239.39                    19970.64
  1996/05/31      17224.07                    19962.65
  1996/06/30      17377.67                    20180.05
  1996/07/31      17516.75                    20363.68
  1996/08/31      17518.90                    20358.80
  1996/09/30      17692.22                    20643.82
  1996/10/31      17867.39                    20877.30
  1996/11/30      18161.76                    21259.36
  1996/12/31      18113.70                    21170.07
  1997/01/31      18150.70                    21210.08
  1997/02/28      18304.13                    21404.79
  1997/03/31      18091.63                    21119.46
  1997/04/30      18231.36                    21296.23
  1997/05/31      18445.13                    21616.53
  1997/06/30      18622.09                    21846.74
  1997/07/31      19088.29                    22451.90
  1997/08/31      18926.23                    22241.52
  1997/09/30      19141.11                    22505.53
  1997/10/31      19232.44                    22650.24
  1997/11/28      19338.53                    22783.42
IMATRL PRASUN   SHR__CHT 19971130 19971212 134545 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Institutional Class on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have grown to $19,339 - a 93.39% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,783 - a 127.83% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

MARKET RECAP
With investor sentiment, shifting supply/ demand conditions and Federal
Reserve Board policymaking playing
key roles, municipal bonds performed
more or less in line with their taxable
counterparts for the 12 months that
ended November 30, 1997. The
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - returned
7.17%, while the Lehman Brothers
Aggregate Bond Index - a barometer
of the taxable bond market - returned
7.55%. Through much of the first half
of the period, the supply/demand
scenario within the muni market was
favorable: low supply and high
demand that led to rising municipal
bond prices. The second half,
however, saw a large amount of new
issuance come to market, and while
demand remained strong, it took time
for investors to become acclimated to
this new supply. In the interim, muni
bond prices fell. The cold months of
winter contrasted with what many felt
was an overheating economy ripe for
an inflation appearance. In late March,
the Federal Reserve Board raised a
key short-term interest rate by 0.25%.
While this move was anticipated by
investors, the market nonetheless
reacted negatively. From April through
mid-September, market conditions
were more friendly. Favorable
economic data soothed inflationary
concerns, while the Fed's reluctance
to raise rates further was another
positive influence. High supply and
low demand resulted in a sub-par
performance for muni bonds in
September and October, but Asian
volatility toward the end of the period
changed momentum. Currency
devaluations meant prices of Asian
goods would become cheaper, further
decreasing the likelihood of inflation.
An interview with David Murphy, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund
Q. HOW DID THE FUND PERFORM, DAVID?
A. For the 12-month period that ended November 30, 1997, the fund's Institutional Class shares had a total return of 6.48%. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 5.50% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index returned 6.45% for the same one-year period.
A. For the 12-month period that ended November 30, 1997, the fund's Class A, Class T, Class B and Class C shares had total returns of 6.42%, 6.21%, 5.54%, and 5.54%, respectively. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 5.50% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index returned 6.45% for the same one-year period.
Q. WHAT WAS YOUR STRATEGY?
A. In terms of the way the fund's investments were allocated among bonds with various maturities, I focused on bonds with maturities between five and 12 years. I did that because the municipal yield curve - which is a graphical representation of the yield of intermediate-term bonds by ascending maturity dates - was flatter beyond 12 years. Up to about a 12-year maturity, an investor was paid an appropriate amount of added income for each additional year of maturity. It is this additional income that compensates the investor for the added risk taken on by investing in the longer-maturity part of the intermediate market. But for bonds with maturities of 12 years or longer, the extra income for each successive year was, in my opinion, less attractive given the level of risk inherent in longer-term bonds. Another key strategy was that I kept the fund's duration, which measures its sensitivity to changing interest rates, neutral relative to the Lehman Brothers 1-17 Year Municipal Bond Index. By doing so, the fund avoids getting whipsawed by becoming bullish or bearish about the direction of interest rates at the wrong time.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS DURING THE PERIOD?
A. The fund's holdings in bonds issued in the state of New York were winners. The state's finances improved, driven in part by the strength of the securities industry, an important contributor to New York's tax revenues. In recognition of this improvement, Standard & Poor's - one of the municipal bond credit rating agencies - upgraded the credit rating of some of the state's agencies, which was a positive development for the prices of the fund's agency holdings. Likewise, general obligation bonds issued by New York City also performed well as the city's economy continued to expand. Additionally, bonds issued by the Massachusetts Industrial Finance Agency on behalf of Massachusetts Biomedical Research Corp. rose in value because more investors became better-informed about its positive financial performance.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. The return from one of the fund's student loan bonds was disappointing when prepayments - which rise as borrowers pay back their loans early - came in a little bit higher than expected. However, I continued to maintain a fairly heavy weighting in these bonds because they generally offer attractive yields. With input from Fidelity's research team, I try to pick student loan bonds that I think will be prepaid more slowly.
Q. DURING THE PAST YEAR, THERE WAS AN INCREASE IN THE FUND'S ELECTRIC UTILITY REVENUE POSITION. GIVEN THAT THE ELECTRIC INDUSTRY IS UNDER PRESSURE FROM THE THREAT OF INCREASED COMPETITION, WHAT FACTORS DO YOU LOOK FOR WHEN SELECTING THESE BONDS?
A. The electric utility industry is in the early stages of a transformation from an environment where electric providers enjoy monopolistic strongholds on a given service area to one where competition will reign. With that in mind, I have focused on two types of electric utilities: those that are well-prepared to deal with increased competition; or those that I believe can meet competitive challenges down the road but have been severely and unduly penalized by the market today because of uncertainty surrounding future deregulation.
Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?
A. During the past several years, the amount of outstanding municipal bonds has shrunk considerably. In the first half of 1997, the low supply helped the municipal market outperform the taxable bond market. I expect supply will increase next year. The question is, will there be enough demand to digest that supply? In my view, that will depend on how investors perceive the attractiveness of municipals relative to other fixed-income alternatives and especially to equity investments. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT DATED NOVEMBER 30, 1997. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
DAVID MURPHY ON MUNICIPAL
BOND SUPPLY:
"The supply of municipal bonds is an
important factor in their
performance. During the past six
months, interest rates have declined
fairly significantly. Falling interest
rates prompted municipal bond
issuers to refund, or refinance,
their older debt at current low
interest rates, much in the same
fashion that homeowners refinance
their mortgages when they see an
opportunity to lower their interest
costs. As a result of a recent increase
in the supply of municipal bonds,
their prices tended to lag U.S.
Treasuries during the final months
of the period. If interest rates stay at current low levels, or fall further, I think that the supply of issued municipal bonds will continue to expand, perhaps dramatically. This would, in my opinion, lead to further underperformance relative to U.S.
Treasuries. But if there is a
significant decline in the U.S. stock
market, More investment dollars
could be re-allocated to municipal
bonds."

NOTE TO SHAREHOLDERS: Effective
January 31, 1998, Norm Lind will
become portfolio manager of the
fund. He joined Fidelity in 1986.
FUND FACTS
GOAL: to seek the highest level
of income exempt from federal
income taxes that can be
obtained consistent with the
preservation of capital
START DATE: September 19, 1985
SIZE: as of November 30,
1997, more than $63 million
MANAGER: David Murphy,
since 1995; joined Fidelity
in 1989
(checkmark)

EXHIBIT 1
FORM OF
AGREEMENT AND PLAN OF REORGANIZATION

 THIS AGREEMENT AND PLAN OF REORGANIZATION (the Agreement) is made as of March 9, 1998, by and between Fidelity Advisor Short-Intermediate Municipal Income Fund (Short-Intermediate) and Fidelity Advisor Intermediate Municipal Income Fund (Intermediate), funds of Fidelity Advisor Series VI (the trust). The trust is a duly organized business trust under the laws of the Commonwealth of Massachusetts with its principal place of business at 82 Devonshire Street, Boston, Massachusetts 02109. Intermediate and Short-Intermediate may be referred to herein collectively as the "Funds" or each individually as the "Fund."
 This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the Code). The reorganization will comprise: (a) the transfer of all of the assets of Short-Intermediate to Intermediate solely in exchange for shares of beneficial interest in Class A, Class T, and Institutional Class of Intermediate (the Intermediate Class Shares) in each case based upon the net asset value attributable to the corresponding class of Short-Intermediate and the assumption by Intermediate of Short-Intermediate's liabilities; and (b) the constructive distribution of such shares by Short-Intermediate to its shareholders of the corresponding class in complete liquidation and termination of Short-Intermediate in exchange for all of Short-Intermediate's outstanding shares. Short-Intermediate shall receive shares of Class A, Class T, and Institutional Class of Intermediate having a net asset value equal to the value of the net assets of Class A, Class T, and Institutional Class of Short-Intermediate, respectively, on the Closing Date (as defined in Section 6), which shares Short-Intermediate shall then distribute to its shareholders of the corresponding class. Shareholders of Class A, Class T, and Institutional Class of Short-Intermediate will receive shares of the corresponding class of Intermediate equal in value to the shares of Short-Intermediate they are surrendering, based upon the relative net asset values of Class A (Short-Intermediate) to Class A (Intermediate), Class T (Short-Intermediate) to Class T (Intermediate), and Institutional Class (Short-Intermediate) to Institutional Class (Intermediate), respectively, as of the Closing Date. The foregoing transactions are referred to herein as the "Reorganization."
 In consideration of the mutual promises and subject to the terms and conditions herein, the parties covenant and agree as follows:
1. REPRESENTATIONS AND WARRANTIES OF SHORT-INTERMEDIATE. Short-Intermediate represents and warrants to and agrees with Intermediate that:
(a) Short-Intermediate is a series of Fidelity Advisor Series VI, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) Fidelity Advisor Series VI is an open-end, management investment company duly registered under the Investment Company Act of 1940, as amended (the 1940 Act), and such registration is in full force and effect;
(c) The Prospectuses and Statement of Additional Information of Short-Intermediate (both dated February 28, 1998), previously furnished to Intermediate, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) There are no material legal, administrative, or other proceedings pending or, to the knowledge of Short-Intermediate, threatened against Short-Intermediate which assert liability on the part of Short-Intermediate. Short-Intermediate knows of no facts which might form the basis for the institution of such proceedings;
(e) Short-Intermediate is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of Short-Intermediate, of any agreement, indenture, instrument, contract, lease, or other undertaking to which Short-Intermediate is a party or by which Short-Intermediate is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which Short-Intermediate is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights (of each class), and the Schedule of Investments (including market values) of Short-Intermediate at November 30, 1997, have been audited by Coopers & Lybrand L.L.P., independent accountants, and have been furnished to Intermediate. Said Statement of Assets and Liabilities and Schedule of Investments fairly present the Fund's financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights (of each class) fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) Short-Intermediate has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of November 30, 1997 and those incurred in the ordinary course of Short-Intermediate's business as an investment company since November 30, 1997;
(h) The registration statement (Registration Statement) filed with the Securities and Exchange Commission (Commission) by Fidelity Advisor Series VI on Form N-14 relating to the shares of Intermediate issuable hereunder and the proxy statement of Short-Intermediate included therein (Proxy Statement), on the effective date of the Registration Statement and insofar as they relate to Short-Intermediate (i) comply in all material respects with the provisions of the Securities Act of 1933, as amended (the 1933 Act), the Securities Exchange Act of 1934, as amended (the 1934 Act), and the 1940 Act, and the rules and regulations thereunder, and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the prospectus contained in the Registration Statement of which the Proxy Statement is a part (the Prospectus), as amended or supplemented, insofar as it relates to Short-Intermediate, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(i) All material contracts and commitments of Short-Intermediate (other than this Agreement) will be terminated without liability to Short-Intermediate prior to the Closing Date (other than those made in connection with redemptions of Class A, Class T, and Institutional Class shares and the purchase and sale of portfolio securities made in the ordinary course of business);
(j) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Short-Intermediate of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);
(k) Short-Intermediate has filed or will file all federal and state tax returns which, to the knowledge of Short-Intermediate's officers, are required to be filed by Short-Intermediate and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of Short-Intermediate's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(l) Short-Intermediate has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on the Closing Date;
(m) All of the issued and outstanding Class A, Class T, and Institutional Class shares of Short-Intermediate are, and at the Closing Date will be, duly and validly issued and outstanding and fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Fund's Statement of Additional Information), and have been offered for sale and in conformity with all applicable federal securities laws. All of the issued and outstanding Class A, Class T, and Institutional Class shares of Short-Intermediate will, at the Closing Date, be held by the persons and in the amounts set forth in the list of shareholders of each class submitted to Intermediate in accordance with this Agreement;
(n) As of both the Valuation Time (as defined in Section 4) and the Closing Date, Short-Intermediate will have the full right, power, and authority to sell, assign, transfer, and deliver its portfolio securities and any other assets of Short-Intermediate to be transferred to Intermediate pursuant to this Agreement. As of the Closing Date, subject only to the delivery of Short-Intermediate's portfolio securities and any such other assets as contemplated by this Agreement, Intermediate will acquire Short-Intermediate's portfolio securities and any such other assets subject to no encumbrances, liens, or security interests (except for those that may arise in the ordinary course and are disclosed to Intermediate) and without any restrictions upon the transfer thereof; and
(o) The execution, performance, and delivery of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of Short-Intermediate, and this Agreement constitutes a valid and binding obligation of Short-Intermediate enforceable in accordance with its terms, subject to shareholder approval.
2. REPRESENTATIONS AND WARRANTIES OF INTERMEDIATE. Intermediate represents and warrants to and agrees with Short-Intermediate that:
(a) Intermediate is a series of Fidelity Advisor Series VI, a business trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts, and has the power to own all of its properties and assets and to carry out its obligations under this Agreement. It has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement;
(b) Fidelity Advisor Series VI is an open-end, management investment company duly registered under the 1940 Act, and such registration is in full force and effect;
(c) The Prospectuses and Statement of Additional Information of Intermediate (both dated February 28, 1998), previously furnished to Short-Intermediate, did not and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(d) There are no material legal, administrative, or other proceedings pending or, to the knowledge of Intermediate, threatened against Intermediate which assert liability on the part of Intermediate. Intermediate knows of no facts which might form the basis for the institution of such proceedings;
(e) Intermediate is not in, and the execution, delivery, and performance of this Agreement will not result in, violation of any provision of its Amended and Restated Declaration of Trust or By-laws, or, to the knowledge of Intermediate, of any agreement, indenture, instrument, contract, lease, or other undertaking to which Intermediate is a party or by which Intermediate is bound or result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which Intermediate is a party or is bound;
(f) The Statement of Assets and Liabilities, the Statement of Operations, the Statement of Changes in Net Assets, Financial Highlights (of each class), and the Schedule of Investments (including market values) of Intermediate at November 30, 1997, have been audited by Coopers & Lybrand L.L.P., independent accountants, and have been furnished to Short-Intermediate. Said Statement of Assets and Liabilities and Schedule of Investments fairly present its financial position as of such date and said Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights (of each class) fairly reflect its results of operations, changes in financial position, and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles consistently applied;
(g) Intermediate has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to it on its statement of assets and liabilities as of November 30, 1997 and those incurred in the ordinary course of Intermediate's business as an investment company since November 30, 1997;
(h) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Intermediate of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the District of Columbia and Puerto Rico);

(i) Intermediate has filed or will file all federal and state tax returns which, to the knowledge of Intermediate's officers, are required to be filed by Intermediate and has paid or will pay all federal and state taxes shown to be due on said returns or provision shall have been made for the payment thereof, and, to the best of Intermediate's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;
(j) Intermediate has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company for all prior taxable years and intends to meet such requirements for its current taxable year ending on November 30, 1998;
(k) As of the Closing Date, the Intermediate Class Shares of beneficial interest of Intermediate to be issued to Short-Intermediate will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable as a matter of Massachusetts law (except as disclosed in the Fund's Statement of Additional Information) by Intermediate, and no shareholder of any class of Intermediate will have any preemptive right of subscription or purchase in respect thereof;
(l) The execution, performance, and delivery of this Agreement will have been duly authorized prior to the Closing Date by all necessary corporate action on the part of Intermediate, and this Agreement constitutes a valid and binding obligation of Intermediate enforceable in accordance with its terms, subject to approval by the shareholders of Short-Intermediate;
(m) The Registration Statement and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to Intermediate, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 7 and on the Closing Date, the Prospectus, as amended or supplemented, insofar as it relates to Intermediate, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;
(n) The issuance of the Intermediate Class Shares pursuant to this Agreement will be in compliance with all applicable federal securities laws; and
(o) All of the issued and outstanding shares of beneficial interest of Intermediate have been offered for sale and sold in conformity with the federal securities laws.
3.  REORGANIZATION.
(a) Subject to the requisite approval of the shareholders of Short-Intermediate and to the other terms and conditions contained herein, Short-Intermediate agrees to assign, sell, convey, transfer, and deliver to Intermediate as of the Closing Date all of the assets of Short-Intermediate of every kind and nature existing on the Closing Date. Intermediate agrees in exchange therefor: (i) to assume all of Short-Intermediate's liabilities existing on or after the Closing Date, whether or not determinable on the Closing Date, and (ii) to issue and deliver to Short-Intermediate the number of full and fractional Intermediate Class Shares having a net asset value equal to the value of the net assets of the corresponding class of Short-Intermediate transferred hereunder, less the value of the liabilities of Short-Intermediate, determined as provided for under
Section 4.
(b) The assets of Short-Intermediate to be acquired by Intermediate shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest or dividends receivables), claims, choses in action, and other property owned by Short-Intermediate, and any deferred or prepaid expenses shown as an asset on the books of Short-Intermediate on the Closing Date. Short-Intermediate will pay or cause to be paid to Intermediate any dividend or interest payments received by it on or after the Closing Date with respect to the assets transferred to Intermediate hereunder, and Intermediate will retain any dividend or interest payments received by it after the Valuation Time with respect to the assets transferred hereunder without regard to the payment date thereof.
(c) The liabilities of Short-Intermediate to be assumed by Intermediate shall include (except as otherwise provided for herein) all of Short-Intermediate's liabilities, debts, obligations, and duties, of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable on the Closing Date, and whether or not specifically referred to in this Agreement. Notwithstanding the foregoing, Short-Intermediate agrees to use its best efforts to discharge all of its known liabilities prior to the Closing Date, other than liabilities incurred in the ordinary course of business.
 (d) Pursuant to this Agreement, as soon after the Closing Date as is conveniently practicable, Short-Intermediate will constructively distribute to its shareholders of record, determined as of the Valuation Time on the Closing Date, the Class A, Class T, and Institutional Class shares in exchange for such shareholders' shares of beneficial interest in the corresponding class of Short-Intermediate and Short-Intermediate will be liquidated in accordance with the trust's Amended and Restated Declaration of Trust. Shareholders of Class A, Class T, and Institutional Class of Short-Intermediate will receive shares of the corresponding class of Intermediate equal in value to the shares of Short-Intermediate they are surrendering, based upon the relative net asset values of Class A (Short-Intermediate) to Class A (Intermediate), Class T (Short-Intermediate) to Class T (Intermediate), and Institutional Class (Short-Intermediate) to Institutional Class (Intermediate), respectively, as of the Closing Date. Such distribution shall be accomplished by the Funds' transfer agent opening accounts on Intermediate's share transfer books in the names of the Short-Intermediate shareholders and transferring the Intermediate Class Shares thereto. Each Short-Intermediate shareholder's account shall be credited with the respective number of full and fractional (rounded to the third decimal place) Intermediate Class Shares due that shareholder. All outstanding Short-Intermediate shares, including any represented by certificates, shall simultaneously be canceled on Short-Intermediate's share transfer records. Intermediate shall not issue certificates representing the Intermediate Class Shares in connection with the Reorganization.
(e) Any reporting responsibility of Short-Intermediate is and shall remain its responsibility up to and including the date on which it is terminated.
(f) Any transfer taxes payable upon issuance of the Intermediate Class Shares in a name other than that of the registered holder on Short-Intermediate's books of the Short-Intermediate shares constructively exchanged for the Intermediate Class Shares shall be paid by the person to whom such Intermediate Class Shares are to be issued, as a condition of such transfer.
4.  VALUATION.
(a) The Valuation Time shall be as of the close of business of the New York Stock Exchange on the Closing Date (the Valuation Time), or such other date as may be mutually agreed upon in writing by the parties hereto.
(b) As of the Closing Date, Intermediate will deliver to Short-Intermediate the number of Intermediate Class Shares having a net asset value equal to the value of the net assets attributable to the corresponding class of Short-Intermediate transferred hereunder less the liabilities of Short-Intermediate, determined as provided in this Section 4.
(c) The net asset value per share of each class of the Intermediate Class Shares to be delivered to Short-Intermediate, the value of the assets of Short-Intermediate transferred hereunder, the value of the liabilities of Short-Intermediate to be assumed hereunder, and the net asset value per share of each class of Short-Intermediate shall in each case be determined as of the Valuation Time .
(d) The net asset value per share of each class of the Intermediate Class Shares shall be computed in the manner set forth in the then-current Prospectus and Statement of Additional Information of each class of Intermediate, and the value of the assets and liabilities of Short-Intermediate shall be computed in the manner set forth in the then-current Prospectus and Statement of Additional Information of each class of Short-Intermediate.
(e) All computations pursuant to this Section shall be made by or under the direction of Fidelity Service Company, Inc., a wholly-owned subsidiary of FMR Corp., in accordance with its regular practice as pricing agent for Short-Intermediate and Intermediate.
5.  FEES; EXPENSES.
(a) Short-Intermediate shall be responsible for all expenses, fees and other charges in connection with the transactions contemplated by this Agreement, provided that they do not exceed the expense cap of each class of Short-Intermediate. Expenses exceeding each class's expense cap will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities). Any expenses incurred in connection with the transactions contemplated by this Agreement which may be attributable to Intermediate will be borne by Intermediate, provided that they do not exceed the expense cap of each class of Intermediate. Expenses exceeding each class's expense cap will be paid by FMR (but not including costs incurred in connection with the purchase or sale of portfolio securities.
(b) Each of Intermediate and Short-Intermediate represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.
6.   CLOSING DATE.
(a) The Reorganization, together with related acts necessary to consummate the same (the Closing), unless otherwise provided herein, shall occur at the principal office of the Trust, 82 Devonshire Street, Boston, Massachusetts, as of the Valuation Time on May 28, 1998, or at some other time, date, and place agreed to by Short-Intermediate and Intermediate (the Closing Date).
(b) In the event that on the Closing Date: (i) any of the markets for securities held by the Funds is closed to trading, or (ii) trading thereon is restricted, or (iii) trading or the reporting of trading on said market or elsewhere is disrupted, all so that accurate appraisal of the total net asset value of each class of Short-Intermediate or the net asset value per share of each class of Intermediate is impracticable, the Valuation Time and the Closing Date shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored, or such other date as the parties may agree.
7.  SHAREHOLDER MEETING AND TERMINATION OF SHORT-INTERMEDIATE.
(a) Short-Intermediate agrees to call a meeting of its shareholders after the effective date of the Registration Statement, to consider transferring its assets to Intermediate as herein provided, adopting this Agreement, and authorizing the liquidation of Short-Intermediate.
(b) Short-Intermediate agrees that as soon as reasonably practicable after distribution of the Intermediate Class Shares, Short-Intermediate shall be terminated as a series of Fidelity Advisor Series VI pursuant to its Amended and Restated Declaration of Trust, any further actions shall be taken in connection therewith as required by applicable law, and on and after the Closing Date Short-Intermediate shall not conduct any business except in connection with its liquidation and termination.
8.  CONDITIONS TO OBLIGATIONS OF INTERMEDIATE.
(a) That Short-Intermediate furnishes to Intermediate a statement, dated as of the Closing Date, signed by an officer of Fidelity Advisor Series VI, certifying that as of the Valuation Time and the Closing Date all representations and warranties of Short-Intermediate made in this Agreement are true and correct in all material respects and that Short-Intermediate has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates;
(b) That Short-Intermediate furnishes Intermediate with copies of the resolutions, certified by an officer of Fidelity Advisor Series VI, evidencing the adoption of this Agreement and the approval of the transactions contemplated herein by the requisite vote of the holders of the outstanding shares of beneficial interest of Short-Intermediate;

(c) That, on or prior to the Closing Date, Short-Intermediate will declare one or more dividends or distributions which, together with all previous such dividends or distributions attributable to its current taxable year, shall have the effect of distributing to the shareholders of Short-Intermediate substantially all of Short-Intermediate's investment company taxable income and all of its net realized capital gain, if any, as of the Closing Date;
(d) That Short-Intermediate shall deliver to Intermediate at the Closing a statement of its assets and liabilities, together with a list of its portfolio securities showing each such security's adjusted tax basis and holding period by lot, with values determined as provided in Section 4 of this Agreement, all as of the Valuation Time, certified on Short-Intermediate's behalf by its Treasurer or Assistant Treasurer;
(e) That Short-Intermediate's custodian shall deliver to Intermediate a certificate identifying the assets of Short-Intermediate held by such custodian as of the Valuation Time on the Closing Date and stating that as of the Valuation Time: (i) the assets held by the custodian will be transferred to Intermediate; (ii) Short-Intermediate's assets have been duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof; and
(iii) to the best of the custodian's knowledge, all necessary taxes in conjunction with the delivery of the assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made;
(f) That Short-Intermediate's transfer agent shall deliver to Intermediate at the Closing a certificate setting forth the number of shares of each class of Short-Intermediate outstanding as of the Valuation Time and the name and address of each holder of record of any such shares and the number of shares held of record by each such shareholder;
(g) That Short-Intermediate calls a meeting of its shareholders to be held after the effective date of the Registration Statement, to consider transferring its assets to Intermediate as herein provided, adopting this Agreement, and authorizing the liquidation and termination of Short-Intermediate;
(h) That Short-Intermediate delivers to Intermediate a certificate of an officer of Fidelity Advisor Series VI, dated as of the Closing Date, that there has been no material adverse change in Short-Intermediate's financial position since November 30, 1997, other than changes in the market value of its portfolio securities, or changes due to net redemptions of its shares, dividends paid, or losses from operations; and
(i) That all of the issued and outstanding shares of beneficial interest of Short-Intermediate shall have been offered for sale and sold in conformity with all applicable state securities laws and, to the extent that any audit of the records of Short-Intermediate or its transfer agent by Intermediate or its agents shall have revealed otherwise, Short-Intermediate shall have taken all actions that in the opinion of Intermediate are necessary to remedy any prior failure on the part of Short-Intermediate to have offered for sale and sold such shares in conformity with such laws.
9.  CONDITIONS TO OBLIGATIONS OF SHORT-INTERMEDIATE.
(a) That Intermediate shall have executed and delivered to Short-Intermediate an Assumption of Liabilities, certified by an officer of Fidelity Advisor Series VI, dated as of the Closing Date pursuant to which Intermediate will assume all of the liabilities of Short-Intermediate existing at the Valuation Time in connection with the transactions contemplated by this Agreement;
(b) That Intermediate furnishes to Short-Intermediate a statement, dated as of the Closing Date, signed by an officer of Fidelity Advisor Series VI, certifying that as of the Valuation Time and the Closing Date all representations and warranties of Intermediate made in this Agreement are true and correct in all material respects, and Intermediate has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates; and
(c) That Short-Intermediate shall have received an opinion of Kirkpatrick & Lockhart LLP, counsel to Short-Intermediate and Intermediate, to the effect that the Intermediate Class Shares are duly authorized and upon delivery to Short-Intermediate as provided in this Agreement will be validly issued and will be fully paid and nonassessable by Intermediate as a matter of Massachusetts law (except as disclosed in Intermediate's Statement of Additional Information) and no shareholder of Intermediate has any preemptive right of subscription or purchase in respect thereof.
10.  CONDITIONS TO OBLIGATIONS OF INTERMEDIATE AND SHORT-INTERMEDIATE.
(a) That this Agreement shall have been adopted and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of Short-Intermediate;
(b) That all consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no action" positions of such federal or state authorities) deemed necessary by Intermediate or Short-Intermediate to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of Intermediate or Short-Intermediate, provided that either party hereto may for itself waive any of such conditions;
(c) That all proceedings taken by either fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to it and its counsel, Kirkpatrick & Lockhart LLP;
(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement;
(e) That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Intermediate and Short-Intermediate, threatened by the Commission; and
(f) That Intermediate and Short-Intermediate shall have received an opinion of Kirkpatrick & Lockhart LLP satisfactory to Intermediate and Short-Intermediate that for federal income tax purposes:
 (i) The Reorganization will be a reorganization under section 368(a)(1)(C) of the Code, and Short-Intermediate and Intermediate will each be parties to the Reorganization under section 368(b) of the Code;
 (ii) No gain or loss will be recognized by Short-Intermediate upon the transfer of all of its assets to Intermediate in exchange solely for the Intermediate Class Shares and the assumption of Short-Intermediate's liabilities followed by the distribution of those Intermediate Class Shares to the shareholders of the corresponding class of Short-Intermediate in liquidation of Short-Intermediate;
 (iii) No gain or loss will be recognized by Intermediate on the receipt of Short-Intermediate's assets in exchange solely for the Intermediate Class Shares and the assumption of Short-Intermediate's liabilities;
 (iv) The basis of Short-Intermediate's assets in the hands of Intermediate will be the same as the basis of such assets in Short-Intermediate's hands immediately prior to the Reorganization;
 (v) Intermediate's holding period in the assets to be received from Short-Intermediate will include Short-Intermediate's holding period in such assets;
 (vi) A Short-Intermediate shareholder will recognize no gain or loss on the exchange of each class of his or her shares of beneficial interest in Short-Intermediate solely for the Intermediate Class Shares of the corresponding class in the Reorganization;
 (vii) A Short-Intermediate shareholder's basis in the Intermediate Class Shares to be received by him or her will be the same as his or her basis in the Short-Intermediate shares of the corresponding class exchanged therefor;
 (viii) A Short-Intermediate shareholder's holding period for his or her Intermediate Class Shares will include the holding period of Short-Intermediate shares of the corresponding class exchanged, provided that those Short-Intermediate shares were held as capital assets on the date of the Reorganization.

 Notwithstanding anything herein to the contrary, neither Short-Intermediate nor Intermediate may waive the conditions set forth in this subsection 10(f).
11.  COVENANTS OF INTERMEDIATE AND SHORT-INTERMEDIATE.
(a) Intermediate and Short-Intermediate each covenants to operate its respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the payment of customary dividends and distributions;
(b) Short-Intermediate covenants that it is not acquiring the Intermediate Class Shares for the purpose of making any distribution other than in accordance with the terms of this Agreement;
(c) Short-Intermediate covenants that it will assist Intermediate in obtaining such information as Intermediate reasonably requests concerning the beneficial ownership of Short-Intermediate's shares; and
(d) Short-Intermediate covenants that its liquidation and termination will be effected in the manner provided in its Amended and Restated Declaration of Trust in accordance with applicable law and after the Closing Date, Short-Intermediate will not conduct any business except in connection with its liquidation and termination.
12.  TERMINATION; WAIVER.
 Intermediate and Short-Intermediate may terminate this Agreement by mutual agreement. In addition, either Intermediate or Short-Intermediate may at its option terminate this Agreement at or prior to the Closing Date because:
 (i) of a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date; or
 (ii) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.
In the event of any such termination, there shall be no liability for damages on the part of Short-Intermediate or Intermediate, or their respective Trustees or officers.
13.  SOLE AGREEMENT; AMENDMENTS; WAIVERS; SURVIVAL OF WARRANTIES.
(a) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto and shall be construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.
(b) This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the respective President, any Vice President, or Treasurer of Intermediate or Short-Intermediate; provided, however, that following the shareholders' meeting called by Short-Intermediate pursuant to Section 7 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Intermediate Class Shares to be delivered to shareholders of each class of Short-Intermediate under this Agreement to the detriment of such shareholders without their further approval.
(c) Either Fund may waive any condition to its obligations hereunder, provided that such waiver does not have any material adverse effect on the interests of such Fund's shareholders.
 The representations, warranties, and covenants contained in the Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.
14.  DECLARATIONS OF TRUST.
 A copy of the funds' Declaration of Trust, as restated and amended, is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trustees of each Fund as trustees and not individually and that the obligations of each Fund under this instrument are not binding upon any of such Fund's Trustees, officers, or shareholders individually but are binding only upon the assets and property of such Fund. Each Fund agrees that its obligations hereunder apply only to such Fund and not to its shareholders individually or to the Trustees of such Fund.
15.  ASSIGNMENT.
 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
 This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.
 IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an appropriate officer.
SIGNATURE LINES OMITTED
SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, CLASS B, AND CLASS C
OCTOBER 31,1997 PROSPECTUS
PROPOSED REORGANIZATION. The Board of Trustees of Fidelity Advisor Short-Intermediate Municipal Income Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Intermediate Municipal Income Fund, a fund of Fidelity Advisor Series VI.
The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity Advisor Short-Intermediate Municipal Income Fund solely in exchange for Class A, Class T, and Institutional Class shares of Fidelity Advisor Intermediate Municipal Income Fund equal in value to the relative net asset value of the outstanding shares of Class A, Class T, and Institutional Class, respectively, of Fidelity Advisor Short-Intermediate Municipal Income Fund. Following such exchange, Fidelity Advisor Short-Intermediate Municipal Income Fund will distribute such shares pro rata to the corresponding class in liquidation of Fidelity Advisor Short-Intermediate Municipal Income Fund as provided in the Agreement (the transactions contemplated by the Agreement referred to as the "Reorganization").
The Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders. A Special Meeting (the "Meeting") of the Shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund will be held on May 4, 1998, and approval of the Agreement will be voted on at that time. In connection with the Meeting, Fidelity Advisor Short-Intermediate Municipal Income Fund will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Fidelity Advisor Intermediate Municipal Income Fund.
If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about May 28, 1998. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.
In the event Fidelity Advisor Short-Intermediate Municipal Income Fund shareholders fail to approve the Agreement, Fidelity Advisor Short-Intermediate Municipal Income Fund will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of the Fund.
Fidelity Advisor Short-Intermediate Municipal Income Fund    is
closed to new accounts pending the Reorganization.
Fidelity Advisor California Municipal Income Fund and Fidelity Advisor New York Municipal Income Fund are closed to new and existing accounts.
Class A, Class T, and Class B of Fidelity Advisor Municipal Bond Fund are closed to new and existing accounts except for shares purchased by investors participating in the Fidelity sponsored TARGETS Program who may purchase shares through December 31, 1997.
Fidelity Advisor High Income Municipal Fund    has been     renamed
Fidelity Advisor Municipal Income Fund.
The following information replaces similar information found in "Who May Want to Invest" on page 3.
If you prefer not to pay a front-end sales charge, you should consider Class B or Class C shares. While Class B and Class C shares are subject to higher ongoing costs than Class A or Class T shares, in general because of their higher 12b-1 fees, Class B and Class C shares are sold with a CDSC instead of a front-end sales charge so your entire purchase amount is immediately invested. In general, Class B shares have higher costs than Class C shares over a short holding period because Class B shares have a higher CDSC that declines over a maximum of six years, and Class B shares have lower costs than Class C shares over a longer period because Class B shares convert to Class A shares after a maximum of seven years. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares, that purchase amounts of more than $1,000,000 generally will not be accepted for Class C shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge reduction or waiver. See "How to Buy Shares," page 80, for more information on the maximum purchase amount for Class C shares. If you sell your Class B shares of the Intermediate-Term Bond Funds within three years or your Class B shares of the Bond Funds and the Equity Funds within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. If you sell your Class C shares within one year, you will normally pay a 1.00% CDSC. See "Transaction Details," page 86, for CDSC schedules and related information. Class B shares will automatically convert to Class A shares after a holding period of four years for the Intermediate-Term Bond Funds and seven years for the Bond Funds and the Equity Funds. Class C shares do not convert to another class of shares. See "Transaction Details," page 86, for conversion information.
   T    he following information replaces similar information for
MUNICIPAL BOND, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME found in "Expenses" on page 8.
MUNICIPAL FUNDS

      OPERATING EXPENSES   CLASS A   CLASS T   CLASS B   CLASS C


MUNICIPAL    MANAGEMENT FEE                                                            0.40%[A]    0.40%    0.40%   *
BOND

             12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR CLASS B SHARES)    0.15%       0.25%    0.90%   *

             OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A)                              1.60%[A]    0.37%    0.52%   *

             TOTAL OPERATING EXPENSES                                                  2.15%       1.02%    1.82%   *





STATE
MUNICIPAL
FUNDS

         OPERATING EXPENSES                                                       CLASS A     CLASS T   CLASS B   CLASS C

CALIFOR
NIA      MANAGEMENT FEE                                                            0.40%[A]    0.40%     0.40%    *
MUNICIPAL
INCOME

         12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR CLASS B SHARES)    0.15%       0.25%     0.90%    *

         OTHER EXPENSES (AFTER REIMBURSEMENT CLASS A)                              1.60%[A]    0.38%     0.95%    *

         TOTAL OPERATING EXPENSES                                                  2.15%       1.03%     2.25%    *

NEW YORK MANAGEMENT FEE                                                            0.40%[A]    0.40%     0.40%    *
MUNICIPAL
INCOME

         12B-1 FEE (INCLUDING 0.25% SHAREHOLDER SERVICE FEE FOR CLASS B SHARES)    0.15%       0.25%     0.90%    *

         OTHER EXPENSES (AFTER REIMBURSEMENT)                                      1.60%[A]    1.60%     1.60%    *

         TOTAL OPERATING EXPENSES                                                  2.15%       2.25%     2.90%    *


* FUND DOES NOT OFFER CLASS C SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
   T    he following information replaces similar information for
MUNICIPAL BOND, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME found in "Expenses" on page 11.
MUNICIPAL FUNDS


                 EXAMPLES

                               FULL REDEMPTION                                    NO REDEMPTION

                               CLASS A           CLASS T   CLASS B     CLASS C    CLASS B         CLASS C

MUNICIPAL BOND   1 YEAR         $ 68              $ 45      $ 68[A]    *           $ 18           *

                 3 YEARS        $ 112             $ 66      $ 87[A]    *           $ 57           *

                 5 YEARS        $ 157             $ 89      $ 119[A]   *           $ 99           *

                 10 YEARS[B]    $ 284             $ 155     $ 226      *           $ 226          *


STATE MUNICIPAL FUNDS


                              EXAMPLES

                                            FULL REDEMPTION                                    NO REDEMPTION

                                            CLASS A           CLASS T   CLASS B     CLASS C    CLASS B         CLASS C

CALIFORNIA MUNICIPAL INCOME   1 YEAR         $ 68              $ 45      $ 73[A]    *           $ 23           *

                              3 YEARS        $ 112             $ 67      $ 100[A]   *           $ 70           *

                              5 YEARS        $ 157             $ 90      $ 140[A]   *           $ 120          *

                              10 YEARS[B]    $ 284             $ 157     $ 255      *           $ 255          *

NEW YORK MUNICIPAL INCOME     1 YEAR         $ 68              $ 57      $ 79[A]    *           $ 29           *

                              3 YEARS        $ 112             $ 103     $ 120[A]   *           $ 90           *

                              5 YEARS        $ 157             $ 151     $ 173[A]   *           $ 153          *

                              10 YEARS[B]    $ 284             $ 284     $ 296      *           $ 296          *


* FUND DOES NOT OFFER CLASS C SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.
   T    he following information replaces similar information for
MUNICIPAL BOND, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME found in "Expenses" on page 12.
FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:



               CLASS A   EFFECTIVE DATE CLASS T   EFFECTIVE DATE  CLASS B   EFFECTIVE DATE    CLASS C   EFFECTIVE DATE

MUNICIPAL BOND 2.15%    1/1/98          2.25%    1/1/98           2.90%    1/1/98             *         *

CALIFORNIA
MUNICIPAL
INCOME        2.15%    1/1/98           2.25%    1/1/98           2.90%    1/1/98             *         *

NEW YORK
MUNICIPAL
INCOME        2.15%    1/1/98           2.25%    1/1/98           2.90%    1/1/98             *         *


* FUND DOES NOT OFFER CLASS C SHARES.
If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:
      OTHER EXPENSES                     TOTAL OPERATING EXPENSES


                              CLASS A     CLASS T     CLASS B     CLASS C    CLASS A     CLASS T     CLASS B     CLASS C

MUNICIPAL BOND                 2.80%[A]    (DAGGER)    (DAGGER)   *           3.35%[A]    (DAGGER)    (DAGGER)   *

CALIFORNIA MUNICIPAL INCOME    2.01%[A]    (DAGGER)    (DAGGER)   *           2.56%[A]    (DAGGER)    (DAGGER)   *

NEW YORK MUNICIPAL INCOME      1.95%[A]    1.97%       2.42%      *           2.50%[A]    2.62%       3.72%      *


* FUND DOES NOT OFFER CLASS C SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
(dagger) TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE CAPS SHOWN IN THE FIRST TABLE ABOVE.
   T    he following information replaces similar information found under the heading "FMR and Its Affiliates" in the "Charter" section on page 63.
John Avery is manager of Advisor Balanced, which he has managed since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putman Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
The following information replaces similar information found in "Investment Principles and Risks" on page 67.
MORTGAGE SECURITIES FUND seeks high current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. When consistent with its goal, the fund may also consider the potential for capital gain. FMR normally invests at least 65% of the fund's total assets in mortgage-related securities. The fund may also invest in U.S. Government securities and instruments related to U.S. Government securities. Instruments related to U.S. Government securities may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between two and 10 years. However, the reaction of mortgage securities to changes in interest rates can be difficult to predict since mortgage securities are subject to prepayment of principal and can be structured in a complex manner. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This could be substantially shorter than its stated final maturity. As of July 31, 1997, the fund's dollar-weighted average maturity was approximately
5.8 years.
GOVERNMENT INVESTMENT FUND seeks high current income by investing in U.S. Government securities and instruments related to U.S. Government securities under normal conditions. FMR normally invests the fund's assets only in U.S. Government securities, repurchase agreements, and other instruments related to U.S. Government securities. Under normal conditions, FMR invests at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties. It is important to note that neither the fund nor its yield is guaranteed by the U.S. Government.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between five and 12 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This could be substantially shorter than its stated final maturity. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 8.5 years.
   The following information supplements the information found in "Investment Principles and Risks" on page 67.
   INTERMEDIATE BOND FUND seeks high current income by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. When consistent with its primary objective, the fund may also seek capital appreciation. Although the fund can invest in securities of any maturity, the fund normally maintains a dollar-weighted average maturity between three and 10 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. As November 30, 1996, the fund's dollar-weighted average maturity was approximately 5.7 years.
   In managing Intermediate Bond, FMR selects a benchmark index which is representative of the portion of the bond market in which the fund invests. FMR uses this benchmark index as a guide in structuring the fund and selecting its investments. The benchmark index for Intermediate Bond is the Lehman Brothers Intermediate Government/Corporate Bond Index, a market value weighted benchmark of government and corporate fixed-rate debt issues with maturities between one and 10 years. FMR manages the fund to have a similar overall interest rate risk to its Index.
   T    he following information replaces similar information found under the heading "High Income Municipal Fund" in "Investment Principles and Risks" on page 68.
MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
   T    he following information replaces similar information found under the heading "Debt Securities" in "Securities and Investment Practices" on page 69.
Each of Mortgage Securities, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps Credit Rating Co. (Duff & Phelps), or Fitch Investors Service, L.P. (Fitch), or is unrated but judged by FMR to be of equivalent quality.
   EFFECTIVE FEBRUARY 28, 1998, the following information replaces similar information found under the heading "Debt Securities" in "Securities and Investment Practices" on page 69.
   Each of Mortgage Securities, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps Credit Rating Co. (Duff & Phelps), or Fitch Investors Service, L.P. (Fitch), or is unrated but judged by FMR to be of equivalent quality.
The following information replaces similar information found "How to Buy Shares" on page 80.
PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR CLASS C SHARES. THIS LIMIT DOES NOT APPLY TO PURCHASES OF CLASS C SHARES MADE BY AN EMPLOYEE BENEFIT PLAN.
The following information replaces similar information found in "Sales Charge Reductions and Waivers" beginning on page 91.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans;
2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans and accounts managed by third parties do not qualify for this waiver;
3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;
4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans do not qualify for this waiver;
5. Purchased for an employee benefit plan that has $25 million or more
in plan assets;    or
   6    . Purchased prior to December 31, 1998 by shareholders who have closed their Class A Municipal Bond, Class A California Municipal Income, or Class A New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T
SHARES:
1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans;
2. Purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;
3. Purchased by a broker-dealer for a managed account that is charged an asset-based fee;
4. Purchased by a registered investment advisor that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;
5. Purchased for an employee benefit plan;
6. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);
7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;
9. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;
10. Purchased by a charitable organization (as defined for purposes of
Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
11. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
12. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);
13. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or
14. Purchased prior to December 31, 1998 by shareholders who have closed their Class T Municipal Bond, Class T California Municipal Income, or Class T New York Municipal Income accounts prior to December 31, 1997. This waiver is limited to purchases of up to $10,000; shareholders are entitled to this waiver after the original load waiver certificate is received by FIIOC.
You must notify FDC in advance if you qualify for a front-end sales charge waiver. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
If you are investing through an insurance company separate account, if you are investing through a trust department, if your are investing through an account managed by a broker-dealer, or if you have authorized an investment adviser to make investment decisions for you, you may qualify to purchase Class A shares without a sales charge (as described in (1), (2), (3) and (4) on the previous page and above), Class T shares without a sales charge (as described in (1), (2), (3) and (4) above), or Institutional Class shares. Because Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher total return than Class A, Class T, Class B, and Class C shares. Contact your investment professional to discuss if you qualify.
THE CDSC ON CLASS B AND CLASS C SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability;
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 701/2, which are permitted without penalty pursuant to the Internal Revenue Code;
3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program;
   4. (APPLICABLE TO CLASS B ONLY) In connection with redemptions of Class B California Municipal Income or Class B New York Municipal Income; or
   5    .    (APPLICABLE TO CLASS C ONLY)     In connection with any
redemptions from an employee benefit plan. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated October 31, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY
THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER
AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.
HIGH YIELD AND STRATEGIC INCOME MAY INVEST SIGNIFICANTLY IN LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN OTHER DEBT SECURITIES.
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE
NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR
HAS THE SECURITIES AND EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.
ACOM-PRO-0297-01
GROWTH FUNDS:  Classes
Fidelity Advisor TechnoQuant(trademark) Growth Fund A,T,B,C Fidelity Advisor Mid Cap Fund A,T,B,C Fidelity Advisor Equity Growth Fund A,T,B,C Fidelity Advisor Growth Opportunities Fund A,T,B,C Fidelity Advisor Strategic Opportunities Fund A,T,B Fidelity Advisor Large Cap Fund A,T,B,C
FIDELITY ADVISOR FUNDS
CLASS A, CLASS T, CLASS B,
AND CLASS C
GROWTH AND INCOME FUNDS:
Fidelity Advisor Growth & Income Fund A,T,B,C Fidelity Advisor Equity
Income Fund A,T,B,C Fidelity Advisor Balanced Fund   A,T,B,C
TAXABLE INCOME FUNDS:
Fidelity Advisor High Yield Fund A,T,B,C Fidelity Advisor Strategic Income Fund A,T,B,C Fidelity Advisor Mortgage Securities Fund A,T,B Fidelity Advisor Government Investment Fund A,T,B,C Fidelity Advisor Intermediate Bond Fund A,T,B,C Fidelity Advisor Short Fixed-Income Fund A,T,C
MUNICIPAL FUNDS:
Fidelity Advisor High Income Municipal Fund A,T,B,C Fidelity Advisor Municipal Bond Fund A,T,B Fidelity Advisor Intermediate Municipal
Income Fund   A,T,B,C Fidelity Advisor Short-Intermediate Municipal
A,T
Income Fund
STATE MUNICIPAL FUNDS:
Fidelity Advisor California Municipal Income  A,T,B Fund
Fidelity Advisor New York Municipal Income Fund A,T,B
PROSPECTUS
OCTOBER 31, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109
CONTENTS



KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES EACH CLASS'S SALES CHARGE (LOAD) AND ITS YEARLY
                                         OPERATING EXPENSES.

                                         FINANCIAL HIGHLIGHTS A SUMMARY OF EACH FUND'S FINANCIAL DATA.

                                         PERFORMANCE HOW EACH FUND HAS DONE OVER TIME.

THE FUNDS IN DETAIL                      CHARTER HOW EACH FUND IS ORGANIZED.

                                         INVESTMENT PRINCIPLES AND RISKS EACH FUND'S OVERALL APPROACH
                                         TO INVESTING.

                                         BREAKDOWN OF EXPENSES HOW OPERATING COSTS ARE CALCULATED
                                         AND WHAT THEY INCLUDE.

YOUR ACCOUNT                             TYPES OF ACCOUNTS DIFFERENT WAYS TO SET UP YOUR ACCOUNT,
                                         INCLUDING TAX-SHELTERED RETIREMENT PLANS.

                                         HOW TO BUY SHARES OPENING AN ACCOUNT AND MAKING ADDITIONAL
                                         INVESTMENTS.

                                         HOW TO SELL SHARES TAKING MONEY OUT AND CLOSING YOUR ACCOUNT.

                                         INVESTOR SERVICES SERVICES TO HELP YOU MANAGE YOUR ACCOUNT.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS SHARE PRICE CALCULATIONS AND THE TIMING OF
                                         PURCHASES AND REDEMPTIONS.

                                         EXCHANGE RESTRICTIONS

                                         SALES CHARGE REDUCTIONS AND WAIVERS

                                         APPENDIX A

                                         APPENDIX B


KEY FACTS


WHO MAY WANT TO INVEST
Class A, Class T, Class B, and Class C shares are offered to investors who engage an investment professional for investment advice. TechnoQuant(Trademark) Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income are diversified funds.
Strategic Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are non-diversified funds. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced are designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are designed for investors who want to be invested in the stock market for its long-term growth potential. These funds invest for growth and do not pursue income. Growth & Income, Equity Income, and Balanced are designed for those investors who seek a combination of growth and income from equity and some bond investments.
TechnoQuant Growth is designed to provide an alternative to more traditional styles of investing for growth-oriented investors. The fund utilizes computer-aided quantitative analysis emphasizing technical factors, such as historical price and volume relationships. High Yield and Strategic Income are designed for investors who want high current income with some potential for capital growth from a portfolio of debt instruments with a focus on lower-quality debt securities and income-producing equity securities. These funds may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.
Strategic Income may also be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.
Mortgage Securities is designed for investors who seek high current income from a portfolio of mortgage-related securities of all types. Government Investment is designed for investors who seek high current income from a portfolio of U.S. Government securities in a manner consistent with preserving principal.
Intermediate Bond and Short Fixed-Income are designed for investors who seek high current income from a portfolio of investment-grade debt securities consistent with capital preservation.
High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal may invest in lower-quality municipal securities which involve greater risk than investment-grade securities.
California Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and California personal income taxes. New York Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and New York State and City personal income taxes.
The value of each fund's investments and, as applicable, the income they generate, will vary from day to day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Bond values fluctuate based on changes in interest rates and the credit quality of the issuer, and may be subject to prepayment risk, which can limit their price appreciation potential in periods of declining interest rates. Over time, however, stocks, although more volatile, have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio. Class A and Class T shares have a front-end sales charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. Institutional Class shares have no sales charge and do not pay a 12b-1 fee, but are available only to certain types of investors. See "Sales Charge Reductions and Waivers," page , for Institutional Class eligibility information. You may obtain more information about Institutional Class shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. Contact your investment professional to discuss which class is appropriate for you.
In determining which class of shares is appropriate for you, you should consider, among other factors, the amount you plan to invest, the length of time you intend to hold your shares, your eligibility for a sales charge waiver or reduction, and the package of services provided to you by your investment professional and the overall costs of those services.
In general, Class A shares have higher costs than Class T shares over a short holding period because Class A shares have a higher front-end sales charge, and Class A shares have lower costs than Class T shares over a longer holding period because Class A shares have lower 12b-1 fees. If you are planning to invest a significant amount either at one time or through a regular investment program, you should consider the reduced front-end sales charges available on Class A and Class T shares. If you are eligible for a front-end sales charge waiver on a purchase of both Class A and Class T shares, Class A shares generally will have lower costs than Class T shares because Class A shares have lower 12b-1 fees. However, you should evaluate the overall costs of purchasing Class A shares or Class T shares in the context of the package of services provided to you by your investment professional. See "Transaction Details," page , and "Sales Charge Reductions and Waivers," page , for sales charge reduction and waiver information.
If you prefer not to pay a front-end sales charge, you should consider Class B or Class C shares. While Class B and Class C shares are subject to higher ongoing costs than Class A or Class T shares, in general because of their higher 12b-1 fees, Class B and Class C shares are sold with a CDSC instead of a front-end sales charge so your entire purchase amount is immediately invested. In general, Class B shares have higher costs than Class C shares over a short holding period because Class B shares have a higher CDSC that declines over a maximum of six years, and Class B shares have lower costs than Class C shares over a longer period because Class B shares convert to Class A shares after a maximum of seven years. Please note that purchase amounts of more than $250,000 will not be accepted for Class B shares, that purchase amounts of more than $1,000,000 will not be accepted for Class C shares, and that Class A or Class T shares may have lower costs for investments that qualify for a front-end sales charge reduction or waiver. If you sell your Class B shares of the Intermediate-Term Bond Funds within three years or your Class B shares of the Bond Funds and the Equity Funds within six years, you will normally pay a CDSC that varies depending on how long you have held your shares. If you sell your Class C shares within one year, you will normally pay a 1.00% CDSC. See "Transaction Details," page , for CDSC schedules and related information. Class B shares will automatically convert to Class A shares after a holding period of four years for the Intermediate-Term Bond Funds and seven years for the Bond Funds and the Equity Funds. Class C shares do not convert to another class of shares. See "Transaction Details," page , for conversion information. EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. Lower front-end sales charges may be available with purchases of $50,000 or more. See "Transaction Details," page , for an explanation of how and when these charges apply.
A CDSC is imposed on Class B shares only if you redeem Class B shares within three years of purchase for the Intermediate-Term Bond Funds, or within six years of purchase for the Bond Funds and the Equity Funds. A CDSC is imposed on Class C shares only if you redeem Class C shares within one year of purchase. See "Transaction Details," page , for information about the CDSC.



                                                 CLASS A             CLASS T             CLASS B          CLASS C


MAXIMUM SALES CHARGE (AS A % OF OFFERING PRICE)
ON PURCHASES OF: TECHNOQUANT GROWTH, MID CAP,
EQUITY GROWTH, GROWTH OPPORTUNITIES, STRATEGIC     5.75%               3.50%               NONE             NONE
OPPORTUNITIES*, LARGE CAP, GROWTH & INCOME, EQUITY
INCOME, AND BALANCED (THE EQUITY FUNDS)

MAXIMUM SALES CHARGE (AS A % OF OFFERING PRICE)
ON PURCHASES OF: HIGH YIELD, STRATEGIC INCOME,
MORTGAGE SECURITIES*, GOVERNMENT INVESTMENT, HIGH      4.75%               3.50%               NONE             NONE
INCOME MUNICIPAL, MUNICIPAL BOND*, CALIFORNIA
MUNICIPAL INCOME*, AND NEW YORK MUNICIPAL INCOME*
(THE BOND FUNDS)

MAXIMUM SALES CHARGE (AS A % OF OFFERING PRICE)
ON PURCHASES OF: INTERMEDIATE BOND AND INTERMEDIATE
MUNICIPAL INCOME (THE INTERMEDIATE-TERM BOND           3.75%               2.75%               NONE             NONE
FUNDS)

MAXIMUM SALES CHARGE (AS A % OF OFFERING PRICE) ON
PURCHASES OF: SHORT FIXED-INCOME AND SHORT-INTERMEDIATE
MUNICIPAL INCOME* (THE SHORT-TERM BOND                 1.50%               1.50%               **               NONE
FUNDS)

MAXIMUM CDSC FOR ALL EQUITY AND BOND FUNDS (AS A % OF
THE LESSER OF ORIGINAL PURCHASE PRICE OR REDEMPTION
PROCEEDS)                                               NONE[A]             NONE[A]             5.00%[B]         1.00%[D]

MAXIMUM CDSC FOR THE INTERMEDIATE-TERM BOND FUNDS
(AS A % OF THE LESSER OF ORIGINAL PURCHASE PRICE OR
REDEMPTION PROCEEDS)                                    NONE[A]             NONE[A]             3.00%[C]         1.00%[D]

MAXIMUM CDSC FOR SHORT FIXED-INCOME AND SHORT-
INTERMEDIATE MUNICIPAL INCOME* (AS A % OF THE LESSER
OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS)      NONE[A]             NONE[A]             **               1.00%[D]

   S    ALES CHARGE ON REINVESTED DISTRIBUTIONS         NONE                NONE                NONE             NONE

ANNUAL ACCOUNT MAINTENANCE FEE                          $12.00              $12.00              $12.00           $12.00
(FOR ACCOUNTS UNDER $2,500)


* FUND DOES NOT OFFER CLASS C SHARES.
** FUNDS DO NOT OFFER CLASS B SHARES.
[A] A CDSC OF 0.25% IS ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS T SHARES ON WHICH A FINDER'S FEE WAS PAID. SEE "TRANSACTION DETAILS," PAGE .
[B] DECLINES OVER 6 YEARS FROM 5.00% TO 0%.
[C] DECLINES OVER 3 YEARS FROM 3.00% TO 0%.
[D] ON CLASS C SHARES REDEEMED WITHIN 1 YEAR OF PURCHASE.
ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR) that, for Growth Opportunities and Strategic Opportunities, varies based on performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
12b-1 fees for Class A, Class T, Class B, and Class C include a distribution fee and, for Class B and Class C, a shareholder service fee. Distribution fees are paid by each class of each fund to FDC for services and expenses in connection with the distribution of the applicable class's shares. Shareholder service fees are paid by Class B and Class C of the funds to FDC for services and expenses in connection with providing personal service to and/or maintenance of Class B and Class C shareholder accounts. Long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by the National Association of Securities Dealers, Inc., due to 12b-1 fees.
Each class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following figures are based on estimated or historical expenses, adjusted to reflect current fees, of each class of each fund and are calculated as a percentage of average net assets of the applicable class of each fund.



    EQUITY FUNDS


               OPERATING EXPENSES                      CLASS A          CLASS T        CLASS B           CLASS C

TECHNOQUANT    MANAGEMENT FEE                          0.60%[A]         0.60%[A]       0.60%[A]             0.61%[A]
GROWTH

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.25%            0.50%          1.00%             1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT)    0.90%[A]         0.90%[A]       0.90%[A]              0.89%[A]

               TOTAL OPERATING EXPENSES                1.75%            2.00%          2.50%             2.50%

MID CAP        MANAGEMENT FEE                          0.60%   [A]      0.60%          0.60%             0.60%   [A    ]

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.25%            0.50%          1.00%             1.00%

               OTHER EXPENSES    (AFTER REIMBURSEMENT
               CLASS C)                                0.52%[A]         0.50%          0.78%             0.   90    %[A]

               TOTAL OPERATING EXPENSES                1.37%            1.60%          2.38%             2.   50    %

EQUITY         MANAGEMENT FEE                          0.61%   [A]      0.61%          0.61%   [A]       0.61%   [A]
GROWTH

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.25%            0.50%          1.00%             1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT
               CLASS C)                                0.33%[A]         0.25%          0.34%[A]          0.34%[A]

               TOTAL OPERATING EXPENSES                1.19%            1.36%          1.95%             1.95%

GROWTH         MANAGEMENT FEE                          0.61%   [A]      0.61%          0.61%   [A]       0.61%   [A]
OPPORTUNITIES

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.25%            0.50%          1.00%             1.00%

               OTHER EXPENSES    (AFTER REIMBURSEMENT
               CLASS A, CLASS B, AND CLASS C)          0.24%[A]        0.23%          0.24%[A]             0    .24%[A]

               TOTAL OPERATING EXPENSES                1.10%           1.34%          1.85%             1.85%

STRATEGIC      MANAGEMENT FEE                          0.4   1%[B]     0.4   8    %   0.4   8    %       *
OPPORTUNITIES

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B SHARES)         0.25%            0.50%          1.00%              *

               OTHER EXPENSES                          0.   83    %[B]  0.3   0    %   0.32%              *

               TOTAL OPERATING EXPENSES                1.   49    %     1.28%          1.80%              *

LARGE CAP      MANAGEMENT FEE                          0.60%   [A]      0.60%          0.60%             0.60%   [A]

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.25%            0.50%          1.00%             1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT)    0.90%[A]         0.   90    %   0.   90    %      0.90%[A]

               TOTAL OPERATING EXPENSES                1.75%            2.00%          2.   50    %      2.50%

   GROWTH
&                 MANAGEMENT FEE                       0.50%[A]         0.50%[A]       0.50%[A]          0.51%[A]
   INCOME

                  12B-1 FEE (INCLUDING 0.25%
               SHAREHOLDER SERVICE FEE FOR CLASS B
               AND CLASS C SHARES)                     0.25%           0.50%          1.00%             1.00%

               OTHER EXPENSES    (AFTER REIMBURSEMENT
               CLASS A AND CLASS C)                    0.75%[A]        0.56%[A]       0.75%[A]          0.   7    4%[A]

               TOTAL OPERATING EXPENSES                1.50%           1.56%          2.25%             2.   2    5%

EQUITY         MANAGEMENT FEE                          0.50%   [A]     0.50%          0.50%             0.50%   [A]
INCOME

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.25%            0.50%          1.00%             1.00%

               OTHER EXPENSES    (AFTER REIMBURSEMENT
               CLASS C)                                0.35%[A]        0.27%          0.31%             0.3   5    %[A]

               TOTAL OPERATING EXPENSES                1.10%           1.27%          1.81%             1.8   5    %

BALANCED       MANAGEMENT FEE                          0.45%   [A]     0.45%          0.45%   [A]       ]

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.25%           0.50%          1.00%             1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT
               CLASS A   , CLASS B,     AND CLASS C)   0.35%[A]        0.26%          0.35%[A]             0.34    %[A]

               TOTAL OPERATING EXPENSES                1.05%           1.21%          1.80%             1.80%


* FUND DOES NOT OFFER CLASS C SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
   [B] SIX MONTHS ENDED JUNE 30, 1997.
TAXABLE INCOME FUNDS




               OPERATING EXPENSES                      CLASS A         CLASS T        CLASS B           CLASS C

HIGH YIELD     MANAGEMENT FEE                          0.60%   [A]     0.60%          0.60%             0.60%   [A]

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.15%           0.25%          0.90%             1.00%

               OTHER EXPENSES                          0.37%[A]        0.27%          0.29%             0.3   1    %[A]

               TOTAL OPERATING EXPENSES                1.12%           1.12%          1.79%             1.9   1    %

STRATEGIC      MANAGEMENT FEE                          0.   60    %[B] 0.   59    %   0.   59    %      0.   60    %[A]
INCOME

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.15%           0.25%          0.90%             1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT
               CLASS A    AND CLASS C    )             0.5   0    %[B] 0.3   9    %   0.3   9    %      0.   50    %[A]

               TOTAL OPERATING EXPENSES                1.25%           1.23%           1.88%                2.10    %

MORTGAGE       MANAGEMENT FEE                          0.4   4    %[A] 0.4   4    %[A] 0.4   4    %[A]    *
SECURITIES

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B SHARES)         0.15%           0.25%           0.90%              *

               OTHER EXPENSES (AFTER REIMBURSEMENT)    0.3   1    %[A] 0.3   1    %[A] 0.3   1    %[A]    *

               TOTAL OPERATING EXPENSES                0.90%           1.00%           1.65%              *

GOVERNMENT     MANAGEMENT FEE                          0.45%   [A]     0.45%           0.45%             0.45%   [A]
INVESTMENT

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.15%           0.25%           0.90%             1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT
               CLASS A, CLASS B, AND CLASS C)          0.30%[A]        0.30%           0.30%             0.30%[A]

               TOTAL OPERATING EXPENSES                0.90%           1.00%           1.65%             1.75%

INTERMEDIATE   MANAGEMENT FEE                          0.45%   [A]     0.45%           0.45%                0.44%[A]
BOND

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.15%           0.25%           0.90%             1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT
               CLASS A, CLASS B, AND CLASS C)          0.30%[A]        0.27%           0.30%                0.31%[A    ]

               TOTAL OPERATING EXPENSES                0.90%           0.97%           1.65%             1.75%

SHORT          MANAGEMENT FEE                          0.45%   [A]     0.45%            **               0.45%   [A]
FIXED-INCOME

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS C SHARES)         0.15%           0.15%            **               1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT
               CLASS A AND CLASS C)                    0.30%[A]        0.28%            **               0.30%[A]

               TOTAL OPERATING EXPENSES                0.90%           0.88%            **               1.75%


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
   [B] SIX MONTHS ENDED JUNE 30, 1997.
MUNICIPAL FUNDS




               OPERATING EXPENSES                      CLASS A         CLASS T          CLASS B          CLASS C

HIGH INCOME    MANAGEMENT FEE                          0.40%   [A]     0.40%            0.40%               0.39%[A]
MUNICIPAL

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.15%           0.25%            0.90%            1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT
               CLASS A AND CLASS C)                    0.35%[A]        0.24%            0.27%               0.36%[A]

               TOTAL OPERATING EXPENSES                0.90%           0.89%            1.57%            1.75%

MUNICIPAL      MANAGEMENT FEE                             0.40%[A]     0.40%            0.40%            *
BOND

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B SHARES)         0.15%           0.25%            0.90%            *

               OTHER EXPENSES (AFTER REIMBURSEMENT)    0.35%[A]        0.35%            0.35%            *

               TOTAL OPERATING EXPENSES                0.90%           1.00%            1.65%            *

INTERMEDIATE   MANAGEMENT FEE                          0.40%   [A]     0.40%            0.40%              0.39%[A    ]
MUNICIPAL
INCOME

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B AND CLASS C
               SHARES)                                 0.15%           0.25%            0.90%            1.00%

               OTHER EXPENSES (AFTER REIMBURSEMENT)    0.35%[A]        0.35%            0.35%               0.36%[A]

               TOTAL OPERATING EXPENSES                0.90%           1.00%            1.65%            1.75%

SHORT-         MANAGEMENT FEE                          0.40%   [A]     0.40%            **               *
INTERMEDIATE
MUNICIPAL
INCOME

               12B-1 FEE (DISTRIBUTION FEE)            0.15%           0.15%            **               *

               OTHER EXPENSES (AFTER REIMBURSEMENT)    0.35%[A]        0.35%            **               *

               TOTAL OPERATING EXPENSES                0.90%           0.90%            **               *





STATE MUNICIPAL FUNDS

               OPERATING EXPENSES                      CLASS A         CLASS T          CLASS B          CLASS C

CALIFORNIA     MANAGEMENT FEE                          0.40%   [A]     0.40%            0.40%            *
MUNICIPAL
INCOME

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B SHARES)         0.15%           0.25%            0.90%            *

               OTHER EXPENSES (AFTER REIMBURSEMENT)    0.35%[A]        0.35%            0.35%            *

               TOTAL OPERATING EXPENSES                0.90%           1.00%            1.65%            *

NEW YORK       MANAGEMENT FEE                          0.40%   [A]     0.40%            0.40%            *
MUNICIPAL
INCOME

               12B-1 FEE (INCLUDING 0.25% SHAREHOLDER
               SERVICE FEE FOR CLASS B SHARES)         0.15%           0.25%            0.90%            *

               OTHER EXPENSES (AFTER REIMBURSEMENT)    0.35%[A]        0.35%            0.35%            *

               TOTAL OPERATING EXPENSES                0.90%           1.00%            1.65%            *


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
A portion of the brokerage commissions that certain of the funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the preceding tables for the applicable class would have been:

                                         CLASS A        CLASS T        CLASS B

MID CAP                                  (DAGGER)          --          2.37%

EQUITY GROWTH                            (DAGGER)        1.34%            (DAGGER)

STRATEGIC OPPORTUNITIES                  1.48%          1.2   7    %   1.   79    %

                                         CLASS A        CLASS T        CLASS B

EQUITY INCOME                            (DAGGER)       1.26%          1.79%

BALANCED                                 (DAGGER)        1.20%            (DAGGER)

HIGH YIELD                               (DAGGER)       1.11%             --

STRATEGIC INCOME                         --              1.22%          1.87%

GOVERNMENT INVESTMENT                    (DAGGER)       0.99%             --

INTERMEDIATE BOND                        (DAGGER)       0.96%             --

SHORT-INTERMEDIATE MUNICIPAL INCOME      (DAGGER)       0.89%             *

CALIFORNIA MUNICIPAL INCOME FUND         (DAGGER)       0.87%          1.62%

NEW YORK MUNICIPAL INCOME FUND           (DAGGER)       0.97%          1.62%


* FUND DOES NOT OFFER CLASS B SHARES.
   (dagger) IMPACT OF CREDITS NOT APPLIED TO FIRST YEAR ESTIMATED
EXPENSES.
EXPENSE TABLE EXAMPLE: You would pay the following    amount in total
    expenses        on a $1,000 investment, assuming a 5% annual
return and either (1) full redemption or (2) no redemption at the end
of each time period   . Total expenses shown below include your
shareholder transaction expenses, such as the maximum front-end sales charge or CDSC, as applicable, and a class's annual operating expenses.
EQUITY FUNDS


             EXAMPLES

             FULL REDEMPTION                                                               NO REDEMPTION

                               CLASS A      CLASS T       CLASS B          CLASS C         CLASS B         CLASS C

TECHNOQU     1 YEAR            $74          $55           $75[A]           $35[A]          $25             $25
ANT
GROWTH

             3 YEARS           $109         $96           $108[A]          $78             $78             $78

MID CAP      1 YEAR            $71          $51           $74[A]           $3   5    [A]   $24             $2   5

             3 YEARS           $98          $84           $104[A]          $7   8          $74             $7   8

             5 YEARS           $128         $119          $147[A]          $1   33         $127            $1   33

             10                $213         $218          $249             $2   84         $249            $2   84
             YEARS[B
             ]

EQUITY       1 YEAR            $69          $48           $70[A]           $30[A]          $20             $20
GROWTH

             3 YEARS           $93          $77           $91[A]           $61             $61             $61

             5 YEARS           $119         $107          $125[A]          $105            $105            $105

             10                $194         $193          $199             $227            $199            $227
             YEARS[B
             ]

GROWTH       1 YEAR            $68          $48           $69[A]           $29[A]          $19             $19
OPPORTUN
ITIES

             3 YEARS           $90          $76           $88[A]           $58             $58             $58

             5 YEARS           $115         $106          $120[A]          $100            $100            $100

             10                $184         $191          $   188          $217            $   188         $217
             YEARS[B
             ]

STRATEGIC    1 YEAR               $72       $   48        $68[A]           *               $18             *
OPPORTUN
ITIES

             3 YEARS           $102         $74           $87[A]           *               $57             *

             5 YEARS           $134         $   103       $   117    [A]   *               $   97          *

             10                $225         $   184       $   190          *               $   190         *
             YEARS[B
             ]

LARGE        1 YEAR            $74          $55           $75[A]           $35[A]          $25             $25
CAP

             3 YEARS           $109         $96           $108[A]          $78             $78             $78

             5 YEARS           $147         $139          $153[A]          $133            $133            $133

             10                $252         $260          $257             $284            $257            $284
             YEARS[B
             ]

GROWTH       1 YEAR            $72          $50           $73[A]           $3   3    [A]   $23             $2   3
& INCOME

             3 YEARS           $102         $83           $110[A]          $7   0          $70             $7   0

EQUITY       1 YEAR            $68          $47           $68[A]           $29[A]          $18             $19
INCOME

             3 YEARS           $90          $74           $87[A]           $58             $57             $58

             5 YEARS           $115         $102          $118[A]          $   100         $98             $   100

             10                $184         $183          $185             $21   7         $185            $21   7
             YEARS[B
             ]

BALANCED     1 YEAR            $68          $47           $68[A]           $28[A]          $18             $18

             3 YEARS           $89          $72           $87[A]           $57             $57             $57

             5 YEARS           $112         $99           $117[A]          $97             $97             $97

             10                $178         $176          $179             $212            $179            $212
             YEARS[B
             ]


* FUND DOES NOT OFFER CLASS C SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.

TAXABLE INCOME FUNDS


             EXAMPLES

             FULL REDEMPTION                                                  NO REDEMPTION

                               CLASS A   CLASS T   CLASS B    CLASS C         CLASS B         CLASS C

HIGH         1 YEAR            $58       $46       $68[A]     $29[A]          $18             $   19
YIELD

             3 YEARS           $81       $69       $86[A]     $60             $56             $   60

             5 YEARS           $106      $95       $117[A]    $103            $97             $   103

             10                $177      $167      $185       $22   3         $185            $   223
             YEARS[B
             ]

STRATEGIC    1 YEAR            $55       $47       $69[A]     $3   1    [A]   $19             $   21
INCOME

             3 YEARS           $80       $73       $89[A]     $6   6          $59             $   66

             5 YEARS           $108      $100      $122[A]    $1   13         $102            $   113

             10                $187      $179      $196       $2   43         $196               $243
             YEARS[B
             ]

MORTGAG      1 YEAR            $56       $45       $67[A]     *               $17             *
E
SECURITIES

             3 YEARS           $75       $66       $82[A]     *               $52             *

             5 YEARS           $95       $88       $110[A]    *               $90             *

             10                $153      $153      $166       *               $166            *
             YEARS[B
             ]

GOVERNM      1 YEAR            $56       $45       $67[A]     $28[A]          $17             $   18
ENT
INVESTME
NT

             3 YEARS           $75       $66       $82[A]     $55             $52             $   55

             5 YEARS           $95       $88       $110[A]    $95             $90             $   95

             10                $153      $153      $166       $   206         $166            $   206
             YEARS[B
             ]

INTERMEDI    1 YEAR            $46       $37       $47[A]     $28[A]          $17             $   18
ATE BOND

             3 YEARS           $65       $58       $62[A]     $   55          $52             $   55

             5                 $85       $80       $90        $   95          $90             $   95
             YEARS[C
             ]

             10                $144      $143      $166       $   206         $166            $   206
             YEARS[C
             ]

SHORT        1 YEAR            $24       $24       **         $   28    [A]   **              $   18
FIXED-INC
OME

             3 YEARS           $43       $43       **         $   55          **              $   55

             5 YEARS           $64       $63       **         $   95          **              $   95

             10                $124      $122      **         $   206         **              $   206
             YEARS


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.
[C] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER FOUR
YEARS.
   MUNICIPAL FUNDS




             EXAMPLES

                     FULL REDEMPTION                                             NO REDEMPTION

                     CLASS A        CLASS T        CLASS B         CLASS C           CLASS B                CLASS C

HIGH      1 YEAR  $56            $44            $66[A]            $   28    [A]    $16                     $   18
INCOME
MUNICIPAL

          3 YEARS $75            $62            $80[A]            $   55           $50                     $   55

          5 YEARS $95            $83            $106[A]           $   95           $86                     $   95

          10      $153           $141           $160                 $206          $160                    $   206
          YEARS[B
          ]

MUNICIPAL 1 YEAR  $56            $45            $67[A]            *                $17                     *
BOND

          3 YEARS $75            $66            $82[A]            *                $52                     *

          5 YEARS $95            $88            $110[A]           *                $90                     *

          10      $153           $153           $166              *                $166                    *
          YEARS[B
          ]

INTERMEDI 1 YEAR  $46            $37            $47   [A]         $   28[A]        $17                     $   18
ATE
MUNICIPAL
INCOME

          3 YEARS $65            $58            $62   [A]         $   55           $52                     $   55

          5       $85            $81            $90               $   95           $90                     $   95
          YEARS[C
          ]

          10      $144           $147           $166              $   206          $166                    $   206
          YEARS[C
          ]

SHORT-INTE 1 YEAR $24            $24            **                *                **                      *
RMEDIATE
MUNICIPAL
INCOME

           3
           YEARS  $43            $43            **                *                **                      *

           5
           YEARS  $64            $64            **                *                **                      *

           10     $124           $124           **                *                **                      *
           YEARS

STATE MUNICIPAL FUNDS



              EXAMPLES

                         FULL REDEMPTION                                              NO REDEMPTION

                         CLASS A           CLASS T       CLASS B           CLASS C    CLASS B         CLASS C

CALIFORNIA    1 YEAR      $56              $45            $67[A]            *          $17            *
MUNICIPAL
INCOME

              3 YEARS     $75              $66            $82[A]            *          $52            *

              5 YEARS     $   95           $9   0         $   110    [A]    *          $   90         *

              10          $   153          $   166        $166              *          $   166        *
              YEARS[B
              ]

NEW           1 YEAR      $56              $45            $67[A]            *          $17            *
YORK
MUNICIPAL
INCOME

              3 YEARS     $75              $66            $82[A]            *          $52            *

              5 YEARS     $95              $88            $110[A]           *          $90            *

              10          $153             $153           $166              *          $166           *
              YEARS[B
              ]


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] REFLECTS DEDUCTION OF APPLICABLE CDSC.
[B] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER
SEVEN YEARS.
[C] REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER FOUR
YEARS.
THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO
SUGGEST ACTUAL OR EXPECTED    EXPENSES     OR RETURNS, ALL OF WHICH
MAY VARY.
FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:



            CLASS A       EFFECTIVE
                          DATE          CLASS T      EFFECTIVE DATE CLASS B        EFFECTIVE DATE  CLASS C    EFFECTIVE DATE

TECHNOQUANT 1.75%        12/31/96       2.00%        12/31/96       2.50%          12/31/96           2.50%   11/1    /97
GROWTH

MID CAP     1.75%        8/30/96        2.00%        2/20/96        2.50%          2/20/96            2.50%   11/1    /97

EQUITY
GROWTH      1.   20    %    1    1/1/97    1.45    %    1    1/1/97    1.95    %      11/1/97         1.95%   11/1    /97

GROWTH      1.   10    %    11/1/97        1.35    %    11    /1/97    1.85    %      11/1/97         1.85%   11/1    /97
OPPORTUNITIES

STRATEGIC   1.75%        3/1/97         2.00%        3/1/97         2.50%          3/1/97          *          *
OPPORTUNITIES

LARGE CAP   1.75%        8/30/96        2.00%        2/20/96        2.50%          2/20/96            2.50%   11/1    /97

GROWTH &
INCOME      1.50%        12/31/96       1.75%        12/31/96       2.25%          12/31/96           2.25%   11/1    /97

EQUITY
INCOME      1.   10    %    11    /1/97    1.35    %    11    /1/97    1.85    %      11    /1/97     1.85%   11/1    /97

BALANCED    1.   05    %    11/1/97     1.   30    %    11/1/97        1.80    %   1   1/1/97         1.80%   11/1    /97

HIGH YIELD  1.25%        8/30/96        1.35%        7/1/95         2.00%          1/1/96             2.10%   11/1    /97

STRATEGIC
INCOME      1.25%        8/30/96        1.35%        10/31/94       2.00%          1/1/96             2.10%   11/1    /97

MORTGAGE
SECURITIES  0.90%        3/1/97         1.00%        3/1/97         1.65%          3/1/97          *          *

GOVERNMENT  0.90%        8/30/96        1.00%        7/1/95         1.65%          1/1/96             1.75%   11/1    /97
INVESTMENT

INTERMEDIATE
BOND        0.90%        8/30/96        1.00%        7/1/95         1.65%          1/1/96             1.75%   11/1    /97

SHORT FIXED-
INCOME      0.90%        8/30/96        0.90%        8/30/96        **              **                1.75%   11/1/97

HIGH INCOME 0.90%        8/30/96        1.00%        7/1/95         1.65%          1/1/96             1.75%   11/1    /97
MUNICIPAL

MUNICIPAL
BOND        0.90%        3/1/97         1.00%        7/1/9   6      1.65%          7/1/96          *          *

INTERMED
IATE        0.90%        8/30/96        1.00%        7/1/95         1.65%          1/1/96             1.75%   11/1    /97
MUNICIPAL INCOME

SHORT-INTERMED
IATE        0.90%        8/30/96        0.90%        7/1/95         **              **             *          *
MUNICIPAL INCOME

CALIFORNIA
MUNICIPAL   0.90%        8/30/96        1.00%        8/1/95         1.65%          1/1/96          *          *
INCOME

NEW YORK
MUNICIPAL   0.90%        8/30/96        1.00%        8/1/95         1.65%          1/1/96          *          *
INCOME


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
If these agreements were not in effect, other expenses and total operating expenses, as a percentage of average net assets, would have been the following amounts:



                            OTHER EXPENSES                     TOTAL OPERATING EXPENSES

                            CLASS A     CLASS T    CLASS B    CLASS C [A] CLASS A    CLASS T    CLASS B      CLASS C[A]

   TECHNOQUANT GROWTH       1.37%       0.96%       1.37%       1.33%    2.22%       2.06%       2.97%       2.94%
   [A]

   MID CAP                  (DAGGER)    (DAGGER)    (DAGGER)    1.11%    (DAGGER)    (DAGGER)    (DAGGER)    2.71%

   EQUITY  GROWTH           (DAGGER)    (DAGGER)    (DAGGER)    0.55%    (DAGGER)    (DAGGER)    (DAGGER)    2.16%

GROWTH OPPORTUNITIES         0.28%[A]   (DAGGER)     0.32%[A]   0.29%    1.14%[A]    (DAGGER)     1.93%[A]   1.90    %

LARGE CAP                0.96%   [A]     1.34%       2.35%       1.49%   1.81%[A]     2.44%       3.95%         3.09    %

   GROWTH &                  0.86%      (DAGGER)    (DAGGER)    0.91%    1.61%       (DAGGER)    (DAGGER)    2.42%
   INCOME[A]

   EQUITY INCOME            (DAGGER)    (DAGGER)    (DAGGER)    0.38%    (DAGGER)    (DAGGER)    (DAGGER)    1.88%

   BALANCED                 0.40%[A]    (DAGGER)    0.44%[A]    0.93%    1.10%[A]    (DAGGER)    1.89%[A]    2.39%

STRATEGIC INCOME            4.21    %   (DAGGER)    (DAGGER)    0.84%    4.96%       (DAGGER)    (DAGGER)       2.44    %

MORTGAGE                   2.26%         0.54%       1.09%       *       2.85%       1.23%       2.43%       *
SECURITIES[A]



   GOVERNMENT               0.72%[A]    (DAGGER)    0.43%       2.34%    1.32%[A]    (DAGGER)    1.78%       3.79%
   INVESTMENT

   INTERMEDIATE BOND        0.48%[A]    (DAGGER)    0.44%       1.78%    1.08%[A]    (DAGGER)    1.79%       3.22%

   SHORT FIXED-INCOME       0.50%[A]    (DAGGER)    **          1.28%    1.10%[A]    (DAGGER)    **          2.73%

   HIGH INCOME              0.48%[A]    (DAGGER)    (DAGGER)    1.54%    1.03%[A]    (DAGGER)    (DAGGER)    2.93%
   MUNICIPAL

   MUNICIPAL BOND           2.80%[A]    0.37%       0.52%       *        3.35%[A]    1.02%       1.82%       *

   INTERMEDIATE             1.00%[A]    0.39%       0.56%       1.39%    1.55%[A]    1.04%       1.86%       2.78%
   MUNICIPAL INCOME

   SHORT-INTERMEDIATE       1.29%[A]    0.60%       **          *        1.84%[A]    1.15%       **          *
   MUNICIPAL INCOME

   CALIFORNIA MUNICIPAL     2.01%[A]    0.38%       0.95%       *        2.56%[A]    1.03%       2.25%       *
   INCOME

   NEW YORK MUNICIPAL       1.95%[A]    1.97%       2.42%       *        2.50%[A]    2.62%       3.72%       *
   INCOME


* FUND DOES NOT OFFER CLASS C SHARES.
** FUND DOES NOT OFFER CLASS B SHARES.
[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
(dagger) TOTAL OPERATING EXPENSES WERE LESS THAN THE VOLUNTARY EXPENSE
CAPS    SHOWN IN THE FIRST TABLE ABOVE.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for certain funds contain
annual information which has been audited by    Coopers & Lybrand
L.L.P.,     independent accountants. The financial highlights tables
that follow for Mortgage Securities have been audited by    Price
Waterhouse LLP    , independent accountants. The funds' financial
highlights, financial statements, and reports of the auditors are included in each fund's Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact FDC or your investment professional for a free copy of an Annual Report or the SAI. Class C of each fund (except Strategic Opportunities, Mortgage Securities, Municipal Bond, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income) is
expected to commence operations on or about November    3    , 1997.
TECHNOQUANT - CLASS A
1.SELECTED PER-SHARE DATA AND RATIOSD   1997G

2.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.00

3.INCOME FROM INVESTMENT OPERATIONS

4. NET INVESTMENT INCOME (LOSS)                             (.02)

5. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .02

6. TOTAL FROM INVESTMENT OPERATIONS                         .00

7.NET ASSET VALUE, END OF PERIOD                           $ 10.00

8.TOTAL RETURNB   ,C                                        0.00%

9.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 3,957

10.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.75%A,E

11.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET     (.42)%A
ASSETS

12.PORTFOLIO TURNOVER                                       398%A

13.AVERAGE COMMISSION RATEF                                $ .0281

TECHNOQUANT - CLASS T
14.SELECTED PER-SHARE DATA AND RATIOSD                     1997H

15.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

16.INCOME FROM INVESTMENT OPERATIONS

17. NET INVESTMENT INCOME (LOSS)                            (.03)

18. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .02

19. TOTAL FROM INVESTMENT OPERATIONS                        (.01)

20.NET ASSET VALUE, END OF PERIOD                          $ 9.99

21.TOTAL RETURNB,C                                          (.10)%

22.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 11,904

23.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  2.00%A,E

24.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET     (.67)%A
ASSETS

25.PORTFOLIO TURNOVER                                       398%A

26.AVERAGE COMMISSION RATEF                                $ .0281

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO MAY 31, 1997 (UNAUDITED).
H FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO MAY 31, 1997 (UNAUDITED).
KEY FACTS - CONTINUED


TECHNOQUANT - CLASS B
27.

28.SELECTED PER-SHARE DATA AND RATIOSD                     1997G

29.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

30.INCOME FROM INVESTMENT OPERATIONS

31. NET INVESTMENT INCOME (LOSS)                            (.05)

32. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .01

33. TOTAL FROM INVESTMENT OPERATIONS                        (.04)

34.NET ASSET VALUE, END OF PERIOD                          $ 9.96

35.TOTAL RETURNB,C                                          (.40)%

36.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 4,973

37.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  2.50%A,E

38.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET     (1.17)%A
ASSETS

39.PORTFOLIO TURNOVER                                       398%A

40.AVERAGE COMMISSION RATEF                                $ .0281

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO MAY 31, 1997 (UNAUDITED).
MID CAP - CLASS A

41.                                                                     YEAR ENDED
                                                                        NOVEMBER 30

42.SELECTED PER-SHARE DATA AND RATIOSD                      1997J       1996H

43.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.70     $ 10.74

44.INCOME FROM INVESTMENT OPERATIONS

45. NET INVESTMENT INCOME (LOSS)                             (.02)       (.01)

46. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .69         .97

47. TOTAL FROM INVESTMENT OPERATIONS                         .67         .96

48.LESS DISTRIBUTIONS

49. IN EXCESS OF NET INVESTMENT INCOME                       (.01)       --

50. FROM NET REALIZED GAIN                                   (.20)       --

51. TOTAL DISTRIBUTIONS                                      (.21)       --

52.NET ASSET VALUE, END OF PERIOD                           $ 12.16     $ 11.70

53.TOTAL RETURNB,C                                           5.87%       8.94%

54.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 2,257     $ 1,239

55.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.60%A,E    1.56%A,E

56.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.55%A,F    1.56%A
REDUCTIONS

57.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.44)%A     (.33)%A
ASSETS

58.PORTFOLIO TURNOVER                                        229%A       101%A

59.AVERAGE COMMISSION RATEG                                 $ .0388     $ .0382


MID CAP - CLASS T

60.                                                                     YEAR ENDED
                                                                        NOVEMBER 30

61.SELECTED PER-SHARE DATA AND RATIOSD                      1997J       1996I

62.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.70     $ 10.00

63.INCOME FROM INVESTMENT OPERATIONS

64. NET INVESTMENT INCOME (LOSS)                             (.02)       (.03)

65. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .70         1.73

66. TOTAL FROM INVESTMENT OPERATIONS                         .68         1.70

67.LESS DISTRIBUTIONS

68. FROM NET REALIZED GAIN                                   (.18)       --

69.NET ASSET VALUE, END OF PERIOD                           $ 12.20     $ 11.70

70.TOTAL RETURNB,C                                           5.94%       17.00%

71.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 254,825   $ 187,040

72.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.51%A      1.60%A

73.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.45%A,F    1.60%A
REDUCTIONS

74.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.33)%A     (.37)%A
ASSETS

75.PORTFOLIO TURNOVER                                        229%A       101%A

76.AVERAGE COMMISSION RATEG                                 $ .0388     $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
I FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
J SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
MID CAP - CLASS B

77.                                                                     YEAR ENDED
                                                                        NOVEMBER 30

78.SELECTED PER-SHARE DATA AND RATIOSD                      1997H       1996G

79.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.61     $ 10.00

80.INCOME FROM INVESTMENT OPERATIONS

81. NET INVESTMENT INCOME (LOSS)                             (.05)       (.10)

82. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .69         1.71

83. TOTAL FROM INVESTMENT OPERATIONS                         .64         1.61

84.LESS DISTRIBUTIONS

85. FROM NET REALIZED GAIN                                   (.15)       --

86.NET ASSET VALUE, END OF PERIOD                           $ 12.10     $ 11.61

87.TOTAL RETURNB,C                                           5.61%       16.10%

88.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 40,527    $ 32,727

89.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   2.03%A      2.38%A

90.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.98%A,E    2.37%A,E
REDUCTIONS

91.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.85)%A     (1.14)%A
ASSETS

92.PORTFOLIO TURNOVER                                        229%A       101%A

93.AVERAGE COMMISSION RATEF                                 $ .0388     $ .0382


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
H SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
EQUITY GROWTH - CLASS A

94.                                                                      YEAR ENDED
                                                                         NOVEMBER 30

95.SELECTED PER-SHARE DATA AND RATIOSB                       1997M       1996F

96.NET ASSET VALUE, BEGINNING OF PERIOD                      $ 44.80     $ 39.47

97.INCOME FROM INVESTMENT OPERATIONS

98. NET INVESTMENT INCOME (LOSS)                              (.01)       .04

99. NET REALIZED AND UNREALIZED GAIN (LOSS)                   2.75        5.29

100. TOTAL FROM INVESTMENT OPERATIONS                         2.74        5.33

101.LESS DISTRIBUTIONS

102. FROM NET INVESTMENT INCOME                               (.36)       --

103. FROM NET REALIZED GAIN                                   (1.23)      --

104. TOTAL DISTRIBUTIONS                                      (1.59)      --

105.NET ASSET VALUE, END OF PERIOD                           $ 45.95     $ 44.80

106.TOTAL RETURNB,C                                           6.43%       13.50%

107.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 13,170    $ 4,423

108.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.52%A,G    1.52%A,D,G

109.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.49%A,H    1.50%A,H
REDUCTIONS

110.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.32)%A     .38%A
ASSETS

111.PORTFOLIO TURNOVER                                        139%A       76%

112.AVERAGE COMMISSION RATEI                                 $ .0425     $ .0414


EQUITY GROWTH - CLASS T

113.                                   YEARS ENDED NOVEMBER 30

114.SELECTED             1997M         1996                      1995          1994K       1993        1992J
PER-SHARE DATA AND
RATIOS

115.NET ASSET VALUE,     $ 44.81       $ 39.83                   $ 28.52       $ 29.50     $ 26.33     $ 23.78
BEGINNING OF PERIOD

116.INCOME FROM
INVESTMENT
OPERATIONS

117. NET INVESTMENT       (.01)E        .22E                      .06           .08         (.07)E      .01
INCOME (LOSS)

118. NET REALIZED         2.81          6.90                      11.54         .39         3.82        2.54
AND UNREALIZED GAIN
(LOSS)

119. TOTAL FROM           2.80          7.12                      11.60         .47         3.75        2.55
INVESTMENT
OPERATIONS

120.LESS
DISTRIBUTIONS

121. FROM NET             (.17)         (.03)L                    (.08)         -           (.08)       --
INVESTMENT INCOME

122. FROM NET             (1.23)        (2.11)L                   (.16)         (1.45)      (.50)       --
REALIZED GAIN

123. IN EXCESS OF NET     --            --                        (.05)         --          --          --
REALIZED GAIN

124. TOTAL                (1.40)        (2.14)                    (.29)         (1.45)      (.58)       --
DISTRIBUTIONS

125.NET ASSET VALUE,     $ 46.21       $ 44.81                   $ 39.83       $ 28.52     $ 29.50     $ 26.33
END OF PERIOD

126.TOTAL RETURNB,C       6.53%         19.00%                    41.11%        1.58%       14.52%      10.72%

127.NET ASSETS, END      $ 3,801,250   $ 3,536,973               $ 2,051,429   $ 874,172   $ 377,894   $ 22,655
OF PERIOD (000
OMITTED)

128.RATIO OF              1.33%A        1.36%                     1.55%         1.71%       1.85%       1.47%A
EXPENSES TO AVERAGE
NET ASSETS

129.RATIO OF              1.30%A,H      1.34%H                    1.54%H        1.70%H      1.84%H      1.47%A
EXPENSES TO AVERAGE
NET ASSETS AFTER
EXPENSE REDUCTIONS

130.RATIO OF NET          (.12)%A       .54%                      .21%          .15%        (.24)%      .25%A
INVESTMENT INCOME
(LOSS) TO AVERAGE NET
ASSETS

131.PORTFOLIO             139%A         76%                       97%           137%        160%        240%
TURNOVER

132.AVERAGE              $ .0425       $ .0414
COMMISSION RATEI


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
J FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
K EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
L THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK AND TAX DIFFERENCES.
M SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
EQUITY GROWTH - CLASS B
133.SELECTED PER-SHARE DATA AND RATIOSD                      1997E

134.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 41.81

135.INCOME FROM INVESTMENT OPERATIONS

136. NET INVESTMENT INCOME (LOSS)                             (.02)

137. NET REALIZED AND UNREALIZED GAIN (LOSS)                  4.08

138. TOTAL FROM INVESTMENT OPERATIONS                         4.06

139.LESS DISTRIBUTIONS

140. FROM NET REALIZED GAIN                                   (.03)

141.NET ASSET VALUE, END OF PERIOD                           $ 45.84

142.TOTAL RETURNB,C                                           9.72%

143.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 26,147

144.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   2.17%A

145.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     2.13%A,F
REDUCTIONS

146.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.99)%A
ASSETS

147.PORTFOLIO TURNOVER                                        139%A

148.AVERAGE COMMISSION RATEG                                 $ .0425

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO MAY 31, 1997 (UNAUDITED).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSIONS RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

GROWTH OPPORTUNITIES - CLASS A
149.                                                         YEAR ENDED
                                                             OCTOBER 31

150.SELECTED PER-SHARE DATA AND RATIOSD                      1997M       1996B

151.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 35.39     $ 32.86

152.INCOME FROM INVESTMENT OPERATIONS

153. NET INVESTMENT INCOME                                    .29         .09

154. NET REALIZED AND UNREALIZED GAIN (LOSS)                  3.40        2.44

155. TOTAL FROM INVESTMENT OPERATIONS                         3.69        2.53

156.LESS DISTRIBUTIONS

157. FROM NET INVESTMENT INCOME                               (.72)       --

158. FROM NET REALIZED GAIN                                   (1.44)      --

159. TOTAL DISTRIBUTIONS                                      (2.16)      --

160.NET ASSET VALUE, END OF PERIOD                           $ 36.92     $ 35.39

161.TOTAL RETURNB,C                                           10.65%      7.70%

162.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 52,928    $ 10,185

163.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.15%A      1.48%A,F

164.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.14%A,G    1.47%A,G
REDUCTIONS

165.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      1.62%A      1.74%A

166.PORTFOLIO TURNOVER                                        38%A        33%

167.AVERAGE COMMIISSION RATEH                                $ .0471     $ .0401


GROWTH OPPORTUNITIES - CLASS T


168.                   YEARS ENDED OCTOBER 31

169.SELECTE 1997M        1996         1995        1994I       1993        1992      1991      1990      1989    1988J
D PER-SHARE
DATA AND
RATIOS

170.NET     $ 35.41      $ 30.89      $ 26.62     $ 25.39     $ 21.14     $ 20.58   $ 12.99   $ 16.53   $ 14.27 $ 10.00
ASSET VALUE,
BEGINNING OF
PERIOD

171.INCOME
FROM
INVESTMENT
OPERATIONS

172. NET    .28D         .61D         .39         .22         .08         .14       .06       .18K      .02     .05
INVESTMENT
INCOME

173. NET    3.39         4.72         5.31        1.92        5.56        2.04      7.70      (2.50)    3.03    4.22
REALIZED AND
UNREALIZED
GAIN (LOSS)

174. TOTAL  3.67         5.33         5.70        2.14        5.64        2.18      7.76      (2.32)    3.05    4.27
FROM
INVESTMENT
OPERATIONS

175.LESS
DISTRIBUTIONS

176. FROM   (.54)        (.41)        (.27)       (.07)       (.13)       (.09)     (.17)     (.05)     (.03)    --
NET
INVESTMENT
INCOME

177. FROM   (1.44)       (.40)        (1.16)      (.84)       (1.26)      (1.53)    -         (1.17)    (.76)    --
NET REALIZED
GAIN

178. TOTAL  (1.98)       (.81)        (1.43)      (.91)       (1.39)      (1.62)    (.17)     (1.22)    (.79)    --
DISTRIBUTIONS

179.NET     $ 37.10      $ 35.41      $ 30.89     $ 26.62     $ 25.39     $ 21.14   $ 20.58   $ 12.99   $ 16.53 $ 14.27
ASSET VALUE,
END OF PERIOD

180.TOTAL   10.56%       17.61%       22.88%      8.71%       28.11%      12.09%    60.25%    (15.05)%  22.69%  42.70%
RETURNB,C

181.NET     $ 16,369,762 $ 14,314,950 $ 9,690,992 $ 4,598,668 $ 2,054,988 $ 580,595 $ 213,095 $ 51,122  $ 34,351 $8,097
ASSETS, END
OF PERIOD
(000
OMITTED)

182.RATIO OF 1.22%A      1.34%        1.59%       1.63%       1.65%       1.60%     1.73%     2.00%     2.45%    2.52%A,L
EXPENSES TO
AVERAGE NET
ASSETS

183.RATIO OF 1.21%A,G    1.34%        1.58%G      1.62%G      1.64%G      1.60%     1.73%     2.00%     2.45%    2.52%A
EXPENSES TO
AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

184.RATIO OF 1.57%A      1.88%        1.56%       1.12%       .43%        .80%      .47%      1.49%     .31%     .82%A
NET
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

185.PORTFOLI 38%A        33%          39%         43%         69%         94%       142%      136%      163%     143%A
O TURNOVER

186.AVERAG   $ .0471     $ .0401
E
COMMISSION
RATEH


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPTIAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
J FOR THE PERIOD NOVEMBER 18, 1987 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1988.
K NET INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.09 PER SHARE.
L EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
M SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
GROWTH OPPORTUNITIES - CLASS B
187.SELECTED PER-SHARE DATA AND RATIOSD   1997F

188.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 37.62

189.INCOME FROM INVESTMENT OPERATIONS

190. NET INVESTMENT INCOME                                    .15

191. NET REALIZED AND UNREALIZED GAIN (LOSS)                  (.69)

192. TOTAL FROM INVESTMENT OPERATIONS                         (.54)

193.NET ASSET VALUE, END OF PERIOD                           $ 37.08

194.TOTAL RETURNB,C                                           (1.44)%

195.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 70,791

196.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.81%A

197.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.79%A,G
REDUCTIONS

198.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      .90%A

199.PORTFOLIO TURNOVER                                        38%A

200.AVERAGE COMMISSION RATEE                                 $ .0471

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO APRIL 30, 1997 (UNAUDITED).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. STRATEGIC OPPORTUNITIES - CLASS A

201.                                                                     YEARS ENDED
                                                                         DECEMBER 31

202.SELECTED PER-SHARE DATA AND RATIOSB                      1997N       1996K

203.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 22.51     $ 23.48

204.INCOME FROM INVESTMENT OPERATIONS

205. NET INVESTMENT INCOME (LOSS)                             (.04)       .08

206. NET REALIZED AND UNREALIZED GAIN (LOSS)                  2.86        1.26

207. TOTAL FROM INVESTMENT OPERATIONS                         2.82        1.34

208.LESS DISTRIBUTIONS

209. FROM NET INVESTMENT INCOME                               --          (.37)

210. FROM NET REALIZED GAIN                                   (.87)       (1.94)

211. TOTAL DISTRIBUTIONS                                      (.87)       (2.31)

212.NET ASSET VALUE, END OF PERIOD                           $ 24.46     $ 22.51

213.TOTAL RETURNB,C                                           12.88%      5.80%

214.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 919       $ 638

215.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.49%A,G    .99%A,J

216.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.48%A,H    .97%A,H
REDUCTIONS

217.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.40)%A     1.00%A
ASSETS

218.PORTFOLIO TURNOVER                                        41%A        151%

219.AVERAGE COMMISSION RATEI                                 $ .0420     $ .0409


STRATEGIC OPPORTUNITIES - CLASS T



YEARS ENDED DECEMBER 31                YEARS ENDED SEPTEMBER 30

221.SELECTE
1997N    1996    1995      1994L       1994F      1993M     1992      1991      1990       1989      1988       1987
D PER-SHARE
DATA AND
RATIOS

222.NET
$ 22.69  $ 24.88 $ 18.70   $ 19.96     $ 22.52    $ 19.53   $ 21.38   $ 17.21   $ 19.55    $ 15.53   $ 19.06    $ 16.71
ASSET VALUE,
BEGINNING OF
PERIOD

223.INCOME
FROM
INVESTMENT
OPERATIONS

224. NET
(.02)E   .17E    .39       .10E        .39E       .33       .61       .66       .70        .50       .42        .46
INVESTMENT
INCOME
(LOSS)

225. NET
2.88     .18     6.73      (.75)       (.81)      4.44      .58       4.26      (2.49)     4.08      (1.80)     2.95
REALIZED AND
UNREALIZED
 GAIN (LOSS)

226. TOTAL
2.86     .35     7.12      (.65)       (.42)      4.77       1.19      4.92      (1.79)     4.58      (1.38)     3.41
FROM
INVESTMENT
OPERATIONS

227.LESS
DISTRIBUTIONS

228. FROM
- --       (.19)   (.39)     (.35)       (.43)      (.57)      (.62)     (.75)     (.55)      (.56)     (.24)      (.09)
NET
INVESTMENT
INCOME

229. FROM
(.87)    (2.35)  (.55)     (.26)       (1.71)     (1.21)     (2.42)    --        --         --        (1.91)     (.97)
NET REALIZED
GAIN

230. TOTAL
(.87)    (2.54)  (.94)     (.61)       (2.14)     (1.78)     (3.04)    (.75)     (.55)      (.56)     (2.15)     (1.06)
DISTRIBUTIONS

231.NET
$ 24.68  $ 22.69 $ 24.88   $ 18.70     $ 19.96    $ 22.52   $ 19.53   $ 21.38   $ 17.21    $ 19.55   $ 15.53    $ 19.06
ASSET VALUE,
END OF PERIOD

232.TOTAL
12.96%   1.53%   38.16%    (3.26)%     (2.24)%    26.33%    7.26%     29.51%    (9.49)%    30.45%    (4.98)%    21.43%
RETURNB,C

233.NET
$ 469    $ 561   $ 620     $ 376       $ 385      $ 270     $ 195     $ 200     $ 172      $ 198     $ 191      $ 283
ASSETS, END OF
PERIOD (IN
MILLIONS)

234.RATIO OF
1.26%A   1.28%   1.61%     1.73%A,G    1.85%      1.57%D    1.46%     1.56%     1.59%      1.51%     1.71%      1.67%G,J
EXPENSES TO
AVERAGE NET
ASSETS

235.RATIO OF
1.25%A,H 1.27%H  1.61%     1.73%A      1.84%H     1.57%     1.46%     1.56%     1.59%      1.51%     1.71%      1.67%
EXPENSES TO
AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

236.RATIO OF
(.17)%A  .70%    1.90%     2.03%A      1.89%      2.06%      3.22%     3.61%     3.70%      3.23%     3.10%      2.36%
NET
INVESTMENT
INCOME
(LOSS)
TO AVERAGE
NET ASSETS

237.PORTFOLI
41%A     151%    142%      228%A       159%       183%       211%      223%      114%       89%       160%       225%
O TURNOVER

238.AVERAG        $ .0420     $ .0409
E
COMMISSION
RATEI


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D INCLUDES REIMBURSEMENT OF $.03 PER SHARE FOR ADJUSTMENTS TO PRIOR
PERIOD'S FEES.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F EFFECTIVE OCTOBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
J LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
K FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
L THREE MONTHS ENDED DECEMBER 31, 1994
M AS OF OCTOBER 1, 1991, THE FUND DISCONTINUED THE USE OF EQUALIZATION
ACCOUNTING.
N SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
STRATEGIC OPPORTUNITIES - CLASS B

239.                                                           YEARS ENDED DECEMBER 31

240.SELECTED PER-SHARE DATA AND RATIOS             1997I       1996                      1995       1994J       1994E

241.NET ASSET VALUE, BEGINNING OF PERIOD           $ 22.36     $ 24.56                   $ 18.57    $ 19.98     $ 19.65

242.INCOME FROM INVESTMENT OPERATIONS

243. NET INVESTMENT INCOME (LOSS)                  (.08)D      .04D                      .38        .06D        .05D

244. NET REALIZED AND UNREALIZED GAIN (LOSS)        2.83        .18                       6.54       (.74)       .28

245. TOTAL FROM INVESTMENT OPERATIONS               2.75        .22                       6.92       (.68)       .33

246.LESS DISTRIBUTIONS

247. FROM NET INVESTMENT INCOME                     --          (.07)                     (.38)      (.47)       --

248. FROM NET REALIZED GAIN                         (.87)       (2.35)                    (.55)      (.26)       --

249. TOTAL DISTRIBUTIONS                            (.87)       (2.42)                    (.93)      (.73)       --

250.NET ASSET VALUE, END OF PERIOD                 $ 24.24     $ 22.36                   $ 24.56    $ 18.57     $ 19.98

251.TOTAL RETURNB,C                                 12.65%      1.00%                     37.35%     (3.41)%     1.68%

252.NET ASSETS, END OF PERIOD (000 OMITTED)        $ 97,397    $ 98,535                  $ 87,566   $ 17,090    $ 8,824

253.RATIO OF EXPENSES TO AVERAGE NET ASSETS         1.82%A      1.80%                     2.11%      2.58%A      2.63%A,F

254.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER
EXPENSE                                             1.81%A,G    1.79%G                    2.10%G     2.53%A,G    2.63%A
REDUCTIONS

255.RATIO OF NET INVESTMENT INCOME (LOSS) TO
AVERAGE NET                                         (.73)%A     .18%                      1.40%      1.22%A      1.11%A
ASSETS


256.PORTFOLIO TURNOVER                              41%A        151%                      142%       228%A       159%

257.AVERAGE COMMISSION RATEH                       $ .0420     $ .0409

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO SEPTEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
J THREE MONTHS ENDED DECEMBER 31, 1994
LARGE CAP - CLASS A

258.                                                                     YEARS ENDED
                                                                         NOVEMBER 30

259.SELECTED PER-SHARE DATA AND RATIOSD                      1997J       1996G

260.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.83     $ 10.21

261.INCOME FROM INVESTMENT OPERATIONS

262. NET INVESTMENT INCOME (LOSS)                             (.01)       .00

263. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .76         1.62

264. TOTAL FROM INVESTMENT OPERATIONS                         .75         1.62

265.LESS DISTRIBUTIONS

266. FROM NET REALIZED GAIN                                   (.08)       --

267.NET ASSET VALUE, END OF PERIOD                           $ 12.50     $ 11.83

268.TOTAL RETURNB,C                                           6.40%       15.87%

269.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 1,540     $ 503

270.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.75%A,F    1.75%A,F

271.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.73%A,E    1.75%A
REDUCTIONS

272.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.16)%A     .11%A
ASSETS

273.PORTFOLIO TURNOVER                                        101%A       59%A

274.AVERAGE COMMISSION RATEH                                 $ .0371     $ .0306



LARGE CAP - CLASS T
275.                                                         YEARS ENDED
                                                             NOVEMBER 30

276.SELECTED PER-SHARE DATA AND RATIOSD                      1997J       1996I

277.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.82     $ 10.00

278.INCOME FROM INVESTMENT OPERATIONS

279. NET INVESTMENT INCOME (LOSS)                             .00         (.01)

280. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .76         1.83

281. TOTAL FROM INVESTMENT OPERATIONS                         .76         1.82

282.LESS DISTRIBUTIONS

283. FROM NET REALIZED GAIN                                   (.06)       --

284.NET ASSET VALUE, END OF PERIOD                           $ 12.52     $ 11.82

285.TOTAL RETURNB,C                                           6.47%       18.20%

286.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 35,913    $ 26,133

287.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.65%A      2.00%A,F

288.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.62%A,E    2.00%A
REDUCTIONS

289.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.06)%A     (.14)%A
ASSETS

290.PORTFOLIO TURNOVER                                        101%A       59%A

291.AVERAGE COMMISSION RATEH                                 $ .0371     $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
H A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1996.
J SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
LARGE CAP - CLASS B

292.                                                                     YEARS ENDED
                                                                         NOVEMBER 30

293.SELECTED PER-SHARE DATA AND RATIOSD                      1997I       1996H

294.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.77     $ 10.00

295.INCOME FROM INVESTMENT OPERATIONS

296. NET INVESTMENT INCOME (LOSS)                             (.04)       (.05)

297. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .75         1.82

298. TOTAL FROM INVESTMENT OPERATIONS                         .71         1.77

299.LESS DISTRIBUTIONS

300. FROM NET REALIZED GAIN                                   (.05)       --

301.NET ASSET VALUE, END OF PERIOD                           $ 12.43     $ 11.77

302.TOTAL RETURNB,C                                           6.07%       17.70%

303.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 16,132    $ 9,721

304.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   2.22%A      2.50%A,E

305.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     2.19%A,F    2.50%A
REDUCTIONS

306.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.64)%A     (.64)%A
ASSETS

307.PORTFOLIO TURNOVER                                        101%A       59%A

308.AVERAGE COMMISSION RATEG                                 $ .0371     $ .0306


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1996.
I SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
GROWTH & INCOME - CLASS A
309.

310.SELECTED PER-SHARE DATA AND RATIOSD   1997G

311.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

312.INCOME FROM INVESTMENT OPERATIONS

313. NET INVESTMENT INCOME                                   .03

314. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .89

315. TOTAL FROM INVESTMENT OPERATIONS                        .92

316.LESS DISTRIBUTIONS

317. FROM NET INVESTMENT INCOME                              (.01)

318.NET ASSET VALUE, END OF PERIOD                          $ 10.91

319.TOTAL RETURNB,C                                          9.21%

320.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,953

321.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.50%A,E

322.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .76%A

323.PORTFOLIO TURNOVER                                       93%A

324.AVERAGE COMMISSION RATEF                                $ .0275

GROWTH & INCOME - CLASS T
325.

326.SELECTED PER-SHARE DATA AND RATIOSD                     1997H

327.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

328.INCOME FROM INVESTMENT OPERATIONS

329. NET INVESTMENT INCOME                                   .02

330. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .87

331. TOTAL FROM INVESTMENT OPERATIONS                        .89

332.LESS DISTRIBUTIONS

333. FROM NET INVESTMENT INCOME                              (.01)

334.NET ASSET VALUE, END OF PERIOD                          $ 10.88

335.TOTAL RETURNB,C                                          8.91%

336.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 43,225

337.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.75%A,E

338.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     .45%A

339.PORTFOLIO TURNOVER                                       93%A

340.AVERAGE COMMISSION RATEF                                $ .0275

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO MAY 31, 1997 (UNAUDITED).
H FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO MAY 31, 1997 (UNAUDITED).
GROWTH & INCOME - CLASS B
341.

342.SELECTED PER-SHARE DATA AND RATIOSD   1997G

343.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

344.INCOME FROM INVESTMENT OPERATIONS

345. NET INVESTMENT INCOME (LOSS)                            .00

346. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .88

347. TOTAL FROM INVESTMENT OPERATIONS                        .88

348.LESS DISTRIBUTIONS

349. FROM NET INVESTMENT INCOME                              (.01)

350.NET ASSET VALUE, END OF PERIOD                          $ 10.87

351.TOTAL RETURNB,C                                          8.81%

352.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 10,376

353.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  2.25%A,E

354.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET     (.05)%A
ASSETS

355.PORTFOLIO TURNOVER                                       93%A

356.AVERAGE COMMISSION RATEF                                $ .0275

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO MAY 31, 1997 (UNAUDITED).
EQUITY INCOME - CLASS A

357.                                                                     YEAR ENDED
                                                                         NOVEMBER 30

358.SELECTED PER-SHARE DATA AND RATIOSE                      1997L       1996J

359.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 22.78     $ 20.38

360.INCOME FROM INVESTMENT OPERATIONS

361. NET INVESTMENT INCOME                                    .13         .06

362. NET REALIZED AND UNREALIZED GAIN (LOSS)                  1.85        2.44

363. TOTAL FROM INVESTMENT OPERATIONS                         1.98        2.50

364.LESS DISTRIBUTIONS

365. FROM NET INVESTMENT INCOME                               (.20)       (.10)

366. FROM NET REALIZED GAIN                                   (.59)       --

367. TOTAL DISTRIBUTIONS                                      (.79)       (.10)

368.NET ASSET VALUE, END OF PERIOD                           $ 23.97     $ 22.78

369.TOTAL RETURNB,C                                           9.02%       12.31%

370.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 11,312    $ 3,306

371.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.44%A,F    1.46%A,D,F

372.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.43%A,G    1.44%A,G
REDUCTIONS

373.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      1.17%A      1.27%A

374.PORTFOLIO TURNOVER                                        50%A        78%

375.AVERAGE COMMISSION RATEH                                 $ .0423     $ .0424


EQUITY INCOME - CLASS T



376.                                                  YEARS ENDED NOVEMBER 30

377.SELECTED PER-SHARE DATA AND RATIOS 1997L         1996                      1995        1994I       1993       1992K

378.NET ASSET VALUE, BEGINNING OF
PERIOD                                 $ 22.83       $ 19.95                   $ 15.96     $ 14.86     $ 12.86    $ 12.37

379.INCOME FROM INVESTMENT OPERATIONS

380. NET INVESTMENT INCOME             .15E          .30E                      .31         .28E        .33        .13

381. NET REALIZED AND UNREALIZED
GAIN (LOSS)                             1.86          3.35                      4.26        1.03        1.97       .47

382. TOTAL FROM INVESTMENT OPERATIONS   2.01          3.65                      4.57        1.31        2.30       .60

383.LESS DISTRIBUTIONS

384. FROM NET INVESTMENT INCOME         (.14)         (.31)                     (.30)       (.21)       (.30)      (.11)

385. FROM NET REALIZED GAIN             (.59)         (.46)                     (.28)       --          --         --

386. TOTAL DISTRIBUTIONS                (.73)         (.77)                     (.58)       (.21)       (.30)      (.11)

387.NET ASSET VALUE, END OF PERIOD     $ 24.11       $ 22.83                   $ 19.95     $ 15.96     $ 14.86    $ 12.86

388.TOTAL RETURNB,C                     9.11%         18.89%                    29.46%      8.84%       18.03%     4.88%

389.NET ASSETS, END OF PERIOD (000
OMITTED)                               $ 1,899,588   $ 1,672,994               $ 880,054   $ 179,501   $ 42,326   $ 1,462

390.RATIO OF EXPENSES TO AVERAGE NET
ASSETS                                  1.25%A        1.27%                     1.48%       1.67%       1.77%      1.55%A

391.RATIO OF EXPENSES TO AVERAGE NET
ASSETS AFTER EXPENSE                    1.24%A,G      1.26%G                    1.47%G      1.64%G      1.77%      1.55%A
REDUCTIONS

392.RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                      1.31%A        1.45%                     1.78%       1.69%       2.02%      3.39%A

393.PORTFOLIO TURNOVER                  50%A          78%                       80%         140%        120%       51%

394.AVERAGE COMMISSION RATEH           $ .0423       $ .0424


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
J FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
K FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
L SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
EQUITY INCOME - CLASS B


395.                                                        YEARS ENDED NOVEMBER 30

396.SELECTED PER-SHARE DATA AND RATIOS                       1997H       1996        1995        1994E

397.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 22.73     $ 19.90     $ 15.94     $ 15.21

398.INCOME FROM INVESTMENT OPERATIONS

399. NET INVESTMENT INCOME                                    .09D        .19D        .26         .08D

400. NET REALIZED AND UNREALIZED GAIN (LOSS)                  1.87        3.33        4.23        .72

401. TOTAL FROM INVESTMENT OPERATIONS                         1.96        3.52        4.49        .80

402.LESS DISTRIBUTIONS

403. FROM NET INVESTMENT INCOME                               (.08)       (.23)       (.25)       (.07)

404. FROM NET REALIZED GAIN                                   (.59)       (.46)       (.28)       --

405.TOTAL DISTRIBUTIONS                                       (.67)       (.69)       (.53)       (.07)

406.NET ASSET VALUE, END OF PERIOD                           $ 24.02     $ 22.73     $ 19.90     $ 15.94

407.TOTAL RETURNB,C                                           8.91%       18.22%      28.95%      5.25%

408.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 573,916   $ 500,447   $ 270,101   $ 35,373

409.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.78%A      1.81%       1.85%       2.24%A

410.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.77%A,F    1.79%F      1.84%F      2.18%A,F
REDUCTIONS

411.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      .79%A       .92%        1.41%       1.15%A

412.PORTFOLIO TURNOVER                                        50%A        78%         80%         140%

413.AVERAGE COMMISSION RATEG                                 $ .0423     $ .0424


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
BALANCED - CLASS A

414.                                                                     YEAR ENDED
                                                                         OCTOBER 31

415.SELECTED PER-SHARE DATA AND RATIOSH                      1997L       1996D

416.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 16.04     $ 15.22

417.INCOME FROM INVESTMENT OPERATIONS

418. NET INVESTMENT INCOME                                    .23         .08

419. NET REALIZED AND UNREALIZED GAIN (LOSS)                  1.24        .88

420. TOTAL FROM INVESTMENT OPERATIONS                         1.47        .96

421.LESS DISTRIBUTIONS

422. FROM NET INVESTMENT INCOME                               (.26)       (.14)

423. FROM NET REALIZED GAIN                                   (.11)       --

424. TOTAL DISTRIBUTIONS                                      (.37)       (.14)

425.NET ASSET VALUE, END OF PERIOD                           $ 17.14     $ 16.04

426.TOTAL RETURNB,C                                           9.26%       6.34%

427.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 3,914     $ 1,181

428.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.44%A,E    1.50%A,E

429.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.44%A      1.49%A,F
REDUCTIONS

430.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      2.79%A      3.07%A

431.PORTFOLIO TURNOVER                                        75%A        223%

432.AVERAGE COMMISSION RATEG                                 $ .0452     $ .0106


BALANCED - CLASS T

433.     YEARS ENDED OCTOBER 31

434.SELEC
TE       1997L                    1996   1995   1994I   1993   1992   1991   1990   1989   1988   1987J
D PER-SHARE
DATA AND
RATIOS

435.NET  $ 16.07     $ 15.30   $ 14.67   $ 15.91    $ 14.41   $ 14.13   $ 10.41   $ 12.77    $ 11.07   $ 9.44    $ 10.00
ASSET VALUE,
BEGINNING OF
PERIOD

436.INCOME
FROM
INVESTMENT
OPERATIONS

437. NET .25H        .51H      .59       .38        .48       .50       .51       .56        1.01K     .62       .27
INVESTMENT
INCOME

438. NET 1.24        .88       .54       (.79)      2.18      .85       3.74      (1.34)     1.27      1.56      (.63)
REALIZED AND
UNREALIZED
GAIN (LOSS)

439. TO
TAL      1.49        1.39      1.13      (.41)      2.66      1.35      4.25      (.78)      2.28      2.18      (.36)
FROM
INVESTMENT
OPERATIONS

440.LESS
DISTRIBUTIONS

441. FROM (.29)       (.59)     (.50)     (.28)      (.56)     (.46)     (.53)     (1.06)     (.58)     (.55)     (.20)
NET
INVESTMENT
INCOME

442. IN   --          --        --        (.02)      --        --        --        --         --        --        --
EXCESS OF NET
INVESTMENT
INCOME

443. FROM (.11)       (.03)     --        (.49)      (.60)     (.61)     --        (.52)      --        --        --
NET REALIZED
GAIN

444.RETURN --         --        --        (.04)      --        --        --        --         --        --        --
OF CAPITAL

445. TOTAL (.40)      (.62)     (.50)     (.83)      (1.16)    (1.07)    (.53)     (1.58)     (.58)     .55       (.20)
DISTRIBUTIONS

446.NET  $ 17.16     $ 16.07   $ 15.30   $ 14.67    $ 15.91   $ 14.41   $ 14.13   $ 10.41    $ 12.77   $ 11.07   $ 9.44
ASSET VALUE,
END OF PERIOD

447.TOTAL 9.37%       9.30%     7.85%     (2.69)%    19.66%    10.27%    41.73%    (7.15)%    21.15%    23.66%    (3.90)%
RETURNB,C

448.NET  $ 2,802     $ 2,993   $ 3,441   $ 3,129    $ 1,654   $ 398     $ 136     $ 61       $ 46      $ 36      $ 34
ASSETS, END
OF PERIOD (IN
MILLIONS)

449.RATIO
OF        1.21%A      1.26%     1.47%     1.59%      1.52%     1.60%     1.71%     1.85%      1.91%     2.06%     2.06%A
EXPENSES TO
AVERAGE NET
ASSETS

450.RATIO
OF        1.20%A,F    1.25%F    1.46%F    1.58%F     1.51%F    1.60%     1.71%     1.85%      1.91%     2.06%     2.06%A
EXPENSES TO
AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

451.RATIO
OF        3.03%A      3.32%     3.99%     3.79%      3.24%     3.97%     4.19%     5.29%      8.80%     5.83%     3.95%A
NET
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

452.PORT
FOLI      75%A        223%      297%      202%       200%      389%      220%      297%       151%      204%      206%A
O TURNOVER

453.AVERAG $ .0452   $ .0106
E
COMMISSION
RATEG


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
I EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
J FOR THE PERIOD JANUARY 6, 1987 (COMMENCEMENT OF OPERATIONS) TO
OCTOBER 31, 1987.
K NET INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.26 PER SHARE.
L SIX MONTHS ENDED APRIL 30, 1997
BALANCED - CLASS B
454.

455.SELECTED PER-SHARE DATA AND RATIOSG                     1997C

456.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 16.36

457.INCOME FROM INVESTMENT OPERATIONS

458. NET INVESTMENT INCOME                                   .10

459. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .78

460. TOTAL FROM INVESTMENT OPERATIONS                        .88

461.LESS DISTRIBUTIONS

462. FROM NET INVESTMENT INCOME                              (.12)

463.NET ASSET VALUE, END OF PERIOD                          $ 17.12

464.TOTAL RETURNB,D                                          5.38%

465.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 3,793

466.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  2.19%A,E

467.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     1.97%A

468.PORTFOLIO TURNOVER                                       75%A

469.AVERAGE COMMISSION RATEF                                $ .0452

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO APRIL 30, 1997.
D TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
HIGH YIELD - CLASS A

470.                                                        YEAR ENDED
                                                            OCTOBER 31

471.SELECTED PER-SHARE DATA AND RATIOSD                     1997K       1996E

472.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 12.300    $ 12.010

473.INCOME FROM INVESTMENT OPERATIONS

474. NET INVESTMENT INCOME                                   .516        .163

475. NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.117)      .267

476. TOTAL FROM INVESTMENT OPERATIONS                        .399        .430

477.LESS DISTRIBUTIONS

478. FROM NET INVESTMENT INCOME                              (.639)      (.140)

479. FROM NET REALIZED GAIN                                  (.060)      --

480. TOTAL DISTRIBUTIONS                                     (.699)      (.140)

481.NET ASSET VALUE, END OF PERIOD                          $ 12.000    $ 12.300

482.TOTAL RETURNB,C                                          3.28%       3.58%

483.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 16,787    $ 3,860

484.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.25%A,F    1.25%A,F

485.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     8.62%A      9.06%A

486.PORTFOLIO TURNOVER                                       94%A        121%

487.AVERAGE COMMISSION RATEG                                $ .0369     $ .0388


HIGH YIELD - CLASS T



YEARS ENDED OCTOBER 31

489.SELECTE
1997K       1996        1995        1994H     1993      1992        1991       1990       1989       1988       1987J
D PER-SHARE
DATA AND
RATIOS

490.NET
$ 12.310    $ 11.910    $ 11.220    $ 12.010  $ 11.070  $ 10.120    $ 8.150    $ 8.970    $ 9.860    $ 9.090    $ 10.000
ASSET VALUE,
BEGINNING OF
PERIOD

491.INCOME
FROM
INVESTMENT
OPERATIONS

492. NET
 .535D       1.105D      .930D       .848      .980        1.146       1.115      1.144      1.237      1.165      .878
INVESTMENT
INCOME

493. NET
(.132)      .364        .680        (.537)    1.153       .975        1.948      (.820)     (.890)     .770       (.910)
REALIZED AND
UNREALIZED
GAIN (LOSS)

494. TOTAL
 .403        1.469       1.610       .311      2.133       2.121       3.063      .324       .347       1.935      (.032)
FROM
INVESTMENT
OPERATIONS

495.LESS
DISTRIBUTIONS

496. FROM
(.643)      (1.069)     (.920)      (.851)    (.963)      (1.171)     (1.093)    (1.144)    (1.237)    (1.165)    (.878)
NET
INVESTMENT
INCOME

497. FROM
(.060)      --          --          (.250)    (.230)      --          --         --         --         --         --
NET REALIZED
GAIN

498. TOTAL
(.703)     (1.069)     (.920)      (1.101)   (1.193)     (1.171)     (1.093)    (1.144)    (1.237)    (1.165)    (.878)
DISTRIBUTIONS

499.NET
$ 12.010   $ 12.310    $ 11.910    $ 11.220  $ 12.010    $ 11.070    $ 10.120   $ 8.150    $ 8.970    $ 9.860    $ 9.090
ASSET VALUE,
END OF PERIOD

500.TOTAL
3.31%      12.92%      15.05%      2.64%     20.47%      21.96%      39.67%     3.58%      3.34%      22.14%     (.81)%
RETURNB,C

501.NET
$ 1,881,451 $ 1,709,294 $ 1,200,495 $ 679,623 $ 485,559 $ 136,316   $ 38,681   $ 15,134   $ 13,315   $ 11,900   $ 9,077
ASSETS, END
OF PERIOD
(000
OMITTED)

502.RATIO OF
1.10%A        1.12%      1.15%       1.20%     1.11%     1.10%F      1.10%F     1.10%F     1.10%F     1.10%F     1.24%A,
EXPENSES TO
F
AVERAGE NET
ASSETS

503.RATIO OF
1.09%A,I     1.11%I      1.15%       1.20%     1.11%     1.10%       1.10%      1.10%      1.10%      1.10%      1.24%A
EXPENSES TO
AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

504.RATIO OF
8.81%A       9.20%       8.32%       6.92%     8.09%     9.95%       12.20%     12.72%     12.98%     11.86%     10.74%A
NET
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

505.PORTFOLI
94%A          121%        112%        118%      79%       100%        103%       90%        131%       135%       166%A
O TURNOVER

506.AVERAG       $ .0369                  $ .0388
E
COMMISSION
RATEG


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
J FOR THE PERIOD JANUARY 5, 1987 (COMMENCEMENT OF OPERATIONS) TO
OCTOBER 31, 1987.
K SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
HIGH YIELD - CLASS B

507.                                                         YEARS ENDED OCTOBER 31

508.SELECTED PER-SHARE DATA AND RATIOS                       1997H                    1996        1995        1994E

509.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 12.280                 $ 11.890    $ 11.210    $ 11.300

510.INCOME FROM INVESTMENT OPERATIONS

511. NET INVESTMENT INCOME                                    .492D                    1.017D      .794D       .223

512. NET REALIZED AND UNREALIZED GAIN (LOSS)                  (.129)                   .361        .721        (.118)

513. TOTAL FROM INVESTMENT OPERATIONS                         .363                     1.378       1.515       .105

514.LESS DISTRIBUTIONS

515. FROM NET INVESTMENT INCOME                               (.603)                   (.988)      (.835)      (.195)

516. FROM NET REALIZED GAIN                                   (.060)                   --          --          --

517. TOTAL DISTRIBUTIONS                                      (.663)                   (.988)      (.835)      (.195)

518.NET ASSET VALUE, END OF PERIOD                           $ 11.980                 $ 12.280    $ 11.890    $ 11.210

519.TOTAL RETURNB,C                                           2.99%                    12.10%      14.12%      0.94%

520.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 426,322                $ 344,328   $ 155,730   $ 16,959

521.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.76%A                   1.79%       2.01%       2.20%A

522.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.75%A,F                 1.79%       2.01%       2.20%A
REDUCTIONS

523.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      8.14%A                   8.52%       7.46%       5.92%A

524.PORTFOLIO TURNOVER                                        94%A                     121%        112%        118%

525.AVERAGE COMMISSION RATEG                                 $ .0369                  $ .0388


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
STRATEGIC INCOME - CLASS A

526.                                                                     527.YEAR
                                                                         ENDED
                                                                         DECEMBER 31

528.SELECTED PER-SHARE DATA AND RATIOSD                      1997I       1996E

529.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.250    $ 11.010

530.INCOME FROM INVESTMENT OPERATIONS

531. NET INVESTMENT INCOME                                    .413        .267

532. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .079        .493

533. TOTAL FROM INVESTMENT OPERATIONS                         .492        .760

534.LESS DISTRIBUTIONS

535. FROM NET INVESTMENT INCOME                               (.372)      (.280)

536. FROM NET REALIZED GAIN                                   (.060)      (.240)

537. TOTAL DISTRIBUTIONS                                      (.432)      (.520)

538.NET ASSET VALUE, END OF PERIOD                           $ 11.310    $ 11.250

539.TOTAL RETURNB,C                                           4.49%       6.95%

540.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 1,652     $ 587

541.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.25%A,F    1.25%A,
                                                                         F

542.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.24%A,     1.25%A
REDUCTIONS                                                   G

543.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      7.52%A      7.32%A

544.PORTFOLIO TURNOVER                                        139%A       119%


STRATEGIC INCOME -  CLASS T

545.                                                                    YEARS ENDED DECEMBER 31

546.SELECTED PER-SHARE DATA AND RATIOS                      1997I       1996                      1995       1994H

547.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 11.250    $ 11.000                  $ 9.920    $ 10.000

548.INCOME FROM INVESTMENT OPERATIONS

549. NET INVESTMENT INCOME                                   .411D       .813D                     .885       .064D

550. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .086        .542                      1.231      (.046)

551. TOTAL FROM INVESTMENT OPERATIONS                        .497        1.355                     2.116      .018

552.LESS DISTRIBUTIONS

553. FROM NET INVESTMENT INCOME                              (.377)      (.805)                    (.806)     (.098)

554. FROM NET REALIZED GAIN                                  (.060)      (.300)                    (.230)     --

555. TOTAL DISTRIBUTIONS                                     (.437)      (1.105)                   (1.036)    (.098)

556.NET ASSET VALUE, END OF PERIOD                          $ 11.310    $ 11.250                  $ 11.000   $ 9.920

557.TOTAL RETURNB,C                                          4.53%       12.89%                    22.02%     .17%

558.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 112,285   $ 99,327                  $ 52,626   $ 10,687

559.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.18%A      1.23%                     1.35%F     1.35%A,F

560.RATIO OF EXPENSES TO AVERAGE NET ASSETS  AFTER           1.17%A,G    1.22%G                    1.35%      1.35%A
EXPENSE REDUCTIONS

561.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     7.44%A      7.34%                     7.28%      5.80%A

562.PORTFOLIO TURNOVER                                       139%A       119%                      193%       104%A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO DECEMBER 31, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEM   ENT OF OPERATIONS)
T    O DECEMBER 31, 1994.
I SIX MONTHS ENDED JUNE 30, 19   97 (UNAUDITED)
STRATEGIC INCOME - CLASS B

563.                                                                    YEARS ENDED DECEMBER 31

564.SELECTED PER-SHARE DATA AND RATIOS                       1997H      1996                      1995       1994E

565.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.260   $ 11.010                  $ 9.910    $ 10.000

566.INCOME FROM INVESTMENT OPERATIONS

567. NET INVESTMENT INCOME                                    .376D      .743D                     .820       .072D

568. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .094       .538                      1.237      (.078)

569. TOTAL FROM INVESTMENT OPERATIONS                         .470       1.281                     2.057      (.006)

570.LESS DISTRIBUTIONS

571. FROM NET INVESTMENT INCOME                               (.340)     (.731)                    (.727)     (.084)

572. FROM NET REALIZED GAIN                                   (.060)     (.300)                    (.230)     --

573. TOTAL DISTRIBUTIONS                                      (.400)     (1.031)                   (.957)     (.084)

574.NET ASSET VALUE, END OF PERIOD                           $ 11.330   $ 11.260                  $ 11.010   $ 9.910

575.TOTAL RETURNB,C                                           4.28%      12.14%                    21.35%     (.06)%

576.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 45,712   $ 37,403                  $ 26,654   $ 9,379

577.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.84%A     1.88%                     2.10%      2.10%A,F
                                                                                                  F

578.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.83%A,    1.87%G                    2.10%      2.10%A
REDUCTIONS                                                   G

579.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      6.79%A     6.69%                     6.53%      5.06%A

580.PORTFOLIO TURNOVER                                        139%A      119%                      193%       104%A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD OCTOBER 31, 1994 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
MORTGAGE SECURITIES - CLASS A
581.                                                        YEAR ENDED
                                                            JULY 31

582.SELECTED PER-SHARE DATA AND RATIOSF                     1997E

583.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.830

584.INCOME FROM INVESTMENT OPERATIONS

585. NET INVESTMENT INCOME                                   .268

586. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .224

587. TOTAL FROM INVESTMENT OPERATIONS                        .492

588.LESS DISTRIBUTIONS

589. FROM NET INVESTMENT INCOME                              (.272)

590.NET ASSET VALUE, END OF PERIOD                          $ 11.050

591.TOT   AL RET    URNB,C                                   4.61%

592.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,586

593.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .90%A,D

594.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.09%A

595.PORTFOLIO TURNOVER                                       149%

MORTGAGE SECURITIES - CLASS T
596.                                                        YEAR ENDED
                                                            JULY 31

597.SELECTED PER-SHARE DATA AND RATIOSF                     1997G

598.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.830

599.INCOME FROM INVESTMENT OPERATIONS

600. NET INVESTMENT INCOME                                   .255

601. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .233

602. TOTAL FROM INVESTMENT OPERATIONS                        .488

603.LESS DISTRIBUTIONS

604. FROM NET INVESTMENT INCOME                              (.268)

605.NET ASSET VALUE, END OF PERIOD                          $ 11.050

606.TOTAL RETURNB,C                                          4.57%

607.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 12,193

608.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.00%A,D

609.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     5.99%A

610.PORTFOLIO TURNOVER                                       149%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO JULY 31, 1997.
MORTGAGE SECURITIES - CLASS B
611.                                                        YEAR ENDED
                                                            JULY 31

612.SELECTED PER-SHARE DATA AND RATIOSF                     1997D

613.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.830

614.INCOME FROM INVESTMENT OPERATIONS

615. NET INVESTMENT INCOME                                   .234

616. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .214

617. TOTAL FROM INVESTMENT OPERATIONS                        .448

618.LESS DISTRIBUTIONS

619. FROM NET INVESTMENT INCOME                              (.238)

620.NET ASSET VALUE, END OF PERIOD                          $ 11.040

621.TOTAL RETURNB,C                                          4.   20    %

622.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 823

623.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.65%A,E

624.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     5.34%A

625.PORTFOLIO TURNOVER                                       149%

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO JULY 31, 1997.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
GOVERNMENT INVESTMENT - CLASS A

626.                                                                                 YEAR ENDED
                                                                                     OCTOBER 31

627.SELECTED PER-SHARE DATA AND RATIOS   D                  1   997E                 1996   F

628.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.490                  $ 9.250

629.INCOME FROM INVESTMENT OPERATIONS

630. NET INVESTMENT INCOME                                   .272                     .090

631. NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.162)                   .241

632. TOTAL FROM INVESTMENT OPERATIONS                        .110                     .331

633.LESS DISTRIBUTIONS

634. FROM NET INVESTMENT INCOME                              (.280)                   (.091)

635.NET ASSET VALUE, END OF PERIOD                          $ 9.320                  $ 9.490

636.TOTAL RETURN   B    ,   C                                1.17%                    3.58%

637.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 623                    $ 223

638.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .90%   A    ,   G        .90   %A,G

639.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     5.94%   A                6.28%   A

640.PORTFOLIO TURNOVER                                       160%   A                 153%


GOVERNMENT INVESTMENT - CLASS T



641.                             YEARS ENDED OCTOBER 31

642.SELECTE
199   7E       1996         1995      1994   H     1993     1992     1991     1990     1989     1988     1987   J
D PER-SHARE
DATA AND
RATIOS

643.NET
$ 9.490        $ 9.670      $ 8.960   $ 10.140     $ 9.730  $ 9.590  $ 9.150  $ 9.310  $ 9.260  $ 9.200  $ 10.000
ASSET VALUE,
BEGINNING OF
PERIOD

644.INCOME
FROM
INVESTMENT
OPERATIONS

645. NET
 .276   D       .586   D     .594      .515         .567     .666     .700     .735     .773     .769     .614
INVESTMENT
INCOME

646. NET
(.181)         (.180)       .701      (1.031)      .601     .125     .419     (.160)   .050     .060     (.800)
REALIZED AND
UNREALIZED
GAIN (LOSS)

647. TOTAL
 .095           .406         1.295     (.516)       1.168    .791     1.119    .575     .823     .829     (.186)
FROM
INVESTMENT
OPERATIONS

648.LESS
DISTRIBUTIONS

649. FROM
(.275)         (.586)       (.585)    (.504)       (.558)   (.651)   (.679)   (.735)   (.773)   (.769)   (.614)
NET
INVESTMENT
INCOME

650. FROM
- --             --           --        (.130)       (.200)   --       --       --       --       --       --
NET REALIZED
GAIN

651. IN
- --             --           --        (.030)       --       --       --       --       --       --       --
EXCESS OF NET
REALIZED GAIN

652. TOTAL
(.275)         (.586)       (.585)    (.664)       (.758)   (.651)   (.679)   (.735)   (.773)   (.769)   (.614)
DISTRIBUTIONS

653.NET
$ 9.310        $ 9.490      $ 9.670   $ 8.960      $ 10.140 $ 9.730  $ 9.590  $ 9.150  $ 9.310  $ 9.260  $ 9.200
ASSET VALUE,
END OF PERIOD

654.TOTAL
1.01%          4.38%        14.91%    (5.27)%      12.53%   8.49%    12.65%   6.48%    9.37%    9.34%    (1.84)%
RETURN   B    ,   C

655.NET
$ 169,077      $ 217,883    $ 208,620 $ 114,453    $ 69,876 $ 23,281 $ 13,058 $ 9,822  $ 8,203  $ 6,590  $ 4,584
ASSETS, END
OF PERIOD
(000
OMITTED)

656.RATIO OF
1.00%   A    , 1.00%        .89%      .74%         .68%     1.10%    1.10%    1.10%    1.10%    1.10%    1.29%   A,G
EXPENSES TO
   G                           G        G             G        G        G        G        G        G
AVERAGE NET
ASSETS

657.RATIO OF
1.00%   A      .99%   I     .89%      .74%         .68%     1.10%    1.10%    1.10%    1.10%    1.10%    1.29%   A
EXPENSES TO
AVERAGE NET
ASSETS
AFTER
EXPENSE
REDUCTIONS

658.RATIO OF
5.90%   A      6.19%        6.34%     6.18%        6.11%    6.98%    7.47%    8.04%    8.45%    8.30%    8.12%   A
NET
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

659.PORTFOLI
160%   A       153%         261%      313%         333%     315%     54%      31%      42%      44%      32%   A
O TURNOVER


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E SIX MONTHS ENDED APRIL 30   ,     1997 (UNAUDITED)
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
J FOR THE PE   RIOD JANUARY 7, 1    987 (COMMENCEMENT OF OPERATIONS)
TO OCTOBER 31, 1987.
GOVERNMENT INVESTMENT - CLASS B



660.                                                    YEARS ENDED OCTOBER 31

661.SELECTED PER-SHARE DATA
AND RATIOS                    1997   G                  1996                     1995             1994   E

662.NET ASSET VALUE,
BEGINNING OF PERIOD           $ 9.490                   $ 9.670                  $ 8.950          $ 9.100

663.INCOME FROM INVESTMENT
OPERATIONS

664. NET INVESTMENT
INCOME                        .245   D                  .520   D                 .542             .144

665. NET REALIZED AND
UNREALIZED GAIN (LOSS)         (.179)                    (.177)                   .693             (.137)

666. TOTAL FROM INVESTMENT
OPERATIONS                     .066                      .343                     1.235            .007

667.LESS DISTRIBUTIONS

668. FROM NET INVESTMENT
INCOME                         (.246)                    (.523)                   (.515)           (.157)

669.NET ASSET VALUE, END OF
PERIOD                        $ 9.310                   $ 9.490                  $ 9.670          $ 8.950

670.TOTAL RETURN   B    ,
   C                           0.70%                     3.69%                    14.19%           0.10%

671.NET ASSETS, END OF PERIOD
(000 OMITTED)                 $ 16,990                  $ 17,355                 $ 11,766         $ 2,062

672.RATIO OF EXPENSES TO
AVERAGE NET ASSETS            1.65%   A    ,   F        1.67%   F                1.65%   F        1.70%   A    ,   F

673.RATIO OF NET INVESTMENT
INCOME TO AVERAGE NET ASSETS  5.26%   A                 5.51%                    5.58%            5.22%   A

674.PORTFOLIO TURNOVER        160%   A                  153%                     261%             313%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
INTERMEDIATE BOND - CLASS A

675.                                                                                 YEAR ENDED
                                                                                     NOVEMBER 30

676.SELECTED PER-SHARE DATA AND RAT   IOSI                  1997   D                 1996   H

677.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.590                 $ 10.350

678.INCOME FROM INVESTMENT OPERATIONS

679. NET INVESTMENT INCOME                                   .318                     .159

680. NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.208)                   .235

681. TOTAL FROM INVESTMENT OPERATIONS                        .110                     .394

682.LESS DISTRIBUTIONS

683. FROM NET INVESTMENT INCOME                              (.320)                   (.154)

684.NET ASSET VALUE, END OF PERIOD                          $ 10.380                 $ 10.590

685.TOTAL RETURN   B    ,   C                                1.07%                    3.83%

686.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,826                  $ 687

687.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .90%   A    ,   G        .90%   A    ,   G

688.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.29%   A                6.45%   A

689.PORTFOLIO TURNOVER                                       121%   A                 200%


INTERMEDIATE BOND - CLASS T



690.                          YEARS ENDED NOVEMBER 30

691.SELECTED PER-SHARE
DATA AND RATIOS   1997   D           1996                      1995            1994   F         1993       1992   E

692.NET ASSET VALUE,
BEGINNING OF
PERIOD            $ 10.610           $ 10.760                  $ 10.260        $ 11.140         $ 10.640   $ 10.960

693.INCOME FROM
INVESTMENT
OPERATIONS

694. NET INVESTMENT
INCOME             .320   I           .671   I                  .649            .609             .785       .170

695. NET REALIZED
AND UNREALIZED
GAIN (LOSS)        (.221)             (.147)                    .491            (.876)           .511       (.320)

696. TOTAL FROM
INVESTMENT
OPERATIONS         .099               .524                      1.140           (.267)           1.296      (.150)

697.LESS DISTRIBUTIONS

698. FROM NET
INVESTMENT INCOME  (.319)             (.674)                    (.640)          (.555)           (.796)     (.170)

699. FROM RETURN OF
CAPITAL            --                 --                        --              (.058)           --         --

700. TOTAL
DISTRIBUTIONS      (.319)             (.674)                    (.640)          (.613)           (.796)     (.170)

701.NET ASSET VALUE,
END OF PERIOD     $ 10.390           $ 10.610                  $ 10.760        $ 10.260         $ 11.140   $ 10.640

702.TOTAL
RETURN   B,C      .96%               5.10%                     11.43%          (2.44)%          12.50%     (1.37)%

703.NET ASSETS, END OF
PERIOD (000 OMITTED) $ 257,   656     $ 262,103               $ 228,439       $ 141,866        $ 59,184   $ 2,583

704.RATIO OF EXPENSES TO
AVERAGE NET ASSETS .96%   A           .97%                      .94%   G        1.02%   G        1.23%      .82%   A

705.RATIO OF EXPENSES TO
AVERAGE NET ASSETS
AFTER              .96%   A           .96%   I                  .94%            1.02%            1.23%      .82%   A
EXPENSE REDUCTIONS

706.RATIO OF NET
INVESTMENT INCOME
TO AVERAGE NET
ASSETS             6.18%   A          6.38%                     6.20%           6.04%            6.81%      7.67%   A

707.PORTFOLIO
TURNOVER           121%   A           200%                      189%            68%              59%        7%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D    SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
E FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1992.
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
I NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
J FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. INTERMEDIATE BOND - CLASS B



708.                                                         YEARS ENDED NOVEMBER 30

709.SELECTED PER-SHARE DATA
AND RATIOS                         1997   G                  1996                      1995       1994   E

710.NET ASSET VALUE, BEGINNING
OF PERIOD                          $ 10.590                  $ 10.750                  $ 10.250   $ 10.430

711.INCOME FROM INVESTMENT OPERATIONS

712. NET INVESTMENT INCOME         .283   D                  .597   D                  .579       .204

713. NET REALIZED AND UNREALIZED
GAIN (LOSS)                         (.211)                    (.153)                    .483       (.178)

714. TOTAL FROM INVESTMENT
OPERATIONS                          .072                      .444                      1.062      .026

715.LESS DISTRIBUTIONS

716. FROM NET INVESTMENT INCOME     (.282)                    (.604)                    (.562)     (.187)

717. FROM RETURN OF CAPITAL         --                        --                        --         (.019)

718. TOTAL DISTRIBUTIONS            (.282)                    (.604)                    (.562)     (.206)

719.NET ASSET VALUE, END OF PERIOD  $ 10.380                 $ 10.590                  $ 10.750   $ 10.250

720.TOTAL RETURN   B    ,   C       .70%                      4.32%                     10.62%     .24%

721.NET ASSETS, END OF PERIOD (000
OMITTED)                           $ 19,446                  $ 18,972                  $ 15,830   $ 3,156

722.RATIO OF EXPENSES TO AVERAGE
NET ASSETS                         1.65%   A    ,   F        1.66%                     1.70%      1.65%   A    ,   F
                                                                F                         F

723.RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS               5.48%   A                 5.69%                     5.44%      5.42%   A

724.PORTFOLIO TURNOVER              121%   A                  200%                      189%       68%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
SHORT        FIXED   -    INCOME - CLASS A

725.                                                                                 YEAR ENDED
                                                                                     OCTOBER 31

726.SELECTED PER-SHARE DATA    AND     RATIOS   D           1997   E                 1996   F

727.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.370                  $ 9.290

728.INCOME FROM INVESTMENT OPERATIONS

729. NET INVESTMENT INCOME                                   .276                     .090

730. NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.110)                   .081

731. TOTAL FROM INVESTMENT OPERATIONS                        .166                     .171

732.LESS DISTRIBUTIONS

733. FROM NET INVESTMENT INCOME                              (.286)                   (.091)

734.NET ASSET VALUE, END OF PERIOD                          $ 9.250                  $ 9.370

735.TOTAL RETURN   B    ,   C                                1.80%                    1.85%

736.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 693                    $ 204

737.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .90%   A    ,   G        .90%   A    ,   G

738.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.03%   A                6.27%   A

739.PORTFOLIO TURNOVER                                       107%   A                 124%


SHORT FIXED-INCOME    - CLASS     T



740.                                       YEARS ENDED OCTOBER 31

741.SELECTE
1997   E     1996         1995      1994   H     1993      1992         1991     1990      1989     1988        1987   I
D PER-SHARE
DATA AND
RATIOS

742.NET
$ 9.380      $ 9.470      $ 9.480   $ 10.090     $ 9.950   $ 9.870      $ 9.620  $ 9.950   $ 9.940  $ 10.060     $ 10.000
ASSET VALUE,
BEGINNING OF
PERIOD

743.INCOME
FROM
INVESTMENT
OPERATIONS

744. NET
 .288   D     .594   D     .403      .479         .732      .830         .848     .868      .832     .852         .101
INVESTMENT
INCOME

745. NET
(.092)       (.094)       .148      (.501)       .146      .071         .270     (.330)    .010     (.120)       .060
REALIZED AND
UNREALIZED
GAIN (LOSS)

746. TOTAL
 .196         .500         .551      (.022)       .878      .901         1.118    .538      .842     .732         .161
FROM
INVESTMENT
OPERATIONS

747.LESS
DISTRIBUTIONS

748. FROM
(.286)       (.590)       (.407)    (.464)       (.738)    (.821)       (.868)   (.868)    (.832)   (.852)       (.101)
NET
INVESTMENT
INCOME

749. IN
- --           --           --        (.044)       --        --           --       --        --       --            --
EXCESS OF NET
INVESTMENT
INCOME

750.    FROM
- --           --           (.154)    (.080)       --        --           --       --        --       --            --
   R    ETURN OF
CAPITAL

751. TOTAL
(.286)       (.590)       (.561)    (.588)       (.738)    (.821)       (.868)   (.868)    (.832)   (.852)       (.101)
DISTRIBUTIONS

752.NET
$ 9.290      $ 9.380      $ 9.470   $ 9.480      $ 10.090  $ 9.950      $ 9.870  $ 9.620   $ 9.950  $ 9.940      $ 10.060
ASSET VALUE,
END OF PERIOD

753.TOTAL
2.12%        5.45%        6.05%     (.22)%       9.13%     9.44%        12.19%   5.59%     8.89%    7.56%        1.61%
RETURN   B    ,   C

754.NET
$ 372,238    $ 416,700    $ 546,546 $ 787,926    $ 654,202 $ 170,558    $ 25,244 $ 13,062  $ 12,394 $ 13,433     $ 3,252
ASSETS, END
OF PERIOD
(000
OMITTED)

755.RATIO OF
 .89%         .88%         .89%      .97%         .95%      .90%   G     .90%   G .90%G     .90%   G .90%G      .90%   A    ,
EXPENSES TO
   A                                                                                                              G
AVERAGE NET
ASSETS

756.RATIO OF
6.22%        6.29%        6.05%     5.91%        6.77%     7.59%        8.50%    8.86%     8.45%    8.39%      7.65%   A
NET
   A
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

757.PORTFOLI
107%         124%         179%      108%         58%       57%          127%     144%      157%     178%       119%   A
O TURNOVER
   A



A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E    SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
I    FOR THE PERIOD     SEPTEMBER 16, 1987 (COMMENCEMENT OF
OPERATIONS) TO OCTOBER 31, 1987.
HIGH INCOME MUNICIPAL - CLASS A

758.                                                                 YEAR ENDED
                                                                     OCTOBER 31

759.SELECTED PER-SHARE DATA AND RATIOSF                   1997E      1996H

760.NET ASSET VALUE, BEGINNING OF PERIOD                  $ 11.740   $ 11.630

761.INCOME FROM INVESTMENT OPERATIONS

762. NET INTEREST INCOME                                   .298       .105G

763. NET REALIZED AND UNREALIZED GAIN (LOSS)               (.011)     .109

764. TOTAL FROM INVESTMENT OPERATIONS                      .287       .214

765.LESS DISTRIBUTIONS

766. FROM NET INTEREST INCOME                              (.325)G    (.104)

767. IN EXCESS OF NET INTEREST INCOME                      (.002)I    --

768. TOTAL DISTRIBUTIONS                                   (.327)     (.104)

769.NET ASSET VALUE, END OF PERIOD                        $ 11.700   $ 11.740

770.TOTAL RETURNB,C                                        2.46%      1.84%

771.NET ASSETS, END OF PERIOD (000 OMITTED)               $ 1,611    $ 202

772.RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90%A,     .90%A,
                                                          D          D

773.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.21%A     5.73%A

774.PORTFOLIO TURNOVER                                     44%A       49%


HIGH INCOME MUNICIPAL - CLASS T



775.                         YEARS ENDED OCTOBER 31

776.SELECTE
1997E     1996       1995        1994J       1993        1992        1991       1990       1989       1988       1987K
D PER-SHARE
DATA AND
RATIOS

777.NET
$ 11.760  $ 11.880   $ 11.220    $ 12.720    $ 11.650    $ 11.410    $ 10.870   $ 10.820   $ 10.460   $ 9.850    $ 10.000
ASSET VALUE,
BEGINNING OF
PERIOD

778.INCOME
FROM
INVESTMENT
OPERATIONS

779. NET
 .304F     .677F,G     .700        .689        .710        .774        .803       .811       .800       .750       .092
INTEREST
INCOME

780. NET
(.041)    (.136)      .660        (1.430)     1.100       .250        .660       .150       .410       .610       (.150)
REALIZED AND
UNREALIZED
GAIN (LOSS)

781. TOTAL
 .263      .541        1.360       (.741)      1.810       1.024       1.463      .961       1.210      1.360      (.058)
FROM
INVESTMENT
OPERATIONS

782.LESS
DISTRIBUTIONS

783. FROM
(.321)G   (.661)      (.700)      (.689)      (.710)      (.774)      (.803)     (.811)     (.800)     (.750)     (.092)
NET INTEREST
INCOME

784. FROM
- --        --          --          (.060)      (.030)      (.010)      (.120)     (.100)     (.050)     --         --
NET REALIZED
GAIN

785. IN
(.002)I   --          --          --          --          --          --         --         --         --         --
EXCESS OF NET
INTEREST
INCOME

786. IN
- --        --          --          (.010)      --          --          --         --         --         --         --
EXCESS OF NET
REALIZED GAIN

787. TOTAL
(.323)    (.661)      (.700)      (.759)      (.740)      (.784)      (.923)     (.911)     (.850)     (.750)     (.092)
DISTRIBUTIONS

788.NET
$ 11.700  $ 11.760   $ 11.880    $ 11.220    $ 12.720    $ 11.650    $ 11.410   $ 10.870   $ 10.820   $ 10.460   $ 9.850
ASSET VALUE,
END OF PERIOD

789.TOTAL
2.26%     4.68%       12.50%      (6.03)%     15.95%      9.21%       14.02%     9.28%      12.05%     14.22%     (.58)%
RETURNB,C

790.NET
$ 413,225 $ 480,432  $ 565,131   $ 544,422   $ 497,575   $ 156,659   $ 67,135   $ 22,702   $ 6,669    $ 3,290    $ 1,275
ASSETS, END
OF PERIOD
(000
OMITTED)

791.RATIO OF
 .89%      .89%        .91%        .89%        .92%        .90%D       .90%D      .90%D      .90%D      .89%D      .80%A,
EXPENSES TO
A                                                                                                                 D
AVERAGE NET
ASSETS

792.RATIO OF
5.21%     5.74%       6.06%       5.78%       5.59%       6.59%       7.08%      7.37%      7.60%      7.33%      7.24%A
NET INTEREST
A
INCOME TO
AVERAGE NET
ASSETS

793.PORTFOLI
44%       49%         37%         38%         27%         13%         10%        11%        27%        19%        0%
O TURNOVER
A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
F NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
H FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
I THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
J EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
K FOR THE PERIOD SEPTEMBER 16, 1987 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1987.
HIGH INCOME MUNICIPAL - CLASS B

794.                                                                 YEARS ENDED OCTOBER 31

795.SELECTED PER-SHARE DATA AND RATIOS                    1997I      1996                     1995       1994G

796.NET ASSET VALUE, BEGINNING OF PERIOD                  $ 11.740   $ 11.860                 $ 11.210   $ 11.610

797.INCOME FROM INVESTMENT OPERATIONS

798. NET INTEREST INCOME                                   .263E      .596E,F                  .612       .188

799. NET REALIZED AND UNREALIZED GAIN (LOSS)               (.044)     (.136)                   .650       (.400)

800. TOTAL FROM INVESTMENT OPERATIONS                      .219       .460                     1.262      (.212)

801.LESS DISTRIBUTIONS

802. FROM NET INTEREST INCOME                              (.287)F    (.580)                   (.612)     (.188)

803. IN EXCESS OF NET INTEREST INCOME                      (.002)H    --                       --         --

804. TOTAL DISTRIBUTIONS                                   (.289)     (.580)                   (.612)     (.188)

805.NET ASSET VALUE, END OF PERIOD                        $ 11.670   $ 11.740                 $ 11.860   $ 11.210

806.TOTAL RETURNB,C                                        1.87%      3.98%                    11.57%     (1.86)%

807.NET ASSETS, END OF PERIOD (000 OMITTED)               $ 39,396   $ 39,389                 $ 32,395   $ 9,968

808.RATIO OF EXPENSES TO AVERAGE NET ASSETS                1.58%A     1.57%                    1.86%D     2.09%A

809.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.53%A     5.06%                    5.18%      4.58%A

810.PORTFOLIO TURNOVER                                     44%A       49%                      37%        38%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
G FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
I SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
MUNICIPAL BOND - CLASS A
811.

812.SELECTED PER-SHARE DATA AND RATIOS                    1997G

813.NET ASSET VALUE, BEGINNING OF PERIOD                  $ 8.200

814.INCOME FROM INVESTMENT OPERATIONS

815. NET INTEREST INCOME                                   .123

816. NET REALIZED AND UNREALIZED GAIN (LOSS)               .040

817. TOTAL FROM INVESTMENT OPERATIONS                      .163

818.LESS DISTRIBUTIONS

819. FROM NET INTEREST INCOME                              (.123)

820.NET ASSET VALUE, END OF PERIOD                        $ 8.240

821.TOTAL RETURNB,C                                        2.01%

822.NET ASSETS, END OF PERIOD (000 OMITTED)               $ 509

823.RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90%A,
                                                          D

824.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.57%A

825.PORTFOLIO TURNOVER                                     34%A

MUNICIPAL BOND - CLASS T

826.                                                                     YEAR ENDED
                                                                         DECEMBER 31

827.SELECTED PER-SHARE DATA AND RATIOS                       1997H       1996F

828.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 8.190     $ 7.990

829.INCOME FROM INVESTMENT OPERATIONS

830. NET INTEREST INCOME                                      .182        .185

831. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .040        .200

832. TOTAL FROM INVESTMENT OPERATIONS                         .222        .385

833.LESS DISTRIBUTIONS

834. FROM NET INTEREST INCOME                                 (.182)      (.185)

835.NET ASSET VALUE, END OF PERIOD                           $ 8.230     $ 8.190

836.TOTAL RETURNB,C                                           2.75%       4.86%

837.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 2,694     $ 3,878

838.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.00%A,D    1.00%A,
                                                                         D

839.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .92%A,E     1.00%A
REDUCTIONS

840.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        4.48%A      4.40%A

841.PORTFOLIO TURNOVER                                        34%A        35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO DECEMBER 31, 1996.
G FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JUNE 30, 1997 (UNAUDITED).
H SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
MUNICIPAL BOND - CLASS B

842.                                                                 YEAR ENDED
                                                                     DECEMBER 31

843.SELECTED PER-SHARE DATA AND RATIOS                    1997F      1996E

844.NET ASSET VALUE, BEGINNING OF PERIOD                  $ 8.190    $ 7.990

845.INCOME FROM INVESTMENT OPERATIONS

846. NET INTEREST INCOME                                   .158       .160

847. NET REALIZED AND UNREALIZED GAIN (LOSS)               .050       .200

848. TOTAL FROM INVESTMENT OPERATIONS                      .208       .360

849.LESS DISTRIBUTIONS

850. FROM NET INTEREST INCOME                              (.158)     (.160)

851.NET ASSET VALUE, END OF PERIOD                        $ 8.240    $ 8.190

852.TOTAL RETURNB,C                                        2.57%      4.54%

853.NET ASSETS, END OF PERIOD (000 OMITTED)               $ 1,146    $ 259

854.RATIO OF EXPENSES TO AVERAGE NET ASSETS                1.65%A,    1.65%A,
                                                          D          D

855.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     3.91%A     3.91%A

856.PORTFOLIO TURNOVER                                     34%A       35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1996.
F SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
INTERMEDIATE MUNICIPAL - CLASS A

857.                                                                               YEAR ENDED
                                                                                   NOVEMBER 30

858.SELECTED PER-SHARE DATA AND RATIOS                           1   997F          1996   G

859.NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.410          $ 10.160

860.INCOME FROM INVESTMENT OPERATIONS

861. NET INTEREST INCOME                                          .230              .113

862. NET REALIZED AND UNREALIZED GAIN (LOSS)                      (.089)            .250

863. TOTAL FROM INVESTMENT OPERATIONS                             .141              .363

864.LESS DISTRIBUTIONS

865. FROM NET INTEREST INCOME                                     (.230)            (.113)

866. FROM NET REALIZED GAIN                                       (.001)            --

867. TOTAL DISTRIBUTIONS                                          (.231)            (.113)

868.NET ASSET VALUE, END OF PERIOD                               $ 10.320          $ 10.410

869.TOTAL RETURN   B    ,   C                                     1.38%             3.59%

870.NET ASSETS, END OF PERIOD (000 OMITTED)                      $ 344             $ 103

   871.RATIO OF EXPENSES TO AVERAGE NET ASSETS                       .90%A,E           .90%A,
                                                                                      E

   872.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS            4.47%A            4.60%A

   873.PORTFOLIO TURNOVER                                            21%A              35%


INTERMEDIATE MUNICIPAL - CLASS T



874.                     YEARS ENDED NOVEMBER 30

875.SELECTED PER-SHARE DATA AND
RATIOS   1997   F           1996                      1995            1994   D        1993               19    92   H

876.NET ASSET VALUE, BEGINNING OF
PERIOD   $ 10.410           $ 10.380                  $ 9.400         $ 10.460        $ 11.080        $ 11.010

877.INCOME FROM INVESTMENT OPERATIONS

878. NET INTEREST
INCOME   .225               .461                      .451            .455            .508            .131

879. NET REALIZED AND UNREALIZED GAIN
(LOSS)    (.079)             .030                      .980            (1.040)         .260            .070

880. TOTAL FROM INVESTMENT OPERA
TIONS     .146               .491                      1.431           (.585)          .768            .201

881.LESS DISTRIBUTIONS

882. FROM NET INTEREST
INCOME    (.225)             (.461)                    (.451)          (.455)          (.508)          (.131)

883. FROM NET REALIZED
GAIN      (.001)             --                        --              --              (.880)          --

884. IN EXCESS OF NET REALIZED
GAIN      --                 --                        --              (.020)          --              --

885. TOTAL DISTRIBU
TIONS     (.226)             (.461)                    (.451)          (.475)          (1.388)         (.131)

886.NET ASSET VALUE, END OF
PERIOD   $ 10.330           $ 10.410                  $ 10.380        $ 9.400         $ 10.460        $ 11.080

887.TOTAL RETURN
   B,C     1.43%            4.89%                     15.49%          (5.78)%         7.72%           1.37%

888.NET ASSETS, END OF PERIOD (000
OMITTED) $ 49,852           $ 56,729                  $ 62,852        $ 57,382        $ 39,800        $ 1,752

   889.RATIO OF EXPENSES TO AVERAGE NET
ASSETS        1.00%A,E          1.00%E                    .94%E           .90%E           .90%E           1.04%A,E

   890.RATIO OF NET INTEREST INCOME TO AVERAGE NET
ASSETS        4.38%A            4.42%                     4.56%           4.49%           4.76%           5.65%A

   891.PORTFOLIO TURN
OVER          21%A              35%                       53%             53%             46%             36%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
H FOR THE PERIOD SEPTEMBER 10, 1992 (COMENC   EMENT OF SALE OF CLASS T
SHARES)     TO NOVEMBER 30, 1992.
INTERMEDIATE MUNICIPAL - CLASS B



892.                                                         YEARS ENDED NOVEMBER 30

893.SELECTED PER-SHARE DATA AND RATIOS       19    97   D       1996                      1995            1994   E

894.NET ASSET VALUE, BEGINNING OF PERIOD  $ 10.410              $ 10.380                  $ 9.400         $ 9.890

895.INCOME FROM INVESTMENT OPERATIONS

896. NET INTEREST INCOME                   .193                  .394                      .373            .155

897. NET REALIZED AND UNREALIZED GAIN
(LOSS)                                     (.089)                .030                      .980            (.490)

898. TOTAL FROM INVESTMENT OPERATIONS      .104                  .424                      1.353           (.335)

899.LESS DISTRIBUTIONS

900. FROM NET INTEREST INCOME              (.193)                (.394)                    (.373)          (.155)

901. FROM NET REALIZED GAIN                (.001)                --                        --              --

902. TOTAL DISTRIBUTIONS                   (.194)                (.394)                    (.373)          (.155)

903.NET ASSET VALUE, END OF PERIOD        $ 10.320              $ 10.410                  $ 10.380        $ 9.400

904.TOTAL RETURN   B    ,   C              1.01%                 4.21%                     14.60%          (3.44)%

905.NET ASSETS, END OF PERIOD (000 OMITTED) $ 7,349             $ 7,445                   $ 6,226         $ 1,682

   906.RATIO OF EXPENSES TO AVERAGE NET
ASSETS                                        1.65%A,F              1.66%                     1.68%           1.65%A,
                                                                   F                         F               F

   907.RATIO OF NET INTEREST INCOME TO
AVERAGE NET ASSETS                            3.75%A                3.76%                     3.71%           3.74%A

   908.PORTFOLIO TURNOVER                     21%A                  35%                       53%             53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

SHORT   -    INTERMEDIATE MUNICIPAL INCOME - CLASS A

909.                                                                 YEAR ENDED
                                                                     NOVEMBER 30

910.SELECTED PER-SHARE DATA AND RATIOS                    1997H      1996D

911.NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.210   $ 10.100

912.INCOME FROM INVESTMENT OPERATIONS

913. NET INTEREST INCOME                                   .202       .100

914. NET REALIZED AND UNREALIZED GAIN (LOSS)               (.070)     .110

915. TOTAL FROM INVESTMENT OPERATIONS                      .132       .210

916.LESS DISTRIBUTIONS

917. FROM NET INTEREST INCOME                              (.202)     (.100)

918. FROM NET REALIZED GAIN                                (.030)     --

919. TOTAL DISTRIBUTIONS                                   (.232)     (.100)

920.NET ASSET VALUE, END OF PERIOD                        $ 10.110   $ 10.210

921.TOTAL RETURNB,C                                        1.32%      2.09%

922.NET ASSETS, END OF PERIOD (000 OMITTED)               $ 159      $ 186

923.RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90%A,F    .90%A,F

924.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.02%A     4.06%A

925.PORTFOLIO TURNOVER                                     35%A       62%


SHORT-INTERMEDIATE MUNICIP   AL     INCOME - CLASS T

926.                                                                  YEARS ENDED NOVEMBER 30

927.SELECTED PER-SHARE DATA AND RATIOS              1997H             1996                      1995       1994E

928.NET ASSET VALUE, BEGINNING OF PERIOD            $ 10.210          $ 10.240                  $ 9.770    $ 10.000

929.INCOME FROM INVESTMENT OPERATIONS

930. NET INTEREST INCOME                            .202              .404                      .430       .259

931. NET REALIZED AND UNREALIZED GAIN (LOSS)         (.070)               .000                   .470       (.230)

932. TOTAL FROM INVESTMENT OPERATIONS                .132              .404                      .900       .029

933.LESS DISTRIBUTIONS

934. FROM NET INTEREST INCOME                        (.202)            (.404)                    (.430)     (.259)

935. FROM NET REALIZED GAIN                          (.030)            (.030)                    --         --

936. TOTAL DISTRIBUTIONS                             (.232)            (.434)                    (.430)     (.259)

937.NET ASSET VALUE, END OF PERIOD                  $ 10.110          $ 10.210                  $ 10.240   $ 9.770

938.TOTAL RETURNB,C                                  1.31%             4.06%                     9.38%      .27%

939.NET ASSETS, END OF PERIOD (000 OMITTED)         $ 24,327          $ 29,887                  $ 29,274   $ 16,563

940.RATIO OF EXPENSES TO AVERAGE NET ASSETS         .90%A   ,F        .90%F                     .82%F      .75%A   ,
                                                                                                             F

941.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER
EXPENSE                                              .90%A             .89%G                     .82%       .75%A
REDUCTIONS

942.RATIO OF NET INTEREST INCOME TO AVERAGE NET
ASSETS                                               4.01%A            3.97%                     4.25%      3.74%A

943.PORTFOLIO TURNOVER                               35%A              62%                       80%        111%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
E FOR THE PERIOD MARCH 16, 1994 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO NOVEMBER 30, 1994.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. H SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
CALIFORNIA MUNICIPAL INCOME - CLASS A

944.                                                                    YEAR ENDED
                                                                        OCTOBER 31

945.SELECTED PER-SHARE DATA AND RATIOS                       1997H      1996F

946.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 9.930    $ 9.750

947.INCOME FROM INVESTMENT OPERATIONS

948. NET INTEREST INCOME                                      .211       .066

949. NET REALIZED AND UNREALIZED GAIN (LOSS)                  (.070)     .180

950. TOTAL FROM INVESTMENT OPERATIONS                         .141       .246

951.LESS DISTRIBUTIONS

952. FROM NET INTEREST INCOME                                 (.211)     (.066)

953.NET ASSET VALUE, END OF PERIOD                           $ 9.860    $ 9.930

954.TOTAL RETURNB,C                                           1.41%      2.53%

955.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 137      $ 102

956.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .90%A,D    .90%A,D

957.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .89%A,E    .90%A
REDUCTIONS

958.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        4.27%A     3.98%A

959.PORTFOLIO TURNOVER                                        13%A       21%A


CALIFORNIA MUNICIPAL INCOME - CLASS T

960.                                                                  YEAR ENDED
                                                                      OCTOBER 31

961.SELECTED PER-SHARE DATA AND RATIOS                    1997H       1996G

962.NET ASSET VALUE, BEGINNING OF PERIOD                  $ 9.920     $ 10.000

963.INCOME FROM INVESTMENT OPERATIONS

964. NET INTEREST INCOME                                   .206        .261

965. NET REALIZED AND UNREALIZED GAIN (LOSS)               (.050)      (.080)

966. TOTAL FROM INVESTMENT OPERATIONS                      .156        .181

967.LESS DISTRIBUTIONS

968. FROM NET INTEREST INCOME                              (.206)      (.261)

969.NET ASSET VALUE, END OF PERIOD                        $ 9.870     $ 9.920

970.TOTAL RETURNB,C                                        1.46%       1.99%

971.NET ASSETS, END OF PERIOD (000 OMITTED)               $ 2,279     $ 2,244

972.RATIO OF EXPENSES TO AVERAGE NET ASSETS                1.00%A,D    1.00%A,D

973.RATIO OF EXPENSES TO AVERAGE NET ASSETS  AFTER         .99%A,E     .87%A,E
EXPENSE REDUCTIONS

974.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.21%A      3.92%A

975.PORTFOLIO TURNOVER                                     13%A        21%A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
H SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
CALIFORNIA MUNICIPAL INCOME - CLASS B

976.                                                                     YEARS ENDED
                                                                         OCTOBER 31

977.SELECTED PER-SHARE DATA AND RATIOS                       1997F       1996G

978.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 9.900     $ 10.000

979.INCOME FROM INVESTMENT OPERATIONS

980. NET INTEREST INCOME                                      .174        .229

981. NET REALIZED AND UNREALIZED GAIN (LOSS)                  (.060)      (.100)

982. TOTAL FROM INVESTMENT OPERATIONS                         .114        .129

983.LESS DISTRIBUTIONS

984. FROM NET INTEREST INCOME                                 (.174)      (.229)

985.NET ASSET VALUE, END OF PERIOD                           $ 9.840     $ 9.900

986.TOTAL RETURNB,C                                           1.14%       1.35%

987.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 676       $ 646

988.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.65%A,     1.65%A,
                                                             D           D

989.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.64%A,E    1.62%A,
REDUCTIONS                                                               E

990.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        3.64%A      3.38%A

991.PORTFOLIO TURNOVER                                        13%A        21%A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
NEW YORK MUNICIPAL INCOME - CLASS A

992.                                                                                YEAR ENDED
                                                                                    OCTOBER 31

993.SELECTED PER-SHARE DATA AND RATIOS                     1997   H                 1996   F

994.NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.490                 $ 10.290

995.INCOME FROM INVESTMENT OPERATIONS

996. NET INTEREST INCOME                                    .231                     .072

997. NET REALIZED AND UNREALIZED GAIN (LOSS)                (.070)                   .200

998. TOTAL FROM INVESTMENT OPERATIONS                       .161                     .272

999.LESS DISTRIBUTIONS

1000. FROM NET INTEREST INCOME                              (.231)                   (.072)

1001. FROM NET REALIZED GAIN                                (.060)                   --

1002. TOTAL DISTRIBUTIONS                                   (.291)                   (.072)

1003.NET ASSET VALUE, END OF PERIOD                        $ 10.360                 $ 10.490

1004.TOTAL RETURN   B    ,   C                              1.54%                    2.65%

1005.NET ASSETS, END OF PERIOD (000 OMITTED)               $ 201                    $ 102

1006.RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90%   A    ,            .90%   A    ,   D
                                                              D

1007.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER          .89%   A    ,   E        .90%   A
EXPENSE REDUCTIONS

1008.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.35%   A                4.43%   A

1009.PORTFOLIO TURNOVER                                     18%   A                  17%


NEW YORK MUNICIPAL INCOME - CLASS T



1010.                                                                   YEARS ENDED OCTOBER 31

1011.SELECTED PER-SHARE DATA AND RATIOS        1997   H                  1996                     1995   G

1012.NET ASSET VALUE, BEGINNING OF PERIOD      $ 10.480                  $ 10.400                 $ 10   .000

1013.INCOME FROM INVESTMENT OPERATIONS

1014. NET INTE   RES    T INCOME               .226                      .444                     .084

1015. NET REALIZED AND UNREALIZED GAIN (LOSS)  (.060)                    .080                     .400

1016. TOTAL FROM INVESTMENT OPERATIONS          .166                      .524                     .484

1017.LESS DISTRIBUTIONS

1018. FROM N   ET INTEREST INCOME               (.226)                    (.444)                   (.084)

1019. FROM NET REALIZED GAIN                    (.060)                    --                       --

1020. TOTAL DISTRIBUTIONS                       (.286)                    (.444)                   (.084)

1021.NET ASSET VALUE, END OF PERIOD            $ 10.360                  $ 10.480                 $ 10.400

1022.TOTAL RETURN   B    ,   C                  1.59%                     5.15%                    4.85%

1023.NET ASSETS, END OF PERIOD (000 OMITTED)   $ 4,229                   $ 4,125                  $ 2,033

1024.RATIO OF EXPENSES TO AVERAGE NET ASSETS    1.00%   A    ,   D        1.00%   D                1.00%   A    ,   D

1025.RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER                                           .99%   A    ,   E         .97%   E                 1.00%   A
EXPENSE REDUCTIONS

1026.RATIO OF NET INTEREST INCOME TO AVERAGE
NET ASSETS                                      4.29%   A                 4.30%                    4.16%   A

1027.PORTFOLIO TURNOVER                         18%   A                   17%                      0%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FOR THE PERIOD AUGUST 21, 1995 (COMMENCEMENT OF OPERATIONS) TO
OCTOBER 31, 1995.
H SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
NEW YORK MUNICIPAL INCOME - CLASS B



1028.                                                                    YEARS ENDED OCTOBER 31

1029.SELECTED PER-SHARE DATA AND RATIOS        1997   G                  1996                     1995   F

1030.NET ASSET VALUE, BEGINNING OF PERIOD      $ 10.470                  $ 10.390                 $ 10   .    000

1031.INCOME FROM INVESTMENT OPERATIONS

1032. NET IN   TEREST     INCOME                .192                      .375                     .074

1033. NET REALIZED AND UNREALIZED GAIN (LOSS)   (.050)                    .080                     .390

1034. TOTAL FROM INVESTMENT OPERATIONS          .142                      .455                     .464

1035.LESS DISTRIBUTIONS

1036. FROM NET IN   TEREST     INCOME           (.192)                    (.375)                   (.074)

1037. FROM NET REALIZED GAIN                    (.060)                    --                       --

1038. TOTAL DISTRIBUTIONS                       (.252)                    (.375)                   (.074)

1039.NET ASSET VALUE, END OF PERIOD            $ 10.360                  $ 10.470                 $ 10.390

1040.TOTAL RETURN   B    ,   C                  1.36%                     4.46%                    4.65%

1041.NET ASSETS, END OF PERIOD (000 OMITTED)   $ 2,677                   $ 2,445                  $ 1,161

1042.RATIO OF EXPENSES TO AVERAGE NET ASSETS   1.65%   A    ,   D        1.66%   D                1.75%   A    ,   D

1043.RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER                                          1.64%   A    ,   E        1.62%   E                1.75%   A
EXPENSE REDUCTIONS

1044.RATIO OF NET IN   TEREST     INCOME TO
AVERAGE NET ASSETS                              3.63%   A                 3.62%                    3.52%   A

1045.PORTFOLIO TURNOVER                         18%   A                   17%                      0%


A ANNUALIZED
B THE TOTAL RETURN   S     WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE    CONTINGENT DEFERRED     SALES
CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F FOR THE PERIOD AUGUST 21, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1995.
G SIX    M    ONTHS ENDED APRIL 30, 1997 (UNAUDITED)
KEY FACTS


PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN and/or
YIELD.
For Growth Opportunities, Balanced, High Yield, Government Investment, Short Fixed-Income, High Income Municipal, California Municipal
Income, and New York Municipal Income   ,     the fiscal year runs
from November 1 to October 31. For TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Equity Income, Intermediate Bond, Intermediate Municipal Income, and Short-Intermediate Municipal
Income   ,     the fiscal year runs from December 1 to November 30.
For Strategic Opportunities, Strategic Income, and Municipal Bond, the fiscal year runs from January 1 to December 31. For Mortgage Securities the fiscal year runs from August 1 to July 31. The tables below show the performance of each class of each fund (except Mortgage Securities) over past fiscal periods ended April 30, 1997, May 31,
1997,    or     June 30, 1997, as indicated. The performance of each
class of Mortgage Securities over past fiscal years is shown in the tables below. The charts in Appendix B, beginning on page , present calendar year performance for each class compared to different measures, including a competitive funds average.

EQUITY FUNDS - CLASS A




                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+

   TECHNOQU          N/A            N/A           N/A           N/A           N/A           N/A              0.00%
   ANT
   GROWTH -
   CLASS A [C]

   TECHNOQU          N/A            N/A           N/A           N/A           N/A           N/A              -5.75%
   ANT
   GROWTH -
   CLASS A
   (LOAD ADJ.)
   [A][C]

   MID CAP -           9.91%         N/A           18.22%        5.87%         9.91%         N/A              23.87%
   CLASS A [C]

   MID CAP -           3.59%         N/A           12.87%        -0.21%        3.59%         N/A              16.75%
   CLASS A
   (LOAD ADJ.)
   [A][C]

   EQUITY              14.73%        18.31%        18.87%        6.43%         14.73%        131.81%          463.19%
   GROWTH -
   CLASS A[C]

   EQUITY              8.13%         16.92%        18.17%        0.31%         8.13%         118.48%          430.81%
   GROWTH -
   CLASS A
   (LOAD ADJ.)
   [A][C]

   GROWTH              20.37%        17.39%        20.74%        10.65%        20.37%        122.88%          494.57%
   OPPORTUNIT
   IES - CLASS
   A[B]

   GROWTH              13.45%        16.00%        19.99%        4.28%         13.45%        110.07%          460.38%
   OPPORTUNIT
   IES - CLASS
   A
   (LOAD
   ADJ.)[A][B]

   STRATEGIC           14.60%        13.80%        11.79%        12.88%        14.60%        90.85%           204.89%
   OPPORTUNIT
   IES - CLASS
   A [D]

   STRATEGIC           8.01%         12.46%        11.13%        6.39%         8.01%         79.87%           187.36%
   OPPORTUNIT
   IES - CLASS
   A
   (LOAD ADJ.)
   [A][D]

   LARGE CAP           21.73%        N/A           19.71%        6.40%         21.73%        N/A              25.87%
   - CLASS A
   [C]

   LARGE CAP           14.73%        N/A           14.29%        0.28%         14.73%        N/A              18.63%
   - CLASS A
   (LOAD ADJ.)
   [A][C]

   GROWTH &            N/A           N/A           N/A           N/A           N/A           N/A              9.21%
   INCOME -
   CLASS A [C]

   GROWTH &            N/A           N/A           N/A           N/A           N/A           N/A              2.93%
   INCOME -
   CLASS A
   (LOAD ADJ.)
   [A][C]

   EQUITY              19.51%        17.63%        12.96%        9.02%         19.51%        125.20%          238.28%
   INCOME -
   CLASS A [C]

   EQUITY              12.64%        16.24%        12.29%        2.75%         12.64%        112.25%          218.83%
   INCOME -
   CLASS A
   (LOAD ADJ.)
   [A][C]

   BALANCED            16.25%        9.39%         11.17%        9.26%         16.25%        56.67%           188.38%
   - CLASS
   A[B]

   BALANCED            9.57%         8.11%         10.52%        2.97%         9.57%         47.66%           171.80%
   - CLASS A
   (LOAD
   ADJ.)[A][B]

TAXABLE BOND FUNDS
- - CLASS A

                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+


   HIGH
YIELD                9.42%          11.94%        13.24%        3.28%         9.42%         75.78%         246.74%
   - CLASS
   A[B]

   HIGH YIELD        4.22%          10.86%        12.69%        -1.63%        4.22%         67.43%         230.29%
   - CLASS A
   (LOAD
   ADJ.)[A][B]

   STRATEGIC         13.73%         N/A           14.67%        4.49%         13.73%          N/A             44.08%
   INCOME -
   CLASS A [D]

   STRATEGIC         8.33%          N/A           12.60%        -0.48%        8.33%           N/A             37.23%
   INCOME -
   CLASS A
   (LOAD
   ADJ.)[A][D]

   MORTGAGE          10.25%         7.65%         8.80%         N/A           10.25%          44.60%          132.33%
   SECURITIES
   - CLASS
   A[E]

   MORTGAGE          5.01%          6.61%         8.27%         N/A           5.01%           37.73%          121.29%
   SECURITIES -
   CLASS A
   (LOAD ADJ.)
   [A][E]

   GOVERNME          5.87%          6.43%         7.42%         1.17%         5.87%           36.53%          104.61%
   NT
   INVESTMENT
   - CLASS A
   [B]

   GOVERNMEN         0.84%          5.40%         6.90%         -3.64%        0.84%           30.05%          94.89%
   T
   INVESTMENT
   - CLASS A
   (LOAD ADJ.)
   [A][B]

   INTERMEDIA        6.36%          6.29%         7.91%         1.07%         6.36%           35.69%          114.06%
   TE BOND -
   CLASS A [C]

   INTERMED
IATE                 2.37%          5.48%         7.50%         2.72%         2.37%           30.60%          106.03%
   BOND -
   CLASS A
   (LOAD ADJ.)
   [A][C]

   SHORT             5.32%          5.24%         6.95%         1.80%         5.32%           29.09%          90.96%
   FIXED-INCO
   ME - CLASS
   A [B]

   SHORT             3.74%          4.92%         6.78%         0.27%         3.74%           27.16%          88.10%
   FIXED-INCO
   ME - CLASS
   A
   (LOAD
   ADJ.)[A][B]


MUNICIPAL FUNDS - CLASS A


                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+


   HIGH              6.36%          6.49%         8.89%         2.46%         6.36%         36.94%          127.09%
   INCOME
   MUNICIPAL
   - CLASS A
   [B]

   HIGH              1.31%          5.46%         8.34%         -2.41%        1.31%         30.43%          116.31%
   INCOME
   MUNICIPAL
   - CLASS A
   (LOAD
   ADJ.)[A][B]

   MUNICIPAL         7.76%          6.45%         7.84%         2.89%         7.76%         36.67%         112.73%
   BOND -
   CLASS A [D]

   MUNICIPAL         2.64%          5.42%         7.32%         -1.99%        2.64%         30.17%         102.63%
   BOND -
   CLASS A
   (LOAD
   ADJ.)[A] [D]

   INTERMEDIA        6.66%          5.49%         6.52%         1.38%         6.66%         30.65%         87.99%
   TE
   MUNICIPAL
   INCOME -
   CLASS A [C]

   INTERMEDIA        2.66%          4.69%         6.11%         -2.42%        2.66%         25.75%         80.94%
   TE
   MUNICIPAL
   INCOME -
   CLASS A
   (LOAD
   ADJ.)[A][C]

   SHORT-
INTER                4.67%          N/A           4.62%         1.32%         4.67%         N/A           15.61%
   MEDIATE
   MUNICIPAL
   INCOME -
   CLASS A [C]

   SHORT-
INTER                3.10%          N/A           4.13%         -0.20%        3.10%         N/A            13.88%
   MEDIATE
   MUNICIPAL
   INCOME -
   CLASS A
   (LOAD
   ADJ.)[A][C]


STATE MUNICIPAL FUNDS - CLASS A



                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+



   CALIFORNIA        6.24%          N/A           2.85%         1.41%         6.24%         N/A             3.41%
   MUNICIPAL
   INCOME -
   CLASS A [B]

   CALIFORNIA        1.20%          N/A           -1.26%        -3.40%        1.20%         N/A             -1.50%
   MUNICIPAL
   INCOME -
   CLASS A
   (LOAD
   ADJ.)[A][B]

   NEW YORK          6.07%          N/A           6.93%         1.54%         6.07%         N/A             12.03%
   MUNICIPAL
   INCOME -
   CLASS A [B]

   NEW YORK          1.03%          N/A           3.90%         -3.28%        1.03%         N/A             6.71%
   MUNICIPAL
   INCOME -
   CLASS A
   (LOAD
   ADJ.)[A][B]



EQUITY FUNDS - CLASS T

                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+



   TECHNOQU          N/A             N/A          N/A           N/A           N/A           N/A              -0.10%
   ANT
   GROWTH -
   CLASS T[C]

   TECHNOQU          N/A             N/A          N/A           N/A           N/A           N/A              -3.60%
   ANT
   GROWTH -
   CLASS T
   (LOAD ADJ.)
   [A][C]

   MID CAP -         9.98%           N/A          18.28%        5.94%         9.98%         N/A              23.95%
   CLASS T[C]

   MID CAP -         6.13%           N/A          15.03%        2.23%         6.13%         N/A              19.61%
   CLASS T
   (LOAD ADJ.)
   [A][C]

   EQUITY            14.86%         18.34%        18.88%        6.53%         14.86%        132.07%          463.83%
   GROWTH -
   CLASS T [C]

   EQUITY            10.84%         17.50%        18.46%        2.80%         10.84%        123.95%          444.10%
   GROWTH -
   CLASS T
   (LOAD ADJ.)
   [A][C]

   GROWTH            20.35%         17.38%        20.74%        10.56%        20.35%        122.84%          494.45%
   OPPORTUNIT
   IES - CLASS
   T [B]

   GROWTH            16.14%         16.55%        20.29%        6.69%         16.14%        115.04%          473.64%
   OPPORTUNIT
   IES - CLASS
   T
   (LOAD
   ADJ.)[A][B]

   STRATEGIC         14.67%         13.81%        11.80%        12.96%        14.67%        90.97%           205.08%
   OPPORTUNIT
   IES - CLASS
   T [D]

   STRATEGIC         10.66%         13.00%        11.40%        9.01%         10.66%        84.28%           194.40%
   OPPORTUNIT
   IES - CLASS
   T
   (LOAD ADJ.)
   [A][D]

   LARGE CAP         21.71%          N/A          19.69%        6.47%         21.71%        N/A              25.85%
   - CLASS T
   [C]

   LARGE CAP         17.45%          N/A          16.41%        2.75%         17.45%        N/A              21.45%
   - CLASS T
   (LOAD ADJ.)
   [A][C]

   GROWTH &          N/A             N/A          N/A           N/A           N/A           N/A              8.91%
   INCOME -
   CLASS T [C]

   GROWTH &          N/A             N/A          N/A           N/A           N/A           N/A              5.09%
   INCOME -
   CLASS T
   (LOAD ADJ.)
   [A][C]

   EQUITY            19.70%          17.67%        12.98%        9.11%        19.70%        125.56%          238.83%
   INCOME -
   CLASS T [C]

   EQUITY            15.51%          16.83%        12.58%        5.29%        15.51%        117.67%          226.97%
   INCOME -
   CLASS T
   (LOAD ADJ.)
   [A][C]

   BALANCED          16.44%          9.43%         11.19%        9.37%        16.44%        56.93%           188.86%
   - CLASS T
   [B]

   BALANCED          12.37%          8.65%         10.80%        5.55%        12.37%        51.43%           178.75%
   - CLASS T
   (LOAD
   ADJ.)[A][B]


TAXABLE BOND FUNDS - CLASS T


                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+


   HIGH
YIELD               9.67%           11.99%        13.27%        3.31%         9.67%         76.18%        247.53%
   - CLASS T
   [B]

   HIGH
YIELD               5.83%           11.20%        12.86%        -0.31%        5.83%          70.01%        235.37%
   - CLASS T
   (LOAD
   ADJ.)[A]][B]

   STRATEGIC        13.86%          N/A           14.72%        4.53%         13.86%          N/A          44.24%
   INCOME -
   CLASS T [D]

   STRATEGIC        9.88%           N/A           13.20%        0.88%         9.88%           N/A          39.20%
   INCOME -
   CLASS T
   (LOAD
   ADJ.)[A][D]

   MORTGAGE         10.20%          7.65%         8.79%         N/A           10.20%          44.54%          132.24%
   SECURITIES
   - CLASS T
   [E]

   MORTGAGE         6.35%           6.88%         8.40%         N/A           6.35%           39.48%          124.11%
   SECURITIES -
   CLASS T
   (LOAD ADJ.)
   [A][E]

   GOVERNME         5.74%           6.40%         7.41%         1.01%         5.74%          36.36%          104.35%
   NT
   INVESTMENT
   - CLASS T
   [B]

   GOVERNMEN        2.04%           5.64%         7.03%         -2.53%        2.04%          31.59%          97.20%
   T
   INVESTMENT
   - CLASS T
   (LOAD ADJ.)
   [A][B]

   INTERME
DIA                 6.48%           6.32%         7.92%         0.96%         6.48%          35.84%          114.31%
   TE BOND -
   CLASS T [C]

   INTERMED
IATE                3.55%           5.73%         7.62%         -1.82%        3.55%          32.11%          108.42%
   BOND -
   CLASS T
   (LOAD ADJ.)
   [A] [C]

   SHORT            5.82%           5.34%         7.00%         2.12%         5.82%          29.71%          91.87%
   FIXED-INCO
   ME - CLASS
   T [B]

   SHORT            4.23%           5.02%         6.83%         0.59%         4.23%          27.76%          88.99%
   FIXED-INCO
   ME - CLASS
   T
   (LOAD
   ADJ.)[A][B]


MUNICIPAL FUNDS - CLASS T

                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+





   HIGH              6.40%          6.50%         8.89%         2.26%         6.40%         36.99%          127.18%
   INCOME
   MUNICIPAL
   - CLASS T
   [B]

   HIGH              2.68%          5.74%         8.49%         -1.32%        2.68%         32.20%          119.23%
   INCOME
   MUNICIPAL
   - CLASS T
   (LOAD
   ADJ.)[A][B]

   MUNICIPAL         7.61%          6.42%         7.83%         2.75%         7.61%         36.48%          112.44%
   BOND -
   CLASS T [D]

   MUNICIPAL         3.84%          5.66%         7.44%         -0.85%        3.84%         31.70%          105.00%
   BOND -
   CLASS T
   (LOAD
   ADJ.)[A][D]

   INTERMEDIA        6.72%          5.50%         6.52%         1.43%         6.72%         30.72%          88.09%
   TE
   MUNICIPAL
   INCOME -
   CLASS T [C]

   INTERMEDIA        3.78%          4.92%         6.22%         -1.36%        3.78%         27.12%          82.92%
   TE
   MUNICIPAL
   INCOME -
   CLASS T
   (LOAD
   ADJ.)[A][C]

   SHORT-
INTER                4.68%          N/A           4.62%         1.31%         4.68%         N/A             15.62%
   MEDIATE
   MUNICIPAL
   INCOME -
   CLASS T [C]

   SHORT-
INTER                3.11%          N/A           4.13%         -0.21%        3.11%         N/A             13.89%
   MEDIATE
   MUNICIPAL
   INCOME -
   CLASS T
   (LOAD
   ADJ.)[A][C]


STATE MUNICIPAL FUNDS - CLASS T


                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+



   CALIFORNIA        6.31%         N/A            2.90%         1.46%         6.31%         N/A             3.48%
   MUNICIPAL
   INCOME -
   CLASS T[B]

   CALIFORNIA        2.59%         N/A            -0.12%        -2.09%        2.59%         N/A             -0.14%
   MUNICIPAL
   INCOME -
   CLASS T
   (LOAD
   ADJ.)[A][B]

   NEW YORK          6.04%         N/A            6.91%         1.59%         6.04%         N/A             12.00%
   MUNICIPAL
   INCOME -
   CLASS T [B]

   NEW YORK          2.33%         N/A            4.69%         -1.97%        2.33%         N/A             8.08%
   MUNICIPAL
   INCOME -
   CLASS T
   (LOAD
   ADJ.)[A][B]


EQUITY FUNDS - CLASS B


                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+



   TECHNOQU          N/A            N/A           N/A           N/A           N/A           N/A                   -0.40%
   ANT
   GROWTH -
   CLASS B [C]

   TECHNOQU          N/A            N/A           N/A           N/A           N/A           N/A                   -5.38%
   ANT
   GROWTH -
   CLASS B
   (LOAD
   ADJ.)[A][C]

   MID CAP -         9.09%          N/A           17.28%        5.61%         9.09%         N/A                   22.62%
   CLASS B [C]

   MID CAP -         4.09%          N/A           14.28%        0.61%         4.09%         N/A                   18.62%
   CLASS B
   (LOAD
   ADJ.)[A][C]

   EQUITY            13.94%         18.15%        18.79%        5.68%         13.94%        130.21%              459.32%
   GROWTH -
   CLASS B [C]

   EQUITY            8.94%          17.94%        18.79%        0.68%         8.94%         128.21%              459.32%
   GROWTH -
   CLASS B
   (LOAD ADJ.)
   [A][C]

   GROWTH            20.28%         17.37%        20.73%        10.50%        20.28%        122.72%              494.13%
   OPPORTUNIT
   IES - CLASS
   B [B]

   GROWTH            15.28%         17.16%        20.73%        5.50%         15.28%        120.72%              494.13%
   OPPORTUNIT
   IES - CLASS
   B
   (LOAD
   ADJ.)[A][B]

   STRATEGIC         14.10%         13.49%        11.64%        12.65%        14.10%        88.25%               200.74%
   OPPORTUNIT
   IES - CLASS
   B [D]

   STRATEGIC         9.10%          13.25%        11.64%        7.65%         9.10%         86.25%               200.74%
   OPPORTUNIT
   IES - CLASS
   B
   (LOAD ADJ.)
   [A][D]

   LARGE CAP         20.85%         N/A           18.94%        6.07%         20.85%        N/A                   24.84%
   - CLASS B
   [C]

   LARGE CAP         15.85%         N/A           15.95%        1.07%         15.85%        N/A                   20.84%
   - CLASS B
   (LOAD
   ADJ.)[A][C]

   GROWTH &          N/A            N/A           N/A           N/A           N/A           N/A                   8.81%
   INCOME -
   CLASS B [C]

   GROWTH &          N/A            N/A           N/A           N/A           N/A           N/A                   3.81%
   INCOME -
   CLASS B
   (LOAD
   ADJ.)[A][C]

   EQUITY            19.13%         17.38%        12.84%        8.91%         19.13%        122.82%              234.71%
   INCOME -
   CLASS B [C]

   EQUITY            14.13%         17.17%        12.84%        3.91%         14.13%        120.82%             234.71%
   INCOME -
   CLASS B
   (LOAD
   ADJ.)[A][C]

   BALANCED          16.04%         9.35%         11.15%        8.99%         16.04%        56.38%              187.85%
   - CLASS B
   [B]

   BALANCED          11.04%         9.07%         11.15%        3.99%         11.04%        54.38%               187.85%
   - CLASS B
   (LOAD
   ADJ.)[A][B]


TAXABLE BOND FUNDS - CLASS B

                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+




   HIGH YIELD        8.98%          11.46%        13.00%        2.99%         8.98%         72.06%          239.41%
   - CLASS B
   [B]

   HIGH YIELD        4.00%          11.20%        13.00%        -1.89%        4.00%         70.06%          239.41%
   - CLASS B
   (LOAD
   ADJ.)[A][B]

   STRATEGIC         13.22%         N/A           13.99%        4.28%         13.22%        N/A             41.82%
   INCOME -
   CLASS B [D]

   STRATEGIC         8.22%          N/A           13.08%        -0.72%        8.22%         N/A             38.82%
   INCOME -
   CLASS B
   (LOAD
   ADJ.)[A][D]

   MORTGAGE          9.81%          7.57%         8.75%         N/A           9.81%         44.02%           131.40%
   SECURITIES
   - CLASS B
   [E]

   MORTGAGE          4.81%          7.27%         8.75%         N/A           4.81%         42.02%           131.40%
   SECURITIES -
   CLASS B
   (LOAD ADJ.)
   [A][E]

   GOVERNME          5.18%          5.97%         7.19%         0.70%         5.18%         33.63%           100.26%
   NT
   INVESTMENT
   - CLASS B
   [B]

   GOVERNME          0.20%          5.66%         7.19%         -4.20%        0.20%         31.67%           100.26%
   NT
   INVESTMENT
   - CLASS B
   (LOAD
   ADJ.)[A][B]

   INTERMEDIA        5.86%          5.84%         7.68%         0.70%         5.86%         32.85%            109.58%
   TE BOND -
   CLASS B [C]

   INTERMEDIA        2.86%          5.84%         7.68%         -2.24%        2.86%         32.85%            109.58%
   TE BOND -
   CLASS B
   (LOAD
   ADJ.)[A][C]


MUNICIPAL FUNDS - CLASS B


                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+




   HIGH              5.64%          5.99%         8.63%         1.87%         5.64%         33.78%          121.85%
   INCOME
   MUNICIPAL
   - CLASS B
   [B]

   HIGH              0.64%          5.67%         8.63%         -3.10%        0.64%         31.78%          121.85%
   INCOME
   MUNICIPAL
   - CLASS B
   (LOAD
   ADJ.)[A][B]

   MUNICIPAL         7.10%          6.32%         7.77%         2.57%         7.10%         35.83%          111.43%
   BOND -
   CLASS B [D]

   MUNICIPAL         2.10%          6.01%         7.77%         -2.43%        2.10%         33.90%          111.43%
   BOND -
   CLASS B
   (LOAD
   ADJ.)[A][D]

   INTERMEDIA        6.04%          5.04%         6.29%         1.01%         6.04%         27.85%          83.97%
   TE
   MUNICIPAL
   INCOME -
   CLASS B [C]

   INTERMEDIA        3.04%          5.04%         6.29%         -1.96%        3.04%         27.85%          83.97%
   TE
   MUNICIPAL
   INCOME -
   CLASS B
   (LOAD
   ADJ.)[A][C]


STATE MUNICIPAL FUNDS - CLASS B


                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+




   CALIFORNIA        5.51%          N/A           2.10%         1.14%         5.51%         N/A                2.51%
   MUNICIPAL
   INCOME -
   CLASS B [B]

   CALIFORNIA        0.51%          N/A           -1.19%        -3.83%        0.51%         N/A                -1.43%
   MUNICIPAL
   INCOME -
   CLASS B
   (LOAD
   ADJ.)[A][B]

   NEW YORK          5.47%          N/A           6.24%         1.36%         5.47%         N/A                10.81%
   MUNICIPAL
   INCOME -
   CLASS B [B]

   NEW YORK          0.47%          N/A           3.96%         -3.59%        0.47%         N/A                6.81%
   MUNICIPAL
   INCOME -
   CLASS B
   (LOAD
   ADJ.)[A][B]


EQUITY FUNDS - CLASS C

                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+



   TECHNOQU          N/A             N/A          N/A           N/A           N/A          N/A              -0.40%
   ANT
   GROWTH -
   CLASS C [C]

   TECHNOQU          N/A             N/A          N/A           N/A           N/A          N/A              -1.40%
   ANT
   GROWTH -
   CLASS C
   (LOAD ADJ.)
   [A][C]

   MID CAP -         9.09%           N/A          17.28%        5.61%         9.09%        N/A              22.62%
   CLASS C [C]

   MID CAP -         8.09%           N/A          17.28%        4.61%         8.09%        N/A              22.62%
   CLASS C
   (LOAD ADJ.)
   [A][C]

   EQUITY            13.94%          18.15%        18.79%        5.68%        13.94%        130.21%          459.32%
   GROWTH -
   CLASS C[C]

   EQUITY            12.94%          18.15%        18.79%        4.68%        12.94%        130.21%          459.32%
   GROWTH -
   CLASS C
   (LOAD ADJ.)
   [A][C]

   GROWTH            20.28%          17.37%        20.73%        10.50%        20.28%        122.72%          494.13%
   OPPORTUNIT
   IES - CLASS
   C[B]

   GROWTH            19.28%          17.37%        20.73%        9.50%         19.28%        122.72%          494.13%
   OPPORTUNIT
   IES - CLASS
   C
   (LOAD
   ADJ.)[A][B]

   LARGE CAP         20.85%          N/A           18.94%        6.07%         20.85%        N/A              24.84%
   - CLASS C
   [C]

   LARGE CAP         19.85%          N/A           18.94%        5.07%         19.85%        N/A              24.84%
   - CLASS C
   (LOAD ADJ.)
   [A][C]

   GROWTH &          N/A             N/A           N/A           N/A           N/A           N/A              8.81%
   INCOME -
   CLASS C [C]

   GROWTH &          N/A             N/A           N/A           N/A           N/A           N/A              7.81%
   INCOME -
   CLASS C
   (LOAD ADJ.)
   [A][C]

   EQUITY            19.13%          17.38%        12.84%        8.91%         19.13%        122.82%          234.71%
   INCOME -
   CLASS C [C]

   EQUITY            18.13%          17.38%        12.84%        7.91%         18.13%        122.82%          234.71%
   INCOME -
   CLASS C
   (LOAD ADJ.)
   [A][C]

   BALANCED          16.04%          9.35%         11.15%        8.99%         16.04%        56.38%           187.85%
   - CLASS
   C[B]

   BALANCED          15.04%          9.35%         11.15%        7.99%         15.04%        56.38%           187.85%
   - CLASS C
   (LOAD
   ADJ.)[A][B]


TAXABLE BOND FUNDS - CLASS C


                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+


   HIGH YIELD        8.98%          11.46%        13.00%        2.99%         8.98%         72.06%         239.41%
   - CLASS
   C[B]

   HIGH YIELD        7.98%          11.46%        13.00%        1.99%         7.98%         72.06%         239.41%
   - CLASS C
   (LOAD
   ADJ.)[A][B]

   STRATEGIC         13.22%         N/A           13.99%        4.28%         13.22%          N/A             41.82%
   INCOME -
   CLASS C [D]

   STRATEGIC         12.22%         N/A           13.99%        3.28%         12.22%          N/A             41.82%
   INCOME -
   CLASS C
   (LOAD
   ADJ.)[A][D]

   GOVERNME          5.18%          5.97%         7.19%         0.70%         5.18%           33.63%          100.26%
   NT
   INVESTMENT
   - CLASS C
   [B]

   GOVERNMEN         4.18%          5.97%         7.19%         -0.30%        4.18%           33.63%          100.26%
   T
   INVESTMENT
   - CLASS C
   (LOAD ADJ.)
   [A][B]

   INTERMEDIA        5.86%          5.84%         7.68%         0.70%         5.86%           32.85%          109.58%
   TE BOND -
   CLASS C [C]

   INTERMED
IATE                 4.86%          5.84%         7.68%         -0.30%        4.86%           32.85%          109.58%
   BOND -
   CLASS C
   (LOAD ADJ.)
   [A][C]

   SHORT             5.82%          5.34%         7.00%         2.12%         5.82%           29.71%          91.87%
   FIXED-INCO
   ME - CLASS
   C [B]

   SHORT             4.82%          5.34%         7.00%         1.12%         4.82%           29.71%          91.87%
   FIXED-INCO
   ME - CLASS
   C
   (LOAD
   ADJ.)[A][B]


MUNICIPAL FUNDS - CLASS C


                     AVERAGE ANNUAL TOTAL RETURN [F]          CUMULATIVE TOTAL RETURN [F]

                  PAST 1 YEAR    PAST 5 YEARS  10 YEARS/     PAST 6 MONTHS PAST 1 YEAR   PAST 5 YEARS    10 YEARS/
                                               LIFE OF FUND+                                            LIFE OF FUND+


   HIGH              5.64%          5.99%         8.63%         1.87%         5.64%         33.78%          121.85%
   INCOME
   MUNICIPAL
   - CLASS C
   [B]

   HIGH              4.64%          5.99%         8.63%         0.87%         4.64%         33.78%          121.85%
   INCOME
   MUNICIPAL
   - CLASS C
   (LOAD
   ADJ.)[A][B]

   INTERMEDIA        6.04%          5.04%         6.29%         1.01%         6.04%         27.85%          83.97%
   TE
   MUNICIPAL
   INCOME -
   CLASS C [C]

   INTERMEDIA        5.04%          5.04%         6.29%         0.01%         5.04%         27.85%          83.97%
   TE
   MUNICIPAL
   INCOME -
   CLASS C
   (LOAD
   ADJ.)[A][C]


   + LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (NOVEMBER 18, 1987 FOR GROWTH OPPORTUNITIES; OCTOBER 31, 1994 FOR STRATEGIC INCOME; SEPTEMBER 16, 1987 FOR SHORT FIXED-INCOME AND HIGH INCOME MUNICIPAL; MARCH 16, 1994 FOR SHORT-INTERMEDIATE MUNICIPAL INCOME; AUGUST 21, 1995 FOR NEW YORK MUNICIPAL INCOME; FEBRUARY 20, 1996 FOR MID CAP, LARGE CAP, AND CALIFORNIA MUNICIPAL INCOME; AND DECEMBER 31, 1996 FOR TECHNOQUANT GROWTH AND GROWTH & INCOME) THROUGH THE SEMIANNUAL PERIODS ENDED 1997 (THROUGH THE ANNUAL PERIOD ENDED 1997 FOR MORTGAGE SECURITIES).
   [A] LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS A'S MAXIMUM FRONT-END SALES CHARGE OF 5.75% FOR THE EQUITY FUNDS; 4.75% FOR THE BOND FUNDS; 3.75% FOR THE INTERMEDIATE-TERM BOND FUNDS; AND 1.50% FOR THE SHORT-TERM BOND FUNDS. LOAD ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING CLASS T'S MAXIMUM FRONT-END SALES CHARGE OF 3.50% FOR THE EQUITY FUNDS AND BOND FUNDS; 2.75% FOR THE INTERMEDIATE-TERM BOND FUNDS; AND 1.50% FOR THE SHORT-TERM BOND FUNDS.
    CLASS B'S AND CLASS C'S CDSC INCLUDED IN THE TOTAL RETURN FIGURES ARE CALCULATED PURSUANT TO THE CDSC INFORMATION BEGINNING ON PAGE
 .
   [B] PERIOD ENDED APRIL 30, 1997.
   [C] PERIOD ENDED MAY 31, 1997.
   [D] PERIOD ENDED JUNE 30, 1997.
   [E] PERIOD ENDED JULY 31, 1997.
   [F] INITIAL OFFERING OF CLASS A FOR EACH FUND (EXCEPT MORTGAGE SECURITIES, MUNICIPAL BOND, TECHNOQUANT GROWTH, AND GROWTH & INCOME) TOOK PLACE ON SEPTEMBER 3, 1996. CLASS A RETURNS PRIOR TO SEPTEMBER 3, 1996 (EXCEPT FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME) ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996) FOR EQUITY FUNDS AND 0.15% FOR SHORT-TERM BOND FUNDS. IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996 FOR THE EQUITY FUNDS WOULD HAVE BEEN HIGHER.
    FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME, RETURNS FROM SEPTEMBER 3, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996) FOR EQUITY GROWTH AND EQUITY INCOME AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS A RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996 THROUGH SEPTEMBER 10, 1992 WOULD HAVE BEEN HIGHER AND TOTAL RETURNS PRIOR TO SEPTEMBER 10, 1992 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS A, CLASS T, AND CLASS B OF MORTGAGE SECURITIES TOOK PLACE ON MARCH 3, 1997. CLASS A, CLASS T, AND CLASS B RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S, CLASS T'S, AND CLASS B'S RESPECTIVE 12B-1 FEES HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS A OF MUNICIPAL BOND TOOK PLACE ON MARCH 3, 1997. CLASS A RETURNS PRIOR TO MARCH 3, 1997 THROUGH JULY 1, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. CLASS A RETURNS PRIOR TO JULY 1, 1996 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 THROUGH JULY 1, 1996 WOULD HAVE BEEN HIGHER AND TOTAL RETURNS PRIOR TO JULY 1, 1996 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS T AND CLASS B OF MUNICIPAL BOND TOOK PLACE ON JULY 1, 1996. CLASS T AND CLASS B RETURNS PRIOR TO JULY 1, 1996 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS T'S AND CLASS B'S RESPECTIVE 12B-1 FEES HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JULY 1, 1996 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS T OF EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON SEPTEMBER 10, 1992. CLASS T RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS T'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 10, 1992 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF EQUITY GROWTH TOOK PLACE ON DECEMBER 31, 1996. CLASS B RETURNS PRIOR TO DECEMBER 31, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). CLASS B RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF BALANCED TOOK PLACE ON DECEMBER 31, 1996. CLASS B RETURNS PRIOR TO DECEMBER 31, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF GROWTH OPPORTUNITIES TOOK PLACE ON MARCH 3, 1997. CLASS B RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50%(0.65% PRIOR TO JANUARY 1,
1996). IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A12B-1 FEE OF 0.65% FOR EQUITY INCOME, AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS B RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF STRATEGIC OPPORTUNITIES TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF HIGH YIELD, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.
    CLASS C OF EACH FUND (EXCEPT STRATEGIC OPPORTUNITIES, MORTGAGE SECURITIES, MUNICIPAL BOND, SHORT-INTERMEDIATE MUNICIPAL INCOME, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME) IS EXPECTED TO COMMENCE OPERATIONS ON OR ABOUT NOVEMBER 3, 1997.
    CLASS C RETURNS FOR TECHNOQUANT GROWTH, MID CAP, LARGE CAP, AND GROWTH & INCOME FOR THE PERIOD ENDED MAY 31, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%.
    CLASS C RETURNS FOR STRATEGIC INCOME FOR THE PERIOD ENDED JUNE 30, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 0.90%(1.00% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS AFTER DECEMBER 31, 1995 WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR EQUITY GROWTH FROM MAY 31, 1997 THROUGH DECEMBER 31, 1996 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO DECEMBER 31, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). CLASS C RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR GROWTH OPPORTUNITIES FROM APRIL 30, 1997 THROUGH MARCH 3, 1997 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO MARCH 3, 1997 WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR BALANCED FROM APRIL 30, 1997 THROUGH DECEMBER 31, 1996 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00%. CLASS C RETURNS PRIOR TO DECEMBER 31, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO DECEMBER 31, 1996 WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR HIGH YIELD, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL FROM APRIL 30, 1997 THROUGH JUNE 30, 1994 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 0.90% (1.00% PRIOR TO JANUARY 1, 1996). CLASS C RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO APRIL 30, 1997 THROUGH DECEMBER 31, 1995 AND PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR SHORT FIXED-INCOME FOR THE PERIOD ENDED APRIL 30, 1997 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.15%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME FROM MAY 31, 1997 THROUGH JUNE 30, 1994 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00% FOR EQUITY INCOME AND 0.90% (1.00% PRIOR TO JANUARY 1, 1996) FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS C RETURNS PRIOR TO JUNE 30, 1994 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65% FOR EQUITY INCOME AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS C RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS FOR EQUITY INCOME PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME PRIOR TO MAY 31, 1997 THROUGH DECEMBER 31, 1995 AND PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.
The exclusion of any applicable sales charge from a performance calculation produces a higher return.
If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year. Average annual and cumulative total returns usually will include the effect of paying the maximum applicable sales charge.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
This difference may be significant for funds whose investments are denominated in foreign securities.
In calculating yield, a fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
THE COMPETITIVE FUNDS AVERAGE is each fund's applicable Lipper Funds Average, which reflects the performance of mutual funds with similar objectives. These averages, published by Lipper Analytical Services, Inc., exclude the effect of sales loads.
STANDARD & POOR'S 500 INDEX (S&P 500   (registered trademark))     is
a widely recognized, unmanaged index of common stocks.
STANDARD & POOR'S MIDCAP 400 INDEX is a widely recognized, unmanaged index of 400 medium-capitalization stocks.
MERRILL LYNCH HIGH YIELD MASTER INDEX is a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default.
LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. SALOMON BROTHERS MORTGAGE INDEX is a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae and Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae and FHLMC balloon mortgages with fixed-rate coupons.
SALOMON BROTHERS TREASURY/AGENCY INDEX is a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year.
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.
Unlike each class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
Each class of each equity fund may quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please contact your
investment professional    or, if you are investing through a
broker-dealer or insurance representative, call 1-800-522-7297 or, if you are investing through a bank representative, call
1-800-843-3001    .
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. TechnoQuant Growth, Equity Growth, Mid Cap, Large Cap, and Growth & Income are diversified funds of Fidelity Advisor Series I, a Massachusetts business trust organized on June 24, 1983. Growth Opportunities, Balanced, High Yield, Government Investment, and Short Fixed-Income are diversified funds and Strategic Income is a non-diversified fund of Fidelity Advisor Series II, a Massachusetts business trust organized on April 23, 1986. Equity Income is a diversified fund of Fidelity Advisor Series III, a Massachusetts business trust organized on May 17, 1982. Intermediate Bond is a diversified fund of Fidelity Advisor Series IV, a Massachusetts business trust organized on May 6, 1983. High Income Municipal is a diversified fund and California Municipal Income and New York Municipal Income are non-diversified funds of Fidelity Advisor Series V, a Massachusetts business trust organized on April 23, 1986. Intermediate Municipal Income is a diversified fund and Short-Intermediate Municipal Income is a non-diversified fund of Fidelity Advisor Series VI, a Massachusetts business trust organized on June 1, 1983. Strategic Opportunities is a diversified fund of Fidelity Advisor Series VIII, a Massachusetts business trust organized on September 22, 1983. Mortgage Securities is a diversified fund of Fidelity Income Fund, a Massachusetts business trust organized on August 7, 1984. Municipal Bond is a diversified fund of Fidelity Municipal Trust, a Massachusetts business trust organized on June 22, 1984. Each trust is an open-end management investment company. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which chooses each fund's investments and handles its business affairs. FMR chooses investments with the assistance of foreign affiliates for all funds except Government Investment, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short Fixed-Income.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short Fixed-Income.
(small solid bullet) Fidelity International Investment Advisors
(FIIA), in Pembroke, Bermuda, serves as a sub-adviser for Strategic
Income.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for Strategic Income.
(small solid bullet) Fidelity Investment Japan Limited (FIJ), in Tokyo, Japan serves as a sub-adviser for Strategic Income.
As of September 30, 1997, FMR advised funds having approximately    33
    million shareholder accounts with a total value of more than
$   521     billion.
John Avery is associate manager of Advisor Balanced, which he has managed since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
John Carlson is Vice President and    lead     manager of Advisor
Strategic Income, which he has managed since August 1995. He also manages several other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was Executive Director of emerging markets at Lehman Brothers International from 1992 through 1995.
Robert Chow is manager of Advisor Equity Income, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989, Mr. Chow has worked as an analyst, portfolio
assistant   ,     and manager.
Katherine Collins is manager of Advisor Mid Cap, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1990, Ms. Collins has worked as an analyst and manager.
Bettina Doulton is Vice President and lead manager of Advisor Balanced, which she has managed since March 1996. She also manages other Fidelity funds. Since joining Fidelity in 1986, Ms. Doulton has
worked as a research assistant, analyst   ,     and manager.
Andrew Dudley is manager of Advisor Short Fixed-Income, which he has
managed since February 1997.    Prior to joining Fidelity as a manager
in 1996, Mr. Dudley     was a portfolio manager with Putnam
Investments from 1991 to 1996.
Margaret Eagle is Vice President and manager of Advisor High Yield and Advisor Strategic Income, which she has managed since January 1987 and
January 1996, respectively.    Ms. Eagle manages the high yield
investments for Advisor Strategic Income. In addition    , she is a
Senior Vice President of Fidelity Trust Company. Ms. Eagle joined Fidelity in 1980.
George Fischer is Vice President and manager of Advisor Municipal Bond and Advisor High Income Municipal, which he has managed since October 1995 and April 1997, respectively. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.
Kevin Grant is Vice President and manager of Advisor Intermediate Bond and Advisor Balanced, which he has managed since October 1995 and March 1996, respectively. Mr. Grant manages the fixed-income investments for Advisor Balanced. He also manages several other Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was a vice president and chief mortgage strategist at Morgan Stanley for three years.
Brian Hogan is manager of Advisor Strategic Income   '    s emerging
market securities   , which he has managed since September 1997.
Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income
analyst, research analyst   ,     and manager. Previously, he worked
as an analyst for Conseco Capital Management from 1993 to 1994 and Aegon USA Investment Management from 1990 to 1993.
Curt Hollingsworth is Vice President and manager of Advisor Government Investment and Advisor Strategic Income, both of which he has managed since February 1997. Mr. Hollingsworth manages the domestic investment-grade and U.S. Government investments for Advisor Strategic Income. He also manages several other Fidelity funds. Since joining Fidelity in 1983, Mr. Hollingsworth has worked as a fixed-income trader and portfolio manager.
Jonathan Kelly is manager of Advisor Strategic Income   '    s foreign
bond investments in developed markets, which he has managed since January 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1991, Mr. Kelly has worked as a foreign bond analyst and manager.
Tim Krochuk is manager of Advisor TechnoQuant Growth, which he has managed since inception. He also manages another Fidelity fund. Previously, he was a quantitative analyst. Mr. Krochuk joined Fidelity as a research associate in 1992, after receiving a bachelor of arts degree in economics/pre-med from Harvard University.
Harris Leviton is Vice President and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1986, he has worked as an analyst and manager.
Norm Lind is Vice President and manager of Advisor New York Municipal Income and Advisor Short-Intermediate Municipal Income, which he has managed since August 1995 and October 1995, respectively. He also
manages    several     other Fidelity funds. Since joining Fidelity in
1986, Mr. Lind has worked as an analyst and manager.
David Murphy is Vice President and manager of Advisor Intermediate Municipal Income, which he has managed since March 1995. He also manages several other Fidelity funds. Mr. Murphy joined Fidelity as a portfolio manager in 1989.
Jonathan Short is Vice President and manager of Advisor California Municipal Income, which he has managed since inception. He also manages several other Fidelity funds. Since joining Fidelity in 1990, Mr. Short has worked as an analyst and manager.
Thomas Silvia is manager of Advisor Mortgage Securities   .     He
h   as     been a co-manager of the fund since February 1997. Mr.
Silvia joined Fidelity as a senior mortgage trader in 1993. Previously, he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.
Thomas Sprague is Vice President and manager of Advisor Large Cap, which he has managed since March 1996. He also manages another Fidelity fund. Since joining Fidelity in 1989, he has worked as an analyst and manager.
Beth Terrana is Vice President and manager of Advisor Growth & Income, which she has managed since inception. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an
analyst, portfolio assistant   ,     and manager.
Jennifer Uhrig is Vice President and manager of Advisor Equity Growth, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.
George Vanderheiden is Vice President and manager of Advisor Growth Opportunities, which he has managed since November 1987. He also manages several other Fidelity funds. Mr. Vanderheiden joined Fidelity in 1971.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for each class of the Equity Funds, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income. UMB Bank, n.a. (UMB) is the transfer agent for High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, although it employs FIIOC to perform these functions for each class of each fund. UMB is located at 1010 Grand Avenue, Kansas City, Missouri.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
Fidelity International Limited (FIL), is the parent company of FIIA,
FIJ, and FIIA(U.K.)L   .     The Johnson family group also owns,
directly or indirectly, more than 25% of the voting common stock of
FIL.
As of September 30, 1997, approximately    41.85    % and
   29.83    % of    California Municipal Income's and New York
Municipal Income's     total outstanding shares, respectively, were
held by an FMR affiliate   .
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
   T    he value of each fund's domestic and foreign investments
varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate based on changes in interest rates, market conditions, other economic and political news, and on their quality and maturity. In general, bond prices rise when interest rates fall, and fall when interest rates rise. This effect is more pronounced for longer-term securities. Lower-quality securities offer higher yields, but also carry more risk.
Funds which invest in foreign securities have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for funds that invest in emerging markets. Also, because many of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of investment techniques to either increase or decrease a fund's investment exposure to any currency.
The total return from a bond includes both income and price gains or losses. In selecting investments for a bond fund, FMR considers a bond's expected income together with its potential for price gains or losses. While income is generally the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.
FMR generally focuses on assembling a portfolio of bonds that it believes will provide the best balance between risk and return within the range of eligible investments for the fund. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. When you sell your shares, they may be worth more or less than what you paid for them.
TECHNOQUANT GROWTH FUND seeks growth of capital by investing mainly in common stocks. However, the fund has the flexibility to invest in other types of equity securities and debt securities as well. The fund's security selection process utilizes computer-aided, quantitative analysis. FMR's computer models use many types of data, but emphasize technical factors such as historical price and volume relationships. Fundamental criteria, such as earnings estimates, and dividend yield may also be considered.
FMR's emphasis on technical analysis can result in the fund holding different types of stocks at different times. For example, the fund may hold stocks of companies with large or small market capitalization or high or low price/earnings ratios. The fund's focus may change rapidly based on FMR's analysis of the most current information. At times, the fund may be concentrated in a small number of market sectors or securities.
MID CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
Medium market capitalization companies are those whose market capitalization falls within the capitalization range of the S&P MidCap 400 at the time of the fund's investment. The S&P MidCap 400 Index is an unmanaged index of medium-capitalization stocks. Companies whose capitalization falls outside this range after purchase continue to be considered medium-capitalized for purposes of the 65% policy. As of December 31, 1996, the S&P MidCap 400 included companies with capitalizations of between $192 million and $6.5 billion.
Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies. EQUITY GROWTH FUND seeks capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics. FMR normally invests at least 65% of the fund's total assets in common and preferred stock. The fund looks for domestic and foreign companies with above-average growth characteristics compared to the average of the companies included in the S&P 500. The S&P 500 is a registered trademark of Standard & Poor's.
Growth may be measured by factors such as earnings or gross sales. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities. As a general rule, these companies may include smaller, less well-known companies, and companies whose stocks have higher than average price/earnings (P/E) ratios. The market prices of these stocks may be particularly sensitive to economic, market, or company news. FMR may also pursue growth in larger or revitalized companies or companies that hold a strong position in the market. These growth characteristics may be found in mature or declining industries.
GROWTH OPPORTUNITIES FUND seeks capital growth by investing primarily in common stocks and securities convertible into common stocks. FMR normally invests at least 65% of the fund's total assets in securities of companies that FMR believes have long-term growth potential. Although the fund invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The fund may invest in foreign securities without limitation.
STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." FMR normally invests at least 65% of the fund's total assets in these securities. The term "special situation" refers to FMR's identification of an unusual, and possibly non-repetitive, development taking place in a company or a group of companies in an industry.
A special situation may involve one or more of the following characteristics:
(small solid bullet) A technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts.
(small solid bullet) Changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry.
(small solid bullet) New or changed management, or material changes in management policies or corporate structure.
(small solid bullet) Significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations.
(small solid bullet) Other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns.
"Special situations" often involve breaks with past experience. They can be relatively aggressive investments. In seeking capital appreciation, the fund also may invest in securities of companies not involving a special situation, but which are companies with valuable fixed assets and whose securities are believed by FMR to be undervalued in relation to the companies' assets, earnings, or growth potential. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types. FMR defines large market capitalization companies as those with market capitalizations of $1 billion or more at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered large-capitalized for purposes of the 65% policy.
Companies with large market capitalizations typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. These tend to be quality companies with strong management organizations. However, large capitalization companies may have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation. The fund invests mainly in equity securities. The fund expects to invest the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the fund may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.
EQUITY INCOME FUND seeks a yield which exceeds the composite dividend yield of securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining income, the fund will consider the potential for achieving capital appreciation. FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. For purposes of this policy, equity securities are defined as common and preferred stocks. The balance of the fund's assets will tend to be invested in debt securities, a high percentage of which are expected to be convertible into common stocks.
The fund seeks to achieve a yield that beats that of the S&P 500. The fund does not intend to invest in securities of issuers without proven earnings and/or credit histories. Because the fund invests for income, as well as capital appreciation, investors should not expect capital appreciation comparable with funds which seek only capital appreciation. The yield on the fund's assets generally will increase or decrease from year to year in accordance with market conditions and in relation to the changes in yields of the stocks included in the S&P 500.
BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential. FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other fixed-income securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).
The fund may buy securities that are not currently paying income but offer prospects for future income. The fund may invest in securities of foreign issuers. In selecting investments for the fund, FMR will consider such factors as the issuer's financial strength, its outlook for increased dividend or interest payments, and the potential for capital gains.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks. FMR normally invests at least 65% of the fund's total assets in these securities.
The fund may also invest in securities issued or guaranteed by the U.S. Government, any state or any of their respective subdivisions, agencies or instrumentalities, and securities of foreign issuers, including securities of foreign governments. The fund may invest up to 35% of its total assets in equity securities, including common stocks, warrants, and rights.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.
The fund invests primarily in fixed-income securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets.
FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category. There are no absolute limits on the percent of assets invested in each category, however, and FMR reserves the right to change the neutral mix from time to time.
The HIGH YIELD category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities of a quality grade lower than BBB. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental debt securities of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental debt securities of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.
By allocating its investments across different types of fixed-income securities, the fund attempts to moderate the significant risks of each investment category through diversification. Diversification, when successful, can mean higher returns with decreased volatility. However, each of the fund's four investment categories may experience periods of volatile returns, and it is possible for all investment categories to decline at the same time.
MORTGAGE SECURITIES FUND seeks high current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. When consistent with its goal, the fund may also consider the potential for capital gain. FMR normally invests at least 65% of the fund's total assets in mortgage-related securities. The fund may also invest in U.S. Government securities and instruments related to U.S. Government securities. Instruments related to U.S. Government securities may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between two and 10 years. However, the reaction of mortgage securities to changes in interest rates can be difficult to predict since mortgage securities are subject to prepayment of principal and can be structured in a complex manner. As of July 31, 1997, the fund's dollar-weighted
average maturity was approximately    5.8     years.
GOVERNMENT INVESTMENT FUND seeks high current income by investing in U.S. Government securities and instruments related to U.S. Government securities under normal conditions. FMR normally invests the fund's assets only in U.S. Government securities, repurchase agreements, and other instruments related to U.S. Government securities. Under normal conditions, FMR invests at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties. It is important to note that neither the fund nor its yield is guaranteed by the U.S. Government.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between five and 12 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 8.5 years.
INTERMEDIATE BOND FUND seeks high current income by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. When consistent with its primary objective, the fund may also seek capital appreciation. Although the fund can invest in securities of any maturity, the fund normally maintains a dollar-weighted average maturity between three and 10 years.
In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. As of November 30, 1996, the fund's dollar-weighted average maturity was approximately 5.7 years.
SHORT FIXED-INCOME FUND seeks high current income, consistent with the preservation of capital, by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. Where appropriate the fund will take advantage of opportunities to realize capital appreciation. FMR normally invests at least 65% of the fund's total assets in fixed-income securities of all types which may include convertible and zero coupon securities.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of three years or less under normal conditions. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 2.2 years.
HIGH INCOME MUNICIPAL FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. The fund may also invest up to 35% of its assets in below investment-grade securities. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
MUNICIPAL BOND FUND seeks a high level of current income that is free from federal income tax, consistent with preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of December 31, 1996, the fund's dollar-weighted average maturity was approximately 12.4 years.
INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with the preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three and 10 years under normal conditions. FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and 10 years. As of November 30, 1996, the fund's dollar-weighted average maturity was approximately
8.6 years.
SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between two and five years under normal conditions. As of November 30, 1996, the fund's dollar-weighted average maturity was approximately 3.4 years. CALIFORNIA MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax and California state personal income tax by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in securities whose interest is free from federal and California income taxes. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 14.4 years.
The performance of California Municipal Income is affected by the economic and political conditions within the state of California. California suffered a severe economic recession between 1990-1993, which resulted in broad-based revenue shortfalls for the State and many local governments. California's fiscal condition has improved as its economy has been in a sustained recovery since 1994. During the recession, the State substantially reduced local assistance, and further reductions could adversely affect the financial condition of cities, counties and other government agencies facing constraints in their own revenue collections. California's long-term credit rating stabilized after having been reduced in the past several years. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives could result in adverse consequences affecting California municipal bonds.
NEW YORK MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax and New York State and City personal income taxes by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in securities whose interest is free from federal and New York State and City personal income taxes. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 13.3 years.
The performance of New York Municipal Income is affected by the economic and political conditions within the state of New York. Both New York City and State have recently experienced significant financial difficulty, and both the City's and the State's credit ratings are among the lowest in the country.
TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to its investment strategy.
Each of the Equity Funds, High Yield, and Strategic Income reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes. Each of Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income do not expect to invest in federally taxable obligations. California Municipal Income and New York Municipal Income do not expect to invest in federally or state taxable obligations. Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, this limitation does not apply to securities of other investment companies. DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes. In addition, bond prices are also affected by the credit quality of the issuer.
Lower-quality debt securities are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty. Lower-quality securities may be thinly traded, making them difficult to sell promptly at an acceptable price. Adverse publicity and changing investor perceptions may affect the ability to obtain prices for, or to sell these securities.
The default rate of lower-quality debt securities is likely to be higher when issuers have difficulty meeting projected goals or obtaining additional financing. This could occur during economic recessions or periods of high interest rates. If an issuer defaults, the fund may try to protect the interests of security holders if it determines such action to be in the interest of its shareholders.
The table below provides a summary of ratings assigned to debt holdings (not including money market instruments) in the funds' portfolios. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended 1996, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
FISCAL YEAR ENDED 1996 DEBT HOLDINGS (AS A % OF INVESTMENTS), BY
RATING

                                     MID** EQUITY** GROWTH* STRATEGIC*** LARGE** EQUITY** BALANCED HIGH* STRATEGIC HIGH
                                     CAP   GROWTH   OPPORTU OPPORT                                       ***       INCOME*
S&P Rating                                          NITIES  UNITIES      CAP     INCOME

   *     YIELD INCOME    MUNICIPAL
(AVERAGE OF    TOTAL INVESTMENTS)
INVESTMENT GRADE
HIGHEST QUALITY                  AAA
HIGH QUALITY                      AA --    --       15.44%  6.43%        --      2.80%    31.90%   --     40.55%    27.16%
UPPER-MEDIUM GRADE                 A
MEDIUM GRADE                     BBB --    --       --      --                   --       3.26%    0.30%  0.57%     22.24%
LOWER QUALITY
MODERATELY SPECULATIVE            BB --    --       --      --           --      0.45%    0.56%    11.90% 8.33%     9.89%
SPECULATIVE                        B 0.06% --       --      --           --      0.06%    1.96%    47.80% 27.31%    0.53%
HIGHLY SPECULATIVE               CCC --      --     --      --           --      --       0.25%    5.40%  2.20%     --
POOR QUALITY                      CC --    --       --      --           --      --       --       --     --        --
LOWEST QUALITY, NO INTEREST        C
IN DEFAULT, IN ARREARS             D --    --       --      --           --      --       --       0.10%  --        0.38%

                                     MID   EQUITY   GROWTH  STRATEGIC    LARGE   EQUITY   BALANCED HIGH  STRATEGIC HIGH
                                     CAP   GROWTH   OPPORTU OPPORT                                                 INCOME
S&P Rating                                          NITIES  UNITIES      CAP     INCOME            YIELD INCOME    MUNICIPAL
   (AVERAGE OF TOTAL INVESTMENTS)
INVESTMENT GRADE
HIGHEST QUALITY                  AAA
HIGH QUALITY                      AA  --    --      15.44%  6.43%        --      2.80%    33.87%    --    39.06%   26.58%
UPPER-MEDIUM GRADE                 A
MEDIUM GRADE                     BAA  --    --      --      --           --      0.02%    2.29%     0.10% 0.18%    22.72%
LOWER QUALITY
MODERATELY SPECULATIVE            BA  --    --      --      --           --      0.25%    0.94%     8.60% 7.21%    9.19%
SPECULATIVE                        B  --    --      --      0.21%        --      0.26%    2.29%  48.90% 2   1    .31% 0.18%
HIGHLY SPECULATIVE               CAA  --    --      --      --           --      --       0.12%     9.70% 3.23%    0.60%
POOR QUALITY                      CA  --    --      --      --           --      --       --        0.03% 0.02%    --
LOWEST QUALITY, NO INTEREST        C  --    --      --      --           --      --       --        --    --       --
IN DEFAULT, IN ARREARS           ---  --    --      --      --           --      --       --        --    --       --

   * FISCAL YEAR ENDED OCTOBER 31, 1996.
   ** FISCAL YEAR ENDED NOVEMBER 30, 1996.
   *** FISCAL YEAR ENDED DECEMBER 31, 1996.
   REFER TO THE APPENDIX FOR A MORE COMPLETE DISCUSSION OF THESE
RATINGS.
   THE FUNDS DO NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH THEIR DEBT QUALITY POLICIES. SECURITIES NOT RATED BY MOODY'S AND S&P AMOUNTED TO 0.76% OF
   BALANCED'S INVESTMENTS, 1.02% OF STRATEGIC OPPORTUNITIES' INVESTMENTS, 7.68% OF HIGH YIELD'S INVESTMENTS, 8.98% OF STRATEGIC INCOME'S INVESTMENTS, AND 27.02% OF HIGH INCOME
   MUNICIPAL'S INVESTMENTS. THESE PERCENTAGES MAY INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS, AS WELL AS UNRATED SECURITIES. UNRATED LOWER-QUALITY SECURITIES
   AMOUNTED TO 0.76% OF BALANCED'S INVESTMENTS, 1.02% OF STRATEGIC OPPORTUNITIES' INVESTMENTS, 7.68% OF HIGH YIELD'S INVESTMENTS, 8.97% OF STRATEGIC INCOME'S INVESTMENTS, AND 24.84% OF
   HIGH INCOME MUNICIPAL'S INVESTMENTS.
   FOR FOREIGN GOVERNMENT OBLIGATIONS NOT INDIVIDUALLY RATED BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION, FMR ASSIGNS THE RATING OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.

RESTRICTIONS: For all of the Equity Funds, purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.
Each of Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
TechnoQuant Growth currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.
Each of Mortgage Securities, Short Fixed-Income, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps Credit Rating Co. (Duff & Phelps), or Fitch Investors Service, L.P. (Fitch), or is unrated but judged by FMR to be of equivalent quality.
Intermediate Bond invests only in investment-grade securities, and will limit its investments in medium quality securities to 5% of its assets. A security is considered to be investment-grade or medium quality if it is rated investment-grade or medium quality, respectively, by Moody's, S&P, Duff & Phelps, or Fitch, or is unrated but judged by FMR to be of equivalent quality.
High Income Municipal currently intends to limit its investment in below investment-grade securities to less than 35% of its assets and does not currently intend to invest more than 10% of its total assets in bonds that are in default. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps, or Fitch, or is unrated but judged by FMR to be of equivalent quality.
Municipal Bond invests only in investment-grade securities. A security is considered to be investment-grade if it is judged by FMR to be of equivalent quality to securities rated Baa or BBB or higher by Moody's or S&P, respectively. However, the fund will limit its investments in medium quality securities as judged by FMR to one-third of its total assets; will not purchase securities rated below Baa or BBB by Moody's or S&P, respectively; and will not invest more than 20% of its total assets in securities not rated by Moody's and S&P.
U.S. GOVERNMENT SECURITIES are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, housing, transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
STATE MUNICIPAL SECURITIES include municipal obligations issued by the state of California or New York or their respective counties, municipalities, authorities, or other subdivisions. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state.
Other state municipal securities include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, Puerto Rico, and their political subdivisions and public corporations. The economy of Puerto Rico is closely linked to the U.S. economy and will be affected by the strength of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax incentives.
OTHER INSTRUMENTS may include securities of closed-end investment companies.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
ASSET-BACKED SECURITIES include interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities, debt securities, or consumer loans. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk.
MORTGAGE SECURITIES include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities.
The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.
RESTRICTIONS: Government Investment does not currently intend to invest more than 40% of its assets in mortgage securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move in the opposite direction from a benchmark, making the security's market value more volatile.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) an instrument to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. Demand features and standby commitments are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: Each fund (except High Yield and Strategic Income) may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
Each of High Yield and Strategic Income may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: California Municipal Income and New York Municipal Income do not currently intend to invest in a money market fund. High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income do not currently intend to invest in repurchase agreements.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies. Strategic Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund does not invest more than 25% of its total assets in any issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
A fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets; however, Government Investment, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income do not currently intend to make loans. FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
TECHNOQUANT GROWTH FUND seeks capital growth.
MID CAP FUND seeks long-term growth of capital.
EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.
GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.
STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." Under normal conditions, the fund will invest at least 65% of its total assets in companies involving a special situation. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long-term growth of capital.
GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.
EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.
BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.
MORTGAGE SECURITIES FUND seeks a high level of current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. In seeking current income, the fund may also consider the potential for capital gain.
GOVERNMENT INVESTMENT FUND seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.
INTERMEDIATE BOND FUND seeks to provide a high rate of income through investment primarily in investment-grade fixed-income obligations. SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital, by investing primarily in a broad range of investment-grade fixed-income securities. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.
HIGH INCOME MUNICIPAL FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.
MUNICIPAL BOND FUND seeks to provide as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund invests in a diversified portfolio of municipal bonds. The fund will invest primarily in municipal bonds judged by FMR to be of high-grade or upper-medium-grade quality, although it may invest up to one-third of its total assets in bonds judged to be of medium-grade quality if they are suitable for achieving its investment objective. The fund's standards for high-grade, upper-medium-grade, and medium-grade obligations are essentially the same as Moody's and S&P's four highest categories of Baa or BBB and above. The fund will not invest in any bond rated lower than Baa by Moody's or BBB by S&P, but may invest up to 20% of its total assets in bonds not rated by either of these rating services if FMR judges them to meet the fund's quality standards. The fund will normally invest at least 80% of its assets in municipal securities whose interest is exempt from federal income tax. INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. The fund normally invests at least 80% of its assets in securities whose interest is free from federal income tax.
SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.
CALIFORNIA MUNICIPAL INCOME FUND seeks a high level of current income free from federal income tax and California state personal income tax by investing primarily in municipal securities. The fund normally invests at least 80% of its assets in securities whose interest is free from federal and California income taxes.
NEW YORK MUNICIPAL INCOME FUND seeks a high level of current income free from federal income tax and New York State and City personal income taxes by investing primarily in municipal securities. The fund normally invests at least 80% of its assets in securities whose interest is free from federal and New York State and City personal income taxes.
With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer. These limitations do not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services for certain of the funds. Each fund
also pays OTHER EXPENSES, which are explained on pag   e .
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. Equity Income pays a monthly management fee at an annual rate of 0.50% of its average net assets. For each of TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, the fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets. For Growth Opportunities and Strategic Opportunities, the fee is calculated by taking a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well each fund has performed relative to the S&P 500.
The basic fee rate (calculated monthly) is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Balanced or 0.37% for High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, and it drops as total assets under management increase.
The performance adjustment rate is calculated monthly by comparing Growth Opportunities' and Strategic Opportunities' performance to that of the S&P 500 over the most recent 36-month period. The difference is translated into a dollar amount that is added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is (plus/minus) 0.20% of a fund's average net assets over the performance period.
For the purposes of calculating the performance adjustment for each of Growth Opportunities and Strategic Opportunities, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.
The following table states the management fee rate for each fund for its most recent fiscal year end:
                        GROUP           INDIVIDUAL   TOTAL MANAGEMENT
                        FEE RATE        FUND FEE     FEE    RATE
                                        RATE

TECHNOQUANT              0.30%           0.30%        0.60%
GROWTH [A]

MID CAP                  0.30%           0.30%        0.60%

EQUITY GROWTH            0.30%           0.30%        0.61%

GROWTH                   0.30%           0.30%        0.61%
OPPORTUNITIES [B]

STRATEGIC                0.30%           0.30%        0.48%
OPPORTUNITIES [B]

LARGE CAP                0.30%           0.30%        0.60%

GROWTH & INCOME          0.30%           0.20%        0.50%
[A]

EQUITY INCOME            N/A             N/A          0.50%

BALANCED                 0.30%           0.15%[C]     0.50%

HIGH YIELD               0.14%           0.45%        0.60%

STRATEGIC INCOME         0.14%           0.45%        0.59%

MORTGAGE SECURITIES      0.1   4    %    0.30%        0.4   4    %

GOVERNMENT               0.14%           0.30%        0.45%
INVESTMENT

INTERMEDIATE BOND        0.14%           0.30%        0.45%

SHORT FIXED-INCOME       0.14%           0.30%        0.45%

HIGH INCOME              0.14%           0.25%        0.40%
MUNICIPAL FUND

MUNICIPAL BOND           0.14%           0.25%        0.40%
FUND

INTERMEDIATE             0.14%           0.25%        0.40%
MUNICIPAL INCOME

SHORT-INTERMEDIATE       0.14%           0.25%        0.40%
MUNICIPAL INCOME

CALIFORNIA MUNICIPAL     0.14%           0.25%        0.40%
INCOME   [A]

NEW YORK MUNICIPAL       0.14%           0.25%        0.40%
INCOME

[A] ESTIMATED
[B] THE BASIC FEE RATE FOR THE FISCAL YEAR ENDED 1996 WAS 0.61% FOR GROWTH OPPORTUNITIES AND 0.61% FOR STRATEGIC OPPORTUNITIES.
[C] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO REDUCE THE
FUND'S INDIVIDUAL FUND FEE RATE FROM 0.20% TO 0.15%. IF THIS REDUCTION
WERE NOT IN EFFECT, THE TOTAL FEE WOULD HAVE BEEN 0.5   0    %.
FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR
Far East, FIJ and FIIA. FIIA in turn has a sub-advisory agreement with FIIA(U.K.)L. These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and
105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice. The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to
50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIA(U.K.)L a fee equal to 110% of the cost of providing these services.
For the fiscal year ended 1996, FMR, on behalf of each fund with sub-advisory agreements paid FMR U.K., FMR Far East, FIJ, and FIIA fees equal to less than 0.01% of each fund's average net assets.
OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for each class of the Equity Funds, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income (the Taxable Funds).
Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for each class of the Taxable Funds and maintains the general accounting records and administers the securities lending program for the Taxable Funds.
For the fiscal year ended 1997, transfer agency fees (as a percentage of average net assets) for Class A, Class T, and Class B of Mortgage
Securities amounted to    0.22    %,    0.14    %, and    0.57    %,
respectively. Pricing and bookkeeping fees (as a percentage of average
net assets) for Mortgage Securities amounted to    0.04    %. These
amounts are before expense reductions, if any.
For the fiscal year ended 1996, transfer agency and pricing and bookkeeping fees (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.
                     TRANSFER AGENCY FEES PAID BY             PRICING AND
                                                              BOOKKEEPING
                                                              FEES PAID

                     CLASS T                        CLASS B   BY FUND

MID CAP               0.25%                          0.27%     0.05%

EQUITY GROWTH         0.19%                         **         0.02%

GROWTH                0.19%                         ***        0.01%
OPPORTUNITIES

STRATEGIC             0.22%                          0.25%     0.05%
OPPORTUNITIES

LARGE CAP             0.24%                          0.28%     0.22%

EQUITY INCOME         0.20%                          0.22%     0.04%

BALANCED              0.19%                         **         0.02%

HIGH YIELD            0.20%                          0.20%     0.04%

STRATEGIC INCOME      0.22%                          0.20%     0.06%

GOVERNMENT            0.21%                          0.24%     0.04%
INVESTMENT

INTERMEDIATE BOND     0.19%                          0.24%     0.04%

SHORT-FIXED INCOME    0.22%                         *          0.04%

* FUND DOES NOT OFFER CLASS B SHARES.
** CLASS COMMENCED OPERATIONS ON DECEMBER 31, 1996.
***  CLASS COMMENCED OPERATIONS ON MARCH 3, 1997.
UMB is the transfer and service agent for High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income (the Municipal Funds). UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for each class of the Municipal Funds. UMB has also entered into a sub-agreement with FSC. FSC calculates the NAV and dividends for each class of the Municipal Funds, and maintains the general accounting records for each fund. Under the terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by the applicable class.
For the fiscal year ended 1996, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.

                        TRANSFER AGENCY FEES PAID BY              PRICING AND
                                                                  BOOKKEEPING
                                                                  FEES PAID

                        CLASS T                         CLASS B   BY FUND

HIGH INCOME              0.18%                           0.16%     0.04%
MUNICIPAL

MUNICIPAL BOND           0.20%                           0.46%     0.03%

INTERMEDIATE             0.17%                           0.20%     0.08%
MUNICIPAL INCOME

SHORT-INTERMEDIATE       0.20%                           *         0.20%
MUNICIPAL INCOME

CALIFORNIA MUNICIPAL     0.22%                           0.24%     0.18%
INCOME

NEW YORK MUNICIPAL       0.14%                           0.17%     0.10%
INCOME

* FUND DOES NOT OFFER CLASS B SHARES.
Class A shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class A of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class A shares. Class A of the Equity Funds may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds may pay FDC a distribution fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class A of the Equity Funds currently pays FDC a monthly
distribution fee at an annual rate of 0.25%    o    f its average net
assets throughout the month; Class A of each of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.15% of its average net assets throughout the month. Class A distribution fee rates may be increased only when the Trustees believe that it is in the best interests of Class A shareholders to do so.
Class T shares of each fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class T of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class T shares. Class T of TechnoQuant Growth, Mid Cap, Equity Growth, Equity Income, Large Cap, and Growth & Income may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Growth Opportunities, Strategic Opportunities, and Balanced may pay FDC a distribution fee at an annual rate of 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may pay FDC a distribution fee at an annual rate of 0.40% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of Short Fixed-Income may pay FDC a distribution fee at an annual rate of 0.15% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class T of each of the Equity Funds currently pays FDC a monthly distribution fee at an annual rate of 0.50% if its average net assets throughout the month; Class T of each of the Bond Funds and the Intermediate-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.25% of its average net assets throughout the month; and Class T of each of the Short-Term Bond Funds currently pays FDC a monthly distribution fee at an annual rate of 0.15% of its average net assets throughout the month. Class T distribution fee rates for all funds except Short Fixed-Income may be increased only when the Trustees believe that it is in the best interests of Class T shareholders to do so.
Up to the full amount of the Class A and Class T distribution fees may be reallowed to investment professionals, as compensation for their services in connection with the distribution of Class A and Class T shares and for providing support services to Class A and Class T shareholders, based upon the level of such services provided. These services may include, without limitation, answering investor inquiries regarding the funds; providing assistance to investors in changing dividend options, account designations, and addresses; performing subaccounting and maintaining Class A and Class T shareholder accounts; processing purchase and redemption transactions, including automatic investment and redemption of investor account balances; providing periodic statements showing an investor's account balance and integrating other transactions into such statements; and performing other administrative services in support of the shareholder.
Class B shares of each Equity Fund, Bond Fund, and Intermediate-Term Bond Fund have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class B of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class B shares. Class B of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class B of the Equity Funds currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. Class B of each of the Bond Funds and the Intermediate-Term Bond Funds pays FDC a monthly distribution fee at an annual rate of 0.65% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class B distribution fee rates for each of the Bond Funds and Intermediate-Term Bond Funds may be increased only when the Trustees believe that it is in the best interests of Class B shareholders to do so.
In addition, pursuant to each Class B plan, Class B of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class B's average net assets throughout the month. The full amount of the Class B service fee is reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.
Class C shares of each fund (except Strategic Opportunities, Mortgage Securities, Municipal Bond, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income) have adopted a DISTRIBUTION AND SERVICE PLAN. Under the plans, Class C of each fund is authorized to pay FDC a monthly distribution fee as compensation for its services and expenses in connection with the distribution of Class C shares. Class C of each fund may pay FDC a distribution fee at an annual rate of 0.75% of its average net assets, or such lesser amount as the Trustees may determine from time to time. Class C of each fund currently pays FDC a monthly distribution fee at an annual rate of 0.75% of its average net assets throughout the month. After the first year of investment, up to the full amount of the Class C distribution fee may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares.
In addition, pursuant to each Class C plan, Class C of each fund pays FDC a monthly service fee at an annual rate of 0.25% of Class C's average net assets throughout the month. After the first year of investment, the full amount of the Class C service fee is reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts.
The Class A, Class T, Class B, and Class C plans specifically recognize that FMR may make payments from its management fee revenue, past profits, or other resources to FDC for expenses incurred in connection with the distribution of the applicable class's shares, including payments made to investment professionals that provide shareholder support services or engage in the sale of the applicable class's shares. Currently, the Board of Trustees of each fund has authorized such payments.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
The portfolio turnover rate for TechnoQuant Growth is projected to exceed 200% for its first fiscal period ending November 30, 1997. The portfolio turnover rate for Growth & Income is not expected to exceed 200% for its first fiscal period ending November 30, 1997. These rates will vary from year to year.
The portfolio turnover rate for the fiscal year ended 1997 was
   149    % for Mortgage Securities.
The portfolio turnover rate for the fiscal year ended 1996 was 101% for Mid Cap, 76% for Equity Growth, 33% for Growth Opportunities, 151% for Strategic Opportunities, 59% for Large Cap, 78% for Equity Income, 223% for Balanced, 121% for High Yield, 119% for Strategic Income, 153% for Government Investment, 200% for Intermediate Bond, 124% for Short Fixed-Income, 49% for High Income Municipal, 35% for Municipal Bond, 35% for Intermediate Municipal Income, 62% for Short-Intermediate Municipal Income, 21% for California Municipal Income, and 17% for New York Municipal Income.
Portfolio turnover rates vary from year to year. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed at right.
The account guidelines that follow may not apply to certain funds or to certain retirement accounts. For instance, municipal funds are not available for purchase in retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
If you have selected Fidelity Advisor funds as an investment option through an insurance company group pension program, please contact the provider directly.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT (THE FOLLOWING OPTIONS ARE AVAILABLE ONLY FOR TAXABLE
FUNDS)
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 1/2(checkmark)(solid club) with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) SIMPLE IRAS provide small business owners and those with self-employed income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act
(UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened. BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Contact your investment professional.
HOW TO BUY SHARES
       THE PRICE TO BUY ONE SHARE    of Class A or Class T is the
class's offering price or the class's net asset value per share (NAV), depending on whether you pay a front-end sales charge. If you pay a front-end sales charge, your price will be Class A's or Class T's offering price. When you buy Class A or Class T shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in Class A or Class T shares of the fund. If you qualify for a front-end sales charge waiver, your price will be Class A's or Class T's NAV. See "Transactions Details," page , and "Sales Charge Reductions and Waivers," page , for explanations of how and when the sales charge and waivers apply.
   For Class B and Class C, the PRICE TO BUY ONE SHARE is the class's NAV. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC upon redemption. See "Transaction Details," page , for information on how the CDSC is calculated.
   Your s    hares    will be     purchased at the next offering price
or NAV, as applicable, calculated after your order is received and
accepted.    Each class's     offering price and NAV   , as
applicable,     are normally calculated    each business day     at
4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Class A, Class T, Class B, or Class C shares.
IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. If there is no account application accompanying this prospectus, call your investment
professional    or, if you are investing through a broker-dealer or
insurance representative, call 1-800-522-7279 or, if you are investing
through a bank representative, call 1-800-843-3001    .
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you
can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT                           $2,500
For Fidelity Advisor IRA, Rollover IRA,
SEP-IRA        and Keogh accounts            $500
Through regular investment plans*            $1,000
TO ADD TO AN ACCOUNT $250
For Fidelity Advisor IRA, Rollover IRA,
SEP-IRA and Keogh accounts                   $100
Through regular investment plans*            $100
MINIMUM BALANCE $1,000
For Fidelity Advisor IRA, Rollover IRA,
SEP-IRA and Keogh accounts                   None
*AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE
REFER TO "INVESTOR SERVICES," PAGE        .
Investment and account minimums are waived for purchases of Class T shares with distributions from a Fidelity Defined Trust account.
There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
PURCHASE AMOUNTS OF MORE THAN $250,000 WILL NOT BE ACCEPTED FOR CLASS
B SHARES.
PURCHASE AMOUNTS OF MORE THAN $1 MILLION WILL NOT BE ACCEPTED FOR
CLASS C SHARES.
For further information on opening an account, please consult your investment professional or refer to the account application.



                   TO OPEN AN ACCOUNT                        TO ADD TO AN ACCOUNT

PHONE              (small solid bullet) Contact your         (small solid bullet) Contact your investment professional or, if you are investing
YOUR INVESTMENT    investment                                through a broker-dealer or insurance representative, call
                   professional or, if you                   1-800-522-7297. If you are investing through a bank
PROFESSIONAL       are investing through                     representative, call 1-800-843-3001.
                   a broker-dealer or                        (small solid bullet) Exchange from the same class of another
                                                             Fidelity Advisor fund
                   insurance                                 or from another Fidelity fund account with the same
                   representative, call                      registration, including name, address, and taxpayer ID number.
                   1-800-522-7297.
                   If you are investing
                   through a bank
                   representative, call
                   1-800-843-3001.
                   (small solid bullet) Exchange from the
                   same class of another
                   Fidelity Advisor fund or
                   from another Fidelity
                   fund account with the
                   same registration,
                   including name,
                   address, and taxpayer
                   ID number.

Mail
(mail_graphic)     (small solid bullet) Complete and sign
                   the                                       (small solid bullet) Make your check payable to the complete name of the fund of
                   account application.                      your choice and note the applicable class. Indicate your fund
                   Make your check                           account number on your check and mail to the address printed
                   payable to the                            on your account statement.
                   complete name of the                      (small solid bullet) Exchange by mail: call, your investment professional for
                   fund of your choice                       instructions.
                   and note the
                   applicable class. Mail
                   to the address
                   indicated on the
                   application.

In Person
(hand_graphic)     (small solid bullet) Bring your account   (small solid bullet) Bring your check to your investment
                                                             professional.
                   application and check
                   to your investment
                   professional.

Wire (wire_graphic)(small solid bullet) Not available   (small solid bullet)  Wire to:
                                                        Banker's Trust Co.
                                                        Routing # 021001033
                                                        Fidelity DART Depository
                                                        Account # 00159759
                                                        FBO: (Account name)
                                                         (Account number)
                                                        Specify the complete name of the fund of your choice, note the applicable class, and include your account number and your name.

Automatically
(automatic_graphic)(small solid bullet) Not available   (small solid bullet) Use Fidelity Advisor Systematic Investment
                                                        Program. Sign up
                                                        for this service when opening your account, or call your
                                                        investment professional to begin the program.


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
   THE PRICE TO SELL ONE SHARE of each class is the class's NAV, minus any applicable CDSC.
   Your shares will be sold at the next NAV, minus any applicable CDSC, calculated after your order is received and accepted. Each class's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimum balances do not apply to retirement and Fidelity Defined Trust accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
(small solid bullet) You wish to set up the bank wire feature, or (small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, signed certificates (if previously issued), and
(small solid bullet) Any other applicable requirements listed in the
   following     table   .
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH 45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
CHECKWRITING
If you have a checkbook for your account in Short Fixed-Income or Short-Intermediate Municipal Income, you may write an unlimited number of checks. The minimum amount for a check is $500. Do not, however, try to close out your account by check.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS




   PHONE               All account types except         (small solid bullet) Maximum check request: $100,000.
   YOUR
INVESTMENT             retirement                    (small solid bullet) You may exchange to the same class of other
                                                     Fidelity Advisor
                       All account types             funds or to other Fidelity funds if both accounts are registered
   PROFESSIONAL                                      with the same name(s), address, and taxpayer ID number.
   PHONE
   YOUR INVESTMENT

   PROFESSIONAL

Mail or in Person
(mail_graphic)
(hand_graphic)      Individual, Joint Tenant,    (small solid bullet) The letter of instruction must be signed by all persons required to
                    Sole Proprietorship,         sign for transactions, exactly as their names appear on the
                    UGMA, UTMA                   account and sent to your investment professional.
                                                 (small solid bullet) The account owner should complete a retirement distribution
                                                 form. Contact your investment professional or, if you purchased your shares through a broker-dealer or insurance representative,
                    Retirement account           call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.

                    Trust                        (small solid bullet) The trustee must sign the letter indicating capacity as trustee. If the
                                                 trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

                    Business or                  (small solid bullet) At least one person authorized by corporate resolution to act on
                    Organization                 the account must sign the letter.

                    Executor,                    (small solid bullet) For instructions, contact your investment professional or, if you
                    Administrator,               purchased your shares through a broker-dealer or insurance
                    Conservator/Guardian         representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.

Wire (wire_graphic) All account types except     (small solid bullet) You must sign up for the wire feature before using it.
                                                 To verify
                    retirement                   that it is in place, contact your investment professional or, if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
                                                 Minimum wire: $500
                                                 (small solid bullet) Your wire redemption request must be received and accepted by
                                                 Fidelity before 4:00 p.m. Eastern time for money to be wired on the next business day.

Check
(check_graphic)     For all non-retirement    (small solid bullet) Minimum check: $500.
                    Short Fixed-Income and    (small solid bullet) All account owners must sign a signature card to receive
                                              a
                    Short-Intermediate        checkbook.
                    Municipal Income
                    accounts only.



INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet)    Confirmation statements after certain
transactions
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in a fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Class A or Class T shares and buy the same class of shares of other Fidelity Advisor funds or Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund by telephone or in writing. You may sell your Class B shares and buy Class B shares of other Fidelity Advisor funds or Advisor B Class shares of Treasury Fund by telephone or in writing. You may sell your Class C shares and buy Class C shares of other Fidelity Advisor funds or Advisor C Class shares of Treasury Fund by telephone or in writing. The shares you exchange will carry credit for any front-end sales charge you previously paid in connection with their purchase.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or
revoked, see "Exchange Restrictions," page        .
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your Class A, Class T, Class B, or Class C account. Accounts with a value of $10,000 or more in Class A, Class T, Class B, or Class C shares are eligible for this program. Aggregate redemptions per 12-month period from your Class B or Class C account may not exceed 10% of the account value and are not subject to a CDSC. Because of Class A's and Class T's front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A or Class T shares on a regular basis.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND

MINIMUM  MINIMUM
INITIAL  ADDITIONAL   FREQUENCY                        SETTING UP OR CHANGING
$1,000  $100          MONTHLY, BIMONTHLY, QUARTERLY,   (SMALL SOLID BULLET) FOR A NEW ACCOUNT, COMPLETE THE APPROPRIATE
                      OR SEMI-ANNUALLY                 SECTION ON THE APPLICATION.
                                                       (SMALL SOLID BULLET) FOR EXISTING ACCOUNTS, CALL YOUR INVESTMENT
                                                       PROFESSIONAL FOR AN APPLICATION.
                                                       (SMALL SOLID BULLET) TO CHANGE THE AMOUNT OR FREQUENCY OF YOUR
                                                       INVESTMENT, CONTACT YOUR INVESTMENT
                                                       PROFESSIONAL DIRECTLY OR, IF YOU PURCHASED YOUR
                                                       SHARES THROUGH A BROKER-DEALER OR INSURANCE
                                                       REPRESENTATIVE, CALL 1-800-522-7297. IF YOU
                                                       PURCHASED YOUR SHARES THROUGH A BANK
                                                       REPRESENTATIVE, CALL 1-800-843-3001. CALL AT
                                                       LEAST 10 BUSINESS DAYS PRIOR TO YOUR NEXT
                                                       SCHEDULED INVESTMENT DATE (20 BUSINESS DAYS IF
                                                       YOU PURCHASED YOUR SHARES THROUGH A BANK).


TO DIRECT DISTRIBUTIONS FROM A FIDELITY DEFINED TRUST TO CLASS T OF A FIDELITY ADVISOR FUND

MINIMUM  MINIMUM
INITIAL  ADDITIONAL            SETTING UP OR CHANGING
NOT  NOT                       (SMALL SOLID BULLET) FOR A NEW OR EXISTING ACCOUNT, ASK YOUR
APPLICABLE  APPLICABLE         INVESTMENT PROFESSIONAL FOR THE APPROPRIATE
                               ENROLLMENT FORM.
                               (SMALL SOLID BULLET) TO CHANGE THE FUND TO WHICH YOUR DISTRIBUTIONS
                               ARE DIRECTED, CONTACT YOUR INVESTMENT
                               PROFESSIONAL FOR INSTRUCTIONS.


FIDELITY ADVISOR SYSTEMATIC EXCHANGE PROGRAM
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND OR A FIDELITY ADVISOR FUND TO ANOTHER FIDELITY ADVISOR FUND

MINIMUM   FREQUENCY                    SETTING UP OR CHANGING
$100      Monthly, quarterly,          (small solid bullet) To establish, call your investment professional
          semi-annually, or annually   after both accounts are opened.
                                       (small solid bullet) To change the amount or frequency of your investment, contact your investment
                                       professional directly or, if you purchased your
                                       shares through a broker-dealer or insurance
                                       representative, call 1-800-522-7297. If you
                                       purchased your shares through a bank
                                       representative, call 1-800-843-3001.
                                       (small solid bullet) The account from which the exchanges are to be processed must have a minimum balance of
                                       $10,000. The account into which the
                                       exchange is being processed must have a
                                       minimum of $1,000.
                                       (small solid bullet) Both accounts must have the same
                                       registrations and taxpayer ID numbers.
                                       (small solid bullet) Call at least 2 business days prior to your next scheduled exchange date.


   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Each fund pays capital gains, if any, in December and may pay additional capital gains after the close of its fiscal year. Normally, dividends for Growth & Income, Equity Income, and Balanced are distributed in March, June, September and December; dividends for TechnoQuant Growth, Mid Cap, Equity Growth,
and Large Cap are distributed in December    and January    ;
   dividends for Growth Opportunities are distributed in December; dividends for Strategic Opportunities are distributed in December and
February;     dividends for Strategic Income, High Yield, Mortgage
Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly, or if you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash.
Shares purchased through reinvestment of dividend and capital gain distributions are not subject to a sales charge. If you direct Class A or Class T distributions to a fund with a front-end sales charge, you will not pay a sales charge on those purchases.
When each of the Equity Funds deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Dividends from the Bond Funds, the Intermediate-Term Bond Funds and the Short-Term Bond Funds will be reinvested at the applicable class's NAV on the last day of the month. Capital gain distributions from the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will be reinvested at the NAV as of the date the applicable fund deducts the distributions from its NAV. The mailing of distribution checks will begin within seven days, or longer for a December ex-dividend date.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. If your account is not a tax-deferred retirement account, be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Interest income that the Municipal Funds earn is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from each fund (except the Municipal Funds), however, are subject to federal income tax. Each fund (except California Municipal Income and New York Municipal Income) may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital gain   s from
the Taxable Funds are distributed as dividends and taxed as ordinary
income;     capital gain distributions are taxed as long-term capital
gains.
However   ,     for shareholders of the Municipal Funds, gain on the
sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a
discount    are distributed as dividends and     taxed as    ordinary
income;     capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. Ginnie Mae securities and other mortgage-backed securities are notable exceptions in most states. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
Every January, Fidelity will send you and the IRS a statement showing
the tax    characterization of     distributions paid to you in the
previous year.
The interest from some municipal securities is subject to the federal alternative minimum tax. Each of the Municipal Funds may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
A portion of the dividends from each of the Municipal Funds may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, Fidelity will send you a breakdown of each of these funds' income from each state to help you calculate your taxes.
To the extent that California Municipal Income's income dividends are derived from interest on California state tax-free investments, they will be free from California state personal income tax. Distributions derived from obligations that are not California state tax-free obligations, as well as distributions from short or long-term capital gains, are subject to California state personal income tax. Corporate taxpayers should note that the fund's income dividends and other distributions are not exempt from California state franchise or
corporate income taxes.    Interest on indebtedness incurred to
purchase, or continued to carry, shares of California Municipal Income generally will not be deductible for Calfiornia State income tax purposes.
To the extent that New York Municipal Income's income dividends are derived from state tax-free investments, they will be free from New
York State and City personal income taxes.    Corporate taxpayers
should note that New York Municipal Income's income dividends and other distributions are not exempt from New York State and City franchise or corporate income taxes. In addition, interest on indebtedness incurred to purchase, or continued to carry, shares of New York Municipal Income generally will not be deductible for New York State personal income tax purposes.
During the fiscal year ended 1996, 100% of the income dividends from High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income was free from federal income tax. During the fiscal year ended 1996, 100% of California Municipal Income's income dividends was free from California taxes, and 100% of New York Municipal Income's income dividends was free from New York taxes. During the fiscal year ended 1996, 26.36% of High Income Municipal's, 0.79% of Municipal Bond's, 7.58% of Intermediate Municipal Income's, 18.99% of Short-Intermediate Municipal Income's, 5.5% of California Municipal Income's, and 0.09% of New York Municipal Income's income dividends were subject to the federal alternative minimum tax.
TAXES ON TRANSACTIONS. Your redemptions-including exchanges-are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. For funds that can invest in foreign securities, if a fund 's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, a fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
        EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes
on a fund and its investment   s,     and these taxes generally will
reduce    a     fund's distributions. However,    if you meet certain
holding period requirements with respect to your fund shares,     an
offsetting tax credit may be available to you.    If you do not meet
such holding period requirements, you may still be entitled to a
deduction for certain foreign taxes. In either case,     your tax
statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open.    FSC normally calculates e    ach class's    NAV and
    offering price   , as applicable,     as of the close of business
of the NYSE, normally 4:00 p.m. Eastern time.
A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Short-term securities with remaining maturities of sixty days or less for which quotations and information furnished by a pricing service are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations and information furnished by a pricing service are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.
   THE OFFERING PRICE     of Class A    or     Class T is its NAV
divided by the difference between one and the applicable    front-end
    sales charge percentage. Class A has a maximum    front-end
    sales charge of 5.75% of the offering price for the Equity Funds; 4.75% of the offering price for the Bond Funds; 3.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds. Class T has a maximum
   front-end     sales charge of 3.50% of the offering price for the
Equity Funds and the Bond Funds; 2.75% of the offering price for the Intermediate-Term Bond Funds; and 1.50% of the offering price for the Short-Term Bond Funds.
       SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS A
EQUITY            Sales Charge:                    Investment
FUNDS:                                             Professional
                                                   Concession as %
                                                   of Offering Price

                  As a % of        As an
                  Offering Price   approximate %
                                   of Net Amount
                                   Invested

Up to $49,999      5.75%            6.10%           5.00%

$50,000 to         4.50%            4.71%           3.75%
$99,999

$100,000 to        3.50%            3.63%           2.75%
$249,999

$250,000 to        2.50%            2.56%           2.00%
$499,999

$500,000 to        2.00%            2.04%           1.75%
$999,999

$1,000,000 to      1.00%            1.01%           0.75%
$24,999,999

$25,000,000 or    None*            None*           *
more

BOND              Sales Charge:                    Investment
FUNDS:                                             Professional
                                                   Concession as % of
                                                   Offering Price

                  As a % of        As an
                  Offering Price   approximate %
                                   of Net Amount
                                   Invested

Up to $49,999      4.75%            4.99%           4.25%

$50,000 to         4.50%            4.71%           4.00%
$99,999

$100,000 to        3.50%            3.63%           3.00%
$249,999

$250,000 to        2.50%            2.56%           2.25%
$499,999

$500,000 to        2.00%            2.04%           1.75%
$999,999

$1,000,000 to      0.50%            0.50%           0.50%
$24,999,999

$25,000,000 or    None*            None*           *
more

   * SEE SECTION ENTITLED FINDER'S FEE.
INTERMEDIAT       Sales Charge:                     Investment
E-TERM                                              Professional
BOND                                                Concession as % of
FUNDS:                                              Offering Price

                  As a % of        As an
                  Offering Price   approximate %
                                   of Net Amount
                                   Invested

Up to $49,999      3.75%            3.91%            3.00%

$50,000 to         3.00%            3.10%            2.25%
$99,999

$100,000 to        2.25%            2.30%            1.75%
$249,999

$250,000 to        1.75%            1.78%            1.50%
$499,999

$500,000 to        1.50%            1.52%            1.25%
$999,999

$1,000,000 to      0.50%            0.50%            0.50%
$24,999,999

$25,000,000 or    None*            None*            *
more

SHORT-TERM       Sales Charge:                     Investment
BOND                                               Professional
FUNDS:                                             Concession as % of
                                                   Offering Price

                 As a % of        As an
                 Offering Price   approximate %
                                  of Net Amount
                                  Invested

Up to $499,999    1.50%            1.52%            1.25%

$500,000 to       1.00%            1.01%            0.75%
$999,999

$1,000,000 or    None*            None*            *
more

SALES CHARGES AND INVESTMENT PROFESSIONAL
CONCESSIONS - CLASS T
EQUITY           Sales Charge:                     Investment
FUNDS:                                             Professional
                                                   Concession as % of
                                                   Offering Price

                 As a % of        As an
                 Offering Price   approximate %
                                  of Net Amount
                                  Invested

Up to $49,999     3.50%            3.63%            3.00%

$50,000 to        3.00%            3.09%            2.50%
$99,999

$100,000 to       2.50%            2.56%            2.00%
$249,999

$250,000 to       1.50%            1.52%            1.25%
$499,999

$500,000 to       1.00%            1.01%            0.75%
$999,999

$1,000,000 or    None*            None*            *
more

BOND             Sales Charge:                     Investment
FUNDS:                                             Professional
                                                   Concession as % of
                                                   Offering Price

                 As a % of        As an
                 Offering Price   approximate %
                                  of Net Amount
                                  Invested

Up to $49,999     3.50%            3.63%            3.00%

$50,000 to        3.00%            3.09%            2.50%
$99,999

$100,000 to       2.50%            2.56%            2.00%
$249,999

$250,000 to       1.50%            1.52%            1.25%
$499,999

$500,000 to       1.00%            1.01%            0.75%
$999,999

$1,000,000 or    None*            None*            *
more

INTERMEDIAT      Sales Charge:                     Investment
E-TERM                                             Professional
BOND                                               Concession as % of
FUNDS:                                             Offering Price

                 As a % of        As an
                 Offering Price   approximate %
                                  of Net Amount
                                  Invested

Up to $49,999     2.75%            2.83%            2.25%

$50,000 to        2.25%            2.30%            2.00%
$99,999

$100,000 to       1.75%            1.78%            1.50%
$249,999

$250,000 to       1.50%            1.52%            1.25%
$499,999

$500,000 to       1.00%            1.01%            0.75%
$999,999

$1,000,000 or    None*            None*            *
more

SHORT-TERM       Sales Charge:                    Investment
BOND                                              Professional
FUNDS:                                            Concession as % of
                                                  Offering Price

                 As a % of       As an
                 Offering        approximate %
                 Price           of Net Amount
                                 Invested

Up to $499,999    1.50%           1.52%            1.25%

$500,000 to       1.00%           1.01%            0.75%
$999,999

$1,000,000 or    None*           None*            *
more

* SEE SECTION ENTITLED FINDER'S FEE.
   FINDER'S FEE.     For all funds except the Short-Term Bond Funds,
   o n eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will be
compensated with a fee at the rate of 0.25% of the    purchase
    amount. For the Short-Term Bond Funds, on eligible purchases of Class A or Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of
the    purchase     amount.
Any assets on which a finder's fee has been paid will bear a CDSC (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor funds, or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be
0.25% of the lesser of the cost of the    Class A or Class T
    shares   , as applicable,     at the initial date of purchase or
the value of the    Class A or Class T     shares   , as
applicable,     at redemption, not including any reinvested dividends
or capital gains. Class A    and     Class T    shares acquired
through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares that have been held for the longest period of time.
Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.
With respect to employee benefit plans, the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70. Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.
CONTINGENT DEFERRED SALES CHARGE. Class B shares may, upon redemption, be assessed a CDSC based on the following schedule:
EQUITY
FUNDS:

From Date of        Contingent Deferred
Purchase            Sales Charge

Less than 1 year     5%

1 year to less       4%
than 2 years

2 years to less      3%
than 3 years

3 years to less      3%
than 4 years

4 years to less      2%
than 5 years

5 years to less      1%
than 6 years

6 years to less      0%
than 7 years [A]

BOND
FUNDS:

From Date of    Contingent Deferred
Purchase        Sales Charge

Less than 1 year     5%

1 year to less       4%
than 2 years

2 years to less      3%
than 3 years

3 years to less      3%
than 4 years

4 years to less      2%
than 5 years

5 years to less      1%
than 6 years

6 years to less      0%
than 7 years [A]

INTERMEDIAT
E-TERM
BOND
FUNDS:

From Date Of    Contingent Deferred
Purchase        Sales Charge

Less than 1 year    3%

1 year to less      2%
than 2 years

2 years to less     1%
than 3 years

3 years to less     0%
than 4 years [B]

[A] AFTER A HOLDING PERIOD OF SEVEN YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.
[B] AFTER A HOLDING PERIOD OF FOUR YEARS, CLASS B SHARES WILL CONVERT AUTOMATICALLY TO CLASS A SHARES OF THE SAME FIDELITY ADVISOR FUND. SEE "CONVERSION FEATURE" BELOW FOR MORE INFORMATION.
When exchanging Class B shares of one fund for Class B shares of another Fidelity Advisor fund or Advisor B Class shares of Treasury Fund, your Class B shares retain the CDSC schedule in effect when they were originally purchased.
At the time of sale, investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 4.00% (2.00% for the Intermediate-Term Bond Funds) of your purchase of Class B shares.
Class C shares may, upon redemption within one year of purchase, be assessed a CDSC of 1.00%.
At the time of sale, investment professionals with whom FDC has agreements receive as compensation from FDC a concession equal to 1.00% of your purchase of Class C shares.
The CDSC for Class B and Class C shares will be calculated based on
the lesser of the cost of the    Class B or Class C     shares   , as
applicable,     at the initial date of purchase or the value of those
   Class B or Class C     shares   , as applicable,     at redemption,
not including any reinvested dividends or capital gains. Class B and Class C shares acquired through distributions (dividends or capital gains) will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, Class B or Class C shares representing reinvested dividends and capital gains, if any, will be
redeemed first, followed by those    Class B or Class C     shares
that have been held for the longest period of time.
CONVERSION FEATURE. After a holding period of seven years (four years for the Intermediate-Term Bond Funds) from the initial date of purchase, Class B shares and any capital appreciation associated with those shares, convert automatically to Class A shares of the same Fidelity Advisor fund. Conversion to Class A shares will be made at NAV. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains (Dividend Shares) will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares.
For more information about the CDSC, including the conversion feature and the permitted circumstances for CDSC waivers, contact your investment professional.
REINSTATEMENT PRIVILEGE. If you have sold all or part of your Class A, Class T, Class B, or Class C shares of a fund, you may reinvest an amount equal to all or a portion of the redemption proceeds in the same class of the fund or any of the other Fidelity Advisor funds, at the NAV next determined after receipt and acceptance of your investment order, provided that such reinvestment is made within 90 days of redemption. Under these circumstances, the dollar amount of the CDSC, if any, you paid on Class A, Class T, Class B, or Class C shares will be reimbursed to you by reinvesting that amount in Class A, Class T, Class B, or Class C shares, as applicable. You must reinstate your shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a fund and certain restrictions may apply. For purposes of the CDSC holding period schedule, the holding period of your Class A, Class T, Class B, or Class C shares will continue as if the shares had not been redeemed.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased
at the    next     offering price    or NAV    , as applicable,
calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
(small solid bullet) Automated Purchase Orders: For shares of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds, you begin to earn dividends as of the day your funds are received.
(small solid bullet) Other Purchases: For shares of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds, you begin to earn dividends as of the first business day following the day your funds are received.
AUTOMATED PURCHASE ORDERS. Class A, Class T, Class B, and Class C shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at
the next NAV calculated after your order is received and accepted   ,
minus any applicable CDSC.     Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you. (small solid bullet) Shares of the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. (small solid bullet) If you sell shares of Short Fixed-Income and Short-Intermediate Municipal Income by writing a check and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to additional charges. FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and (ii) through NSCC; provided those accounts are registered under the same primary social security number. IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV, minus any applicable CDSC, on the day your account is closed. FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging Class A, Class T, Class B, or Class C shares of a fund for the same class of shares of other Fidelity Advisor funds; Class A or Class T shares for Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund; Class B shares for Advisor B Class shares of Treasury Fund; and Class C shares for Advisor C Class shares of Treasury Fund. If you purchased your Class T shares through certain investment professionals that have signed an agreement with FDC, you also have the privilege of exchanging your Class T shares for shares of Fidelity Capital Appreciation Fund. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) If you have held Class A or Class T shares of Short Fixed-Income or Short-Intermediate Municipal Income for less than six months and you exchange into Class A or Class T of another Advisor fund, you pay the difference between that fund's Class A or Class T front-end sales charge and any Class A or Class T front-end sales charge you may have previously paid in connection with the shares you are exchanging.
(small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
(small solid bullet) Any exchanges of Class A, Class T, Class B, or Class C shares are not subject to a CDSC.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose
   trading     fees of up to 1.00% on exchanges. Check each fund's
prospectus for details.
SALES CHARGE REDUCTIONS AND WAIVERS
   If your purchase qualifies for one of the following reduction
plans, the     front-end sales charge will be reduced for purchases of
Class A and Class T shares according to the Sales Charge schedule
   beginning     on pag   e .     Please refer to the funds' SAI for
more details about each plan or call your investment professional.
If you purchased your shares through a broker-dealer or insurance representative, call 1-800-522-7297. If you purchased your shares through a bank representative, call 1-800-843-3001.
Your purchases and existing balances of Class A, Class T, Class B, and Class C shares may be included in the following programs for purposes of qualifying for a Class A or Class T front-end sales charge reduction.
QUANTITY DISCOUNTS apply to purchases of Class A or Class T shares of a single Fidelity Advisor fund or to combined purchases of (i) Class A, Class T, Class B, and Class C shares of any Fidelity Advisor fund,
(ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund. The minimum investment eligible for a quantity discount is $50,000, except that the minimum investment for the Short-Term Bond Funds is $500,000.
To qualify for a quantity discount, investing in a fund's Class A, Class T, Class B, and Class C shares for several accounts at the same time will be considered a single transaction (Combined Purchase), as long as shares are purchased through one investment professional and the total is at least $50,000 (or at least $500,000 for the Short-Term Bond Funds).
RIGHTS OF ACCUMULATION let you determine your front-end sales charge on Class A and Class T shares by adding to your new purchase of Class A and Class T shares the value of all of the Fidelity Advisor fund Class A, Class T, Class B, and Class C shares held by you, your spouse, and your children under age 21. You can also add the value of Advisor B Class shares and Advisor C Class shares of Treasury Fund, and Daily Money Class shares of Treasury Fund, Prime Fund, and Tax-Exempt Fund acquired by exchange from any Fidelity Advisor fund.
A LETTER OF INTENT (Letter) lets you receive the same reduced front-end sales charge on purchases of Class A and Class T shares made during a 13-month period as if the total amount invested during the period had been invested in a single lump sum (see Quantity Discounts above). Purchases of Class B and Class C shares during the 13-month period will count toward the completion of your Letter. You must file your non-binding Letter with Fidelity within 90 days of the start of your purchases. Your initial investment must be at least 5% of the amount you plan to invest. Out of the initial investment, Class A or Class T shares equal to 5% of the dollar amount specified in your Letter will be registered in your name and held in escrow. You will earn income dividends and capital gain distributions on escrowed Class A and Class T shares. Reinvested income and capital gain distributions do not count toward the completion of your Letter. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete your Letter, and in such a case, sufficient escrowed Class A or Class T shares will be redeemed to pay any applicable front-end sales charges.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS A
SHARES:
1. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
2. Purchased by a trust institution or bank trust department (excluding employee benefit plan assets) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
3. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
4. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
5. Purchased as part of an employee benefit plan having $25 million or more in plan assets.
For the purpose of load waiver (3), certain broker-dealers that otherwise meet the qualifications and asset minimums established by FDC are not required to sign a participation agreement.
A FRONT-END SALES CHARGE WILL NOT APPLY TO THE FOLLOWING CLASS T
SHARES:
1. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;
2. Purchased by a current or former trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or FIL or their direct or indirect subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee;
3. Purchased by a charitable organization (as defined for purposes of
Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;
4. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);
5. Purchased for a Fidelity or Fidelity Advisor account with the proceeds of a distribution (i) from an employee benefit plan that qualified for waiver (11) below or had a minimum of $3 million in plan assets invested in Fidelity funds; or (ii) from an insurance company separate account qualifying under (6) below, or used to fund annuity contracts purchased by employee benefit plans having in the aggregate at least $3 million in plan assets invested in Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account);
6. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds;
7. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;
8. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge or CDSC;
9. Purchased by a trust institution or bank trust department (excluding assets described in (11) and (12) below) that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing restrictions. Assets managed by third parties do not qualify for this waiver;
10. Purchased for use in a broker-dealer managed account program, provided the broker-dealer has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver;
11. Purchased as part of an employee benefit plan having more than (i) 200 eligible employees or a minimum of $1 million of plan assets invested in Fidelity Advisor funds; or (ii) 25 eligible employees or $250,000 of plan assets invested in Fidelity Advisor funds that subscribe to the Advisor Retirement Connection or similar FIIS-sponsored program;
12. Purchased as part of an employee benefit plan through an intermediary that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions;
13. Purchased on a discretionary basis by a registered investment advisor which is not part of an organization primarily engaged in the brokerage business, that has executed a participation agreement with FDC specifying certain asset minimums and qualifications, and marketing, program and trading restrictions. Employee benefit plan assets do not qualify for this waiver; or
14. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.
Employee benefits plans that purchased Class T shares load waived prior to June 30, 1995 but do not meet the qualifications of waiver
(12) will be permitted to make additional purchases of Class T shares on a load waived basis.
You must notify FDC in advance if you qualify for a front-end sales charge waiver. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
If you are investing through    an insurance company separate account,
if you are investing through a trust department, if your are investing
through     an account managed by a broker-dealer,    or     if you
have authorized an investment adviser to make investment decisions for you, you may qualify to purchase Class A shares without a sales charge
(as described in    (1),     (2), (3) and (4) on page        ), Class
T shares without a sales charge (as described in    (6),     (9), (10)
and (13)    at left)    , or Institutional Class shares. Because
Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher
total return than Class A, Class T, Class B,    and     Class C
shares. Contact your investment professional to discuss if you qualify.
THE CDSC ON CLASS B AND CLASS C SHARES MAY BE WAIVED:
1. In cases of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability;
2. In connection with a total or partial redemption related to certain distributions from retirement plans or accounts at age 701/2, which are permitted without penalty pursuant to the Internal Revenue Code; or
3. In connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program.
Your investment professional should call Fidelity for more information.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
APPENDIX A
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories. AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
       APPENDIX B
EQUITY GROWTH - CLASS A

Calendar      1987     1988     1989     1990     1991     1992    1993     1994     1995     1996
year total
returns+

EQUITY        -0.57%   15.57%   44.84%   6.93%    64.71%   9.89%   14.85%   -0.89%   39.14%   16.21%
GROWT
H -
CLASS
A

Lipper        3.08%    14.79%   26.91%   -4.49%   36.70%   8.08%   10.63%   -2.17%   30.79%   19.24%
Growt
h
Funds
Averag
eA

S&P           5.10%    16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%   1.32%    37.58%   22.96%
500

Consu         4.43%    4.42%    4.65%    6.11%    3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
mer
Price
Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.51
ROW: 2, COL: 1, VALUE: -0.5700000000000001
ROW: 3, COL: 1, VALUE: 15.57
ROW: 4, COL: 1, VALUE: 44.84
ROW: 5, COL: 1, VALUE: 6.930000000000001
ROW: 6, COL: 1, VALUE: 64.71000000000001
ROW: 7, COL: 1, VALUE: 9.890000000000001
ROW: 8, COL: 1, VALUE: 14.85
ROW: 9, COL: 1, VALUE: -0.8900000000000001
ROW: 10, COL: 1, VALUE: 39.14
ROW: 11, COL: 1, VALUE: 16.21
(LARGE SOLID BOX) EQUITY GROWTH - CLASS A
GROWTH OPPORTUNITIES - CLASS A

Calendar year total    1988     1989     1990     1991     1992     1993     1994     1995     1996
returns+

GROWTH                 33.28%   24.14%   -1.65%   42.68%   15.03%   22.17%   2.86%    33.04%   17.69%
OPPORTUNITI
ES - CLASS
A

Lipper                 14.79%   26.91%   -4.49%   36.70%   8.08%    10.63%   -2.17%   30.79%   19.24%
Growth
Funds
AverageA

S&P 500                16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer               4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 33.28
ROW: 4, COL: 1, VALUE: 24.14
ROW: 5, COL: 1, VALUE: -1.65
ROW: 6, COL: 1, VALUE: 42.68
ROW: 7, COL: 1, VALUE: 15.03
ROW: 8, COL: 1, VALUE: 22.17
ROW: 9, COL: 1, VALUE: 2.86
ROW: 10, COL: 1, VALUE: 33.04
ROW: 11, COL: 1, VALUE: 17.69
(LARGE SOLID BOX) GROWTH OPPORTUNITIES - CLASS A
STRATEGIC OPPORTUNITIES - CLASS A

Calendar year total    1987     1988     1989     1990     1991     1992     1993     1994     1995     1996
returns+

STRATEGIC              -6.33%   22.25%   32.60%   -7.17%   23.08%   12.87%   20.44%   -7.17%   38.16%   1.53%
OPPORTUNITI
ES - CLASS
A

Lipper                 -0.03%   14.09%   26.60%   -8.24%   39.91%   8.78%    15.68%   -3.38%   30.34%   16.31%
Capital
Appreciatio
n FundsB

S&P 500                5.10%    16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer               4.43%    4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 27.92
ROW: 2, COL: 1, VALUE: -6.33
ROW: 3, COL: 1, VALUE: 22.25
ROW: 4, COL: 1, VALUE: 32.6
ROW: 5, COL: 1, VALUE: -7.17
ROW: 6, COL: 1, VALUE: 23.08
ROW: 7, COL: 1, VALUE: 12.87
ROW: 8, COL: 1, VALUE: 20.44
ROW: 9, COL: 1, VALUE: -7.17
ROW: 10, COL: 1, VALUE: 38.16
ROW: 11, COL: 1, VALUE: 1.53
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES - CLASS A
EQUITY INCOME - CLASS A

Calendar year total    1987     1988     1989     1990      1991     1992     1993     1994     1995     1996
returns+

EQUITY                 -2.24%   23.23%   18.43%   -14.28%   29.81%   14.68%   18.03%   6.46%    32.55%   14.47%
INCOME -
CLASS A

Lipper                 -2.18%   16.74%   22.18%   -6.78%    26.86%   9.77%    13.66%   -2.54%   30.17%   18.85%
Equity
Income
Funds
AverageC

S&P 500                5.10%    16.61%   31.69%   -3.10%    30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer               4.43%    4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 17.44
ROW: 2, COL: 1, VALUE: -2.24
ROW: 3, COL: 1, VALUE: 23.23
ROW: 4, COL: 1, VALUE: 18.43
ROW: 5, COL: 1, VALUE: -14.28
ROW: 6, COL: 1, VALUE: 29.81
ROW: 7, COL: 1, VALUE: 14.68
ROW: 8, COL: 1, VALUE: 18.03
ROW: 9, COL: 1, VALUE: 6.46
ROW: 10, COL: 1, VALUE: 32.55
ROW: 11, COL: 1, VALUE: 14.47
(LARGE SOLID BOX) EQUITY INCOME - CLASS A
BALANCED - CLASS A

Calendar year total    1988     1989     1990     1991     1992    1993     1994     1995     1996
returns+

BALANCED -             20.89%   24.60%   -2.94%   34.48%   9.20%   19.66%   -5.09%   14.06%   8.31%
CLASS A

Lipper                 12.34%   19.57%   -0.57%   26.69%   7.07%   10.91%   -2.50%   25.16%   13.76%
Balanced
Funds
AverageD

S&P 500                16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%   1.32%    37.58%   22.96%

Consumer               4.42%    4.65%    6.11%    3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 20.89
ROW: 4, COL: 1, VALUE: 24.6
ROW: 5, COL: 1, VALUE: -2.94
ROW: 6, COL: 1, VALUE: 34.48
ROW: 7, COL: 1, VALUE: 9.199999999999999
ROW: 8, COL: 1, VALUE: 19.66
ROW: 9, COL: 1, VALUE: -5.09
ROW: 10, COL: 1, VALUE: 14.06
ROW: 11, COL: 1, VALUE: 8.310000000000001
(LARGE SOLID BOX) BALANCED -
CLASS A
HIGH YIELD - CLASS A

Calendar year total    1988     1989     1990      1991     1992     1993     1994     1995     1996
returns+

HIGH YIELD             17.24%   3.64%    7.30%     34.94%   23.09%   20.45%   -1.49%   19.27%   13.05%
- - CLASS A

Lipper High            12.89%   -0.58%   -10.13%   36.91%   17.51%   18.95%   -3.85%   16.43%   13.67%
Current Yield
Funds
AverageE

Merrill                13.47%   4.23%    -4.35%    34.58%   18.16%   17.18%   -1.17%   19.91%   11.06%
Lynch High
Yield
Master
Index

Consumer               4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 17.24
ROW: 4, COL: 1, VALUE: 3.64
ROW: 5, COL: 1, VALUE: 7.3
ROW: 6, COL: 1, VALUE: 34.94
ROW: 7, COL: 1, VALUE: 23.09
ROW: 8, COL: 1, VALUE: 20.45
ROW: 9, COL: 1, VALUE: -1.49
ROW: 10, COL: 1, VALUE: 19.27
ROW: 11, COL: 1, VALUE: 13.05
(LARGE SOLID BOX) HIGH YIELD - CLASS A
STRATEGIC INCOME - CLASS A
Calendar year total returns+            1995     1996

STRATEGIC INCOME - CLASS A              22.02%   12.81%

Lipper Multi-Sector Income Funds        16.92%   11.74%
AverageF

Merrill Lynch High Yield Master Index   19.91%   11.06%

Consumer Price Index                    2.54%    3.32%


   MORTGAGE SECURITIES - CLASS A



   Calendar year total    1987    1988    1989     1990     1991     1992    1993    1994     1995            1996
   returns+

   MORTGAGE               2.70%   6.72%   13.64%   10.36%   13.61%   5.45%   6.71%   1.94%    17.02%          5.43%
   SECURITIES -
   CLASS A

   Lipper U.S.            2.53%   7.47%   12.71%   9.52%    15.00%   6.38%   7.58%   -4.83%   16.29%          3.87%
   Mortgage
   Funds
   AverageG

   Salomon                4.06%   8.81%   15.16%   10.90%   15.64%   7.37%   7.04%   -1.43%   16.77%          5.37%
   Brothers
   Mortgage
   Index

   Consumer               4.43%   4.42%   4.65%    6.11%    3.06%    2.90%   2.75%   2.67%    2.54%           3.32%
   Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.7
ROW: 2, COL: 1, VALUE: 6.72
ROW: 3, COL: 1, VALUE: 13.64
ROW: 4, COL: 1, VALUE: 10.36
ROW: 5, COL: 1, VALUE: 13.61
ROW: 6, COL: 1, VALUE: 5.45
ROW: 7, COL: 1, VALUE: 6.71
ROW: 8, COL: 1, VALUE: 1.94
ROW: 9, COL: 1, VALUE: 17.02
ROW: 10, COL: 1, VALUE: 5.430000000000001
ROW: 11, COL: 1, VALUE: 0.0
   (LARGE SOLID BOX) MORTGAGE SECURITIES -

   CLASS A
GOVERNMENT INVESTMENT - CLASS A

Calendar year total    1988    1989     1990    1991     1992    1993     1994     1995     1996
returns+

GOVERNMEN              6.57%   11.75%   8.37%   13.45%   6.48%   9.36%    -3.85%   17.65%   1.99%
T
INVESTMENT
- - CLASS A

Lipper                 6.67%   12.46%   8.22%   14.44%   6.41%   9.42%    -4.64%   17.34%   1.72%
General
U.S.
Governmen
t Bond
Funds
AverageH

Salomon                7.10%   14.24%   8.78%   15.33%   7.24%   10.74%   -3.40%   18.39%   2.76%
Brothers
Treasury/Ag
ency Index

Consumer               4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.57
ROW: 4, COL: 1, VALUE: 11.75
ROW: 5, COL: 1, VALUE: 8.370000000000001
ROW: 6, COL: 1, VALUE: 13.45
ROW: 7, COL: 1, VALUE: 6.48
ROW: 8, COL: 1, VALUE: 9.360000000000001
ROW: 9, COL: 1, VALUE: -3.85
ROW: 10, COL: 1, VALUE: 17.65
ROW: 11, COL: 1, VALUE: 1.99
(LARGE SOLID BOX) GOVERNMENT INVESTMENT-CLASS A
INTERMEDIATE BOND - CLASS A

Calendar year total    1987    1988    1989     1990    1991     1992    1993     1994     1995     1996
returns+

INTERMEDIAT            2.32%   7.84%   12.11%   7.91%   15.16%   7.13%   11.49%   -2.47%   12.19%   3.16%
E BOND -
CLASS A

Lipper                 2.13%   7.06%   11.67%   7.22%   15.63%   6.88%   9.52%    -3.25%   16.62%   3.12%
Intermediat
e
Investment
Grade
Bond Funds
AverageI

Lehman                 3.66%   6.67%   12.77%   9.16%   14.62%   7.17%   8.79%    -1.93%   15.33%   4.05%
Brothers
Intermediat
e
Governmen
t/Corporate
Bond Index

Consumer               4.43%   4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



   PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.33
ROW: 2, COL: 1, VALUE: 2.32
ROW: 3, COL: 1, VALUE: 7.84
ROW: 4, COL: 1, VALUE: 12.11
ROW: 5, COL: 1, VALUE: 7.91
ROW: 6, COL: 1, VALUE: 15.16
ROW: 7, COL: 1, VALUE: 7.13
ROW: 8, COL: 1, VALUE: 11.49
ROW: 9, COL: 1, VALUE: -2.47
ROW: 10, COL: 1, VALUE: 12.19
ROW: 11, COL: 1, VALUE: 3.16
(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS A
SHORT FIXED-INCOME - CLASS A

Calendar year total    1988    1989     1990    1991     1992    1993    1994     1995     1996
returns+

SHORT                  6.19%   10.31%   5.87%   13.37%   7.61%   9.49%   -3.37%   9.81%    4.07%
FIXED-INCO
ME - CLASS
A

Lipper Short           6.86%   10.22%   7.87%   12.88%   5.97%   6.45%   -0.44%   10.84%   4.64%
Investment
Grade
Bond
Funds
AverageJ

Lehman                 6.34%   10.97%   9.69%   11.83%   6.35%   5.55%   0.55%    10.96%   5.14%
Brothers
1-3 Year
Governmen
t/Corporate
Bond Index

Consumer               4.42%   4.65%    6.11%   3.06%    2.90%   2.75%   2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.19
ROW: 4, COL: 1, VALUE: 10.31
ROW: 5, COL: 1, VALUE: 5.87
ROW: 6, COL: 1, VALUE: 13.37
ROW: 7, COL: 1, VALUE: 7.609999999999999
ROW: 8, COL: 1, VALUE: 9.49
ROW: 9, COL: 1, VALUE: -3.37
ROW: 10, COL: 1, VALUE: 9.810000000000001
ROW: 11, COL: 1, VALUE: 4.07
(LARGE SOLID BOX) SHORT FIXED-INCOME - CLASS A
HIGH INCOME MUNICIPAL - CLASS A

Calendar year total    1988     1989     1990     1991     1992     1993     1994     1995     1996
returns+

HIGH                   11.80%   13.09%   10.29%   12.18%   11.11%   13.79%   -8.05%   16.65%   2.99%
INCOME
MUNICIPAL -
CLASS A

Lipper High            11.28%   10.11%   5.13%    11.52%   8.51%    11.41%   -4.67%   15.98%   4.17%
Yield
Municipal
Bond
Funds
AverageK

Consumer               4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 11.8
ROW: 4, COL: 1, VALUE: 13.09
ROW: 5, COL: 1, VALUE: 10.29
ROW: 6, COL: 1, VALUE: 12.18
ROW: 7, COL: 1, VALUE: 11.11
ROW: 8, COL: 1, VALUE: 13.79
ROW: 9, COL: 1, VALUE: -8.050000000000001
ROW: 10, COL: 1, VALUE: 16.65
ROW: 11, COL: 1, VALUE: 2.99
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL - CLASS
A
MUNICIPAL BOND - CLASS A

Calendar year total    1987     1988     1989    1990    1991     1992    1993     1994     1995     1996
returns+

MUNICIPAL              -1.56%   12.30%   9.56%   6.91%   11.91%   8.93%   13.17%   -8.49%   18.15%   3.88%
BOND -
CLASS A

Lipper                 -0.94%   11.53%   9.65%   6.05%   12.09%   8.79%   12.47%   -6.50%   16.84%   3.30%
General
Municipal
Debt Funds
AverageL

Consumer               4.43%    4.42%    4.65%   6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: -1.56
ROW: 3, COL: 1, VALUE: 12.3
ROW: 4, COL: 1, VALUE: 9.560000000000001
ROW: 5, COL: 1, VALUE: 6.91
ROW: 6, COL: 1, VALUE: 11.91
ROW: 7, COL: 1, VALUE: 8.93
ROW: 8, COL: 1, VALUE: 13.17
ROW: 9, COL: 1, VALUE: -8.49
ROW: 10, COL: 1, VALUE: 18.15
ROW: 11, COL: 1, VALUE: 3.88
(LARGE SOLID BOX) MUNICIPAL BOND -
CLASS A
INTERMEDIATE MUNICIPAL INCOME - CLASS A

Calendar year total    1987    1988    1989    1990    1991     1992    1993     1994     1995     1996
returns+

INTERMEDIAT            2.33%   7.38%   7.79%   6.37%   9.64%    7.31%   9.43%    -5.68%   14.20%   3.78%
E MUNICIPAL
INCOME -
CLASS A

Lipper                 1.32%   7.57%   8.26%   6.59%   10.52%   7.80%   10.18%   -3.51%   12.89%   3.70%
Intermediat
e Municipal
Debt
Funds
AverageM

Consumer               4.43%   4.42%   4.65%   6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 2.33
ROW: 3, COL: 1, VALUE: 7.38
ROW: 4, COL: 1, VALUE: 7.79
ROW: 5, COL: 1, VALUE: 6.37
ROW: 6, COL: 1, VALUE: 9.639999999999999
ROW: 7, COL: 1, VALUE: 7.31
ROW: 8, COL: 1, VALUE: 9.43
ROW: 9, COL: 1, VALUE: -5.68
ROW: 10, COL: 1, VALUE: 14.2
ROW: 11, COL: 1, VALUE: 3.78
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL INCOME -
CLASS A
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS A
Calendar year total    1995    1996
returns+

SHORT-INTER            8.68%   3.53%
MEDIATE
MUNICIPAL
INCOME -
CLASS A

Lipper                 7.43%   3.53%
Short-Inter
mediate
Municipal
Debt Funds
AverageN

Consumer               2.54%   3.32%
Price Index


NEW YORK MUNICIPAL INCOME - CLASS A
Calendar year total    1996
returns+

NEW YORK               3.50%
MUNICIPAL -
CLASS A

Lipper New             3.15%
York
Municipal
Debt Funds
AverageO

Consumer               3.32%
Price Index


EQUITY GROWTH - CLASS T

Calendar year total    1987     1988     1989     1990     1991     1992    1993     1994     1995     1996
returns+

EQUITY                 -0.57%   15.57%   44.84%   6.93%    64.71%   9.89%   14.85%   -0.89%   39.14%   16.24%
GROWTH -
CLASS T

Lipper                 3.08%    14.79%   26.91%   -4.49%   36.70%   8.08%   10.63%   -2.17%   30.79%   19.24%
Growth
Funds
AverageA

S&P 500                5.10%    16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%   1.32%    37.58%   22.96%

Consumer               4.43%    4.42%    4.65%    6.11%    3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.51
ROW: 2, COL: 1, VALUE: -0.5700000000000001
ROW: 3, COL: 1, VALUE: 15.57
ROW: 4, COL: 1, VALUE: 44.84
ROW: 5, COL: 1, VALUE: 6.930000000000001
ROW: 6, COL: 1, VALUE: 64.71000000000001
ROW: 7, COL: 1, VALUE: 9.890000000000001
ROW: 8, COL: 1, VALUE: 14.85
ROW: 9, COL: 1, VALUE: -0.8900000000000001
ROW: 10, COL: 1, VALUE: 39.14
ROW: 11, COL: 1, VALUE: 16.24
(LARGE SOLID BOX) EQUITY GROWTH - CLASS T
GROWTH OPPORTUNITIES - CLASS T

Calendar year total    1988     1989     1990     1991            1992     1993     1994     1995     1996
returns+

GROWTH                 33.28%   24.14%   -1.65%   42.68%          15.03%   22.17%   2.86%    33.04%   17.73%
OPPORTUNITI
ES - CLASS T

Lipper                 14.79%   26.91%   -4.49%   36.7   0    %   8.08%    10.63%   -2.17%   30.79%   19.24%
Growth
Funds
AverageA

S&P 500                16.61%   31.69%   -3.10%   30.47%          7.62%    10.08%   1.32%    37.58%   22.96%

Consumer               4.42%    4.65%    6.11%    3.06%           2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 33.28
ROW: 4, COL: 1, VALUE: 24.14
ROW: 5, COL: 1, VALUE: -1.65
ROW: 6, COL: 1, VALUE: 42.68
ROW: 7, COL: 1, VALUE: 15.03
ROW: 8, COL: 1, VALUE: 22.17
ROW: 9, COL: 1, VALUE: 2.86
ROW: 10, COL: 1, VALUE: 33.04
ROW: 11, COL: 1, VALUE: 17.73
(LARGE SOLID BOX) GROWTH OPPORTUNITIES - CLASS T
STRATEGIC OPPORTUNITIES - CLASS T

Calendar year total    1987     1988     1989     1990     1991     1992     1993     1994     1995     1996
returns+

STRATEGIC              -6.33%   22.25%   32.60%   -7.17%   23.08%   12.87%   20.44%   -7.17%   38.16%   1.53%
OPPORTUNITI
ES - CLASS T

Lipper                 -0.03%   14.09%   26.60%   -8.24%   39.91%   8.78%    15.68%   -3.38%   30.34%   16.31%
Capital
Appreciatio
n FundsB

S&P 500                5.10%    16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer               4.43%    4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 27.92
ROW: 2, COL: 1, VALUE: -6.33
ROW: 3, COL: 1, VALUE: 22.25
ROW: 4, COL: 1, VALUE: 32.6
ROW: 5, COL: 1, VALUE: -7.17
ROW: 6, COL: 1, VALUE: 23.08
ROW: 7, COL: 1, VALUE: 12.87
ROW: 8, COL: 1, VALUE: 20.44
ROW: 9, COL: 1, VALUE: -7.17
ROW: 10, COL: 1, VALUE: 38.16
ROW: 11, COL: 1, VALUE: 1.53
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES - CLASS T
EQUITY INCOME - CLASS T

Calendar year total    1987     1988     1989     1990      1991     1992     1993     1994     1995     1996
returns+

EQUITY                 -2.24%   23.23%   18.43%   -14.28%   29.81%   14.68%   18.03%   6.46%    32.55%   14.61%
INCOME -
CLASS T

Lipper                 -2.18%   16.74%   22.18%   -6.78%    26.86%   9.77%    13.66%   -2.54%   30.17%   18.85%
Equity
Income
Funds
AverageC

S&P 500                5.10%    16.61%   31.69%   -3.10%    30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer               4.43%    4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 17.44
ROW: 2, COL: 1, VALUE: -2.24
ROW: 3, COL: 1, VALUE: 23.23
ROW: 4, COL: 1, VALUE: 18.43
ROW: 5, COL: 1, VALUE: -14.28
ROW: 6, COL: 1, VALUE: 29.81
ROW: 7, COL: 1, VALUE: 14.68
ROW: 8, COL: 1, VALUE: 18.03
ROW: 9, COL: 1, VALUE: 6.46
ROW: 10, COL: 1, VALUE: 32.55
ROW: 11, COL: 1, VALUE: 14.61
(LARGE SOLID BOX) EQUITY INCOME - CLASS T
BALANCED - CLASS T

Calendar year total    1988     1989     1990     1991     1992    1993     1994     1995     1996
returns+

BALANCED -             20.89%   24.60%   -2.94%   34.48%   9.20%   19.66%   -5.09%   14.06%   8.43%
CLASS T

Lipper                 12.34%   19.57%   -0.57%   26.69%   7.07%   10.91%   -2.50%   25.16%   13.76%
Balanced
Funds
AverageD

S&P 500                16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%   1.32%    37.58%   22.96%

Consumer               4.42%    4.65%    6.11%    3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 20.89
ROW: 4, COL: 1, VALUE: 24.6
ROW: 5, COL: 1, VALUE: -2.94
ROW: 6, COL: 1, VALUE: 34.48
ROW: 7, COL: 1, VALUE: 9.199999999999999
ROW: 8, COL: 1, VALUE: 19.66
ROW: 9, COL: 1, VALUE: -5.09
ROW: 10, COL: 1, VALUE: 14.06
ROW: 11, COL: 1, VALUE: 8.43
(LARGE SOLID BOX) BALANCED -
CLASS T
HIGH YIELD - CLASS T

Calendar year total    1988     1989     1990      1991     1992     1993     1994     1995     1996
returns+

HIGH YIELD             17.24%   3.64%    7.30%     34.94%   23.09%   20.45%   -1.49%   19.27%   13.26%
- - CLASS T

Lipper High            12.89%   -0.58%   -10.13%   36.91%   17.51%   18.95%   -3.85%   16.43%   13.67%
Current Yield
Funds
AverageE

Merrill                13.47%   4.23%    -4.35%    34.58%   18.16%   17.18%   -1.17%   19.91%   11.06%
Lynch High
Yield
Master
Index

Consumer               4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 17.24
ROW: 4, COL: 1, VALUE: 3.64
ROW: 5, COL: 1, VALUE: 7.3
ROW: 6, COL: 1, VALUE: 34.94
ROW: 7, COL: 1, VALUE: 23.09
ROW: 8, COL: 1, VALUE: 20.45
ROW: 9, COL: 1, VALUE: -1.49
ROW: 10, COL: 1, VALUE: 19.27
ROW: 11, COL: 1, VALUE: 13.26
(LARGE SOLID BOX) HIGH YIELD - CLASS T
STRATEGIC INCOME - CLASS T
Calendar year total    1995     1996
returns+

STRATEGIC              22.02%   12.89%
INCOME -
CLASS T

Lipper                 16.92%   11.74%
Multi-Sector
Income
Funds
AverageF

Merrill                19.91%   11.06%
Lynch High
Yield
Master
Index

Consumer               2.54%    3.32%
Price Index


MORTGAGE SECURITIES - CLASS T

Calendar year total    1987    1988    1989     1990     1991     1992    1993    1994     1995        1996
returns+

MORTGAGE               2.70%   6.72%   13.64%   10.36%   13.61%   5.45%   6.71%   1.94%    17.02%      5.43%
SECURITIES -
CLASS T

Lipper U.S.            2.53%   7.47%   12.71%   9.52%    15.00%   6.38%   7.58%   -4.83%   16.29%      3.87%
Mortgage
Funds
AverageG

Salomon                4.06%   8.81%   15.16%   10.90%   15.64%   7.37%   7.04%   -1.43%   16.77%      5.37%
Brothers
Mortgage
Index

Consumer               4.43%   4.42%   4.65%    6.11%    3.06%    2.90%   2.75%   2.67%    2.54%       3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.7
ROW: 2, COL: 1, VALUE: 6.72
ROW: 3, COL: 1, VALUE: 13.64
ROW: 4, COL: 1, VALUE: 10.36
ROW: 5, COL: 1, VALUE: 13.61
ROW: 6, COL: 1, VALUE: 5.45
ROW: 7, COL: 1, VALUE: 6.71
ROW: 8, COL: 1, VALUE: 1.94
ROW: 9, COL: 1, VALUE: 17.02
ROW: 10, COL: 1, VALUE: 5.430000000000001
ROW: 11, COL: 1, VALUE: 0.0
(LARGE SOLID BOX) MORTGAGE SECURITIES -
CLASS T
GOVERNMENT INVESTMENT - CLASS T

Calendar year total    1988    1989     1990    1991     1992    1993     1994     1995     1996
returns+

GOVERNMEN              6.57%   11.75%   8.37%   13.45%   6.48%   9.36%    -3.85%   17.65%   2.12%
T
INVESTMENT
- - CLASS T

Lipper                 6.67%   12.46%   8.22%   14.44%   6.41%   9.42%    -4.64%   17.34%   1.72%
General
U.S.
Governmen
t Bond
Funds
AverageH

Salomon                7.10%   14.24%   8.78%   15.33%   7.24%   10.74%   -3.40%   18.39%   2.76%
Brothers
Treasury/Ag
ency Index

Consumer               4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.57
ROW: 4, COL: 1, VALUE: 11.75
ROW: 5, COL: 1, VALUE: 8.370000000000001
ROW: 6, COL: 1, VALUE: 13.45
ROW: 7, COL: 1, VALUE: 6.48
ROW: 8, COL: 1, VALUE: 9.360000000000001
ROW: 9, COL: 1, VALUE: -3.85
ROW: 10, COL: 1, VALUE: 17.65
ROW: 11, COL: 1, VALUE: 2.12
(LARGE SOLID BOX) GOVERNMENT INVESTMENT - CLASS T
INTERMEDIATE BOND - CLASS T

Calendar year total    1987    1988    1989     1990    1991     1992    1993     1994     1995     1996
returns+

INTERMEDIAT            2.32%   7.84%   12.11%   7.91%   15.16%   7.13%   11.49%   -2.47%   12.19%   3.41%
E BOND -
CLASS T

Lipper                 2.13%   7.06%   11.67%   7.22%   15.63%   6.88%   9.52%    -3.25%   16.62%   3.12%
Intermediat
e
Investment
Grade
Bond Funds
AverageI

Lehman                 3.66%   6.67%   12.77%   9.16%   14.62%   7.17%   8.79%    -1.93%   15.33%   4.05%
Brothers
Intermediat
e
Governmen
t/Corporate
Bond Index

Consumer               4.43%   4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.33
ROW: 2, COL: 1, VALUE: 2.32
ROW: 3, COL: 1, VALUE: 7.84
ROW: 4, COL: 1, VALUE: 12.11
ROW: 5, COL: 1, VALUE: 7.91
ROW: 6, COL: 1, VALUE: 15.16
ROW: 7, COL: 1, VALUE: 7.13
ROW: 8, COL: 1, VALUE: 11.49
ROW: 9, COL: 1, VALUE: -2.47
ROW: 10, COL: 1, VALUE: 12.19
ROW: 11, COL: 1, VALUE: 3.41
(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS T
SHORT FIXED-INCOME - CLASS T

Calendar year total    1988    1989     1990    1991     1992    1993    1994     1995     1996
returns+

SHORT                  6.19%   10.31%   5.87%   13.37%   7.61%   9.49%   -3.37%   9.81%    4.57%
FIXED-INCO
ME - CLASS
T

Lipper Short           6.86%   10.22%   7.87%   12.88%   5.97%   6.45%   -0.44%   10.84%   4.64%
Investment
Grade
Bond
Funds
AverageJ

Lehman                 6.84%   10.97%   9.69%   11.83%   6.35%   5.55%   0.55%    10.96%   5.26%
Brothers
1-3 Year
Governmen
t/Corporate
Bond Index

Consumer               4.42%   4.65%    6.11%   3.06%    2.90%   2.75%   2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.19
ROW: 4, COL: 1, VALUE: 10.31
ROW: 5, COL: 1, VALUE: 5.87
ROW: 6, COL: 1, VALUE: 13.37
ROW: 7, COL: 1, VALUE: 7.609999999999999
ROW: 8, COL: 1, VALUE: 9.49
ROW: 9, COL: 1, VALUE: -3.37
ROW: 10, COL: 1, VALUE: 9.810000000000001
ROW: 11, COL: 1, VALUE: 4.57
(LARGE SOLID BOX) SHORT FIXED-INCOME - CLASS T
HIGH INCOME MUNICIPAL - CLASS T

Calendar year total    1988     1989     1990     1991     1992     1993     1994     1995     1996
returns+

HIGH                   11.80%   13.09%   10.29%   12.18%   11.11%   13.79%   -8.05%   16.65%   2.95%
INCOME
MUNICIPAL -
CLASS T

Lipper High            11.28%   10.11%   5.13%    11.52%   8.51%    11.41%   -4.67%   15.98%   4.17%
Yield
Municipal
Bond
Funds
AverageK

Consumer               4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 11.8
ROW: 4, COL: 1, VALUE: 13.09
ROW: 5, COL: 1, VALUE: 10.29
ROW: 6, COL: 1, VALUE: 12.18
ROW: 7, COL: 1, VALUE: 11.11
ROW: 8, COL: 1, VALUE: 13.79
ROW: 9, COL: 1, VALUE: -8.050000000000001
ROW: 10, COL: 1, VALUE: 16.65
ROW: 11, COL: 1, VALUE: 2.95
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL - CLASS T
MUNICIPAL BOND - CLASS T

Calendar year total    1987     1988     1989    1990    1991     1992    1993     1994     1995     1996
returns+

MUNICIPAL              -1.56%   12.30%   9.56%   6.91%   11.91%   8.93%   13.17%   -8.49%   18.15%   3.88%
BOND -
CLASS T

Lipper                 -0.94%   11.53%   9.65%   6.05%   12.09%   8.79%   12.47%   -6.50%   16.84%   3.30%
General
Municipal
Debt Funds
AverageL

Consumer               4.43%    4.42%    4.65%   6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: -1.56
ROW: 3, COL: 1, VALUE: 12.3
ROW: 4, COL: 1, VALUE: 9.560000000000001
ROW: 5, COL: 1, VALUE: 6.91
ROW: 6, COL: 1, VALUE: 11.91
ROW: 7, COL: 1, VALUE: 8.93
ROW: 8, COL: 1, VALUE: 13.17
ROW: 9, COL: 1, VALUE: -8.49
ROW: 10, COL: 1, VALUE: 18.51
ROW: 11, COL: 1, VALUE: 3.88
(LARGE SOLID BOX) MUNICIPAL BOND -
CLASS T
INTERMEDIATE MUNICIPAL INCOME - CLASS T

Calendar year total    1987    1988    1989    1990    1991     1992    1993     1994     1995     1996
returns+

INTERMEDIAT            2.33%   7.38%   7.79%   6.37%   9.64%    7.31%   9.43%    -5.68%   14.20%   3.89%
E MUNICIPAL
INCOME -
CLASS T

Lipper                 1.32%   7.57%   8.26%   6.59%   10.52%   7.80%   10.18%   -3.51%   12.89%   3.70%
Intermediat
e Municipal
Debt
Funds
AverageM

Consumer               4.43%   4.42%   4.65%   6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 2.33
ROW: 3, COL: 1, VALUE: 7.38
ROW: 4, COL: 1, VALUE: 7.79
ROW: 5, COL: 1, VALUE: 6.37
ROW: 6, COL: 1, VALUE: 9.639999999999999
ROW: 7, COL: 1, VALUE: 7.31
ROW: 8, COL: 1, VALUE: 9.43
ROW: 9, COL: 1, VALUE: -5.68
ROW: 10, COL: 1, VALUE: 14.2
ROW: 11, COL: 1, VALUE: 3.89
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL INCOME -
CLASS T
SHORT-INTERMEDIATE MUNICIPAL INCOME - CLASS T
Calendar year total    1995    1996
returns+

SHORT-INTER            8.68%   3.64%
MEDIATE
MUNICIPAL
INCOME -
CLASS T

Lipper                 7.43%   3.53%
Short-Inter
mediate
Municipal
Debt Funds
AverageN

Consumer               2.54%   3.32%
Price Index


NEW YORK MUNICIPAL INCOME - CLASS T
Calendar year total    1996
returns+

NEW YORK               3.50%
MUNICIPAL -
CLASS T

Lipper New             3.15%
York
Municipal
Debt Funds
AverageO

Consumer               3.32%
Price Index


EQUITY GROWTH - CLASS B

Calendar year total    1987     1988     1989     1990     1991     1992    1993     1994     1995     1996
returns+

EQUITY                 -0.57%   15.57%   44.84%   6.93%    64.71%   9.89%   14.85%   -0.89%   39.14%   15.69%
GROWTH -
CLASS B

Lipper                 3.08%    14.79%   26.91%   -4.49%   36.70%   8.08%   10.63%   -2.17%   30.79%   19.24%
Growth
Funds
AverageA

S&P 500                5.10%    16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%   1.32%    37.58%   22.96%

Consumer               4.43%    4.42%    4.65%    6.11%    3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: -0.5700000000000001
ROW: 3, COL: 1, VALUE: 15.57
ROW: 4, COL: 1, VALUE: 44.84
ROW: 5, COL: 1, VALUE: 6.930000000000001
ROW: 6, COL: 1, VALUE: 64.71000000000001
ROW: 7, COL: 1, VALUE: 9.890000000000001
ROW: 8, COL: 1, VALUE: 14.85
ROW: 9, COL: 1, VALUE: -0.8900000000000001
ROW: 10, COL: 1, VALUE: 39.14
ROW: 11, COL: 1, VALUE: 15.69
(LARGE SOLID BOX) EQUITY GROWTH - CLASS B
GROWTH OPPORTUNITIES - CLASS B

Calendar year total    1988     1989     1990     1991     1992     1993     1994     1995     1996
returns+

GROWTH                 33.28%   24.14%   -1.65%   42.68%   15.03%   22.17%   2.86%    33.04%   17.73%
OPPORTUNITI
ES - CLASS
B

Lipper                 14.79%   26.91%   -4.49%   36.70%   8.08%    10.63%   -2.17%   30.79%   19.24%
Growth
Funds
AverageA

S&P 500                16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer               4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 33.28
ROW: 4, COL: 1, VALUE: 24.14
ROW: 5, COL: 1, VALUE: -1.65
ROW: 6, COL: 1, VALUE: 42.68
ROW: 7, COL: 1, VALUE: 15.03
ROW: 8, COL: 1, VALUE: 22.17
ROW: 9, COL: 1, VALUE: 2.86
ROW: 10, COL: 1, VALUE: 33.04
ROW: 11, COL: 1, VALUE: 17.73
(LARGE SOLID BOX) GROWTH OPPORTUNITIES - CLASS B
STRATEGIC OPPORTUNITIES - CLASS B

Calendar year total    1987     1988     1989     1990     1991     1992     1993     1994     1995     1996
returns+

STRATEGIC              -6.33%   22.25%   32.60%   -7.17%   23.08%   12.87%   20.44%   -7.22%   37.35%   1.00%
OPPORTUNITI
ES - CLASS
B

Lipper                 -0.03%   14.09%   26.60%   -8.24%   39.91%   8.78%    15.68%   -3.38%   30.34%   16.31%
Capital
Appreciatio
n FundsB

S&P 500                5.10%    16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer               4.43%    4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 27.92
ROW: 2, COL: 1, VALUE: -6.33
ROW: 3, COL: 1, VALUE: 22.25
ROW: 4, COL: 1, VALUE: 32.6
ROW: 5, COL: 1, VALUE: -7.17
ROW: 6, COL: 1, VALUE: 23.08
ROW: 7, COL: 1, VALUE: 12.87
ROW: 8, COL: 1, VALUE: 20.44
ROW: 9, COL: 1, VALUE: -7.22
ROW: 10, COL: 1, VALUE: 37.34999999999999
ROW: 11, COL: 1, VALUE: 1.0
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES - CLASS B
EQUITY INCOME - CLASS B

Calendar year total    1987     1988     1989     1990      1991     1992     1993     1994     1995     1996
returns+

EQUITY                 -2.24%   23.23%   18.43%   -14.28%   29.81%   14.68%   18.03%   6.39%    31.96%   14.00%
INCOME -
CLASS B

Lipper                 -2.18%   16.74%   22.18%   -6.78%    26.86%   9.77%    13.66%   -2.54%   30.17%   18.85%
Equity
Income
Funds
AverageC

S&P 500                5.10%    16.61%   31.69%   -3.10%    30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer               4.43%    4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 17.44
ROW: 2, COL: 1, VALUE: -2.24
ROW: 3, COL: 1, VALUE: 23.23
ROW: 4, COL: 1, VALUE: 18.43
ROW: 5, COL: 1, VALUE: -14.28
ROW: 6, COL: 1, VALUE: 29.81
ROW: 7, COL: 1, VALUE: 14.68
ROW: 8, COL: 1, VALUE: 18.03
ROW: 9, COL: 1, VALUE: 6.39
ROW: 10, COL: 1, VALUE: 31.96
ROW: 11, COL: 1, VALUE: 14.0
(LARGE SOLID BOX) EQUITY INCOME - CLASS B
BALANCED - CLASS B

Calendar year total    1988     1989     1990     1991     1992    1993     1994     1995     1996
returns+

BALANCED -             20.89%   24.60%   -2.94%   34.48%   9.20%   19.66%   -5.09%   14.06%   8.29%
CLASS B

Lipper                 12.34%   19.57%   -0.57%   26.69%   7.07%   10.91%   -2.50%   25.16%   13.76%
Balanced
Funds
AverageD

S&P 500                16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%   1.32%    37.58%   22.96%

Consumer               4.42%    4.65%    6.11%    3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 20.89
ROW: 4, COL: 1, VALUE: 24.6
ROW: 5, COL: 1, VALUE: -2.94
ROW: 6, COL: 1, VALUE: 34.48
ROW: 7, COL: 1, VALUE: 9.199999999999999
ROW: 8, COL: 1, VALUE: 19.66
ROW: 9, COL: 1, VALUE: -5.09
ROW: 10, COL: 1, VALUE: 14.06
ROW: 11, COL: 1, VALUE: 8.289999999999999
(LARGE SOLID BOX) BALANCED -
CLASS B
HIGH YIELD - CLASS B

Calendar year total    1988     1989     1990      1991     1992     1993     1994     1995     1996
returns+

HIGH YIELD             17.24%   3.64%    7.30%     34.94%   23.09%   20.45%   -2.11%   18.34%   12.45%
- - CLASS B

Lipper High            12.89%   -0.58%   -10.13%   36.91%   17.51%   18.95%   -3.85%   16.43%   13.67%
Current
Yield Funds
AverageE

Merrill                13.47%   4.23%    -4.35%    34.58%   18.16%   17.18%   -1.17%   19.91%   11.06%
Lynch High
Yield
Master
Index

Consumer               4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 17.24
ROW: 4, COL: 1, VALUE: 3.64
ROW: 5, COL: 1, VALUE: 7.3
ROW: 6, COL: 1, VALUE: 34.94
ROW: 7, COL: 1, VALUE: 23.09
ROW: 8, COL: 1, VALUE: 20.45
ROW: 9, COL: 1, VALUE: -2.11
ROW: 10, COL: 1, VALUE: 18.34
ROW: 11, COL: 1, VALUE: 12.45
(LARGE SOLID BOX) HIGH YIELD - CLASS B
STRATEGIC INCOME - CLASS B
Calendar year total    1995     1996
returns+

STRATEGIC              21.35%   12.14%
INCOME -
CLASS B

Lipper                 16.92%   11.74%
Multi-Sector
Income
Funds
AverageF

Merrill                19.91%   11.06%
Lynch High
Yield
Master
Index

Consumer               2.54%    3.32%
Price Index


MORTGAGE SECURITIES - CLASS B

Calendar year total    1987    1988    1989     1990     1991     1992    1993    1994     1995        1996
returns+

MORTGAGE               2.70%   6.72%   13.64%   10.36%   13.61%   5.45%   6.71%   1.94%    17.02%      5.43%
SECURITIES -
CLASS B

Lipper U.S.            2.53%   7.47%   12.71%   9.52%    15.00%   6.38%   7.58%   -4.83%   16.29%      3.87%
Mortgage
Funds
AverageG

Salomon                4.06%   8.81%   15.16%   10.90%   15.64%   7.37%   7.04%   -1.43%   16.77%      5.37%
Brothers
Mortgage
Index

Consumer               4.43%   4.42%   4.65%    6.11%    3.06%    2.90%   2.75%   2.67%    2.54%       3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.7
ROW: 2, COL: 1, VALUE: 6.72
ROW: 3, COL: 1, VALUE: 13.64
ROW: 4, COL: 1, VALUE: 10.36
ROW: 5, COL: 1, VALUE: 13.61
ROW: 6, COL: 1, VALUE: 5.45
ROW: 7, COL: 1, VALUE: 6.71
ROW: 8, COL: 1, VALUE: 1.94
ROW: 9, COL: 1, VALUE: 17.02
ROW: 10, COL: 1, VALUE: 5.430000000000001
ROW: 11, COL: 1, VALUE: 0.0
(LARGE SOLID BOX) MORTGAGE SECURITIES -
CLASS B
GOVERNMENT INVESTMENT - CLASS B

Calendar year total    1988    1989     1990    1991     1992    1993     1994     1995     1996
returns+

GOVERNMEN              6.57%   11.75%   8.37%   13.45%   6.48%   9.36%    -4.38%   16.92%   1.37%
T
INVESTMENT
- - CLASS B

Lipper                 6.67%   12.46%   8.22%   14.44%   6.41%   9.42%    -4.64%   17.34%   1.72%
General
U.S.
Governmen
t Bond
Funds
AverageH

Salomon                7.10%   14.24%   8.78%   15.33%   7.24%   10.74%   -3.40%   18.39%   2.76%
Brothers
Treasury/Ag
ency Index

Consumer               4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 6.57
ROW: 4, COL: 1, VALUE: 11.75
ROW: 5, COL: 1, VALUE: 8.370000000000001
ROW: 6, COL: 1, VALUE: 13.45
ROW: 7, COL: 1, VALUE: 6.48
ROW: 8, COL: 1, VALUE: 9.360000000000001
ROW: 9, COL: 1, VALUE: -4.38
ROW: 10, COL: 1, VALUE: 16.92
ROW: 11, COL: 1, VALUE: 1.37
(LARGE SOLID BOX) GOVERNMENT INVESTMENT - CLASS B
INTERMEDIATE BOND - CLASS B

Calendar year total    1987    1988    1989     1990    1991     1992    1993     1994     1995     1996
returns+

INTERMEDIAT            2.32%   7.84%   12.11%   7.91%   15.16%   7.13%   11.49%   -3.12%   11.51%   2.63%
E BOND -
CLASS B

Lipper                 2.13%   7.06%   11.67%   7.22%   15.63%   6.88%   9.52%    -3.25%   16.62%   3.12%
Intermediat
e
Investment
Grade
Bond Funds
AverageI

Lehman                 3.66%   6.67%   12.77%   9.16%   14.62%   7.17%   8.79%    -1.93%   15.33%   4.05%
Brothers
Intermediat
e
Governmen
t/Corporate
Bond Index

Consumer               4.43%   4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 14.33
ROW: 2, COL: 1, VALUE: 2.32
ROW: 3, COL: 1, VALUE: 7.84
ROW: 4, COL: 1, VALUE: 12.11
ROW: 5, COL: 1, VALUE: 7.91
ROW: 6, COL: 1, VALUE: 15.16
ROW: 7, COL: 1, VALUE: 7.13
ROW: 8, COL: 1, VALUE: 11.49
ROW: 9, COL: 1, VALUE: -3.1
ROW: 10, COL: 1, VALUE: 11.51
ROW: 11, COL: 1, VALUE: 2.63
(LARGE SOLID BOX) INTERMEDIATE BOND - CLASS B
HIGH INCOME MUNICIPAL - CLASS B

Calendar year total    1988     1989     1990     1991     1992     1993     1994     1995     1996
returns+

HIGH                   11.80%   13.09%   10.29%   12.18%   11.11%   13.79%   -8.54%   15.60%   2.28%
INCOME
MUNICIPAL -
CLASS B

Lipper High            11.28%   10.11%   5.13%    11.52%   8.51%    11.41%   -4.67%   15.98%   4.17%
Yield
Municipal
Bond
Funds
AverageK

Consumer               4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: 11.8
ROW: 4, COL: 1, VALUE: 13.09
ROW: 5, COL: 1, VALUE: 10.29
ROW: 6, COL: 1, VALUE: 12.18
ROW: 7, COL: 1, VALUE: 11.11
ROW: 8, COL: 1, VALUE: 13.79
ROW: 9, COL: 1, VALUE: -8.52
ROW: 10, COL: 1, VALUE: 15.6
ROW: 11, COL: 1, VALUE: 2.28
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL - CLASS B
MUNICIPAL BOND - CLASS B

Calendar year total    1987     1988     1989    1990    1991     1992    1993     1994     1995     1996
returns+

MUNICIPAL              -1.56%   12.30%   9.56%   6.91%   11.91%   8.93%   13.17%   -8.49%   18.15%   3.69%
BOND -
CLASS B

Lipper                 -0.94%   11.53%   9.65%   6.05%   12.09%   8.79%   12.47%   -6.50%   16.84%   3.30%
General
Municipal
Debt Funds
AverageL

Consumer               4.43%    4.42%    4.65%   6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: -1.56
ROW: 3, COL: 1, VALUE: 12.3
ROW: 4, COL: 1, VALUE: 9.560000000000001
ROW: 5, COL: 1, VALUE: 6.91
ROW: 6, COL: 1, VALUE: 11.91
ROW: 7, COL: 1, VALUE: 8.93
ROW: 8, COL: 1, VALUE: 13.17
ROW: 9, COL: 1, VALUE: -8.49
ROW: 10, COL: 1, VALUE: 18.51
ROW: 11, COL: 1, VALUE: 3.69
(LARGE SOLID BOX) MUNICIPAL BOND -
CLASS B
INTERMEDIATE MUNICIPAL INCOME - CLASS B

Calendar year total    1987    1988    1989    1990    1991     1992    1993     1994     1995     1996
returns+

INTERMEDIAT            2.33%   7.38%   7.79%   6.37%   9.64%    7.32%   9.43%    -6.13%   13.22%   3.23%
E MUNICIPAL
INCOME -
CLASS B

Lipper                 1.32%   7.57%   8.26%   6.59%   10.52%   7.80%   10.18%   -3.51%   12.89%   3.70%
Intermediat
e Municipal
Debt
Funds
AverageM

Consumer               4.43%   4.42%   4.65%   6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
Price Index



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 13.71
ROW: 2, COL: 1, VALUE: 2.33
ROW: 3, COL: 1, VALUE: 7.38
ROW: 4, COL: 1, VALUE: 7.79
ROW: 5, COL: 1, VALUE: 6.37
ROW: 6, COL: 1, VALUE: 9.639999999999999
ROW: 7, COL: 1, VALUE: 7.319999999999999
ROW: 8, COL: 1, VALUE: 9.43
ROW: 9, COL: 1, VALUE: -6.119999999999999
ROW: 10, COL: 1, VALUE: 13.22
ROW: 11, COL: 1, VALUE: 2.84
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL INCOME -
CLASS B
NEW YORK MUNICIPAL INCOME - CLASS B
Calendar year total    1996
returns+

NEW YORK               2.84%
MUNICIPAL
INCOME -
CLASS B

Lipper New             3.15%
York
Municipal
Debt Funds
AverageO

Consumer               3.32%
Price Index


   EQUITY GROWTH - CLASS C



   Calendar year total    1987     1988     1989     1990     1991     1992    1993     1994     1995     1996
   returns+

   EQUITY                 -0.57%   15.57%   44.84%   6.93%    64.71%   9.89%   14.85%   -0.89%   39.14%   15.69%
   GROWTH -
   CLASS C

   Lipper                 3.08%    14.79%   26.91%   -4.49%   36.70%   8.08%   10.63%   -2.17%   30.79%   19.24%
   Growth
   Funds
   AverageA

   S&P 500                5.10%    16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%   1.32%    37.58%   22.96%

   Consumer               4.43%    4.42%    4.65%    6.11%    3.06%    2.90%   2.75%    2.67%    2.54%    3.32%
   Price Index



   PERCENTAGE (%)
   ROW: 1, COL: 1, VALUE: NIL
   ROW: 2, COL: 1, VALUE: -0.5700000000000001
   ROW: 3, COL: 1, VALUE: 15.57
   ROW: 4, COL: 1, VALUE: 44.84
   ROW: 5, COL: 1, VALUE: 6.930000000000001
   ROW: 6, COL: 1, VALUE: 64.71000000000001
   ROW: 7, COL: 1, VALUE: 9.890000000000001
   ROW: 8, COL: 1, VALUE: 14.85
   ROW: 9, COL: 1, VALUE: -0.8900000000000001
   ROW: 10, COL: 1, VALUE: 39.14
   ROW: 11, COL: 1, VALUE: 15.69


   (LARGE SOLID BOX) EQUITY GROWTH - CLASS C
   GROWTH OPPORTUNITIES - CLASS C



   Calendar year total    1988     1989     1990     1991     1992     1993     1994     1995            1996
   returns+

   GROWTH                 33.28%   24.14%   -1.65%   42.68%   15.03%   22.17%   2.86%    33.04%          17.73%
   OPPORTUNITI
   ES - CLASS
   C

   Lipper                 14.79%   26.91%   -4.49%   36.70%   8.08%    10.63%   -2.17%   30.79%          19.24%
   Growth
   Funds
   AverageA

   S&P 500                16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%   1.32%    37.58%          22.96%

   Consumer               4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%           3.32%
   Price Index





   PERCENTAGE (%)
   ROW: 1, COL: 1, VALUE: NIL
   ROW: 2, COL: 1, VALUE: NIL
   ROW: 3, COL: 1, VALUE: 33.28
   ROW: 4, COL: 1, VALUE: 24.14
   ROW: 5, COL: 1, VALUE: -1.65
   ROW: 6, COL: 1, VALUE: 42.68
   ROW: 7, COL: 1, VALUE: 15.03
   ROW: 8, COL: 1, VALUE: 22.17
   ROW: 9, COL: 1, VALUE: 2.86
   ROW: 10, COL: 1, VALUE: 33.04
   ROW: 11, COL: 1, VALUE: 17.73


   (LARGE SOLID BOX) STRATEGIC OPPORTUNITIES - CLASS C
   EQUITY INCOME - CLASS C



   Calendar year total    1987     1988     1989     1990      1991     1992     1993     1994     1995     1996
   returns+

   EQUITY                 -2.24%   23.23%   18.43%   -14.28%   29.81%   14.68%   18.03%   6.39%    31.96%   14.00%
   INCOME -
   CLASS C

   Lipper                 -2.18%   16.74%   22.18%   -6.78%    26.86%   9.77%    13.66%   -2.54%   30.17%   18.85%
   Equity
   Income
   Funds
   AverageC

   S&P 500                5.10%    16.61%   31.69%   -3.10%    30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

   Consumer               4.43%    4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%    3.32%
   Price Index





   PERCENTAGE (%)
   ROW: 1, COL: 1, VALUE: NIL
   ROW: 2, COL: 1, VALUE: -2.24
   ROW: 3, COL: 1, VALUE: 23.23
   ROW: 4, COL: 1, VALUE: 18.43
   ROW: 5, COL: 1, VALUE: -14.28
   ROW: 6, COL: 1, VALUE: 29.81
   ROW: 7, COL: 1, VALUE: 14.68
   ROW: 8, COL: 1, VALUE: 18.03
   ROW: 9, COL: 1, VALUE: 6.39
   ROW: 10, COL: 1, VALUE: 31.96
   ROW: 11, COL: 1, VALUE: 14.0


   (LARGE SOLID BOX) EQUITY INCOME - CLASS C
   BALANCED - CLASS C



   Calendar year total    1988     1989     1990     1991     1992    1993     1994            1995            1996
   returns+

   BALANCED -             20.89%   24.60%   -2.94%   34.48%   9.20%   19.66%   -5.09%          14.06%          8.29%
   CLASS C

   Lipper                 12.34%   19.57%   -0.57%   26.69%   7.07%   10.91%   -2.50%          25.16%          13.76%
   Balanced
   Funds
   AverageD

   S&P 500                16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%   1.32%           37.58%          22.96%

   Consumer               4.42%    4.65%    6.11%    3.06%    2.90%   2.75%    2.67%           2.54%           3.32%
   Price Index





   PERCENTAGE (%)
   ROW: 1, COL: 1, VALUE: NIL
   ROW: 2, COL: 1, VALUE: NIL
   ROW: 3, COL: 1, VALUE: 20.89
   ROW: 4, COL: 1, VALUE: 24.6
   ROW: 5, COL: 1, VALUE: -2.94
   ROW: 6, COL: 1, VALUE: 34.48
   ROW: 7, COL: 1, VALUE: 9.199999999999999
   ROW: 8, COL: 1, VALUE: 19.66
   ROW: 9, COL: 1, VALUE: -5.09
   ROW: 10, COL: 1, VALUE: 14.06
   ROW: 11, COL: 1, VALUE: 8.289999999999999


   (LARGE SOLID BOX) BALANCED -

   CLASS C
   HIGH YIELD - CLASS C



   Calendar year total    1988     1989     1990      1991     1992     1993     1994     1995            1996
   returns+

   HIGH YIELD             17.24%   3.64%    7.30%     34.94%   23.09%   20.45%   -2.11%   18.34%          12.45%
   - CLASS C

   Lipper High            12.89%   -0.58%   -10.13%   36.91%   17.51%   18.95%   -3.85%   16.43%          13.67%
   Current Yield
   Funds
   AverageE

   Merrill                13.47%   4.23%    -4.35%    34.58%   18.16%   17.18%   -1.17%   19.91%          11.06%
   Lynch High
   Yield
   Master
   Index

   Consumer               4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%           3.32%
   Price Index





   PERCENTAGE (%)
   ROW: 1, COL: 1, VALUE: NIL
   ROW: 2, COL: 1, VALUE: NIL
   ROW: 3, COL: 1, VALUE: 17.24
   ROW: 4, COL: 1, VALUE: 3.64
   ROW: 5, COL: 1, VALUE: 7.3
   ROW: 6, COL: 1, VALUE: 34.94
   ROW: 7, COL: 1, VALUE: 23.09
   ROW: 8, COL: 1, VALUE: 20.45
   ROW: 9, COL: 1, VALUE: -2.11
   ROW: 10, COL: 1, VALUE: 18.34
   ROW: 11, COL: 1, VALUE: 12.45


   (LARGE SOLID BOX) HIGH YIELD - CLASS C
   STRATEGIC INCOME - CLASS C
   Calendar year total           1995            1996
   returns+

   STRATEGIC                     21.35%          12.14%
   INCOME -
   CLASS C

   Lipper                        16.92%          11.74%
   Multi-Sector
   Income
   Funds
   AverageF

   Merrill                       19.91%          11.06%
   Lynch High
   Yield
   Master
   Index

   Consumer                      2.54%           3.32%
   Price Index


   GOVERNMENT INVESTMENT - CLASS C



   Calendar year total    1988    1989     1990    1991     1992    1993     1994            1995            1996
   returns+

   GOVERNMEN              6.57%   11.75%   8.37%   13.45%   6.48%   9.36%    -4.38%          16.92%          1.37%
   T
   INVESTMENT
   - CLASS C

   Lipper                 6.67%   12.46%   8.22%   14.44%   6.41%   9.42%    -4.64%          17.34%          1.72%
   General
   U.S.
   Governmen
   t Bond
   Funds
   AverageH

   Salomon                7.10%   14.24%   8.78%   15.33%   7.24%   10.74%   -3.40%          18.39%          2.76%
   Brothers
   Treasury/Ag
   ency Index

   Consumer               4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%           2.54%           3.32%
   Price Index



   PERCENTAGE (%)
   ROW: 1, COL: 1, VALUE: NIL
   ROW: 2, COL: 1, VALUE: NIL
   ROW: 3, COL: 1, VALUE: 6.57
   ROW: 4, COL: 1, VALUE: 11.75
   ROW: 5, COL: 1, VALUE: 8.370000000000001
   ROW: 6, COL: 1, VALUE: 13.45
   ROW: 7, COL: 1, VALUE: 6.48
   ROW: 8, COL: 1, VALUE: 9.360000000000001
   ROW: 9, COL: 1, VALUE: -4.38
   ROW: 10, COL: 1, VALUE: 16.92
   ROW: 11, COL: 1, VALUE: 1.37


   (LARGE SOLID BOX) GOVERNMENT INVESTMENT -

   CLASS C
   INTERMEDIATE BOND - CLASS C



   Calendar year total    1987    1988    1989     1990    1991     1992    1993     1994     1995            1996
   returns+

   INTERMEDIAT            2.32%   7.84%   12.11%   7.91%   15.16%   7.13%   11.49%   -3.12%   11.51%          2.63%
   E BOND -
   CLASS C

   Lipper                 2.13%   7.06%   11.67%   7.22%   15.63%   6.88%   9.52%    -3.25%   16.62%          3.12%
   Intermediat
   e
   Investment
   Grade
   Bond Funds
   AverageI

   Lehman                 3.66%   6.67%   12.77%   9.16%   14.62%   7.17%   8.79%    -1.93%   15.33%          4.05%
   Brothers
   Intermediat
   e
   Governmen
   t/Corporate
   Bond Index

   Consumer               4.43%   4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%    2.54%           3.32%
   Price Index





   PERCENTAGE (%)
   ROW: 1, COL: 1, VALUE: NIL
   ROW: 2, COL: 1, VALUE: 2.32
   ROW: 3, COL: 1, VALUE: 7.84
   ROW: 4, COL: 1, VALUE: 12.11
   ROW: 5, COL: 1, VALUE: 7.91
   ROW: 6, COL: 1, VALUE: 15.16
   ROW: 7, COL: 1, VALUE: 7.13
   ROW: 8, COL: 1, VALUE: 11.49
   ROW: 9, COL: 1, VALUE: -3.12
   ROW: 10, COL: 1, VALUE: 11.51
   ROW: 11, COL: 1, VALUE: 2.63
   (LARGE SOLID BOX) INTERMEDIATE BOND - CLASS C
   SHORT FIXED-INCOME - CLASS C



   Calendar year total    1988    1989     1990    1991     1992    1993    1994            1995            1996
   returns+

   SHORT                  6.19%   10.31%   5.87%   13.37%   7.61%   9.49%   -3.37%          9.81%           4.57%
   FIXED-INCO
   ME - CLASS
   C

   Lipper Short           6.86%   10.22%   7.87%   12.88%   5.97%   6.45%   -0.44%          10.84%          4.64%
   Investment
   Grade
   Bond
   Funds
   AverageJ

   Lehman                 6.84%   10.97%   9.69%   11.83%   6.35%   5.55%   0.55%           10.96%          5.26%
   Brothers
   1-3 Year
   Governmen
   t/Corporate
   Bond Index

   Consumer               4.42%   4.65%    6.11%   3.06%    2.90%   2.75%   2.67%           2.54%           3.32%
   Price Index



   PERCENTAGE (%)    >
   ROW: 1, COL: 1, VALUE: NIL
   ROW: 2, COL: 1, VALUE: NIL
   ROW: 3, COL: 1, VALUE: 6.19
   ROW: 4, COL: 1, VALUE: 10.31
   ROW: 5, COL: 1, VALUE: 5.87
   ROW: 6, COL: 1, VALUE: 13.37
   ROW: 7, COL: 1, VALUE: 7.609999999999999
   ROW: 8, COL: 1, VALUE: 9.49
   ROW: 9, COL: 1, VALUE: -3.37
   ROW: 10, COL: 1, VALUE: 9.810000000000001
   ROW: 11, COL: 1, VALUE: 4.57


   (LARGE SOLID BOX) SHORT FIXED-INCOME - CLASS C
   HIGH INCOME MUNICIPAL - CLASS C



   Calendar year total    1988     1989     1990     1991     1992     1993     1994            1995            1996
   returns+

   HIGH                   11.80%   13.09%   10.29%   12.18%   11.11%   13.79%   -8.54%          15.60%          2.28%
   INCOME
   MUNICIPAL -
   CLASS C

   Lipper High            11.28%   10.11%   5.13%    11.52%   8.51%    11.41%   -4.67%          15.98%          4.17%
   Yield
   Municipal
   Bond
   Funds
   AverageK

   Consumer               4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%           2.54%           3.32%
   Price Index





   PERCENTAGE (%)
   ROW: 1, COL: 1, VALUE: NIL
   ROW: 2, COL: 1, VALUE: NIL
   ROW: 3, COL: 1, VALUE: 11.8
   ROW: 4, COL: 1, VALUE: 13.09
   ROW: 5, COL: 1, VALUE: 10.29
   ROW: 6, COL: 1, VALUE: 12.18
   ROW: 7, COL: 1, VALUE: 11.11
   ROW: 8, COL: 1, VALUE: 13.79
   ROW: 9, COL: 1, VALUE: -8.539999999999999
   ROW: 10, COL: 1, VALUE: 15.6
   ROW: 11, COL: 1, VALUE: 2.28


   (LARGE SOLID BOX) HIGH INCOME MUNICIPAL - CLASS C
   INTERMEDIATE MUNICIPAL INCOME - CLASS C



   Calendar year total    1987    1988    1989    1990    1991     1992    1993     1994     1995            1996
   returns+

   INTERMEDIAT            2.33%   7.38%   7.79%   6.37%   9.64%    7.32%   9.43%    -6.13%   13.22%          3.23%
   E MUNICIPAL
   INCOME -
   CLASS C

   Lipper                 1.32%   7.57%   8.26%   6.59%   10.52%   7.80%   10.18%   -3.51%   12.89%          3.70%
   Intermediat
   e Municipal
   Debt
   Funds
   AverageM

   Consumer               4.43%   4.42%   4.65%   6.11%   3.06%    2.90%   2.75%    2.67%    2.54%           3.32%
   Price Index





   Percentage (%)
   Row: 1, Col: 1, Value: nil
   Row: 2, Col: 1, Value: 2.33
   Row: 3, Col: 1, Value: 7.38
   Row: 4, Col: 1, Value: 7.79
   Row: 5, Col: 1, Value: 6.37
   Row: 6, Col: 1, Value: 9.639999999999999
   Row: 7, Col: 1, Value: 7.319999999999999
   Row: 8, Col: 1, Value: 9.43
   Row: 9, Col: 1, Value: -6.13
   Row: 10, Col: 1, Value: 13.22
   Row: 11, Col: 1, Value: 3.23


   (LARGE SOLID BOX) INTERMEDIATE MUNICIPAL INCOME -


   CLASS C
   + RETURNS DO NOT INCLUDE THE EFFECT OF PAYING CLASS A OR CLASS T'S MAXIMUM FRONT-END SALES CHARGE OR CLASS B AND CLASS C'S APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
    INITIAL OFFERING OF CLASS A FOR EACH FUND (EXCEPT MORTGAGE SECURITIES AND MUNICIPAL BOND) TOOK PLACE ON SEPTEMBER 3, 1996. CLASS A RETURNS PRIOR TO SEPTEMBER 3, 1996 (EXCEPT FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME) ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996) FOR EQUITY FUNDS AND 0.15% FOR SHORT-TERM BOND FUNDS. IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996 FOR THE EQUITY FUNDS WOULD HAVE BEEN HIGHER.
    FOR EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME, RETURNS FROM SEPTEMBER 3, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996) FOR EQUITY GROWTH AND EQUITY INCOME AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS A RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 3, 1996 THROUGH SEPTEMBER 10, 1992 WOULD HAVE BEEN HIGHER AND TOTAL RETURNS PRIOR TO SEPTEMBER 10, 1992 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS A, CLASS T, AND CLASS B OF MORTGAGE SECURITIES TOOK PLACE ON MARCH 3, 1997. CLASS A, CLASS T, AND CLASS B RETURNS ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S, CLASS T'S, AND CLASS B'S RESPECTIVE 12B-1 FEES HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS A OF MUNICIPAL BOND TOOK PLACE ON MARCH 3, 1997. CLASS A RETURNS PRIOR TO AND INCLUDING DECEMBER 31, 1996 THROUGH JULY 1, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. CLASS A RETURNS PRIOR TO JULY 1, 1996 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS A'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO AND INCLUDING DECEMBER 31, 1996 THROUGH JULY 1, 1996 WOULD HAVE BEEN HIGHER AND TOTAL RETURNS PRIOR TO JULY 1, 1996 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS T AND CLASS B OF MUNICIPAL BOND TOOK PLACE ON JULY 1, 1996. CLASS T AND CLASS B RETURNS PRIOR TO JULY 1, 1996 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS T'S AND CLASS B'S RESPECTIVE 12B-1 FEES HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JULY 1, 1996 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS T OF EQUITY GROWTH, EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON SEPTEMBER 10, 1992. CLASS T RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS T'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO SEPTEMBER 10, 1992 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF EQUITY GROWTH TOOK PLACE ON DECEMBER 31, 1996. CLASS B RETURNS FROM DECEMBER 31, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). CLASS B RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF BALANCED TOOK PLACE ON DECEMBER 31, 1996. CLASS B RETURNS PRIOR TO DECEMBER 31, 1996 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF GROWTH OPPORTUNITIES TOOK PLACE ON MARCH 3, 1997. CLASS B RETURNS ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50%(0.65% PRIOR TO JANUARY 1, 1996). IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65% FOR EQUITY INCOME, AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS B RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF STRATEGIC OPPORTUNITIES TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.
    INITIAL OFFERING OF CLASS B OF HIGH YIELD, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL TOOK PLACE ON JUNE 30, 1994. CLASS B RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. IF CLASS B'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.
    CLASS C OF EACH FUND (EXCEPT STRATEGIC OPPORTUNITIES, MORTGAGE SECURITIES, MUNICIPAL BOND, SHORT-INTERMEDIATE MUNICIPAL INCOME, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME) IS EXPECTED TO COMMENCE OPERATIONS ON OR ABOUT NOVEMBER 3, 1997.
    CLASS C RETURNS FOR STRATEGIC INCOME ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 0.90%(1.00% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS AFTER DECEMBER 31, 1995 WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR EQUITY GROWTH FROM DECEMBER 31, 1996 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). CLASS C RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR GROWTH OPPORTUNITIES ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR BALANCED ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.50% (0.65% PRIOR TO JANUARY 1, 1996). IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR HIGH YIELD, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL FROM DECEMBER 31, 1996 THROUGH JUNE 30, 1994 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 0.90% (1.00% PRIOR TO JANUARY 1, 1996). CLASS C RETURNS PRIOR TO JUNE 30, 1994 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.25%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS FROM DECEMBER 31, 1996 THROUGH DECEMBER 31, 1995 AND PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR SHORT FIXED-INCOME ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.15%. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS WOULD HAVE BEEN LOWER.
    CLASS C RETURNS FOR EQUITY INCOME, INTERMEDIATE BOND, AND INTERMEDIATE MUNICIPAL INCOME FROM DECEMBER 31, 1996 THROUGH JUNE 30, 1994 ARE THOSE OF CLASS B WHICH REFLECT A 12B-1 FEE OF 1.00% FOR EQUITY INCOME AND 0.90% (1.00% PRIOR TO JANUARY 1, 1996) FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS C RETURNS PRIOR TO JUNE 30, 1994 THROUGH SEPTEMBER 10, 1992 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65% FOR EQUITY INCOME AND 0.25% FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME. CLASS C RETURNS PRIOR TO SEPTEMBER 10, 1992 ARE THOSE OF INSTITUTIONAL CLASS WHICH HAS NO 12B-1 FEE. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS FOR EQUITY INCOME PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN LOWER. IF CLASS C'S 12B-1 FEE HAD BEEN REFLECTED, TOTAL RETURNS FOR INTERMEDIATE BOND AND INTERMEDIATE MUNICIPAL INCOME FROM DECEMBER 31, 1996 THROUGH DECEMBER 31, 1995 AND PRIOR TO JUNE 30, 1994 WOULD HAVE BEEN
LOWER.
[A] THE LIPPER GROWTH FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 669 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[B] THE LIPPER CAPITAL APPRECIATION FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 189 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[C] THE LIPPER EQUITY INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 160 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[D] THE LIPPER BALANCED FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 272 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[E] THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 148 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[F] THE LIPPER MULTI-SECTOR INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 51 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[G] THE LIPPER U.S. MORTGAGE FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 59 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[H] THE LIPPER GENERAL U.S. GOVERNMENT BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 170 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[I] THE LIPPER INTERMEDIATE INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 176 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[J] THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 95 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[K] THE LIPPER HIGH YIELD MUNICIPAL BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 43 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[L] THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 225 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[M] THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 136 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[N] THE LIPPER SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 28 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[O] THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 96 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
TECHNOQUANT IS A TRADEMARK OF FMR CORP.



SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS
INSTITUTIONAL CLASS OCTOBER 31,1997 PROSPECTUS
PROPOSED REORGANIZATION. The Board of Trustees of Fidelity Advisor Short-Intermediate Municipal Income Fund has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Intermediate Municipal Income Fund, a fund of Fidelity Advisor Series VI.
The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity Advisor Short-Intermediate Municipal Income Fund solely in exchange for Class A, Class T, and Institutional Class shares of Fidelity Advisor Intermediate Municipal Income Fund equal in value to the relative net asset value of the outstanding shares of Class A, Class T, and Institutional Class, respectively, of Fidelity Advisor Short-Intermediate Municipal Income Fund. Following such exchange, Fidelity Advisor Short-Intermediate Municipal Income Fund will distribute such shares pro rata to the corresponding class in liquidation of Fidelity Advisor Short-Intermediate Municipal Income Fund as provided in the Agreement (the transactions contemplated by the Agreement referred to as the "Reorganization").
The Reorganization can be consummated only if, among other things, it is approved by a majority vote of shareholders. A Special Meeting (the "Meeting") of the Shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund will be held on May 4, 1998, and approval of the Agreement will be voted on at that time. In connection with the Meeting, Fidelity Advisor Short-Intermediate Municipal Income Fund will be filing with the Securities and Exchange Commission and delivering to its shareholders of record a Proxy Statement describing the Reorganization and a Prospectus for Fidelity Advisor Intermediate Municipal Income Fund.
If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to become effective on or about May 28, 1998. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.
In the event Fidelity Advisor Short-Intermediate Municipal Income Fund shareholders fail to approve the Agreement, Fidelity Advisor Short-Intermediate Municipal Income Fund will continue to engage in business as a registered investment company and the Board of Trustees will consider other proposals for the reorganization or liquidation of the Fund.
Fidelity Advisor Short-Intermediate Municipal Income Fund    is
    closed to new accounts pending the Reorganization.
Fidelity Advisor California Municipal Income Fund and Fidelity Advisor New York Municipal Income Fund are closed to new and existing accounts.
Institutional Class of Fidelity Advisor Municipal Bond Fund is closed to new and existing accounts except for shares purchased by investors participating in the Fidelity sponsored TARGETS Program who may purchase shares through December 31, 1997.
 Fidelity Advisor High Income Municipal Fund    has been     renamed
Fidelity Advisor Municipal Income Fund.
The following information replaces the first three paragraphs found in "Who May Want to Invest" on page 4.
Institutional Class shares are offered to:
1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans must have at least $50 million in plan assets;
2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business, and the program (i) charges an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, non-employee benefit plan accounts in the program must be managed on a discretionary basis;
3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;
4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds; and
5. Fidelity Trustees and employees.
For purchases made by managed account programs or insurance company separate accounts, FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds. Employee benefit plan investors must meet additional requirements specified in the funds' SAI.
   Th    e following information replaces similar information for
MUNICIPAL BOND, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME found in "Expenses" beginning on page 7.
MUNICIPAL FUNDS





      OPERATING EXPENSES         EXAMPLES

MUNICIPAL BOND   MANAGEMENT FEE              0.40%[A]   1 YEAR     $ 16

                 12B-1 FEE                  NONE        3 YEARS    $ 49

                 OTHER EXPENSES              1.14%[A]   5 YEARS    $ 84

                 TOTAL OPERATING EXPENSES    1.54%      10 YEARS   $ 183

STATE MUNICIPAL FUNDS





      OPERATING EXPENSES         EXAMPLES


CALIFORNIA MUNICIPAL INCOME   MANAGEMENT FEE                           0.40%   1 YEAR     $ 9

                              12B-1 FEE                               NONE     3 YEARS    $ 27

                              OTHER EXPENSES                           0.45%   5 YEARS    $ 47

                              TOTAL OPERATING EXPENSES                 0.85%   10 YEARS   $ 105

NEW YORK MUNICIPAL INCOME     MANAGEMENT FEE                           0.40%   1 YEAR     $ 20

                              12B-1 FEE                               NONE     3 YEARS    $ 63

                              OTHER EXPENSES  (AFTER REIMBURSEMENT)    1.60%   5 YEARS    $ 108

                              TOTAL OPERATING EXPENSES                 2.00%   10 YEARS   $ 233


[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
   T    he following information replaces similar information for
MUNICIPAL BOND, CALIFORNIA MUNICIPAL INCOME, AND NEW YORK MUNICIPAL INCOME found in "Expenses" on page 9.
FMR has voluntarily agreed to reimburse the Institutional Class of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:
                                       EFFECTIVE
                                       DATE

MUNICIPAL BOND                 2.00%   1/1/98

CALIFORNIA MUNICIPAL INCOME    2.00%   1/1/98

NEW YORK MUNICIPAL INCOME      2.00%   1/1/98

   T    he following information replaces similar information found in
"Expenses" on page 9.
If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of average net assets, would have been the following amounts:

                                       OTHER EXPENSES                   TOTAL OPERATING EXPENSES

TECHNOQUANT GROWTH[A]                                    7.03%                                      7.63%

MID CAP                                                  2.64%                                      3.24%

LARGE CAP                                                1.94%                                      2.54%

GROWTH & INCOME[A]                                       0.78%                                      1.28%

BALANCED                                                 0.56%                                      1.01%

STRATEGIC INCOME                                         0.96%                                      1.55%

MORTGAGE SECURITIES[A]                                   4.13%                                      4.57%

GOVERNMENT INVESTMENT                                    0.38%                                      0.83%

SHORT FIXED-INCOME                                       0.55%                                      1.00%

HIGH INCOME MUNICIPAL                                    3.86%                                      4.26%

INTERMEDIATE MUNICIPAL INCOME                            0.44%                                      0.84%

SHORT-INTERMEDIATE MUNICIPAL INCOME                      13.15%                                     13.55%

NEW YORK MUNICIPAL INCOME                                3.43%                                      3.83%


[A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
   T    he following information replaces similar information found under the heading "FMR and Its Affiliates" in the "Charter" section on page 26.
John Avery is manager of Advisor Balanced, which he has managed since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putman Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
The following information replaces similar information found in "Investment Principles and Risks" on page 30.
MORTGAGE SECURITIES FUND seeks high current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. When consistent with its goal, the fund may also consider the potential for capital gain. FMR normally invests at least 65% of the fund's total assets in mortgage-related securities. The fund may also invest in U.S. Government securities and instruments related to U.S. Government securities. Instruments related to U.S. Government securities may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between two and 10 years. However, the reaction of mortgage securities to changes in interest rates can be difficult to predict since mortgage securities are subject to prepayment of principal and can be structured in a complex manner. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This could be substantially shorter than its stated final maturity. As of July 31, 1997, the fund's dollar-weighted average maturity was approximately
5.8 years.
GOVERNMENT INVESTMENT FUND seeks high current income by investing in U.S. Government securities and instruments related to U.S. Government securities under normal conditions. FMR normally invests the fund's assets only in U.S. Government securities, repurchase agreements, and other instruments related to U.S. Government securities. Under normal conditions, FMR invests at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties. It is important to note that neither the fund nor its yield is guaranteed by the U.S. Government.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between five and 12 years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This could be substantially shorter than its stated final maturity. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 8.5 years.
   The following information supplements the information found in "Investment Principles and Risks" on page 30.
   INTERMEDIATE BOND FUND seeks high current income by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. When consistent with its primary objective, the fund may also seek capital appreciation. Although the fund can invest in securities of any maturity, the fund normally maintains a dollar-weighted average maturity between three and 10 years.
   In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. As November 30, 1996, the fund's dollar-weighted average maturity was approximately 5.7 years.
   In managing Intermediate Bond, FMR selects a benchmark index which is representative of the portion of the bond market in which the fund invests. FMR uses this benchmark index as a guide in structuring the fund and selecting its investments. The benchmark index for Intermediate Bond is the Lehman Brothers Intermediate Government/Corporate Bond Index, a market value weighted benchmark of government and corporate fixed-rate debt issues with maturities between one and 10 years. FMR manages the fund to have a similar overall interest rate risk to its Index.
   T    h   e     following information replaces similar information
found under the heading "High Income Municipal Fund" in "Investment Principles and Risks" on page 31.
MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
   T    he following information replaces similar information found under the heading "Debt Securities" in "Securities and Investment Practices" beginning on page 32.
Each of Mortgage Securities, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps Credit Rating Co. (Duff & Phelps), or Fitch Investors Service, L.P. (Fitch), or is unrated but judged by FMR to be of equivalent quality.
EFFECTIVE FEBRUARY 28, 1998, the following information replaces similar information found under the heading "Debt Securities" in "Securities and Investment Practices" beginning on page 32.
   Each of Mortgage Securities, Intermediate Bond, Short Fixed-Income, Municipal Income, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps Credit Rating Co. (Duff & Phelps), or Fitch Investors Service, L.P. (Fitch), or is unrated but judged by FMR to be of equivalent quality.



FIDELITY ADVISOR FUNDS
INSTITUTIONAL CLASS
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of a fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated October 31, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, contact Fidelity Distributors Corporation (FDC), 82 Devonshire Street, Boston, MA 02109, or your investment professional.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY
THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER
AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.
HIGH YIELD AND STRATEGIC INCOME MAY INVEST SIGNIFICANTLY IN
LOWER-QUALITY DEBT SECURITIES, SOMETIMES CALLED "JUNK BONDS." THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN
OTHER DEBT SECURITIES.
LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT
BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
AND EXCHANGE COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
ACOMI-PRO-0297-01
GROWTH FUNDS:
Fidelity Advisor TechnoQuantTM Growth Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth Opportunities Fund
Fidelity Advisor Strategic Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS:
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS:
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS:
Fidelity Advisor High Income Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS:
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
PROSPECTUS
OCTOBER 31, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109


CONTENTS



KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES INSTITUTIONAL CLASS'S YEARLY OPERATING EXPENSES.

                                         FINANCIAL HIGHLIGHTS A SUMMARY OF EACH FUND'S FINANCIAL DATA.

                                         PERFORMANCE HOW EACH FUND HAS DONE OVER TIME.

THE FUNDS IN DETAIL                      CHARTER HOW EACH FUND IS ORGANIZED.

                                         INVESTMENT PRINCIPLES AND RISKS EACH FUND'S OVERALL APPROACH
                                         TO INVESTING.

                                         BREAKDOWN OF EXPENSES HOW OPERATING COSTS ARE CALCULATED
                                         AND WHAT THEY INCLUDE.

YOUR ACCOUNT                             TYPES OF ACCOUNTS DIFFERENT WAYS TO SET UP YOUR ACCOUNT,
                                         INCLUDING TAX-SHELTERED RETIREMENT PLANS.

                                         HOW TO BUY SHARES OPENING AN ACCOUNT AND MAKING ADDITIONAL
                                         INVESTMENTS.

                                         HOW TO SELL SHARES TAKING MONEY OUT AND CLOSING YOUR ACCOUNT.

                                         INVESTOR SERVICES SERVICES TO HELP YOU MANAGE YOUR ACCOUNT.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS SHARE PRICE CALCULATIONS AND THE TIMING OF
                                         PURCHASES AND REDEMPTIONS.

                                         EXCHANGE RESTRICTIONS

                                         APPENDIX A

                                         APPENDIX B


KEY FACTS


WHO MAY WANT TO INVEST
Institutional Class shares are offered to accounts managed (i) by a bank trust department and other trust institutions, (ii) by a
broker-dealer   ,     and (iii) by a registered investment advisor
(RIA) on a discretionary basis (collectively, eligible
intermediaries).    Institutional Class shares are available through
eligible intermediaries that have signed a participation agreement with FDC. The participation agreement specifies certain aggregate asset minimums and asset qualifications, trading guidelines, marketing restrictions, and program requirements. In addition, Institutional Class shares are available through certain eligible intermediaries that meet qualifications established by FDC but have not signed a participation agreement.
   Institutional Class shares are also offered to insurance company separate accounts used to fund annuity contracts for employee benefit plans which, in the aggregate, have more than 200 eligible employees or a minimum of $1 million in plan assets invested in Fidelity Advisor funds.
Investors (including employee benefit plans) and intermediaries (other than eligible intermediaries) that established Institutional Class accounts prior to June 30, 1995, may continue to purchase Institutional Class shares.
TechnoQuant(Trademark) Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income are diversified funds.
Strategic Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are non-diversified funds. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced are designed for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, and Large Cap are designed for investors who want to be invested in the stock market for its long-term growth potential. These funds invest for growth and do not pursue income. Growth & Income, Equity Income, and Balanced are designed for those investors who seek a combination of growth and income from equity and some bond investments.
TechnoQuant Growth is designed to provide an alternative to more traditional styles of investing for growth-oriented investors. The fund utilizes computer-aided quantitative analysis emphasizing technical factors, such as historical price and volume relationships. High Yield and Strategic Income are designed for investors who want high current income with some potential for capital growth from a portfolio of debt instruments with a focus on lower-quality debt securities and income-producing equity securities. These funds may be appropriate for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt securities, including defaulted securities.
Strategic Income may also be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world.
Mortgage Securities is designed for investors who seek high current income from a portfolio of mortgage-related securities of all types. Government Investment is designed for investors who seek high current income from a portfolio of U.S. Government securities in a manner consistent with preserving principal.
Intermediate Bond and Short Fixed-Income are designed for investors who seek high current income from a portfolio of investment-grade debt securities consistent with capital preservation.
High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income are designed for investors in higher tax brackets who seek high current income that is free from federal income tax. Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income also invest consistent with consideration of capital preservation. High Income Municipal may invest in lower-quality municipal securities which involve greater risk than investment-grade securities.
California Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and California personal income taxes. New York Municipal Income is designed for investors in higher tax brackets who seek high current income that is free from federal and New York State and City personal income taxes.
The value of each fund's investments and, as applicable, the income they generate, will vary from day to day, and generally reflect changes in market conditions, interest rates and other company, political, and economic news. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Bond values fluctuate based on changes in interest rates and the credit quality of the issuer, and may be subject to prepayment risk, which can limit their price appreciation potential in periods of declining interest rates. Over time, however, stocks, although more volatile, have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
Each fund is not in itself a balanced investment plan. You should consider your investment objective and tolerance for risk when making an investment decision. When you sell your fund shares, they may be worth more or less than what you paid for them.
Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.
   Each fund offers Institutional Class shares, Class A shares, and Class T shares. Certain of the funds also offer Class B shares and
Class C shares.     Class A and Class T shares have a front-end sales
charge and pay a 12b-1 fee. Class A and Class T shares may be subject to a contingent deferred sales charge (CDSC). Class B and Class C shares do not have a front-end sales charge, but do have a CDSC, and pay a 12b-1 fee. You may obtain more information about Class A, Class T, Class B, and Class C shares, which are not offered through this prospectus, by calling 1-800-843-3001 or from your investment professional.
The performance of one class of shares of a fund may be different from the performance of another class of shares of the same fund because of different sales charges and class expenses. For example, because Institutional Class shares have no sales charge, and do not pay a 12b-1 fee, Institutional Class shares are expected to have a higher
total return than Class A, Class T, Class B,    and     Class C
shares.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell Institutional Class shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance
falls below $2,500. See "Transaction Details," page    ,     for an
explanation of how and when these charges apply.
             INSTITUTIONAL CLASS

SALES CHARGE ON PURCHASES AND REINVESTED DISTRIBUTIONS   NONE

   DEFERRED SALES CHARGE ON REDEMPTIONS                  NONE

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)   $12.00

ANNUAL OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee to Fidelity Management & Research Company
(FMR) that, for Growth Opportunities and Strategic Opportunities, varies based on performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports.
Institutional Class's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see
"Breakdown of Expenses" on page        ).
The following figures are based on estimated or historical expenses, adjusted to reflect current fees, of the Institutional Class of each fund and are calculated as a percentage of average net assets of the Institutional Class of each fund.
EXPENSE TABLE EXAMPLE: You would pay the following    amount in total
    expenses on a $1,000 investment in Institutional Class shares
of a fund    , assuming a 5% annual return and full redemption at the
end of each time period   . Total expenses shown on the next page
include any shareholder transaction expenses and Institutional Class's annual operating expenses.
EQUITY FUNDS


                          OPERATING EXPENSES                              EXAMPLES

TECHNOQUANT GROWTH        MANAGEMENT FEE                                  0.60%[A]       1 YEAR            $ 15

                          12B-1 FEE                                      NONE            3 YEARS           $ 47

                          OTHER EXPENSES     (AFTER REIMBURSEMENT)        0.90%[A]

                          TOTAL OPERATING EXPENSES                        1.50%

MID CAP                   MANAGEMENT FEE                                  0.60%          1 YEAR            $ 15

                          12B-1 FEE                                      NONE            3 YEARS           $ 47

                          OTHER EXPENSES (AFTER REIMBURSEMENT)            0.90%             5 YEARS           $ 82

                          TOTAL OPERATING EXPENSES                        1.50%             10 YEARS          $ 179

EQUITY GROWTH             MANAGEMENT FEE                                  0.61%          1 YEAR            $ 8

                          12B-1 FEE                                      NONE            3 YEARS           $ 25

                          OTHER EXPENSES                                  0.18%          5 YEARS           $ 44

                          TOTAL OPERATING EXPENSES                        0.79%          10 YEARS          $ 98

GROWTH OPPORTUNITIES      MANAGEMENT FEE                                  0.61%          1 YEAR            $ 9

                          12B-1 FEE                                      NONE            3 YEARS           $ 27

                          OTHER EXPENSES                                  0.24%          5 YEARS           $ 47

                          TOTAL OPERATING EXPENSES                        0.85%          10 YEARS          $ 105

STRATEGIC OPPORTUNITIES   MANAGEMENT FEE                                  0.4   8    %   1 YEAR            $    8

                          12B-1 FEE                                      NONE            3 YEARS           $    25

                          OTHER EXPENSES                                  0.   30    %   5 YEARS           $    43

                          TOTAL OPERATING EXPENSES                           0.78    %   10 YEARS          $    97

LARGE CAP                 MANAGEMENT FEE                                  0.60%          1 YEAR            $ 15

                          12B-1 FEE                                      NONE            3 YEARS           $ 47

                          OTHER EXPENSES  (AFTER REIMBURSEMENT)           0.90%             5 YEARS           $ 82

                          TOTAL OPERATING EXPENSES                       1.50%              10 YEARS          $ 179

GROWTH & INCOME           MANAGEMENT FEE                                 0.50%[A]        1 YEAR            $ 13

                          12B-1 FEE                                      NONE            3 YEARS           $ 40

                          OTHER EXPENSES     (AFTER REIMBURSEMENT)       0.75%[A]

                          TOTAL OPERATING EXPENSES                       1.25%

EQUITY INCOME             MANAGEMENT FEE                                  0.50%          1 YEAR            $ 7

                          12B-1 FEE                                      NONE            3 YEARS           $ 23

                          OTHER EXPENSES                                  0.21%          5 YEARS           $ 40

                          TOTAL OPERATING EXPENSES                        0.71%          10 YEARS          $ 88

BALANCED                  MANAGEMENT FEE                                  0.45%          1 YEAR            $    8

                          12B-1 FEE                                      NONE            3 YEARS           $    26

                          OTHER EXPENSES     (AFTER REIMBURSEMENT)        0.   35    %   5 YEARS           $    44

                          TOTAL OPERATING EXPENSES                           0.80    %   10 YEARS          $    99


[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.
TAXABLE INCOME FUNDS


                        OPERATING EXPENSES                       EXAMPLES

HIGH YIELD              MANAGEMENT FEE                            0.60%                    1 YEAR            $ 11

                        12B-1 FEE                                  NONE                     3 YEARS           $ 35

                        OTHER EXPENSES                             0.50%                    5 YEARS           $ 61

                        TOTAL OPERATING EXPENSES                   1.10%                    10 YEARS          $ 134

STRATEGIC INCOME        MANAGEMENT FEE                             0.   59    %             1 YEAR            $ 11

                        12B-1 FEE                                 NONE                      3 YEARS           $ 35

                        OTHER EXPENSES   (AFTER REIMBURSEMENT)    0.5   1    %             5 YEARS           $ 61

                        TOTAL OPERATING EXPENSES                  1.10%                    10 YEARS          $ 134

MORTGAGE SECURITIES     MANAGEMENT FEE                            0.4   4    %   [A]       1 YEAR            $ 8

                        12B-1 FEE                                 NONE                      3 YEARS           $ 24

                        OTHER EXPENSES     (AFTER
                        REIMBURSEMENT)                            0.3   1    %   [A]          5 YEARS           $ 42

                        TOTAL OPERATING EXPENSES                   0.75%                       10 YEARS          $ 93

GOVERNMENT INVESTMENT   MANAGEMENT FEE                             0.45%                    1 YEAR            $ 8

                        12B-1 FEE                                  NONE                     3 YEARS           $ 24

                        OTHER EXPENSES   (AFTER REIMBURSEMENT)     0.30%                    5 YEARS           $ 42

                        TOTAL OPERATING EXPENSES                   0.75%                    10 YEARS          $ 93

INTERMEDIATE BOND       MANAGEMENT FEE                             0.45%                    1 YEAR            $ 7

                        12B-1 FEE                                 NONE                      3 YEARS           $ 21

                        OTHER EXPENSES                             0.21%                    5 YEARS           $ 37

                        TOTAL OPERATING EXPENSES                  0.66%                    10 YEARS          $ 82

SHORT FIXED-INCOME      MANAGEMENT FEE                             0.45%                    1 YEAR            $ 8

                        12B-1 FEE                                 NONE                      3 YEARS           $    24

                        OTHER EXPENSES  (AFTER REIMBURSEMENT)      0.3   0    %             5 YEARS           $    42

                        TOTAL OPERATING EXPENSES                   0.   75    %             10 YEARS          $    93


MUNICIPAL FUNDS


                       OPERATING EXPENSES                         EXAMPLES

HIGH INCOME MUNICIPAL   MANAGEMENT FEE                            0.40%             1 YEAR     $ 8

                        12B-1 FEE                                NONE               3 YEARS    $ 24

                        OTHER EXPENSES   (AFTER REIMBURSEMENT)    0.35%             5 YEARS    $ 42

                        TOTAL OPERATING EXPENSES                  0.75%             10 YEARS   $ 93

MUNICIPAL BOND          MANAGEMENT FEE                            0.40%   [A]       1 YEAR     $ 8

                        12B-1 FEE                                NONE               3 YEARS    $ 24

                        OTHER EXPENSES   (AFTER REIMBURSEMENT)    0.35%[A]          5 YEARS    $ 42

                        TOTAL OPERATING EXPENSES                  0.75%             10 YEARS   $ 93


[A] BASED ON ESTIMATED EXPENSES FOR FIRST YEAR.

                                 OPERATING EXPENSES                       EXAMPLES

INTERMEDIATE MUNICIPAL INCOME    MANAGEMENT FEE                           0.40%   1 YEAR     $ 8

                                 12B-1 FEE                               NONE     3 YEARS    $ 24

                                 OTHER EXPENSES  (AFTER REIMBURSEMENT)    0.35%   5 YEARS    $ 42

                                 TOTAL OPERATING EXPENSES                 0.75%   10 YEARS   $ 93

SHORT-INTERMEDIATE MUNICIPAL
INCOME                           MANAGEMENT FEE                           0.40%   1 YEAR     $ 8

                                 12B-1 FEE                               NONE     3 YEARS    $ 24

                                 OTHER EXPENSES  (AFTER REIMBURSEMENT)    0.35%   5 YEARS    $ 42

                                 TOTAL OPERATING EXPENSES                 0.75%   10 YEARS   $ 93


STATE MUNICIPAL FUNDS

                              OPERATING EXPENSES                      EXAMPLES

CALIFORNIA MUNICIPAL INCOME   MANAGEMENT FEE                           0.40%   1 YEAR            $ 8

                              12B-1 FEE                               NONE     3 YEARS           $ 24

                              OTHER EXPENSES  (AFTER REIMBURSEMENT)    0.35%      5 YEARS           $ 42

                              TOTAL OPERATING EXPENSES                 0.75%      10 YEARS          $ 93

NEW YORK MUNICIPAL INCOME     MANAGEMENT FEE                           0.40%   1 YEAR            $ 8

                              12B-1 FEE                               NONE     3 YEARS           $ 24

                              OTHER EXPENSES  (AFTER REIMBURSEMENT)    0.35%   5 YEARS           $ 42

                              TOTAL OPERATING EXPENSES                 0.75%   10 YEARS          $ 93


THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO
SUGGEST ACTUAL OR EXPECTED    EXPENSES     OR RETURNS, ALL OF WHICH
MAY VARY.
A portion of the brokerage commissions that certain of the funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total Institutional Class operating expenses presented
in the preceding table   s     would have been:
      INSTITUTIONAL CLASS

EQUITY GROWTH                                0.77%

GROWTH OPPORTUNITIES                         0.84%

STRATEGIC OPPORTUNITIES                         0.76    %

LARGE CAP                                    1.48%

EQUITY INCOME                                0.70%

BALANCED                                     0.   77    %

HIGH YIELD                                   1.05%

   MORTGAGE SECURITIES                          0.70%

INTERMEDIATE MUNICIPAL INCOME                0.74%

   SHORT-INTERMEDIATE MUNICIPAL INCOME          0.74%

CALIFORNIA MUNICIPAL INCOME                  0.72%

NEW YORK MUNICIPAL INCOME                    0.68%

FMR has voluntarily agreed to reimburse the Institutional Class of each fund to the extent that total operating expenses, as a percentage of their respective average net assets, exceed the following rates:

                                                      EFFECTIVE
                                                      DATE

TECHNOQUANT GROWTH                     1.50%          12/31/96

MID CAP                                1.50%          2/20/96

EQUITY GROWTH                             0.95    %   1   1    /1/97

GROWTH OPPORTUNITIES                      0.85    %      11    /1/97

STRATEGIC OPPORTUNITIES                1.50%          3/1/97

LARGE CAP                              1.50%          2/20/96

GROWTH & INCOME                        1.25%          12/31/96

EQUITY INCOME                             0.85    %      11    /1/97

BALANCED                                  0.80    %   1   1    /   1    /9   7

HIGH YIELD                             1.10%          7/1/95

STRATEGIC INCOME                       1.10%          7/1/95

MORTGAGE SECURITIES                    0.75%          3/1/97

GOVERNMENT INVESTMENT                  0.75%          7/1/95

INTERMEDIATE BOND                      0.75%          7/1/95

SHORT FIXED INCOME                     0.75%          8/30/96

HIGH INCOME MUNICIPAL                  0.75%          7/1/95

MUNICIPAL BOND                         0.75%          7/1/96

INTERMEDIATE MUNICIPAL INCOME          0.75%          7/1/95

SHORT-INTERMEDIATE MUNICIPAL INCOME    0.75%          7/1/95

CALIFORNIA MUNICIPAL INCOME            0.75%          8/1/95

NEW YORK MUNICIPAL INCOME              0.75%          8/1/95


If these agreements were not in effect, other expenses and total operating expenses of the Institutional Class of each fund, as a percentage of average net assets, would have been the following amounts:

                                       OTHER EXPENSES                         TOTAL OPERATING EXPENSES

TECHNOQUANT GROWTH   [A]                                 7.03%                                            7.63%

MID CAP                                                  2.64%                                            3.24%

LARGE CAP                                                1.94%                                            2.54%

GROWTH & INCOME   [A]                                    0.78%                                            1.28%

   BALANCED                                              0.56%                                            1.01%

STRATEGIC INCOME                                         0.9   6    %                                     1.55%

MORTGAGE SECURITIES   [A]                                4.1   3    %                                     4.57%

GOVERNMENT INVESTMENT                                    0.38%                                            0.83%

SHORT FIXED-INCOME                                       0.55%                                            1.00%

HIGH INCOME MUNICIPAL                                    3.86%                                            4.26%

MUNICIPAL BOND   [A]                                     1.14%                                            1.54%

INTERMEDIATE MUNICIPAL INCOME                            0.44%                                            0.84%

SHORT-INTERMEDIATE MUNICIPAL INCOME                      13.15%                                           13.55%

CALIFORNIA MUNICIPAL INCOME                              0.45%                                            0.85%

NEW YORK MUNICIPAL INCOME                                3.43%                                            3.83%


   [A] BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
FINANCIAL HIGHLIGHTS
The financial highlights tables that follow for certain funds contain
annual information which has been audited by    Coopers & Lybrand,
L.L.P.,     independent accountants. The financial highlights tables
that follow for Mortgage Securities have been audited by    Price
Waterhouse LLP    , independent accountants. The funds' financial
highlights, financial statements, and reports of the auditors are included in each fund's Annual Report, and are incorporated by reference into (are legally a part of) the funds' SAI. Contact FDC or your investment professional for a free copy of an Annual Report or the SAI.
TECHNOQUANT    -     INSTITUTIONAL CLASS
1.

2.SELECTED PER-SHARE DATA AND RATIOSD                      1997G

3.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.00

4.INCOME FROM INVESTMENT OPERATIONS

5. NET INVESTMENT INCOME (LOSS)                             .00

6. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .00

7. TOTAL FROM INVESTMENT OPERATIONS                         .00

8.NET ASSET VALUE, END OF PERIOD                           $ 10.00

9.TOTAL RETURNB,C                                           0.00%

10.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,223

11.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.50%A,E

12.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET     (.07)%A
ASSETS

13.PORTFOLIO TURNOVER                                       398%A

14.AVERAGE COMMISSION RATEF                                $ .0281

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF
INSTITUTIONAL CLASS SHARES) TO MAY 31, 1997    (UNAUDITED)    .
MID CAP - INSTITUTIONAL CLASS

15.                                                                           YEAR ENDED
                                                                              NOVEMBER 30

16.SELECTED PER-SHARE DATA AND RATIOSD                      1997I             1996H

17.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.70           $ 10.00

18.INCOME FROM INVESTMENT OPERATIONS

19. NET INVESTMENT INCOME (LOSS)                             .02               (.02)

20. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .69               1.72

21. TOTAL FROM INVESTMENT OPERATIONS                         .71               1.70

22.LESS DISTRIBUTIONS

23. FROM NET INVESTMENT INCOME                               (.02)             --

24. FROM NET REALIZED GAIN                                   (.20)             --

25. TOTAL DISTRIBUTIONS                                      (.22)             --

26.NET ASSET VALUE, END OF PERIOD                           $ 12.19           $ 11.70

27.TOTAL RETURNB,C                                           6.23%             17.00%

28.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 55,233          $ 3,600

29.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .91%A             1.50%A,E

30.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .81%A,F           1.50%A
REDUCTIONS

31.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      .29%A             (.27)%A
ASSETS

32.PORTFOLIO TURNOVER                                        229%A             101%A

33.AVERAGE COMMISSION RATEG                                 $ .0388   A          $ .0382


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
I SIX MONTHS ENDED MAY 31, 1997        (UNAUDITED)
EQUITY GROWTH - INSTITUTIONAL CLASS



34.          YEARS ENDED NOVEMBER 30


35.SELECT
ED         1997J       1996        1995      1994E     1993      1992      1991     1990     1989     1988     1987
PER-SHARE
DATA AND
RATIOS

36.NET
ASSET      $ 45.52     $ 40.39     $ 28.90   $ 29.74   $ 26.37   $ 24.28   $ 15.55  $ 17.32  $ 12.02  $ 9.92  $ 13.18
VALUE,
BEGINNING OF
PERIOD

37.INCOME
FROM
INVESTMENT
OPERATIONS

38. NET    .03D        .45D        .28       .30       .19D      .17       .04      .01      .06      .28I       .00    D
INVESTMENT
INCOME

39. NET    2.92        7.00        11.69     .42       3.78      4.55      8.69     .34      5.50     2.59    (2.03)
REALIZED AND
UNREALIZED
GAIN (LOSS)

40. TOTAL  2.95        7.45        11.97     .72       3.97      4.72      8.73     .35      5.56     2.87    (2.03)
FROM
INVESTMENT
OPERATIONS

41.LESS
DISTRIBUTIONS

42. FROM   (.37)       (.21)F      (.27)     (.11)     (.10)     (.03)     --       (.08)    (.26)    (.01)   (.01)
NET
INVESTMENT
INCOME

43. FROM   (1.23)      (2.11)F     (.16)     (1.45)    (.50)     (2.60)    --       (2.04)   --         (.76) (1.22)
NET REALIZED
GAIN

44. IN     --          --          (.05)     --        --        --        --       --       --       --      --
EXCESS OF NET
REALIZED GAIN

45. TOTAL  (1.60)      (2.32)      (.48)     (1.56)    (.60)     (2.63)    --       (2.12)   (.26)    (.77)   (1.23)
DISTRIBUTIONS

46.NET
ASSET      $ 46.87     $ 45.52     $ 40.39   $ 28.90   $ 29.74   $ 26.37   $ 24.28  $ 15.55  $ 17.32  $ 12.02 $ 9.92

VALUE,
END OF PERIOD

47.TOTAL   6.81%       19.68%      42.15%    2.46%     15.36%    21.14%    56.14%   2.75%    47.18%   29.77%  (17.12)%
RETURNB,C

48.NET     $ 1,106,643 $ 1,323,526 $ 791,074 $ 410,450 $ 296,466 $ 179,325 $ 68,766 $ 27,473 $ 24,523 $ 20,182 $ 43,537
ASSETS, END
OF PERIOD
       (000
OMITTED)

49.RATIO
OF         .78%A       .79%        .83%      .86%      .95%      .98%      1.13%    1.74%    1.60%    1.47%    1.11%
EXPENSES
TO AVERAGE
NET ASSETS

50.RATIO
OF         .75%A,G     .77%G       .83%      .84%G     .94%G     .98%      1.13%    1.74%    1.60%    1.47%    1.11%
EXPENSES
TO AVERAGE
NET ASSETS
AFTER
EXPENSE
REDUCTIONS

51.RATIO
OF         .44%A       1.11%       .92%      1.00%     .66%      .73%      .25%     .07%     .38%     1.20%       .00%
NET
INVESTMENT
INCOME
TO AVERAGE
NET ASSETS

52.PORTFO
LIO        139%A       76%         97%       137%      160%      240%      254%     262%     269%     331%     226%
TURNOVER

53.AVERAGE $ .0425        $ .0414
COMMISSION
RATEH


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK AND TAX DIFFERENCES.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS AR CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I DURING THE PERIOD, A SIGNIFICANT SHAREHOLDER REDEMPTION CAUSED AN UNUSUALLY HIGH LEVEL OF INVESTMENT INCOME PER SHARE.
J SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
GROWTH OPPORTUNITIES - INSTITUTIONAL CLASS

54.                                                                     YEARS ENDED OCTOBER 31

55.SELECTED PER-SHARE DATA AND RATIOS                       1997H       1996                     1995E

56.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 35.47     $ 30.97                  $ 29.04

57.INCOME FROM INVESTMENT OPERATIONS

58. NET INVESTMENT INCOME                                    .38D        .77D                     .12

59. NET REALIZED AND UNREALIZED GAIN (LOSS)                  3.39        4.74                     1.81

60. TOTAL FROM INVESTMENT OPERATIONS                         3.77        5.51                     1.93

61.LESS DISTRIBUTIONS

62. FROM NET INVESTMENT INCOME                               (.71)       (.61)                    --

63. FROM NET REALIZED GAIN                                   (1.44)      (.40)                    --

64. TOTAL DISTRIBUTIONS                                      (2.15)      (1.01)                   --

65.NET ASSET VALUE, END OF PERIOD                           $ 37.09     $ 35.47                  $ 30.97

66.TOTAL RETURNB,C                                           10.86%      18.25%                   6.65%

67.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 290,567   $ 250,283                $ 71,953

68.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .69%A       .85%                     .82%A

69.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .68%A,F     .84%F                    .81%A,F
REDUCTIONS

70.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      2.13%A      2.38%                    2.33%A

71.PORTFOLIO TURNOVER                                        38%A        33%                      39%

72.AVERAGE COMMISSION RATEG                                 $ .0471     $ .0401


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
STRATEGIC OPPORTUNITIES - INSTITUTIONAL CLASS

73.                                                                     YEARS ENDED DECEMBER 31

74.SELECTED PER-SHARE DATA AND RATIOS                       1997I       1996                      1995E

75.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 22.57     $ 24.80                   $ 22.35

76.INCOME FROM INVESTMENT OPERATIONS

77. NET INVESTMENT INCOME (LOSS)                             (.04)D      .29D                      .55

78. NET REALIZED AND UNREALIZED GAIN (LOSS)                  2.86        .17                       3.00

79. TOTAL FROM INVESTMENT OPERATIONS                         2.82        .46                       3.55

80.LESS DISTRIBUTIONS

81. FROM NET INVESTMENT INCOME                               --          (.34)                     (.55)

82. FROM NET REALIZED GAIN                                   (.87)       (2.35)                    (.55)

83. TOTAL DISTRIBUTIONS                                      (.87)       (2.69)                    (1.10)

84.NET ASSET VALUE, END OF PERIOD                           $ 24.52     $ 22.57                   $ 24.80

85.TOTAL RETURNB,C                                           12.85%      1.99%                     15.96%

86.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 3,960     $ 41,832                  $ 20,429

87.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.24%A,F    .78%                      .97%A

88.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.23%A,G    .76%G                     .96%A,G
REDUCTIONS

89.RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET      (.30)%A     1.21%                     2.55%A
ASSETS

90.PORTFOLIO TURNOVER                                        41%A        151%                      142%

91.AVERAGE COMMISSION RATEH                                 $ .0420     $ .0409


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I SIX MONTHS ENDED JUNE 30, 1997    (UNAUDITED)
LARGE CAP - INSTITUTIONAL CLASS

92.                                                                      YEAR ENDED
                                                                         NOVEMBER 30

93.SELECTED PER-SHARE DATA AND RATIOSD                       1997I       1996H

94.NET ASSET VALUE, BEGINNING OF PERIOD                      $ 11.86     $ 10.00

95.INCOME FROM INVESTMENT OPERATIONS

96. NET INVESTMENT INCOME                                     .03         .03

97. NET REALIZED AND UNREALIZED GAIN (LOSS)                   .75         1.83

98. TOTAL FROM INVESTMENT OPERATIONS                          .78         1.86

99.LESS DISTRIBUTIONS

100. FROM NET REALIZED GAIN                                   (.09)       --

101.NET ASSET VALUE, END OF PERIOD                           $ 12.55     $ 11.86

102.TOTAL RETURNB,C                                           6.64%       18.60%

103.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 5,733     $ 9,144

104.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.10%A      1.50%A,E

105.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.07%A,F    1.48%A,F
REDUCTIONS

106.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      .46%A       .38%A

107.PORTFOLIO TURNOVER                                        101%A       59%A

108.AVERAGE COMMISSION RATEG                                 $ .0371     $ .0306


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1996.
I SIX MONTHS ENDED MAY 31, 1997    (UNAUDITED)
GROWTH & INCOME - INSTITUTIONAL CLASS
109.

110.SELECTED PER-SHARE DATA AND RATIOSD   1997G

111.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00

112.INCOME FROM INVESTMENT OPERATIONS

113. NET INVESTMENT INCOME                                   .05

114. NET REALIZED AND UNREALIZED GAIN (LOSS)                 .86

115. TOTAL FROM INVESTMENT OPERATIONS                        .91

116.LESS DISTRIBUTIONS

117. FROM NET INVESTMENT INCOME                              (.02)

118.NET ASSET VALUE, END OF PERIOD                          $ 10.89

119.TOTAL RETURNB,C                                          9.11%

120.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 1,240

121.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  1.25%A,E

122.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     1.17%A

123.PORTFOLIO TURNOVER                                       93%A

124.AVERAGE COMMISSION RATEF                                $ .0275

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G FOR THE PERIOD DECEMBER 31, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO MAY 31, 1997 (UNAUDITED).
EQUITY INCOME - INSTITUTIONAL CLASS



125.                                      YEARS ENDED    NOVEMBER 30

126.SELECTED PER-SHARE DATA AND
RATIOS                         1997H       1996                             1995        1994D       1993        1992

127.NET ASSET VALUE, BEGINNING
OF PERIOD                     $ 23.00     $ 20.09                          $ 16.07     $ 14.93     $ 12.88     $ 11.08

128.INCOME FROM INVESTMENT OPERATIONS

129. NET INVESTMENT INCOME     .21C        .42C                             .45         .41C        .39         .49

130. NET REALIZED AND UNREALIZED
GAIN (LOSS)                     1.89        .3.37                            4.28        1.05        2.02        1.79

131. TOTAL FROM INVESTMENT
OPERATIONS                      2.10        3.79                             4.73        1.46        2.41        2.28

132.LESS DISTRIBUTIONS

133. FROM NET INVESTMENT
INCOME                          (.21)       (.42)                            (.43)       (.32)       (.36)       (.48)

134. FROM NET REALIZED GAIN     (.59)       (.46)                            (.28)       --          --          --

135. TOTAL DISTRIBUTIONS        (.80)       (.88)                            (.71)       (.32)       (.36)       (.48)

136.NET ASSET VALUE, END OF
PERIOD                         $ 24.30     $ 23.00                          $ 20.09     $ 16.07     $ 14.93     $ 12.88

137.TOTAL RETURNB,I             9.47%       19.54%                           30.43%      9.82%       18.90%      20.91%

138.NET ASSETS, END OF PERIOD
(000 OMITTED)                  $ 464,643   $ 343,867                        $ 297,453   $ 197,533   $ 191,138   $ 139,391

139.RATIO OF EXPENSES TO
AVERAGE NET ASSETS              .71%A       .71%                             .74%        .73%        .80%        .71%F

140.RATIO OF EXPENSES TO AVERAGE
NET ASSETS AFTER EXPENSE        .68%A,E     .70%E                            .73%E       .71%E       .79%E       .71%
REDUCTIONS

141.RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS           1.85%A      2.02%                            2.52%       2.62%       3.00%       3.77%

142.PORTFOLIO TURNOVER          50%A        78%                              80%         140%        120%        51%

143.AVERAGE COMMISSION RATEG   $ .0423     $ .0424


A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
H SIX MONTHS ENDED MAY 31, 1997    (UNAUDITED)
   I TOTAL RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


   BALANCED - INSTITUTIONAL CLASS

       144.                                                               YEARS ENDED OCTOBER 31

       145.   SELECTED PER-SHARE DATA AND RATIOS           1997I          1996                1995D

       146.   NET ASSET VALUE, BEGINNING OF PERIOD         $ 16.11           $ 15.40           $ 15.23

       147.   INCOME FROM INVESTMENT OPERATIONS

       148.    NET INVESTMENT INCOME                        .28H              .54H              .25

       149.    NET REALIZED AND UNREALIZED GAIN
(LOSS)                                                      1.26              .87               .09

       150.    TOTAL FROM INVESTMENT OPERATIONS             1.54              1.41              .34

       151.   LESS DISTRIBUTIONS

       152.    FROM NET INVESTMENT INCOME                   (.32)             (.67)             (.17)

       153.    FROM NET REALIZED GAIN                       (.11)             (.03)             --

       154.    TOTAL DISTRIBUTIONS                          (.43)             (.70)             (.17)

       155.   NET ASSET VALUE, END OF PERIOD               $ 17.22           $ 16.11           $ 15.40

       156.   TOTAL RETURNB,C                               9.67%             9.41%             2.22%

       157.   NET ASSETS, END OF PERIOD (000
OMITTED)                                                   $ 25,190          $ 21,819          $ 993

       158.   RATIO OF EXPENSES TO AVERAGE NET
ASSETS                                                      .78%A             1.06%             .92A,E

       159.   RATIO OF EXPENSES TO AVERAGE NET ASSETS
AFTER EXPENSE                                               .78%A             1.03%F            .91%A,F
   REDUCTIONS

       160.   RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                                          3.45%A            3.54%             4.54%A

       161.   PORTFOLIO TURNOVER                            75%A              223%              297%

       162.   AVERAGE COMMISSION RATEG                     $ .0452           $ .0106


   A ANNUALIZED
   B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED.
   C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
   D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
   E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
   F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS'
EXPENSES.
   G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
   H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
   I SIX MONTHS ENDED APRIL 30, 1997
HIGH YIELD - INSTITUTIONAL CLASS

163.                                                                    YEARS ENDED OCTOBER 31

164.SELECTED PER-SHARE DATA AND RATIOS   H                   1997G      1996                     1995   D

165.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 12.120   $ 11.760                 $ 11.560

166.INCOME FROM INVESTMENT OPERATIONS

167. NET INVESTMENT INCOME                                    .537       1.070                    .390

168. NET REALIZED AND UNREALIZED GAIN (LOSS)                  (.117)     .368                     .193

169. TOTAL FROM INVESTMENT OPERATIONS                         .420       1.438                    .583

170.LESS DISTRIBUTIONS

171. FROM NET INVESTMENT INCOME                               (.660)     (1.078)                  (.383)

172. FROM NET REALIZED GAIN                                   (.060)     --                       --

173. TOTAL DISTRIBUTIONS                                      (.720)     (1.078)                  (.383)

174.NET ASSET VALUE, END OF PERIOD                           $ 11.820   $ 12.120                 $ 11.760

175.TOTAL RETURNB,C                                           3.51%      12.81%                   5.07%

176.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 51,119   $ 37,632                 $ 126

177.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .88%A      1.10%                    .70%A

178.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .87%A,E    1.05%E                   .70%A
REDUCTIONS

179.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      9.02%A     9.26%                    8.77%A

180.PORTFOLIO TURNOVER                                        94%A       121%                     112%

181.AVERAGE COMMISSION RATEF                                 $ .0369    $ .0388


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G SIX MONTHS ENDED APRIL 30, 1997    (UNAUDITED)
   H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED USING AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
STRATEGIC INCOME - INSTITUTIONAL CLASS

182.                                                                     YEARS ENDED DECEMBER 31

183.SELECTED PER-SHARE DATA AND RATIOS                       1997H       1996                      1995E

184.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.300    $ 11.030                  $ 10.890

185.INCOME FROM INVESTMENT OPERATIONS

186. NET INVESTMENT INCOME                                    .417D       .826D                     .456

187. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .083        .548                      .340

188. TOTAL FROM INVESTMENT OPERATIONS                         .500        1.374                     .796

189.LESS DISTRIBUTIONS

190. FROM NET INVESTMENT INCOME                               (.380)      (.804)                    (.426)

191. FROM NET REALIZED GAIN                                   (.060)      (.300)                    (.230)

192. TOTAL DISTRIBUTIONS                                      (.440)      (1.104)                   (.656)

193.NET ASSET VALUE, END OF PERIOD                           $ 11.360    $ 11.300                  $ 11.030

194.TOTAL RETURNB,C                                           4.54%       13.04%                    7.47%

195.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 6,318     $ 6,107                   $ 107

196.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   1.10%A,F    1.10%F                    1.10%A,F

197.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     1.09%A,G    1.10%                     1.10%A
REDUCTIONS

198.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      7.49%A      7.47%                     7.53%A

199.PORTFOLIO TURNOVER                                        139%A       119%                      193%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
H SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
MORTGAGE SECURITIES - INSTITUTIONAL CLASS
200.                                                         YEAR ENDED
                                                             JULY 31

201.SELECTED PER-SHARE DATA AND RATIOS   F                   1997E

202.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.830

203.INCOME FROM INVESTMENT OPERATIONS

204. NET INVESTMENT INCOME                                       .263

205. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .226

206. TOTAL FROM INVESTMENT OPERATIONS                         .489

207.LESS DISTRIBUTIONS

208. FROM NET INVESTMENT INCOME                               (.279)

209.NET ASSET VALUE, END OF PERIOD                           $ 11.040

210.TOTAL RETURNB,C                                           4.   59    %

211.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 13,17   7

212.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .75%A,D

213.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .70%A,G
REDUCTIONS

214.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS      6.29%A

215.PORTFOLIO TURNOVER                                        149%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO JULY 31, 1997.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS

216.                                                                   YEARS ENDED OCTOBER 31

217.SELECTED PER-SHARE DATA AND RATIOS                      1997G      1996                     1995E

218.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.480    $ 9.670                  $ 9.560

219.INCOME FROM INVESTMENT OPERATIONS

220. NET INVESTMENT INCOME                                   .287D      .604D                    .197

221. NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.178)     (.180)                   .108

222. TOTAL FROM INVESTMENT OPERATIONS                        .109       .424                     .305

223.LESS DISTRIBUTIONS

224. FROM NET INVESTMENT INCOME                              (.289)     (.614)                   (.195)

225.NET ASSET VALUE, END OF PERIOD                          $ 9.300    $ 9.480                  $ 9.670

226.TOTAL RETURNB,C                                          1.16%      4.58%                    3.23%

227.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 20,600   $ 27,660                 $ 14,588

228.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .75%A,F    .75%F                    .75%A,F

229.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.14%A     6.43%                    6.48%A

230.PORTFOLIO TURNOVER                                       160%A      153%                     261%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
INTERMEDIATE BOND - INSTITUTIONAL CLASS



231.                   YEARS ENDED NOVEMBER 30

232.SELECTED 1997G     1996      1995      1994E     1993      1992      1991      1990      1989      1988      1987
PER-SHARE
DATA AND
RATIOS

233.NET     $ 10.620   $ 10.770  $ 10.270  $ 11.160  $ 10.640  $ 10.550  $ 10.140  $ 10.410  $ 10.180  $ 10.250  $ 11.240
ASSET VALUE,
BEGINNING OF
PERIOD

234.INCOME
FROM
INVESTMENT
OPERATIONS

235. NET    .334D      .705D     .671      .602      .832      .840      .884      .901      .937      .944      .953
INVESTMENT
INCOME

236. NET    (.220)     (.151)    .499      (.833)    .531      .102      .411      (.270)    .230      (.070)    (.770)
REALIZED AND
UNREALIZED
GAIN (LOSS)

237. TOTAL  .114       .554      1.170     (.231)    1.363     .942      1.295     .631      1.167     .874      .183
FROM
INVESTMENT
OPERATIONS

238.LESS
DISTRIBUTIONS

239. FROM    (.334)    (.704)    (.670)    (.597)    (.843)    (.852)    (.885)    (.901)    (.937)    (.944)    (.953)
NET
INVESTMENT
INCOME

240. FROM    --        --        --        --        --        --        --        --        --        --        (.220)
NET REALIZED
GAIN

241. FROM    --        --        --        (.062)    --        --        --        --        --        --        --
RETURN OF
CAPITAL

242. TOTAL   (.334)    (.704)    (.670)    (.659)    (.843)    (.852)    (.885)    (.901)    (.937)    (.944)    (1.173)
DISTRIBUTIONS

243.NET      $ 10.400  $ 10.620  $ 10.770  $ 10.270  $ 11.160  $ 10.640  $ 10.550  $ 10.140  $ 10.410  $ 10.180  $ 10.250

ASSET VALUE,
END OF PERIOD

244.TOTAL    1.10%     5.40%     11.73%    (2.10)%   13.17%    9.21%     13.35%    6.46%     12.03%    8.81%     1.78%
RETURNB,C

245.NET      $ 191,827 $ 211,866 $ 208,861 $ 172,122 $ 183,790 $ 160,156 $ 327,756 $ 356,564 $ 426,832 $ 418,929 $ 407,228

ASSETS, END
OF PERIOD
(000
OMITTED)

246.RATIO OF .67%A     .66%      .67%F     .61%      .64%      .57%      .57%      .58%      .54%      .54%      .53%
EXPENSES TO
AVERAGE NET
ASSETS

247.RATIO OF 6.45%A    6.69%     6.47%     6.45%     7.41%     7.96%     8.59%     8.90%     9.16%     9.16%     9.03%
NET
INVESTMENT
INCOME TO
AVERAGE NET
ASSETS

248.PORTFOLI 121%A     200%      189%      68%       59%       7%        60%       59%       87%       48%       92%
O TURNOVER


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
SHORT FIXED-INCOME - INSTITUTIONAL CLASS

249.                                                                   YEARS ENDED OCTOBER 31

250.SELECTED PER-SHARE DATA AND RATIOS                      1997G      1996                     1995E

251.NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.370    $ 9.470                  $ 9.450

252.INCOME FROM INVESTMENT OPERATIONS

253. NET INVESTMENT INCOME                                   .293D      .598D                    .137

254. NET REALIZED AND UNREALIZED GAIN (LOSS)                 (.090)     (.098)                   .067

255. TOTAL FROM INVESTMENT OPERATIONS                        .203       .500                     .204

256.LESS DISTRIBUTIONS

257. FROM NET INVESTMENT INCOME                              (.293)     (.600)                   (.136)

258. FROM RETURN OF CAPITAL                                  --         --                       (.048)

259. TOTAL DISTRIBUTIONS                                     (.293)     (.600)                   (.184)

260.NET ASSET VALUE, END OF PERIOD                          $ 9.280    $ 9.370                  $ 9.470

261.TOTAL RETURNB,C                                          2.20%      5.45%                    2.18%

262.NET ASSETS, END OF PERIOD (000 OMITTED)                 $ 4,604    $ 9,200                  $ 9,827

263.RATIO OF EXPENSES TO AVERAGE NET ASSETS                  .75%A,F    .80%F                    .85%A,F

264.RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS     6.30%A     6.37%                    6.10%A

265.PORTFOLIO TURNOVER                                       107%A      124%                     179%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
HIGH INCOME MUNICIPAL - INSTITUTIONAL CLASS

266.                                                                     YEARS ENDED OCTOBER 31

267.SELECTED PER-SHARE DATA AND RATIOS                    1997F          1996                     1995H

268.NET ASSET VALUE, BEGINNING OF PERIOD                  $ 11.720       $ 11.880                 $ 11.700

269.INCOME FROM INVESTMENT OPERATIONS

270. NET INTEREST INCOME                                   .313E          .707E,G                  .232

271. NET REALIZED AND UNREALIZED GAIN (LOSS)                  .002        (.197)                   .180

272. TOTAL FROM INVESTMENT OPERATIONS                      .315           .510                     .412

273.LESS DISTRIBUTIONS

274. FROM NET INTEREST INCOME                              (.353)G        (.670)                   (.232)

275. IN EXCESS OF NET INTEREST INCOME                      (.002)I        --                       --

276. TOTAL DISTRIBUTIONS                                   (.355)         (.670)                   (.232)

277.NET ASSET VALUE, END OF PERIOD                        $ 11.680       $ 11.720                 $ 11.880

278.TOTAL RETURNB,C                                        2.70%          4.41%                    3.55%

279.NET ASSETS, END OF PERIOD (000 OMITTED)               $ 774          $ 927                    $ 154

280.RATIO OF EXPENSES TO AVERAGE NET ASSETS                .75%A,D        .75%D                    .75%A,D

281.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     5.36%A         5.88%                    5.89%A

282.PORTFOLIO TURNOVER                                     44%A           49%                      37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
G NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
H FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
I THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
MUNICIPAL BOND - INSTITUTIONAL CLASS

283.                                                                 YEAR ENDED
                                                                     DECEMBER 31

284.SELECTED PER-SHARE DATA AND RATIOS                    1997F      1996E

285.NET ASSET VALUE, BEGINNING OF PERIOD                  $ 8.190    $ 7.990

286.INCOME FROM INVESTMENT OPERATIONS

287. NET INTEREST INCOME                                   .192       .196

288. NET REALIZED AND UNREALIZED GAIN (LOSS)               .040       .200

289. TOTAL FROM INVESTMENT OPERATIONS                      .232       .396

290.LESS DISTRIBUTIONS

291. FROM NET INTEREST INCOME                              (.192)     (.196)

292.NET ASSET VALUE, END OF PERIOD                        $ 8.230    $ 8.190

293.TOTAL RETURNB,C                                        2.88%      5.00%

294.NET ASSETS, END OF PERIOD (000 OMITTED)               $ 1,133    $ 846

295.RATIO OF EXPENSES TO AVERAGE NET ASSETS                .75%A,D    .75%A,D

296.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.77%A     4.88%A

297.PORTFOLIO TURNOVER                                     34%A       35%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO DECEMBER 31, 1996.
F SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
INTERMEDIATE MUNICIPAL INCOME - INSTITUTIONAL CLASS



298.                       YEARS ENDED NOVEMBER 30
299.SELECTED    1997D      1996        1995     1994E    1993     1992     1991      1990      1989      1988      1987
PER-SHARE
DATA AND
RATIOS

300.NET      $ 10.410      $ 10.360    $ 9.410  $ 10.460 $ 11.080 $ 10.800 $ 10.640  $ 10.610  $ 10.520  $ 10.380  $ 10.990
ASSET VALUE,
BEGINNING OF
PERIOD

301.INCOME
FROM
INVESTMENT
OPERATIONS

302. NET     .238          .487        .477     .481     .536     .666     .682      .689      .674      .650      .641
INTEREST
INCOME

303. NET     (.079)           .050     .950     (1.030)  .260     .280     .160      .030      .090      .140      (.540)
REALIZED AND
UNREALIZED
GAIN (LOSS)

304. TOTAL   .159          .537        1.427    (.549)   .796     .946     .842      .719      .764      .790      .101
FROM
INVESTMENT
OPERATIONS

305.LESS
DISTRIBUTIONS

306. FROM    (.238)        (.487)      (.477)   (.481)   (.536)   (.666)   (.682)    (.689)    (.674)    (.650)    (.641)
NET INTEREST
INCOME

307. FROM       (.001)     --          --       --       (.880)   --       --        --        --        --        (.070)
NET REALIZED
GAIN

308. IN      --            --          --       (.020)   --       --       --        --        --        --        --
EXCESS OF
NET REALIZED
GAIN

309. TOTAL   (.239)        (.487)      (.477)   (.501)   (1.416)  (.666)   (.682)    (.689)    (.674)    (.650)    (.711)
DISTRIBUTIONS

310.NET      $ 10.330      $ 10.410    $ 10.360 $ 9.410  $ 10.460 $ 11.080 $ 10.800  $ 10.640  $ 10.610  $ 10.520  $ 10.380
ASSET VALUE,
END OF PERIOD

311.TOTAL    1.56%         5.36%       15.44%   (5.43)%  8.01%    9.01%    8.15%     7.04%     7.50%       7.77%     .97%
RETURNB,C

312.NET      $ 7,468       $ 6,455     $ 11,085 $ 11,702 $ 15,076 $ 28,428 $ 100,294 $ 111,506 $ 121,418 $ 132,443 $ 162,857
ASSETS, END
OF PERIOD
(000
OMITTED)

313.RATIO OF .75%A,F       .75%F       .70%F    .65%F    .65%F    .66%F    .61%      .62%      .65%      .63%      .59%
EXPENSES TO
AVERAGE NET
ASSETS

314.RATIO OF .75%A         .74%G       .70%     .65%     .65%     .66%     .61%      .62%      .65%      .63%      .59%
EXPENSES TO
AVERAGE NET
ASSETS
AFTER
EXPENSE
REDUCTIONS

315.RATIO OF 4.64%A        4.68%       4.96%    4.75%    5.01%    6.05%    6.40%     6.53%     6.45%     6.20%     6.01%
NET INTEREST
INCOME TO
AVERAGE NET
ASSETS

316.PORTFOLI 21%A          35%         53%      53%      46%      36%      20%       32%       31%       24%       43%
O TURNOVER


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
SHORT-INTERMEDIATE    MUNICIPAL     INCOME - INSTITUTIONAL CLASS

317.                                                                    YEARS ENDED NOVEMBER 30

318.SELECTED PER-SHARE DATA AND RATIOS                       1997G      1996                      1995D

319.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.210   $ 10.230                  $ 10.070

320.INCOME FROM INVESTMENT OPERATIONS

321. NET INTEREST INCOME                                      .209       .407                      .178

322. NET REALIZED AND UNREALIZED GAIN (LOSS)                  (.070)     .010                      .160

323. TOTAL FROM INVESTMENT OPERATIONS                         .139       .417                      .338

324.LESS DISTRIBUTIONS

325. FROM NET INTEREST INCOME                                 (.209)     (.407)                    (.178)

326. FROM NET REALIZED GAIN                                   (.030)     (.030)                    --

327. TOTAL DISTRIBUTIONS                                      (.239)     (.437)                    (.178)

328.NET ASSET VALUE, END OF PERIOD                           $ 10.110   $ 10.210                  $ 10.230

329.TOTAL RETURNB,C                                           1.38%      4.19%                     3.37%

330.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 457      $ 487                     $ 134

331.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .75%A,E    .75%E                     .75%A,E

332.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .75%A      .74%F                     .75%A
REDUCTIONS

333.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        4.15%A     4.03%                     4.18%A

334.PORTFOLIO TURNOVER                                        35%A       62%                       80%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL
CLASS SHARES) TO NOVEMBER 3   0    , 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
G SIX MONTHS ENDED MAY 31, 199   7 (UNAUDITED)
CALIFORNIA MUNICIPAL INCOME - INSTITUTIONAL CLASS

335.                                                                        YEAR ENDED
                                                                            OCTOBER 31

336.SELECTED PER-SHARE DATA AND RATIOS                          1997F       1996G

337.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 9.910        $ 10.000

338.INCOME FROM INVESTMENT OPERATIONS

339. NET INTEREST INCOME                                      .217           .307

340. NET REALIZED AND UNREALIZED GAIN (LOSS)                  (.100)            (.090)

341. TOTAL FROM INVESTMENT OPERATIONS                         .117           .217

342.LESS DISTRIBUTIONS

343. FROM NET INTEREST INCOME                                 (.217)         (.307)

344.NET ASSET VALUE, END OF PERIOD                           $ 9.810        $ 9.910

345.TOTAL RETURNB,C                                           1.18%          2.27%

346.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 1,889        $ 1,841

347.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .75%A,D        .75%A,D

348.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .74%A,E        .72%A,E
REDUCTIONS

349.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        4.48%A         4.51%A

350.PORTFOLIO TURNOVER                                        13%A           21%A


A ANNUALIZED
B THE TOTAL RETURN   S     WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. F SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
G FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
NEW YORK MUNICIPAL INCOME - INSTITUTIONAL CLASS

351.                                                                    YEARS ENDED OCTOBER 31

352.SELECTED PER-SHARE DATA AND RATIOS                       1997G      1996                     1995F

353.NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.470   $ 10.400                 $ 10.000

354.INCOME FROM INVESTMENT OPERATIONS

355. NET INTEREST INCOME                                      .239       .468                     .095

356. NET REALIZED AND UNREALIZED GAIN (LOSS)                  (.040)     .070                     .400

357. TOTAL FROM INVESTMENT OPERATIONS                         .199       .538                     .495

358.LESS DISTRIBUTIONS

359. FROM NET INTEREST INCOME                                 (.239)     (.468)                   (.095)

360. FROM NET REALIZED GAIN                                   (.060)     --                       --

361. TOTAL DISTRIBUTIONS                                      (.299)     (.468)                   (.095)

362.NET ASSET VALUE, END OF PERIOD                           $ 10.370   $ 10.470                 $ 10.400

363.TOTAL RETURNB,C                                           1.91%      5.28%                    4.96%

364.NET ASSETS, END OF PERIOD (000 OMITTED)                  $ 732      $ 718                    $ 683

365.RATIO OF EXPENSES TO AVERAGE NET ASSETS                   .75%A,D    .75%D                    .75%A,D

366.RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE     .74%A,E    .68%E                       .75%A
REDUCTIONS

367.RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS        4.53%A     4.53%                    4.75%A

368.PORTFOLIO TURNOVER                                        18%A       17%                      0%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD
HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR THE PERIOD AUGUST 21, 1995 (COMMENCEMENT OF OPERATIONS) TO
OCTOBER 31, 1995.
G SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN and/or
YIELD.
For Growth Opportunities, Balanced, High Yield, Government Investment,
Short Fixed-Income, High Income Municipal, California Municipal
Income, and New York Municipal Income, the fiscal year runs from
November 1 to October 31. For TechnoQuant Growth, Mid Cap, Equity
Growth, Large Cap, Growth & Income, Equity Income, Intermediate Bond, Intermediate Municipal Income, and Short-Intermediate Municipal
Income, the fiscal year runs from December 1 to November 30. For
Strategic Opportunities, Strategic Income, and Municipal Bond, the
fiscal year runs from January 1 to December 31. For Mortgage
Securities, the fiscal year runs from August 1 to July 31. The tables below show the performance of Institutional Class of each fund (except Mortgage Securities) over past fiscal periods ended April 30, 1997,
May 31, 1997, or June 30, 1997, as indicated. The performance of
Institutional Class of Mortgage Securities over past fiscal years is shown in the tables below. The charts in Appendix B, beginning on page
       , present Institutional Class's calendar year performance
compared to different measures, including a competitive funds average.
GROWTH FUNDS - INSTITUTIONAL CLASS
      AVERAGE ANNUAL TOTAL RETURN*                   CUMULATIVE TOTAL RETURN*


                 PAST 1 YEAR  PAST 5 YEARS 10 YEARS/  PAST 6 MONTHS    PAST 1 YEAR      PAST 5 YEARS      10 YEARS/
                                           LIFE OF FUND+                                                  LIFE OF FUND+

TECHNOQUANT
GROWTH[B]            N/A          N/A      N/A         N/A                 N/A           N/A              0.00%

MID CAP[B]          10.38%     N/A         18.53%      6.23%            10.38%            N/A              24.28%

EQUITY
GROWTH[B]        15.48%       19.12%       19.27%      6.81%               15.48%           139.86%           482.76%

GROWTH
OPPORTUNITIES[A]    20.95%    17.63%          20.88%     10.86%            20.95%           125.23%           500.82%

STRATEGIC
OPPORTUNITIES[C]    14.89%    14.15%          12.23%     12.85%            14.89%           93.80%            217.10

LARGE CAP[B]        22.20%     N/A            20.16%     6.64%             22.20%         N/A                 26.48%

GROWTH &
INCOME[B]            N/A          N/A          N/A         N/A              N/A              N/A              9.11%

EQUITY INCOME[B]    20.41%    18.47%          13.36%    9.47%              20.41%           133.37%           250.57%

BALANCED[A]         16.81%    9.70%           11.33%     9.67%             16.81%           58.84%            192.37%


TAXABLE INCOME FUNDS - INSTITUTIONAL CLASS
      AVERAGE ANNUAL TOTAL RETURN*                     CUMULATIVE TOTAL RETURN*

                 PAST 1 YEAR  PAST 5 YEARS 10 YEARS/   PAST 6 MONTHS    PAST 1 YEAR      PAST 5 YEARS     10 YEARS/
                                           LIFE OF FUND+                                                  LIFE OF FUND+

HIGH YIELD [A]      9.78%     11.90%          13.22%        3.51%           9.78%            75.47%           246.14    %

STRATEGIC
INCOME [C]          13.97%    N/A             14.90%        4.54%           13.97%            N/A             44.87    %

MORTGAGE
SECURITIES [D]      10.22%    7.65%           8.79%         N/A             10.22%           44.56%           132.27    %

GOVERNMENT
INVESTMENT [A]      6.03%     6.49%           7.45%         1.16%           6.03%            36.95%           105.23    %

INTERMEDIATE
BOND [B]           6.89%      6.70%           8.11%         1.10%           6.89%            38.31%           118.19    %

SHORT FIXED-
INCOME [A]         5.82%      5.36%           7.01%         2.20%           5.82%            29.84%           92.06    %


MUNICIPAL FUNDS - INSTITUTIONAL CLASS
      AVERAGE ANNUAL TOTAL RETURN*                      CUMULATIVE TOTAL RETURN*


                PAST 1 YEAR   PAST 5 YEARS 10 YEARS/    PAST 6 MONTHS    PAST 1 YEAR     PAST 5 YEARS     10 YEARS/
                                           LIFE OF FUND+                                                 LIFE OF FUND+

HIGH INCOME
MUNICIPAL [A]      6.46%         6.55%        8.92%         2.70%            6.46%           37.32%           127.72%

MUNICIPAL
BOND[C]            7.89%         6.47%        7.85%         2.88%            7.89%           36.83%           112.99%

INTERMEDIATE
MUNICIPAL          7.09%         5.76%        6.65%          1.56%           7.09%           32.33%           90.41%
       INCOME [B]

SHORT-INTERMEDIATE
MUNICIPAL          4.72%         N/A          4.67%         1.38%            4.72%            N/A             15.80%
INCOME [B]


STATE MUNICIPAL FUNDS - INSTITUTIONAL CLASS
      AVERAGE ANNUAL TOTAL RETURN*                    CUMULATIVE TOTAL RETURN


                PAST 1 YEAR   PAST 5 YEARS 10 YEARS/  PAST 6 MONTHS   PAST 1 YEAR     PAST 5 YEARS   10 YEARS/
                                           LIFE OF FUND+                                                    LIFE OF FUND+

CALIFORNIA
MUNICIPAL          6.50%          N/A         2.91%     1.18%           6.50%            N/A           3.48%
       INCOME[A]

NEW YORK MUNICIPAL
INCOME [A]         6.29%          N/A         7.25%     1.91%           6.29%            N/A           12.61%


[A] PERIOD ENDED APRIL 30, 1997.
[B] PERIOD ENDED MAY 31, 1997.
[C] PERIOD ENDED JUNE 30, 1997.
[D] PERIOD ENDED JULY 31, 1997.
+ LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (NOVEMBER 18, 1987 FOR GROWTH OPPORTUNITIES; OCTOBER 31, 1994 FOR STRATEGIC INCOME; SEPTEMBER 16, 1987 FOR SHORT FIXED-INCOME AND HIGH INCOME MUNICIPAL; MARCH 16, 1994 FOR SHORT-INTERMEDIATE MUNICIPAL INCOME; AUGUST 21, 1995 FOR NEW YORK MUNICIPAL INCOME; FEBRUARY 20, 1996 FOR MID CAP, LARGE CAP, AND CALIFORNIA MUNICIPAL INCOME; AND DECEMBER 31, 1996 FOR TECHNOQUANT GROWTH AND GROWTH & INCOME) THROUGH THE
SEMIANNUAL PERIODS ENDED 1997    (THROUGH THE ANNUAL PERIOD ENDED 1997
FOR MORTGAGE SECURITIES).
   * INITIAL OFFERING OF INSTITUTIONAL CLASS OF GROWTH OPPORTUNITIES, BALANCED, HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, SHORT FIXED-INCOME, HIGH INCOME MUNICIPAL, AND SHORT-INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65% FOR GROWTH OPPORTUNITIES, STRATEGIC OPPORTUNITIES, AND BALANCED, 0.25% FOR HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL, AND 0.15% FOR SHORT FIXED-INCOME AND SHORT-INTERMEDIATE MUNICIPAL INCOME. TOTAL RETURNS FOR INSTITUTIONAL CLASS PRIOR TO JULY 3, 1995 WOULD HAVE BEEN HIGHER IF CLASS T'S 12B-1 FEE HAD NOT BEEN REFLECTED.
    INITIAL OFFERING OF INSTITUTIONAL CLASS OF STRATEGIC OPPORTUNITIES TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE.
    INITIAL OFFERING OF INSTITUTIONAL CLASS OF MUNICIPAL BOND TOOK PLACE ON JULY 1, 1996. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 1, 1996 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE.
    INITIAL OFFERING OF INSTITUTIONAL CLASS OF MORTGAGE SECURITIES TOOK PLACE ON MARCH 3, 1997. INSTITUTIONAL CLASS RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE.
If FMR had not reimbursed certain class expenses during these periods, total returns would have been lower.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year. YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.
This difference may be significant for funds whose investments are denominated in foreign securities.
In calculating yield, a fund may from time to time use a security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing a fund's yield.
A TAX-EQUIVALENT YIELD shows what an investor would have to earn before taxes to equal a tax-free yield.
THE COMPETITIVE FUNDS AVERAGE is each fund's applicable Lipper Funds Average, which reflects the performance of mutual funds with similar investment objectives. These averages, published by Lipper Analytical Services, Inc., exclude the effect of sales loads.
STANDARD & POOR'S 500 INDEX (S&P 500(registered trademark)) is a widely recognized, unmanaged index of common stocks.
STANDARD & POOR'S MIDCAP 400 INDEX is a widely recognized, unmanaged index of 400 medium-capitalization stocks.
MERRILL LYNCH HIGH YIELD MASTER INDEX is a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default.
LEHMAN BROTHERS 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and three years. SALOMON BROTHERS MORTGAGE INDEX is a market capitalization weighted index of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Fannie Mae and Federal Home Loan Mortgage Corporation (FHLMC), and Fannie Mae and FHLMC balloon mortgages with fixed-rate coupons.
SALOMON BROTHERS TREASURY/AGENCY INDEX is a market capitalization weighted index of U.S. Treasury and U.S. government agency securities with fixed-rate coupons and weighted average lives of at least one year.
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years.
Unlike Institutional Class's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
The Institutional Class of each equity fund may quote its adjusted net asset value including all distributions paid. This value may be averaged over specified periods and may be used to calculate a class's moving average.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, please contact your
investment professional   , or call 1-800-843-3001.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
   THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. TechnoQuant Growth, Equity Growth, Mid Cap, Large Cap, and Growth & Income are diversified funds of Fidelity Advisor Series I, a Massachusetts business trust organized on June 24, 1983. Growth Opportunities, Balanced, High Yield, Government Investment, and Short Fixed-Income are diversified funds and Strategic Income is a non-diversified fund of Fidelity Advisor Series II, a Massachusetts business trust organized on April 23, 1986. Equity Income is a diversified fund of Fidelity Advisor Series III, a Massachusetts business trust organized on May 17, 1982. Intermediate Bond is a diversified fund of Fidelity Advisor Series IV, a Massachusetts business trust organized on May 6, 1983. High Income Municipal is a diversified fund and California Municipal Income and New York Municipal Income are non-diversified funds of Fidelity Advisor Series V, a Massachusetts business trust organized on April 23, 1986. Intermediate Municipal Income is a diversified fund and Short-Intermediate Municipal Income is a non-diversified fund of Fidelity Advisor Series VI, a Massachusetts business trust organized on June 1, 1983. Strategic Opportunities is a diversified fund of Fidelity Advisor Series VIII, a Massachusetts business trust organized on September 22, 1983. Mortgage Securities is a diversified fund of Fidelity Income Fund, a Massachusetts business trust organized on August 7, 1984. Municipal Bond is a diversified fund of Fidelity Municipal Trust, a Massachusetts business trust organized on June 22, 1984. Each trust is an open-end management investment company. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet periodically throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The trustees serve as trustees for other Fidelity funds. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL SHAREHOLDER MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
Separate votes are taken by each class of shares, fund, or trust, if a matter affects just that class of shares, fund, or trust, respectively.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The funds employ various Fidelity companies to perform activities required for their operation.
The funds are managed by FMR, which chooses each fund's investments and handles its business affairs. FMR chooses investments with the assistance of foreign affiliates for all funds except Government Investment, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income.
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short Fixed-Income.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East), in Tokyo, Japan, serves as a sub-adviser for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Intermediate Bond, and Short Fixed-Income.
(small solid bullet) Fidelity International Investment Advisors
(FIIA), in Pembroke, Bermuda, serves as a sub-adviser for Strategic
Income.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L), in London, England, serves as a sub-adviser for Strategic Income.
(small solid bullet) Fidelity Investment Japan Limited (FIJ), in
Tokyo, Japan   ,     serves as a sub-adviser for Strategic Income.
   As of September 30, 1997, FMR advised funds having approximately 33 million shareholder accounts with a total value of more than $521 billion.
   John Avery is associate manager of Advisor Balanced, which he has managed since September 1997. He also manages another Fidelity fund. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. Mr. Avery received his MBA from The Wharton School at the University of Pennsylvania in 1993.
John Carlson is Vice President and    lead     manager of Advisor
Strategic Income, which he has managed since August 1995. He also manages several other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was Executive Director of emerging markets at Lehman Brothers International from 1992 through 1995.
Robert Chow is manager of Advisor Equity Income, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989, Mr. Chow has worked as an analyst, portfolio
assistant   ,     and manager.
Katherine Collins is manager of Advisor Mid Cap, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1990, Ms. Collins has worked as an analyst and manager.
Bettina Doulton is Vice President and lead manager of Advisor Balanced, which she has managed since March 1996. She also manages other Fidelity funds. Since joining Fidelity in 1986, Ms. Doulton has
worked as a research assistant, analyst   ,     and manager.
Andrew Dudley is manager of Advisor Short Fixed-Income, which he has
managed since February 1997.    Prior to joining Fidelity as a manager
in 1996,     Mr. Dudley was a portfolio manager with Putnam
Investments from 1991 to 1996.
Margaret Eagle is Vice President and manager of Advisor High Yield and
Advisor Strategic Income   ,     which she has managed since January
1987 and January 1996, respectively.    Ms. Eagle manages the high
yield investments for Advisor Strategic Income. In addition    , she
is a Senior Vice President of Fidelity Trust Company. Ms. Eagle joined Fidelity in 1980.
   * George Fischer is Vice President and manager of Advisor Municipal Bond and Advisor High Income Municipal, which he has managed since October 1995 and April 1997, respectively. He also manages several other Fidelity funds. Since joining Fidelity in 1989, Mr. Fischer has worked as an analyst and manager.
Kevin Grant is Vice President and manager of Advisor Intermediate Bond
and Advisor Balanced   ,     which he has managed since October 1995
and March 1996, respectively.    Mr. Grant manages the fixed-income
investments for Advisor Balanced.     He also manages several other
Fidelity funds. Prior to joining Fidelity in 1993, Mr. Grant was a vice president and chief mortgage strategist at Morgan Stanley for three years.
Brian Hogan is manager of Advisor Strategic Income   's     emerging
market securities   , which he has managed since September 1997    .
Since joining Fidelity in 1994, Mr. Hogan has worked as a fixed-income
analyst, research analyst   ,     and manager. Previously, he worked
as an analyst for Conseco Capital Management from 1993 to 1994 and Aegon USA Investment Management from 1990 to 1993.
Curt Hollingsworth is Vice President and manager of Advisor Government
Investment and Advisor Strategic Incom   e, both of which he has
managed since February 1997. Mr. Hollingsworth manages the domestic investment grade and U.S. Government investments for Advisor Strategic
Income    . He also manages    several     other Fidelity funds. Since
joining Fidelity in 1983, Mr. Hollingsworth has worked as a fixed-income trader and portfolio manager.
Jonathan Kelly is manager of Advisor Strategic Income's foreign bond investments in developed markets, which he has managed since January 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1991, Mr. Kelly has worked as a foreign bond analyst and manager.
Tim Krochuk is manager of Advisor TechnoQuant Growth, which he has managed since inception. He also manages another Fidelity fund. Previously, he was a quantitative analyst. Mr. Krochuk joined Fidelity as a research associate in 1992, after receiving a bachelor of arts degree in economics/pre-med from Harvard University.
Harris Leviton is Vice President and manager of Advisor Strategic Opportunities, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1986, he has worked as an analyst and manager.
Norm Lind is Vice President and manager of Advisor New York Municipal Income and Advisor Short-Intermediate Municipal Income, which he has managed since August 1995 and October 1995, respectively. He also
manages    several     other Fidelity funds. Since joining Fidelity in
1986, Mr. Lind has worked as an analyst and manager.
David Murphy is Vice President and manager of Advisor Intermediate Municipal Income, which he has managed since March 1995. He also manages several other Fidelity funds. Mr. Murphy joined Fidelity as a portfolio manager in 1989.
Jonathan Short is Vice President and manager of Advisor California Municipal Income, which he has managed since inception. He also manages several other Fidelity funds. Since joining Fidelity in 1990, Mr. Short has worked as an analyst and manager.
Thomas Silvia is manager of Advisor Mortgage Securities   .     He
   has     been a co-manager of the fund since February 1997. Mr.
Silvia joined Fidelity as a senior mortgage trader in 1993. Previously, he was a quantitative analyst with Donaldson, Lufkin & Jenrette in New York from 1990 to 1993.
Thomas Sprague is Vice President and manager of Advisor Large Cap, which he has managed since March 1996. He also manages another Fidelity fund. Since joining Fidelity in 1989, he has worked as an analyst and manager.
Beth Terrana is Vice President and manager of Advisor Growth & Income, which she has managed since inception. She also manages other Fidelity funds. Since joining Fidelity in 1983, Ms. Terrana has worked as an
analyst, portfolio assistant   ,     and manager.
Jennifer Uhrig is Vice President and manager of Advisor Equity Growth, which she has managed since January 1997. She also manages another Fidelity fund. Since joining Fidelity in 1987, Ms. Uhrig has worked as an analyst and manager.
George Vanderheiden is Vice President and manager of Advisor Growth Opportunities, which he has managed since November 1987. He also manages several other Fidelity funds. Mr. Vanderheiden joined Fidelity in 1971.
Fidelity investment personnel may invest in securities for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
FDC distributes and markets Fidelity's funds and services.
Fidelity Investments Institutional Operations Company, Inc. (FIIOC) performs transfer agent servicing functions for the Institutional Class of the Equity Funds, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income. UMB Bank, n.a. (UMB) is the transfer agent for High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, although it employes FIIOC to perform these
functions for    the     Institutional Class of each fund. UMB is
located at 1010 Grand Avenue, Kansas City, Missouri.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
Fidelity International Limited (FIL), is the parent company of FIIA, FIJ, and FIIA(U.K.)L. The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.
As of September 30, 1997, approximately    41.85    %    and 29.83% of
each of California Municipal Income's and New York Municipal Income's
    total outstanding shares   , respectively,     were held by    an
FMR affiliate.
FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
   The value     of each fund's domestic and foreign investments
varies in response to many factors. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate based on changes in interest rates, market conditions, other economic and political news, and on their quality and maturity. In general, bond prices rise when interest rates fall, and fall when interest rates rise. This effect is more pronounced for longer-term securities. Lower-quality securities offer higher yields, but also carry more risk.
Funds which invest in foreign securities have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for funds that invest in emerging markets. Also, because many of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of investment techniques to either increase or decrease a fund's investment exposure to any currency.
The total return from a bond includes both income and price gains or losses. In selecting investments for a bond fund, FMR considers a bond's expected income together with its potential for price gains or losses. While income is generally the most important component of bond returns over time, a bond fund's emphasis on income does not mean the fund invests only in the highest-yielding bonds available, or that it can avoid losses of principal.
FMR generally focuses on assembling a portfolio of bonds that it believes will provide the best balance between risk and return within the range of eligible investments for the fund. FMR's evaluation of a potential investment includes an analysis of the credit quality of the issuer, its structural features, its current price compared to FMR's estimate of its long-term value, and any short-term trading opportunities resulting from market inefficiencies.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. When you sell your shares, they may be worth more or less than what you paid for them.
TECHNOQUANT GROWTH FUND seeks growth of capital by investing mainly in common stocks. However, the fund has the flexibility to invest in other types of equity securities and debt securities as well. The fund's security selection process utilizes computer-aided, quantitative analysis. FMR's computer models use many types of data, but emphasize technical factors such as historical price and volume relationships. Fundamental criteria, such as earnings estimates, and dividend yield may also be considered.
FMR's emphasis on technical analysis can result in the fund holding different types of stocks at different times. For example, the fund may hold stocks of companies with large or small market capitalization or high or low price/earnings ratios. The fund's focus may change rapidly based on FMR's analysis of the most current information. At times, the fund may be concentrated in a small number of market sectors or securities.
MID CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types.
Medium market capitalization companies are those whose market capitalization falls within the capitalization range of the S&P MidCap 400 at the time of the fund's investment. The S&P MidCap 400 Index is an unmanaged index of medium-capitalization stocks. Companies whose capitalization falls outside this range after purchase continue to be considered medium-capitalized for purposes of the 65% policy. As of December 31, 1996, the S&P MidCap 400 included companies with capitalizations of between $192 million and $6.5 billion.
Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies. EQUITY GROWTH FUND seeks capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics. FMR normally invests at least 65% of the fund's total assets in common and preferred stock. The fund looks for domestic and foreign companies with above-average growth characteristics compared to the average of the companies included in the S&P 500. The S&P 500 is a registered trademark of Standard & Poor's.
Growth may be measured by factors such as earnings or gross sales. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities. As a general rule, these companies may include smaller, less well-known companies, and companies whose stocks have higher than average price/earnings (P/E) ratios. The market prices of these stocks may be particularly sensitive to economic, market, or company news. FMR may also pursue growth in larger or revitalized companies or companies that hold a strong position in the market. These growth characteristics may be found in mature or declining industries.
GROWTH OPPORTUNITIES FUND seeks capital growth by investing primarily in common stocks and securities convertible into common stocks. FMR normally invests at least 65% of the fund's total assets in securities of companies that FMR believes have long-term growth potential. Although the fund invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The fund may invest in foreign securities without limitation.
STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." FMR normally invests at least 65% of the fund's total assets in these securities. The term "special situation" refers to FMR's identification of an unusual, and possibly non-repetitive, development taking place in a company or a group of companies in an industry.
A special situation may involve one or more of the following characteristics:
(small solid bullet) A technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts.
(small solid bullet) Changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in the scope or nature of foreign competition or the development of an emerging industry.
(small solid bullet) New or changed management, or material changes in management policies or corporate structure.
(small solid bullet) Significant economic or political occurrences abroad, including changes in foreign or domestic import and tax laws or other regulations.
(small solid bullet) Other events, including natural disasters, favorable litigation settlements, or a major change in demographic patterns.
"Special situations" often involve breaks with past experience. They can be relatively aggressive investments. In seeking capital appreciation, the fund also may invest in securities of companies not involving a special situation, but which are companies with valuable fixed assets and whose securities are believed by FMR to be undervalued in relation to the companies' assets, earnings, or growth potential. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations. FMR normally invests at least 65% of the fund's total assets in these securities. The fund has the flexibility, however, to invest the balance in other market capitalizations and security types. FMR defines large market capitalization companies as those with market capitalizations of $1 billion or more at the time of the fund's investment. Companies whose capitalization falls below this level after purchase continue to be considered large-capitalized for purposes of the 65% policy.
Companies with large market capitalizations typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. These tend to be quality companies with strong management organizations. However, large capitalization companies may have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation. The fund invests mainly in equity securities. The fund expects to invest the majority of its assets in domestic and foreign equity securities, with a focus on those that pay current dividends and show potential earnings growth. However, the fund may buy debt securities as well as equity securities that are not currently paying dividends, but offer prospects for capital appreciation or future income.
EQUITY INCOME FUND seeks a yield which exceeds the composite dividend yield of securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining income, the fund will consider the potential for achieving capital appreciation. FMR normally invests at least 65% of the fund's total assets in income-producing equity securities. For purposes of this policy, equity securities are defined as common and preferred stocks. The balance of the fund's assets will tend to be invested in debt securities, a high percentage of which are expected to be convertible into common stocks.
The fund seeks to achieve a yield that beats that of the S&P 500. The fund does not intend to invest in securities of issuers without proven earnings and/or credit histories. Because the fund invests for income, as well as capital appreciation, investors should not expect capital appreciation comparable with funds which seek only capital appreciation. The yield on the fund's assets generally will increase or decrease from year to year in accordance with market conditions and in relation to the changes in yields of the stocks included in the S&P 500.
BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential. FMR manages the fund to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities and the remainder in bonds and other fixed-income securities. FMR may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of the fund's total assets in fixed-income senior securities (including debt securities and preferred stock).
The fund may buy securities that are not currently paying income but offer prospects for future income. The fund may invest in securities of foreign issuers. In selecting investments for the fund, FMR will consider such factors as the issuer's financial strength, its outlook for increased dividend or interest payments, and the potential for capital gains.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks. FMR normally invests at least 65% of the fund's total assets in these securities.
The fund may also invest in securities issued or guaranteed by the U.S. Government, any state or any of their respective subdivisions, agencies or instrumentalities, and securities of foreign issuers, including securities of foreign governments. The fund may invest up to 35% of its total assets in equity securities, including common stocks, warrants, and rights.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.
The fund invests primarily in fixed-income securities, allocated among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities. The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets and 15% foreign developed markets.
FMR regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. In normal market environments, FMR expects the fund's asset allocation to approximate the neutral mix within a range of plus or minus 10% of assets per category. There are no absolute limits on the percent of assets invested in each category, however, and FMR reserves the right to change the neutral mix from time to time.
The HIGH YIELD category includes high-yielding, lower-quality debt securities consisting mainly of U.S. securities of a quality grade lower than BBB. The U.S. GOVERNMENT AND INVESTMENT-GRADE category includes mortgage securities, U.S. Government securities, government agency securities and other U.S. dollar-denominated securities of investment-grade quality. The EMERGING MARKET category includes corporate and governmental debt securities of issuers located in emerging markets. The FOREIGN DEVELOPED MARKET category includes corporate and governmental debt securities of issuers located in developed foreign markets. These investment categories are only general guidelines, and FMR may use its judgment as to which category an investment falls within. The fund may also make investments that do not fall within these categories.
By allocating its investments across different types of fixed-income securities, the fund attempts to moderate the significant risks of each investment category through diversification. Diversification, when successful, can mean higher returns with decreased volatility. However, each of the fund's four investment categories may experience periods of volatile returns, and it is possible for all investment categories to decline at the same time.
MORTGAGE SECURITIES FUND seeks high current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. When consistent with its goal, the fund may also consider the potential for capital gain. FMR normally invests at least 65% of the fund's total assets in mortgage-related securities. The fund may also invest in U.S. Government securities and instruments related to U.S. Government securities. Instruments related to U.S. Government securities may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between two and 10 years. However, the reaction of mortgage securities to changes in interest rates can be difficult to predict since mortgage securities are subject to prepayment of principal and can be structured in a complex manner. As of July 31, 1997, the fund's dollar-weighted
average maturity was approximately    5.8     years.
GOVERNMENT INVESTMENT FUND seeks high current income by investing in U.S. Government securities and instruments related to U.S. Government securities under normal conditions. FMR normally invests the fund's assets only in U.S. Government securities, repurchase agreements, and other instruments related to U.S. Government securities. Under normal conditions, FMR invests at least 65% of the fund's total assets in U.S. Government securities and repurchase agreements for U.S. Government securities. Other instruments may include futures or options on U.S. Government securities or interests in U.S. Government securities that have been repackaged by dealers or other third parties. It is important to note that neither the fund nor its yield
   is     guaranteed by the U.S. Government.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities between five and 12 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 8.5 years.
INTERMEDIATE BOND FUND seeks high current income by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. When consistent with its primary objective, the fund may also seek capital appreciation. Although the fund can invest in securities of any maturity, the fund normally maintains a dollar-weighted average maturity between three and 10 years.
In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. As of November 30, 1996, the fund's dollar-weighted average maturity was approximately 5.7 years.
SHORT FIXED-INCOME FUND seeks high current income, consistent with the preservation of capital, by investing in U.S. dollar-denominated investment-grade debt securities under normal conditions. Where appropriate the fund will take advantage of opportunities to realize capital appreciation. FMR normally invests at least 65% of the fund's total assets in fixed-income securities of all types which may include convertible and zero coupon securities.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of three years or less under normal conditions. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 2.2 years.
HIGH INCOME MUNICIPAL FUND seeks high current income that is free from federal income tax by investing primarily in investment-grade municipal securities. The fund may also invest up to 35% of its assets in below investment-grade securities. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 16.4 years.
MUNICIPAL BOND FUND seeks a high level of current income that is free from federal income tax, consistent with preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of December 31, 1996, the fund's dollar-weighted average maturity was approximately 12.4 years.
INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with the preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between three and 10 years under normal conditions. FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between seven and 10 years. As of November 30, 1996, the fund's dollar-weighted average maturity was approximately
8.6 years.
SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax, consistent with preservation of capital, by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in municipal securities whose interest is free from federal income tax. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, the fund maintains a dollar-weighted average maturity of between two and five years under normal conditions. As of November 30, 1996, the fund's dollar-weighted average maturity was approximately 3.4 years. CALIFORNIA MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax and California state personal income tax by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in securities whose interest is free from federal and California income taxes. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 14.4 years.
The performance of California Municipal Income is affected by the economic and political conditions within the state of California. California suffered a severe economic recession between 1990-1993, which resulted in broad-based revenue shortfalls for the State and many local governments. California's fiscal condition has improved as its economy has been in a sustained recovery since 1994. During the recession, the State substantially reduced local assistance, and further reductions could adversely affect the financial condition of cities, counties and other government agencies facing constraints in their own revenue collections. California's long-term credit rating stabilized after having been reduced in the past several years. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives could result in adverse consequences affecting California municipal bonds.
NEW YORK MUNICIPAL INCOME FUND seeks high current income that is free from federal income tax and New York State and City personal income taxes by investing in investment-grade municipal securities under normal conditions. FMR normally invests so that at least 80% of the fund's assets is invested in securities whose interest is free from federal and New York State and City personal income taxes. In addition, FMR may invest all of the fund's assets in municipal securities issued to finance private activities. The interest from these securities is a tax preference item for the purposes of the federal alternative minimum tax.
Although the fund can invest in securities of any maturity, FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to municipal bonds with maturities between eight and 18 years. As of October 31, 1996, the fund's dollar-weighted average maturity was approximately 13.3 years.
The performance of New York Municipal Income is affected by the economic and political conditions within the state of New York. Both New York City and State have recently experienced significant financial difficulty, and both the City's and the State's credit ratings are among the lowest in the country.
TEMPORARY DEFENSIVE POLICIES. FMR normally invests each fund's assets according to its investment strategy.
Each of the Equity Funds, High Yield, and Strategic Income reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes. Each of Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income reserves the right to invest without limitation in investment-grade money market or short-term debt instruments for temporary, defensive purposes.
Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income do not expect to invest in federally taxable obligations. California Municipal Income and New York Municipal Income do not expect to invest in federally or state taxable obligations. Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, reserves the right to invest without limitation in short-term instruments, to hold a substantial amount of uninvested cash, or to invest more than normally permitted in taxable obligations for temporary, defensive purposes.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call your investment professional.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase more than 10% of the outstanding voting securities of a single issuer. For TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, this limitation does not apply to securities of other investment companies. DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable, or floating rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.
Debt securities have varying levels of sensitivity to changes in interest rates and varying degrees of credit quality. In general, bond prices rise when interest rates fall, and fall when interest rates rise. Longer-term bonds and zero coupon bonds are generally more sensitive to interest rate changes. In addition, bond prices are also affected by the credit quality of the issuer.
Lower-quality debt securities are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general or regional economic difficulty. Lower-quality securities may be thinly traded, making them difficult to sell promptly at an acceptable price. Adverse publicity and changing investor perceptions may affect the ability to obtain prices for, or to sell these securities.
The default rate of lower-quality debt securities is likely to be higher when issuers have difficulty meeting projected goals or obtaining additional financing. This could occur during economic recessions or periods of high interest rates. If an issuer defaults, the fund may try to protect the interests of security holders if it determines such action to be in the interest of its shareholders.
The table on the following page provides a summary of ratings assigned to debt holdings (not including money market instruments) in the funds' portfolios. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended 1996, and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
RESTRICTIONS: For all of the Equity Funds, purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's Investors Service (Moody's) or rated in the equivalent categories by Standard & Poor's (S&P), or is unrated but judged to be of equivalent quality by FMR.
Each of Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
TechnoQuant Growth currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.
Each of Mortgage Securities, Short Fixed-Income, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income normally invests in investment-grade securities, but reserves the right to invest up to 5% of its assets in below investment-grade securities. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps Credit Rating Co. (Duff & Phelps), or Fitch Investors Service, L.P. (Fitch), or is unrated but judged by FMR to be of equivalent quality.
Intermediate Bond invests only in investment-grade securities, and will limit its investments in medium quality securities to 5% of its assets. A security is considered to be investment-grade or medium quality if it is rated investment-grade or medium quality, respectively, by Moody's, S&P, Duff & Phelps, or Fitch, or is unrated but judged by FMR to be of equivalent quality.
High Income Municipal currently intends to limit its investment in below investment-grade securities to less than 35% of its assets and does not currently intend to invest more than 10% of its total assets in bonds that are in default. A security is considered to be investment-grade if it is rated investment-grade by Moody's, S&P, Duff & Phelps, or Fitch, or is unrated but judged by FMR to be of equivalent quality.
Municipal Bond invests only in investment-grade securities. A security is considered to be investment-grade if it is judged by FMR to be of equivalent quality to securities rated Baa or BBB or higher by Moody's or S&P, respectively. However, the fund will limit its investments in medium quality securities as judged by FMR to one-third of its total assets; will not purchase securities rated below Baa or BBB by Moody's or S&P, respectively; and will not invest more than 20% of its total assets in securities not rated by Moody's and S&P.
U.S. GOVERNMENT SECURITIES are high-quality debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities, such as those issued by the Federal Farm Credit Banks Funding Corporation, are supported only by the credit of the entity that issued them.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be fully or partially backed by the local government, or by the credit of a private issuer or the current or anticipated revenues from specific projects or assets. Because many municipal securities are issued to finance similar types of projects, especially those relating to education, health care, housing, transportation, and utilities, the municipal markets can be affected by conditions in those sectors. In addition, all municipal securities may be affected by uncertainties regarding their tax status, legislative changes, or rights of municipal securities holders. A municipal security may be owned directly or through a participation interest.
CREDIT AND LIQUIDITY SUPPORT. Issuers may employ various forms of credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and the fund's share price.
STATE MUNICIPAL SECURITIES include municipal obligations issued by the state of California or New York or their respective counties, municipalities, authorities, or other subdivisions. The ability of issuers to repay their debt can be affected by many factors that impact the economic vitality of either the state or a region within the state.
   FISCAL YEAR ENDED 1996 DEBT HOLDINGS (AS A % OF INVESTMENTS), BY
RATING

                Mid   Equity   Growth   Strat   Large Equity   Balan High   Strategic High Income
S&P RATING      Cap** Growth** Opport   egic
                               unities* Opport
                                        unities
                                        ***     Cap** Income** ced*  Yield* Income*** Municipal*
(Average of total investments)
INVESTMENT GRADE
Highest
quality     AAA
High
quality      AA --    --      15.44%    6.43%          2.80%  31.90% --     40.55%     27.16%
Upper-medium
grade         A
Medium
grade       BBB --    --      --        --      --     --     3.26%  0.30%  0.57%      22.24%
LOWER QUALITY
Moderately
speculative  BB --    --      --        --      --     0.45%  0.56%  11.90% 8.33%      9.89%
Speculative   B 0.06% --      --        --      --     0.06%  1.96%  47.80% 27.31%     0.53%
Highly
speculative CCC --            --        --      --     --     0.25%  5.40%  2.20%      --
Poor quality CC --    --      --        --      --     --     --     --     --         --
Lowest
quality,
no interest   C
In default,
in arrears    D --    --      --        --      --     --     --     0.10%  --         0.38%



                Mid   Equity   Growth   Strat   Large Equity   Balan High   Strategic High Income
Moody's RATING  Cap   Growth   Opport   egic
                               unities  Opport
                                        unities
                                                Cap   Income   ced   Yield  Income    Municipal
(Average of total investments)
INVESTMENT GRADE
Highest
quality     Aaa
High quality Aa --    --       15.44%   6.43%   --    2.80%    33.87% --     39.06%    26.58%
Upper-medium
grade         A
Medium
grade       Baa --    --       --       --      --    0.02%    2.29%  0.10%  0.18%     22.72%
LOWER QUALITY
Moderately
speculative  Ba --    --       --       --      --    0.25%    0.94%  8.60%  7.21%     9.19%
Speculative   B --    --       --       0.21%   --    0.26%    2.29%  48.90% 21.31%    0.18%
Highly
speculative Caa --    --       --       --      --    --       0.12%  9.70%  3.23%     0.60%
Poor quality Ca --    --       --       --      --    --       --     0.03%  0.02%     --
Lowest
quality,
no interest   C --    --       --       --      --    --       --     --     --        --
In default,
in
arrear    --     --   --       --       --      --    --       --     -- -- --

   *     FISCAL    Y    EAR ENDED OCTOBER 31, 1996   .
   **     FISCAL    Y    EAR ENDED NOVEMBER 30, 1996   .
   ***     FISCAL YEAR ENDED DECEMBER 31, 1996   .
REFER TO THE APPENDIX FOR A MORE COMPLETE DISCUSSION OF THESE RATINGS.
   THE FUNDS DO NOT NECESSARILY RELY ON THE RATINGS OF MOODY'S OR S&P TO DETERMINE COMPLIANCE WITH THEIR DEBT QUALITY POLICIES. SECURITIES NOT RATED BY MOODY'S AND S&P AMOUNTED TO
   0.76% OF BALANCED'S INVESTMENTS, 1.02% OF STRATEGIC OPPORTUNITIES' INVESTMENTS, 7.68% OF HIGH YIELD'S INVESTMENTS, 8.98% OF STRATEGIC INCOME'S INVESTMENTS, AND 27.02% OF HIGH
   INCOME MUNICIPAL'S INVESTMENTS. THESE PERCENTAGES MAY INCLUDE SECURITIES RATED BY OTHER NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS, AS WELL AS UNRATED SECURITIES. UNRATED
   LOWER-QUALITY SECURITIES AMOUNTED TO 0.76% OF BALANCED'S INVESTMENTS, 1.02% OF STRATEGIC OPPORTUNITIES' INVESTMENTS, 7.68% OF HIGH YIELD'S INVESTMENTS, 8.97% OF STRATEGIC
   INCOME'S INVESTMENTS, AND 24.84% FOR HIGH INCOME MUNICIPAL'S
INVESTMENTS.
   FOR FOREIGN GOVERNMENT OBLIGATIONS NOT INDIVIDUALLY RATED BY A NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION, FMR ASSIGNS THE RATING OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.

Other state municipal securities include obligations of U.S. territories and possessions such as Guam, the Virgin Islands, Puerto Rico, and their political subdivisions and public corporations. The economy of Puerto Rico is closely linked to the U.S. economy and will be affected by the strength of the U.S. dollar, interest rates, the price stability of oil imports, and the continued existence of favorable tax incentives.
OTHER INSTRUMENTS may include securities of closed-end investment companies.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
ASSET-BACKED SECURITIES include interests in pools of purchase contracts, financing leases, or sales agreements entered into by municipalities, debt securities, or consumer loans. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, these securities may be subject to prepayment risk.
MORTGAGE SECURITIES include interests in pools of commercial or residential mortgages, and may include complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage securities may be issued by agencies or instrumentalities of the U.S. Government or by private entities.
The price of a mortgage security may be significantly affected by changes in interest rates. Some mortgage securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, making their price highly volatile. Also, mortgage securities, especially stripped mortgage-backed securities, are subject to prepayment risk. Securities subject to prepayment risk generally offer less potential for gains during a declining interest rate environment, and similar or greater potential for loss in a rising interest rate environment.
RESTRICTIONS: Government Investment does not currently intend to invest more than 40% of its assets in mortgage securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. Inverse floaters have interest rates that move in the opposite direction from a benchmark, making the security's market value more volatile.
STRIPPED SECURITIES are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets. MUNICIPAL LEASE OBLIGATIONS are used by municipalities to acquire land, equipment, or facilities. If the municipality stops making payments or transfers its obligations to a private entity, the obligation could lose value or become taxable.
PUT FEATURES entitle the holder to put (sell back) an instrument to the issuer or another party. In exchange for this benefit, a fund may accept a lower interest rate. Demand features and standby commitments are types of put features.
PRIVATE ENTITIES may be involved in some municipal securities. For example, industrial revenue bonds are backed by private entities, and resource recovery bonds often involve private corporations. The viability of a project or tax incentives could affect the value and credit quality of these securities.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities, and selling securities short.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: Each fund (except High Yield and Strategic Income) may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
Each of High Yield and Strategic Income may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND FORWARD PURCHASE OR SALE TRANSACTIONS are trading practices in which payment and delivery for the security take place at a later date than is customary for that type of security. The market value of the security could change during this period.
CASH MANAGEMENT. A fund may invest in money market securities, in repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income (exempt from federal income tax in the case of a municipal money market fund) while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: California Municipal Income and New York Municipal Income do not currently intend to invest in a money market fund. High Income Municipal, Municipal Bond, Intermediate Municipal Income, and Short-Intermediate Municipal Income, California Municipal Income,
   and     New York Municipal Income do not currently intend to invest in repurchase agreements.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. This limitation does not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies. Strategic Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, each fund does not invest more than 25% of its total assets in any issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in any issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
A fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
Each of High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets; however, Government Investment, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income do not currently intend to make loans. FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
TECHNOQUANT GROWTH FUND seeks capital growth.
MID CAP FUND seeks long-term growth of capital.
EQUITY GROWTH FUND seeks to achieve capital appreciation by investing primarily in common and preferred stock and securities convertible into the common stock of companies with above-average growth characteristics.
GROWTH OPPORTUNITIES FUND seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks.
STRATEGIC OPPORTUNITIES FUND seeks capital appreciation by investing primarily in securities of companies believed by FMR to involve a "special situation." Under normal conditions, the fund will invest at least 65% of its total assets in companies involving a special situation. FMR intends to invest primarily in common stocks and securities that are convertible into common stocks; however, it also may invest in debt securities of all types and quality if FMR believes that investing in these securities will result in capital appreciation. The fund may invest up to 30% of its assets in foreign investments.
LARGE CAP FUND seeks long-term growth of capital.
GROWTH & INCOME FUND seeks high total return through a combination of current income and capital appreciation.
EQUITY INCOME FUND seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500. In addition, consistent with the primary objective of obtaining dividend and interest income, the fund will consider the potential for achieving capital appreciation.
BALANCED FUND seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities with income, growth of income, and capital appreciation potential.
HIGH YIELD FUND seeks a combination of a high level of income and the potential for capital gains by investing in a diversified portfolio consisting primarily of high-yielding, fixed-income and zero coupon securities, such as bonds, debentures and notes, convertible securities and preferred stocks.
STRATEGIC INCOME FUND seeks a high level of current income by investing primarily in debt securities. The fund may also seek capital appreciation.
MORTGAGE SECURITIES FUND seeks a high level of current income, consistent with prudent investment risk, by investing primarily in mortgage-related securities. In seeking current income, the fund may also consider the potential for capital gain.
GOVERNMENT INVESTMENT FUND seeks a high level of current income by investing primarily in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.
INTERMEDIATE BOND FUND seeks to provide a high rate of income through investment primarily in investment-grade fixed-income obligations. SHORT FIXED-INCOME FUND seeks to obtain a high level of current income, consistent with the preservation of capital, by investing primarily in a broad range of investment-grade fixed-income securities. Where appropriate the fund will take advantage of opportunities to realize capital appreciation.
HIGH INCOME MUNICIPAL FUND seeks to provide a high current yield by investing in a diversified portfolio of municipal obligations whose interest is not included in gross income for purposes of calculating federal income tax. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.
MUNICIPAL BOND FUND seeks to provide as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.
The fund invests in a diversified portfolio of municipal bonds. The fund will invest primarily in municipal bonds judged by FMR to be of high-grade or upper-medium-grade quality, although it may invest up to one-third of its total assets in bonds judged to be of medium-grade quality if they are suitable for achieving its investment objective. The fund's standards for high-grade, upper-medium-grade, and medium-grade obligations are essentially the same as Moody's and S&P's four highest categories of Baa or BBB and above. The fund will not invest in any bond rated lower than Baa by Moody's or BBB by S&P, but may invest up to 20% of its total assets in bonds not rated by either of these rating services if FMR judges them to meet the fund's quality standards. The fund will normally invest at least 80% of its assets in municipal securities whose interest is exempt from federal income tax. INTERMEDIATE MUNICIPAL INCOME FUND seeks the highest level of income exempt from federal income taxes that can be obtained consistent with the preservation of capital. The fund normally invests at least 80% of its assets in securities whose interest is free from federal income tax.
SHORT-INTERMEDIATE MUNICIPAL INCOME FUND seeks as high a level of current income, exempt from federal income tax, as is consistent with preservation of capital. The fund normally invests at least 80% of its assets in municipal obligations whose interest is free from federal income tax.
CALIFORNIA MUNICIPAL INCOME FUND seeks a high level of current income free from federal income tax and California state personal income tax by investing primarily in municipal securities. The fund normally invests at least 80% of its assets in securities whose interest is free from federal and California income taxes.
NEW YORK MUNICIPAL INCOME FUND seeks a high level of current income free from federal income tax and New York State and City personal income taxes by investing primarily in municipal securities. The fund normally invests at least 80% of its assets in securities whose interest is free from federal and New York State and City personal income taxes.
With respect to 75% of its total assets, each of the Equity Funds, High Yield, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, and Intermediate Municipal Income may not purchase a security if, as a result, more than 5% would be invested in the securities of any one
issuer and may not purchase more than 10% of the outstanding    voting
    securities of a single issuer. These limitations do not apply to U.S. Government securities or, for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, and Growth & Income, to securities of other investment companies.
Each fund may not invest more than 25% of its total assets in any one industry. This limitation does not apply to U.S. Government securities.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of each fund's total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of each class's assets are reflected in that class's share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services for certain of the funds. Each fund
also pays OTHER EXPENSES, which are explained on page    .
FMR may, from time to time, agree to reimburse a fund for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. Equity Income pays a monthly management fee at an annual rate of 0.50% of its average net assets. For each of TechnoQuant Growth, Mid Cap, Equity Growth, Large Cap, Growth & Income, Balanced, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, the fee is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets. For Growth Opportunities and Strategic Opportunities, the fee is calculated by taking a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well each fund has performed relative to the S&P 500.
The basic fee rate (calculated monthly) is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above 0.52% for TechnoQuant Growth, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, and Balanced or 0.37% for High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income, and it drops as total assets under management increase.
The performance adjustment rate is calculated monthly by comparing Growth Opportunities' and Strategic Opportunities' performance to that of the S&P 500 over the most recent 36-month period. The difference is translated into a dollar amount that is added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is (plus/minus) 0.20% of a fund's average net assets over the performance period.
For purposes of calculating the performance adjustment for each of Growth Opportunities and Strategic Opportunities, the fund's investment performance will be based on the average performance of all classes of the fund weighted according to their average assets for each month in the performance period.
The following table states the management fee rate for each fund for its most recent fiscal year end:

       GROUP                      INDIVIDUAL   TOTAL MANAGEMENT
      FEE RATE                     FUND FEE    FEE    RATE
                                     RATE

TECHNOQUANT GROWTH [A]                0.30%           0.30%              0.60%

MID CAP                               0.30%           0.30%              0.60%

EQUITY GROWTH                         0.30%           0.30%              0.61%

GROWTH OPPORTUNITIES [   B    ]       0.30%           0.30%              0.61%

STRATEGIC OPPORTUNITIES [   B    ]    0.30%           0.30%              0.48%

LARGE CAP                             0.30%           0.30%              0.60%

GROWTH & INCOME [A]                   0.30%           0.20%              0.50%

EQUITY INCOME                         N/A             N/A                0.50%

BALANCED                              0.30%           0.15%[   C    ]    0.50%

HIGH YIELD                            0.14%           0.45%              0.60%

STRATEGIC INCOME                      0.14%           0.45%              0.59%

MORTGAGE SECURITIES                   0.1   4    %    0.30%              0.4   4    %

GOVERNMENT INVESTMENT                 0.14%           0.30%              0.45%


INTERMEDIATE BOND                      0.14%    0.30%    0.45%

SHORT FIXED-INCOME                     0.14%    0.30%    0.45%

HIGH INCOME MUNICIPAL FUND             0.14%    0.25%    0.40%

MUNICIPAL BOND FUND                    0.14%    0.25%    0.40%

INTERMEDIATE MUNICIPAL INCOME          0.14%    0.25%    0.40%

SHORT-INTERMEDIATE MUNICIPAL INCOME    0.14%    0.25%    0.40%

CALIFORNIA MUNICIPAL INCOME[A]         0.14%    0.25%    0.40%

NEW YORK MUNICIPAL INCOME              0.14%    0.25%    0.40%

[A] ESTIMATED
[   B    ] THE BASIC FEE RATE FOR THE FISCAL YEAR ENDED 1996 WAS 0.61%
FOR GROWTH OPPORTUNITIES AND 0.61% FOR STRATEGIC OPPORTUNITIES.
[   C    ] EFFECTIVE AUGUST 1, 1996, FMR VOLUNTARILY AGREED TO REDUCE
THE FUND'S INDIVIDUAL FUND FEE RATE FROM 0.20% TO 0.15%. IF THIS REDUCTION WAS NOT IN EFFECT, THE TOTAL FEE WOULD HAVE BEEN
0.5   0    %.
FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR
Far East, FIJ   ,     and FIIA. FIIA in turn has a sub-advisory
agreement with FIIA(U.K.)L. These sub-advisers are compensated for providing FMR with investment research and advice on issuers based outside the United States. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA a fee equal to 30% of its management fee rate associated with investments for which the sub-adviser provided investment advice.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIA(U.K.)L a fee equal to 110% of the cost of providing these services.
For the fiscal year ended 1996, FMR, on behalf of each fund with sub-advisory agreements paid FMR U.K., FMR Far East, FIJ, and FIIA fees equal to less than 0.01%, of each fund's average net assets. OTHER EXPENSES
While the management fee is a significant component of each fund's annual operating costs, the funds have other expenses as well.
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the Institutional Class of the Equity Funds, High Yield, Strategic Income, Mortgage Securities, Government Investment, Intermediate Bond, and Short Fixed-Income (the Taxable Funds). Fidelity Service Company, Inc. (FSC) calculates the net asset value per share (NAV) and dividends for the Institutional Class of the Taxable Funds, and maintains the general accounting records and administers the securities lending program for the Taxable Funds.
For the fiscal year ended 1997, transfer agency fees (as a percentage of average net assets) for Institutional Class of Mortgage Securities
amounted to    0.21    %. Pricing and bookkeeping fees (as a
percentage of average net assets) for Mortgage Securities amounted to
   0.04    %. These amounts are before expense reductions, if any.
For the fiscal year ended 1996, transfer agency and pricing and bookkeeping fees (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.
      TRANSFER AGENCY    PRICING AND
      FEES        PAID   BOOKKEEPING
                         FEES PAID

MID CAP                     0.16%    0.05%

EQUITY GROWTH               0.14%    0.02%

GROWTH OPPORTUNITIES        0.14%    0.01%

STRATEGIC OPPORTUNITIES     0.16%    0.05%

LARGE CAP                   0.16%    0.22%

EQUITY INCOME               0.14%    0.04%

BALANCED                    0.15%    0.02%

HIGH YIELD                  0.16%    0.04%

STRATEGIC INCOME            0.17%    0.06%

GOVERNMENT INVESTMENT       0.16%    0.04%

INTERMEDIATE BOND           0.14%    0.04%

SHORT FIXED-INCOME          0.15%    0.04%

UMB is the transfer and service agent for High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate
Municipal Income, California Municipal Income   ,     and New York
Municipal Income (the Municipal Funds). UMB has entered into a sub-agreement with FIIOC. FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the Institutional Class of the Municipal Funds. UMB has also entered into a sub-agreement with FSC. FSC calculates the NAV and dividends for the Institutional Class of the Municipal Funds, and maintains the general accounting records for each fund. Under the terms of the sub-agreements, FIIOC and FSC receive all related fees paid to UMB by the Institutional Class.
For the fiscal year ended 1996, transfer agency and pricing and bookkeeping fees paid (as a percentage of average net assets) amounted to the following. These amounts are before expense reductions, if any.
                                      TRANSFER AGENCY    PRICING AND
                                      FEES PAID          BOOKKEEPING
                                                         FEES PAID

HIGH INCOME MUNICIPAL                  0.20%              0.04%

MUNICIPAL BOND                         0.31%              0.03%

INTERMEDIATE MUNICIPAL INCOME          0.17%              0.08%

SHORT-INTERMEDIATE MUNICIPAL INCOME    0.33%              0.20%

CALIFORNIA MUNICIPAL INCOME            0.13%              0.18%

NEW YORK MUNICIPAL INCOME              0.10%              0.10%

The Institutional Class of each fund has adopted a DISTRIBUTION AND SERVICE PLAN. Each plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of Institutional Class shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, Institutional Class shares. Currently, the Board of Trustees of each fund has authorized such payments.
Each fund also pays other expenses, such as legal, audit, and custodian fees; in some instances, proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
The portfolio turnover rate for TechnoQuant Growth is projected to exceed 200% for its first fiscal period ending November 30, 1997. The portfolio turnover rate for Growth & Income is not expected to exceed 200% for its first fiscal period ending November 30, 1997. These rates will vary from year to year.
The portfolio turnover rate for the fiscal year ended 1997 was
   149    % for Mortgage Securities.
The portfolio turnover rate for the fiscal year ended 1996 was 101% for Mid Cap, 76% for Equity Growth, 33% for Growth Opportunities, 151% for Strategic Opportunities, 59% for Large Cap, 78% for Equity Income, 223% for Balanced, 121% for High Yield, 119% for Strategic Income, 153% for Government Investment, 200% for Intermediate Bond, 124% for Short Fixed-Income, 49% for High Income Municipal, 35% for Municipal Bond, 35% for Intermediate Municipal Income, 62% for Short-Intermediate Municipal Income, 21% for California Municipal Income, and 17% for New York Municipal Income.
Portfolio turnover rates        vary from year to year. High turnover
rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
YOUR ACCOUNT


TYPES OF ACCOUNTS
When you invest through an investment professional, your investment professional, including a broker-dealer or financial institution, may charge you a transaction fee with respect to the purchase and sale of fund shares. Read your investment professional's program materials in conjunction with this prospectus for additional service features or fees that may apply. Certain features of the funds, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are
listed    at right    .
The account guidelines that follow may not apply to certain funds or to certain retirement accounts. For instance, municipal funds are not available for purchase in retirement accounts. If you are investing through a retirement account or if your employer offers a fund through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or your investment professional directly, as appropriate.
WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT (THE FOLLOWING OPTIONS ARE AVAILABLE ONLY FOR TAXABLE
FUNDS)
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 1/2 (checkmark)(solid club) with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) 401(K) PLANS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
(solid bullet) MONEY PURCHASE/PROFIT SHARING PLANS (KEOGH PLANS) are tax-deferred pension accounts designated for employees of unincorporated businesses or for persons who are self-employed.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) SIMPLE IRAS provide small business owners and those with self-employed income (and their eligible employees) with many of the advantages of a 401(k) plan, but with fewer administrative requirements.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act
(UGMA) or the Uniform Transfers to Minors Act (UTMA). Contact your investment professional.
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened. BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR
OTHER GROUPS
Contact your investment professional.
HOW TO BUY SHARES
   THE PRICE TO BUY ONE SHARE of Institutional Class is the class's net asset value per share (NAV). Institutional Class's shares are sold without a sales charge.
   Your s    hares    will be     purchased at the next NAV calculated
after your order is received and accepted.    Institutional Class's
    NAV is normally calculated    each business day     at 4:00 p.m.
Eastern time.
It is the responsibility of your investment professional to transmit your order to buy shares to Fidelity before the close of business on the day you place your order.
Fidelity must receive payment within three business days after an order for shares is placed; otherwise your purchase order may be canceled and you could be held liable for resulting fees and/or losses.
Share certificates are not available for Institutional Class shares. IF YOU ARE NEW TO THE FIDELITY ADVISOR FUNDS, complete and sign an account application and mail it along with your check. You may also
open your account by wire as described on page    .     If there is no
account application accompanying this prospectus, call
   1-800-843-3001 or your invest    ment professional.
If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your investment professional for more information and a retirement account application.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY ADVISOR FUND, you
can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Place an order and wire money into your account, (small solid bullet) Open your account by exchanging from the same class of another Fidelity Advisor fund or from another Fidelity fund, or
(small solid bullet) Contact your investment professional.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $2,500
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts
$500
Through regular investment plans*  $1,000
TO ADD TO AN ACCOUNT $250
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts
$100
Through regular investment plans* $100
MINIMUM BALANCE $1,000
For Fidelity Advisor IRA, Rollover IRA, SEP-IRA and Keogh accounts
None
*AN ACCOUNT MAY BE OPENED WITH A MINIMUM OF $1,000, PROVIDED THAT A REGULAR INVESTMENT PLAN IS ESTABLISHED AT THE TIME THE ACCOUNT IS OPENED. FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE .
There is no minimum account balance or initial or subsequent investment minimum for certain retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.
For further information on opening an account, please consult your investment professional or refer to the account application.



             TO OPEN AN ACCOUNT                           TO ADD TO AN ACCOUNT

PHONE        (small solid bullet) Exchange from the same
             class of another Fidelity Advisor fund or    (small solid bullet) Exchange from the same class of another
                                                          Fidelity Advisor fund or
1-800-843-3001
OR YOUR      from another Fidelity fund account with the
             same registration,                           from another Fidelity fund account with the same registration,
INVESTMENT
PROFESSIONAL including name, address, and taxpayer ID
             number.                                      including name, address, and taxpayer ID number.







Mail
(mail_graphic) (small solid bullet) Complete and sign the
               account application. Make your check       (small solid bullet) Make your check payable to the complete name of the fund of your
               payable to the complete name of the fund
               of your choice and note                    choice and note the applicable class. Indicate your fund account the applicable class. Mail to the address
               indicated on the                           number on your check and mail to the address printed on your
               application.                               account statement.
                                                          (small solid bullet) Exchange by mail: call 1-800-843-3001 or your investment professional
                                                          for instructions.

In Person
(hand_graphic) (small solid bullet) Bring your account
               application and check to your investment  (small solid bullet) Bring your check to your investment professional.
               professional.





Wire
(wire_graphic) (small solid bullet) Call 1-800-843-3001
               to set up your account and to arrange a
               wire                                       (small solid bullet) Not available for retirement accounts.
               transaction. Not available for retirement
               accounts.                                  (small solid bullet) Wire to:
               (small solid bullet) Wire to:              Banker's Trust Co.
               Banker's Trust Co.                         Routing # 021001033
               Routing # 021001033                        Fidelity DART Depository
               Fidelity DART Depository                   Account # 00159759
               Account #00159759                          FBO: (account name)
               FBO: (account name)                        (account number)
               (account number)
                                                          Specify the complete name of the fund of your choice, note the
               Specify the complete name of the fund of
               your choice, note the                      applicable class and include your account number and your name.
               applicable class and include your new
               account number and your
               name.





Automatically
(automatic_
graphic)       (small solid bullet) Not available.        (small solid bullet) Use Fidelity Advisor Systematic Investment
                                                          Program. Sign up for this
                                                          service when opening your account, or call your investment professional to begin the program.


HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares.
   THE PRICE TO SELL ONE SHARE of Institutional Class is the class's
NAV.
   Your shares will be sold at the next NAV calculated after your order is received and accepted. Instistutional Class's NAV is normally calculated each business day at 4:00 p.m. Eastern time.
It is the responsibility of your investment professional to transmit your order to sell shares to Fidelity before the close of business on the day you place your order.
TO SELL SHARES IN A NON-RETIREMENT ACCOUNT, you may use any of the methods described on these two pages.
TO SELL SHARES IN A FIDELITY ADVISOR RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to shares of the same class of another Fidelity Advisor fund or shares of other Fidelity funds, which can be requested by phone or in writing.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $1,000 worth of shares in the account to keep it open (account minimum
balances do not apply to retirement    and Fidelity Defined Trust
    accounts).
TO SELL SHARES BY BANK WIRE, you will need to sign up for this service in advance.
CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
(small solid bullet) You wish to redeem more than $100,000 worth of shares,
(small solid bullet) Your account registration has changed within the last 30 days,
(small solid bullet) The check is being mailed to a different address than the one on your account (record address),
(small solid bullet) The check is being made payable to someone other than the account owner,
(small solid bullet) The redemption proceeds are being transferred to a Fidelity Advisor account with a different registration,
(small solid bullet) You wish to set up the bank wire feature, or (small solid bullet) You wish to have redemption proceeds wired to a non-predesignated bank account.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. SELLING SHARES IN WRITING
Write a "letter of instruction" with:
(small solid bullet) Your name,
(small solid bullet) The fund's name,
(small solid bullet) The applicable class name,
(small solid bullet) Your fund account number,
(small solid bullet) The dollar amount or number of shares to be redeemed, and
(small solid bullet) Any other applicable requirements listed in the table on page .
Deliver your letter to your investment professional, or mail it to the following address:
Fidelity Investments
P.O. Box 770002
Cincinnati, OH        45277-0081
Unless otherwise instructed, Fidelity will send a check to the record address.
      ACCOUNT TYPE   SPECIAL REQUIREMENTS




PHONE          All account types except retirement (small solid bullet) Maximum check request: $100,000.
1-800-843-3001
OR YOUR        All account types                   (small solid bullet) You may exchange to the same class of other Fidelity
                                                   Advisor funds
INVESTMENT
PROFESSIONAL                                       or to other Fidelity funds if both accounts are registered with the same name(s), address, and taxpayer ID number.

Mail or in
Person
(mail_graphic)
(hand_graphic) Individual, Joint Tenant, Sole
               Proprietorship, UGMA, UTMA          (small solid bullet) The letter of instruction must be signed by all persons required to
                                                   sign for transactions, exactly as their names appear on the account.
               Retirement account                  (small solid bullet) The account owner should complete a retirement distribution form. Call
                                                   1-800-843-3001 or your investment professional to request one.

               Trust                               (small solid bullet) The trustee must sign the letter indicating capacity as trustee. If the
                                                   trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

               Business or Organization            (small solid bullet) At least one person authorized by corporate resolution to act on
                                                   the account must sign the letter.

               Executor, Administrator,
               Conservator/Guardian                (small solid bullet) Call 1-800-843-3001 or your investment professional for
                                                   instructions.

Wire
(wire_graphic) All account types except retirement (small solid bullet) You must sign up for the wire feature before using it. To verify that
                                                   it is in place, call 1-800-843-3001. Minimum wire: $500.
                                                   (small solid bullet) Your wire redemption request must be received and accepted by the
                                                   transfer agent before 4:00 p.m. Eastern time for money to be wired on the next business day.


INVESTOR SERVICES
Fidelity Advisor funds provide a variety of services to help you manage your account.
INFORMATION SERVICES
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements after certain
transactions
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed, even if you have more than one account in the fund. Call your investment professional if you need additional copies of financial reports and prospectuses.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your Institutional Class shares and buy Institutional Class shares of other Fidelity Advisor funds or shares of other Fidelity funds, by telephone or in writing.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or
revoked, see "Exchange Restrictions," page        .
FIDELITY ADVISOR SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account. Accounts with a value of $10,000 or more in Institutional Class shares are eligible for this program.
One easy way to pursue your financial goals is to invest money regularly. Fidelity Advisor funds offer convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your investment professional for more information.
REGULAR INVESTMENT PLANS

FIDELITY ADVISOR SYSTEMATIC INVESTMENT PROGRAM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY ADVISOR FUND



MINIMUM    MINIMUM      FREQUENCY           SETTING UP OR CHANGING
INITIAL    ADDITIONAL

$1,000     $100         Monthly, bimonthly,
                        quarterly,          (small solid bullet) For a new account, complete the appropriate section on the application.
                        or semi-annually    (small solid bullet) For existing accounts, call your investment professional for an application.
                                            (small solid bullet) To change the amount or frequency of your investment, contact your investment professional directly or, call
                                            1-800-843-3001. Call at least 10 business days prior to your next scheduled investment date.


SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Each fund pays capital gains, if any, in December and may pay additional capital gains after the close of its fiscal year. Normally, dividends for Growth & Income, Equity Income, and Balanced are distributed in March, June, September and December; dividends for TechnoQuant Growth, Mid Cap, Equity Growth,
and Large Cap are distributed in December    and January    ;
   dividends for Growth Opportunities are distributed in December; dividends for Strategic Opportunities are distributed in December and
February;     dividends for Strategic Income, High Yield, Mortgage
Securities, Government Investment, Intermediate Bond, Short Fixed-Income, High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal Income, and New York Municipal Income are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want to receive your distributions. The funds offer four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the same class of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) PROGRAM. Your dividend distributions will be automatically invested in the same class of shares of another identically registered Fidelity Advisor fund. You will be sent a check for your capital gain distributions or your capital gain distributions will be automatically reinvested in additional shares of the same class of the fund.
If you select distribution option 2, 3, or 4 and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, those checks will be reinvested in your account at the current NAV and your election may be converted to the Reinvestment Option. To change your distribution option, call your investment professional directly or call 1-800-843-3001.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash.
When each of the Equity Funds deducts a distribution from its NAV, the reinvestment price is the applicable class's NAV at the close of business that day. Dividends from the Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will be reinvested at the applicable class's NAV on the last day of the month. Capital gain distributions from Bond Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will be reinvested at the NAV as of the date the applicable fund deducts the distributions from its
NAV.    The mailing of distribution     checks will be   gin
within seven days, or longer for a December ex-dividend date.
TAXES
As with any investment, you should consider how an investment in the funds could affect you. Below are some of the funds' tax implications. If your account is not a tax-deferred retirement account, be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Interest income that the Municipal Funds earn is distributed to shareholders as income dividends. Interest that is federally tax-free remains tax-free when it is distributed. Distributions from each fund (except the Municipal Funds), however, are subject to federal income tax. Each fund (except California Municipal Income and New York Municipal Income) may also be subject to state or local taxes. If you live outside the United States, your distributions from these funds could also be taxed by the country in which you reside.
For federal tax purposes, income and short-term capital gain   s from
the Taxable Funds are distributed as dividends and     taxed as
   ordinary income;     capital gain distributions    are taxed as
long-term capital gains.
   However, for shareholders of the Municipal Funds, gain on the sale of tax-free bonds results in taxable distributions. Short-term capital gains and a portion of the gain on bonds purchased at a discount are
distributed as dividends and     taxed as    ordinary income;
capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. Ginnie Mae securities and other mortgage-backed securities are notable exceptions in most states. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
Distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
   Every January, Fidelity will send you and the IRS a statement
showing the tax     characterization of    distributions paid to you
in the previous year.
The interest from some municipal securities is subject to the federal alternative minimum tax. Each of the Municipal Funds may invest up to 100% of its assets in these securities. Individuals who are subject to the tax must report this interest on their tax returns.
A portion of the dividends from each of the Municipal Funds may be free from state or local taxes. Income from investments in your state are often tax-free to you. Each year, Fidelity will send you a breakdown of each of these funds' income from each state to help you calculate your taxes.
To the extent that California Municipal Income's income dividends are derived from interest on California state tax-free investments, they will be free from California state personal income tax. Distributions derived from obligations that are not California state tax-free obligations, as well as distributions from short or long-term capital gains, are subject to California State personal income tax. Corporate taxpayers should note that the fund's income dividends and other distributions are not exempt from California state franchise or
corporate income taxes.    Interest on indebtedness incurred to
purchase, or continued to carry, shares of California Municipal Income generally will not be deductible for California State income tax purposes.
To the extent that New York Municipal Income's income dividends are derived from state-tax free investments, they will be free from New
York State and City personal income taxes.    Corporate taxpayers
should note that New York Municipal Income's income dividends and other distributions are not exempt from New York State and City franchise or corporate income taxes. In addition, interest or indebtedness incurred to purchase, or continued to carry, shares of New York Municipal Income generally will not be deductible for New York State personal income tax purposes.
During the fiscal year ended 1996, 100% of the income dividends from High Income Municipal, Municipal Bond, Intermediate Municipal Income, Short-Intermediate Municipal Income, California Municipal
Income   ,     and New York Municipal Income was free from federal
income tax. During the fiscal year ended 1996, 100% of California Municipal Income's income dividends was free from California taxes, and 100% of New York Municipal Income's income dividends was free from New York taxes. During the fiscal year ended 1996, 26.36% of High Income Municipal's, 0.79% of Municipal Bond's, 7.58% of Intermediate Municipal Income's, 18.99% of Short-Intermediate Municipal Income's, 5.5% of California Municipal Income's, and 0.09% of New York Municipal
Income   's     income dividends were subject to the federal
alternative minimum tax.
TAXES ON TRANSACTIONS. Your redemptions   -    including
exchanges   -    are subject to capital gains tax. A capital gain or
loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price.
You will also receive a consolidated transaction statement at least quarterly. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. BE SURE TO KEEP YOUR REGULAR ACCOUNT STATEMENTS; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a class has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. For funds that can invest in foreign securities, if a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, a fund may adjust its dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a
fund and its investments   ,     and these taxes generally will reduce
a fund's distributions. However,    if you meet certain holding period
requirements with respect to your fund shares,     an offsetting tax
credit may be available to you. If    you do not meet such holding
period requirements, you may still be entitled to a deduction for
certain foreign taxes. In either case,     your tax statement will
show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments.
TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open.    FSC normally calculates Institutional Class's
NAV as of the close of business of the NYSE, normally 4:00 p.m.
Eastern time.
 A CLASS'S NAV is the value of a single share. The NAV of each class is computed by adding that class's pro rata share of the value of the applicable fund's investments, cash, and other assets, subtracting that class's pro rata share of the value of the applicable fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.
Each fund's assets are valued primarily on the basis of market quotations or on the basis of information furnished by a pricing service. Short-term securities with remaining maturities of sixty days or less for which quotations and information furnished by a pricing service are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations and information furnished by a pricing service are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions. Additional documentation may be required from corporations, associations, and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See
"Exchange Restrictions" on page        . Purchase orders may be
refused if, in FMR's opinion, they would disrupt management of a fund. WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or Fidelity has incurred.
(small solid bullet) Automated Purchase Orders: For shares    of the
Bond Funds, the Intermediate-Term Bond Funds, and Short-Term Bond
Funds, you     begin to earn dividends as of the day your funds are
received.
(small solid bullet) Other Purchases: For shares of    the Bond Funds,
the Intermediate-Term Bond Funds, and Short-Term Bond Funds,     you
begin to earn dividends as of the first business day following the day your funds are received.
AUTOMATED PURCHASE ORDERS. Institutional Class shares can be purchased or sold through investment professionals utilizing an automated order placement and settlement system that guarantees payment for orders on a specified date.
CONFIRMED PURCHASES. Certain financial institutions that meet FDC's creditworthiness criteria may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than close of business on the next business day. If payment is not received by the next business day, the order will be canceled and the financial institution will be liable for any losses.
TO AVOID THE COLLECTION PERIOD associated with check purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or automatic investment plans. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you. (small solid bullet) Shares of the Bonds Funds, the Intermediate-Term Bond Funds, and the Short-Term Bond Funds will earn dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC. FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500, subject to an annual maximum charge of $60.00 per shareholder. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using a systematic investment program, certain (Network Level I and III) accounts which are maintained through National Securities Clearing Corporation (NSCC), or if total assets in Fidelity mutual funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts (excluding contractual plans) maintained (i) by FIIOC and
(ii) through NSCC; provided those accounts are registered under the same primary social security number.
IF YOUR NON-RETIREMENT ACCOUNT BALANCE FALLS BELOW $1,000 you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC will, at its expense, provide promotional incentives such as sales contests and luxury trips to investment professionals who support the sale of shares of the funds. In some instances, these incentives will be offered only to certain types of investment professionals, such as bank-affiliated or non-bank affiliated broker-dealers, or to investment professionals whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging your Institutional Class shares for Institutional Class shares of other Fidelity Advisor funds or for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund or class you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
(small solid bullet) Before exchanging into a fund or class, read its prospectus.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you may have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge. (small solid bullet) Exchanges may have tax consequences for you. (small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify these exchange privileges in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose fees of up to 1.00% on purchases, administrative fees of up to $7.50,
and    t    r   ading     fees of up to 1.50% on exchanges. Check each
fund's prospectus for details.
No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the funds or FDC. This Prospectus and the related SAI do not constitute an offer by the funds or by FDC to sell or to buy shares of the funds to any person to whom it is unlawful to make such offer.
APPENDIX A
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
AAA - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds that are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories. AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
APPENDIX B
E   Q    UITY GROWTH    -     INSTITUTIONAL CLASS






Calendar year total returns+      1987     1988     1989     1990     1991     1992     1993     1994     1995     1996

EQUITY GROWTH    -
    INSTITUTIONAL CLASS           -0.57%   15.57%   44.84%   6.93%    64.71%   10.14%   15.71%   -0.04%   40.12%   16.89%

Lipper Growth Funds AverageA      3.08%    14.79%   26.91%   -4.49%   36.70%   8.08%    10.63%   -2.17%   30.79%   19.24%

S&P 500                           5.10%    16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer Price Index              4.43%    4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: -0.5700000000000001
ROW: 2, COL: 1, VALUE: 15.57
ROW: 3, COL: 1, VALUE: 44.84
ROW: 4, COL: 1, VALUE: 6.930000000000001
ROW: 5, COL: 1, VALUE: 64.71000000000001
ROW: 6, COL: 1, VALUE: 10.14
ROW: 7, COL: 1, VALUE: 15.71
ROW: 8, COL: 1, VALUE: -0.04000000000000001
ROW: 9, COL: 1, VALUE: 40.12000000000001
ROW: 10, COL: 1, VALUE: 16.89
(LARGE SOLID BOX) EQUITY GROWTH    -     INSTITUTIONAL
CLASS
G   R    OWTH OPPORTUNITIES    -     INSTITUTIONAL CLASS






Calendar year total returns+           1988     1989     1990     1991     1992     1993     1994     1995     1996

GROWTH OPPORTUNITIES    -              33.28%   24.14%   -1.65%   42.68%   15.03%   22.17%   2.86%    33.58%   18.30%
INSTITUTIONAL CLASS

Lipper Growth Funds AverageA           14.79%   26.91%   -4.49%   36.70%   8.08%    10.63%   -2.17%   30.79%   19.24%

S&P 500                                16.61%   31.69%   -3.10%   30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer Price Index                   4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 33.28
ROW: 3, COL: 1, VALUE: 24.14
ROW: 4, COL: 1, VALUE: -1.65
ROW: 5, COL: 1, VALUE: 42.68
ROW: 6, COL: 1, VALUE: 15.03
ROW: 7, COL: 1, VALUE: 22.17
ROW: 8, COL: 1, VALUE: 2.86
ROW: 9, COL: 1, VALUE: 33.58
ROW: 10, COL: 1, VALUE: 18.3
(LARGE SOLID BOX) GROWTH OPPORTUNITIES    -
INSTITUTIONAL CLASS
ST   R    ATEGIC OPPORTUNITIES    -     INSTITUTIONAL CLASS








Calendar year total returns+ 1987     1988     1989   1990   1991   1992   1993   1994   1995   1996

STRATEGIC OPPORTUNITIES    - -5.72%   22.71%   32.98% -6.59% 23.69% 13.47% 21.07% -6.35% 37.42% 1.99%
INSTITUTIONAL CLASS

Lipper Capital Appreciation
FundsB                       -0.03%   14.09%   26.60% -8.24% 39.91% 8.78%  15.68% -3.38% 30.34% 16.31%

S&P 500                      5.10%    16.61%   31.69% -3.10% 30.47% 7.62%  10.08% 1.32%  37.58% 22.96%

Consumer Price Index         4.43%    4.42%    4.65%  6.11%  3.06%  2.90%  2.75%  2.67%  2.54%  3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: -6.33
ROW: 2, COL: 1, VALUE: 22.25
ROW: 3, COL: 1, VALUE: 32.6
ROW: 4, COL: 1, VALUE: -7.17
ROW: 5, COL: 1, VALUE: 23.08
ROW: 6, COL: 1, VALUE: 12.87
ROW: 7, COL: 1, VALUE: 20.44
ROW: 8, COL: 1, VALUE: -7.17
ROW: 9, COL: 1, VALUE: 37.42
ROW: 10, COL: 1, VALUE: 1.99
(LARGE SOLID BOX) STRATEGIC OPPORTUNITIES    -
INSTITUTIONAL CLASS
EQU   I    TY INCOME    -     INSTITUTIONAL CLASS








Calendar year total returns+     1987     1988     1989     1990      1991     1992     1993     1994     1995     1996

EQUITY INCOME    -
INSTITUTIONAL CLASS              -2.24%   23.23%   18.43%   -14.28%   29.81%   14.94%   18.80%   7.50%    33.49%   15.26%

Lipper Equity Income Funds
AverageC                         -2.18%   16.74%   22.18%   -6.78%    26.86%   9.77%    13.66%   -2.54%   30.17%   18.85%

S&P 500                          5.10%    16.61%   31.69%   -3.10%    30.47%   7.62%    10.08%   1.32%    37.58%   22.96%

Consumer Price Index             4.43%    4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: -2.24
ROW: 2, COL: 1, VALUE: 23.23
ROW: 3, COL: 1, VALUE: 18.43
ROW: 4, COL: 1, VALUE: -14.28
ROW: 5, COL: 1, VALUE: 29.81
ROW: 6, COL: 1, VALUE: 14.94
ROW: 7, COL: 1, VALUE: 18.8
ROW: 8, COL: 1, VALUE: 7.5
ROW: 9, COL: 1, VALUE: 33.49
ROW: 10, COL: 1, VALUE: 15.26
(LARGE SOLID BOX) EQUITY INCOME -
INSTITUTIONAL CLASS
BA   L    ANCED    -     INSTITUTIONAL CLASS






Calendar year total returns+              1988     1989     1990     1991     1992    1993     1994     1995     1996

BALANCED    -     INSTITUTIONAL CLASS     20.89%   24.60%   -2.94%   34.48%   9.20%   19.66%   -5.09%   15.00%   8.68%

Lipper Balanced Funds AverageD            12.34%   19.57%   -0.57%   26.69%   7.07%   10.91%   -2.50%   25.16%   13.76%

S&P 500                                   16.61%   31.69%   -3.10%   30.47%   7.62%   10.08%   1.32%    37.58%   22.96%

Consumer Price Index                      4.42%    4.65%    6.11%    3.06%    2.90%   2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 20.89
ROW: 3, COL: 1, VALUE: 24.6
ROW: 4, COL: 1, VALUE: -2.94
ROW: 5, COL: 1, VALUE: 34.58
ROW: 6, COL: 1, VALUE: 9.199999999999999
ROW: 7, COL: 1, VALUE: 19.66
ROW: 8, COL: 1, VALUE: -5.09
ROW: 9, COL: 1, VALUE: 15.0
ROW: 10, COL: 1, VALUE: 8.68
(LARGE SOLID BOX) BALANCED    -     INSTITUTIONAL CLASS
HIGH YIELD    -     INSTITUTIONAL CLASS






Calendar year total returns+              1988     1989     1990      1991     1992     1993     1994     1995     1996

HIGH YIELD - INSTITUTIONAL CLASS          17.24%   3.64%    7.30%     34.94%   23.09%   20.45%   -1.49%   18.69%   13.24%

Lipper High Current Yield Funds AverageE  12.89%   -0.58%   -10.13%   36.91%   17.51%   18.95%   -3.85%   16.43%   13.67%

Merrill Lynch High Yield Master Index     13.47%   4.23%    -4.35%    34.58%   18.16%   17.18%   -1.17%   19.91%   11.06%

Consumer Price Index                      4.42%    4.65%    6.11%     3.06%    2.90%    2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 17.24
ROW: 3, COL: 1, VALUE: 3.64
ROW: 4, COL: 1, VALUE: 7.3
ROW: 5, COL: 1, VALUE: 34.94
ROW: 6, COL: 1, VALUE: 23.09
ROW: 7, COL: 1, VALUE: 20.45
ROW: 8, COL: 1, VALUE: -1.49
ROW: 9, COL: 1, VALUE: 18.69
ROW: 10, COL: 1, VALUE: 13.24
(LARGE SOLID BOX) HIGH YIELD - INSTITUTIONAL CLASS
STRATEGIC INCOME    -     INSTITUTIONAL CLASS






Calendar year total returns+                                                                1995     1996

STRATEGIC INCOME - INSTITUTIONAL CLASS                                                      22.41%   13.04%

Lipper Multi-Sector Income Funds AverageF                                                   16.92%   11.74%

Merrill Lynch High Yield Master Index                                                       19.91%   11.06%

Consumer Price Index                                                                        2.54%    3.32%


MOR   T    GAGE SECURITIES    -     INSTITUTIONAL CLASS








Calendar year total returns+    1987    1988    1989     1990     1991     1992    1993    1994     1995     1996

MORTGAGE SECURITIES    -
    INSTITUTIONAL CLASS         2.70%   6.72%   13.64%   10.36%   13.61%   5.45%   6.71%   1.94%    17.02%   5.   4    3%

Lipper U.S. Mortgage Funds
AverageG                        2.53%   7.47%   12.71%   9.52%    15.00%   6.38%   7.58%   -4.83%   16.29%   3.07%

Salomon Brothers Mortgage Index 4.06%   8.81%   15.16%   10.90%   15.64%   7.37%   7.04%   -1.43%   16.77%   5.   3    7%

Consumer Price Index            4.43%   4.42%   4.65%    6.11%    3.06%    2.90%   2.75%   2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.7
ROW: 2, COL: 1, VALUE: 6.72
ROW: 3, COL: 1, VALUE: 13.64
ROW: 4, COL: 1, VALUE: 10.36
ROW: 5, COL: 1, VALUE: 13.61
ROW: 6, COL: 1, VALUE: 5.45
ROW: 7, COL: 1, VALUE: 6.71
ROW: 8, COL: 1, VALUE: 1.94
ROW: 9, COL: 1, VALUE: 17.02
ROW: 10, COL: 1, VALUE: 5.930000000000001
(LARGE SOLID BOX) MORTGAGE SECURITIES -
INSTITUTIONAL CLASS
GO   V    ERNMENT INVESTMENT    -     INSTITUTIONAL CLASS






Calendar year total returns+                   1988    1989     1990    1991     1992    1993     1994     1995     1996

GOVERNMENT INVESTMENT - INSTITUTIONAL CLASS    6.57%   11.75%   8.37%   13.45%   6.48%   9.36%    -3.85%   17.70%   2.33%

Lipper General U.S. Government Funds           6.67%   12.46%   8.22%   14.44%   6.41%   9.42%    -4.64%   17.34%   1.72%
AverageH

Salomon Brothers Treasury/Agency Index         7.10%   14.24%   8.78%   15.33%   7.24%   10.74%   -3.40%   18.39%   2.76%

Consumer Price Index                           4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 6.57
ROW: 3, COL: 1, VALUE: 11.75
ROW: 4, COL: 1, VALUE: 8.370000000000001
ROW: 5, COL: 1, VALUE: 13.45
ROW: 6, COL: 1, VALUE: 6.48
ROW: 7, COL: 1, VALUE: 9.360000000000001
ROW: 8, COL: 1, VALUE: -3.85
ROW: 9, COL: 1, VALUE: 17.7
ROW: 10, COL: 1, VALUE: 2.33
(LARGE SOLID BOX) GOVERNMENT INVESTMENT -
INSTITUTIONAL CLASS
   I    NTERMEDIATE BOND    -     INSTITUTIONAL CLASS






Calendar year total returns+           1987    1988    1989     1990    1991     1992    1993     1994     1995     1996

INTERMEDIATE BOND - INSTITUTIONAL
CLASS                                  2.32%   7.84%   12.11%   7.91%   15.16%   7.32%   12.08%   -2.06%   12.50%   3.70%

Lipper Intermediate Investment Grade   2.13%   7.06%   11.67%   7.22%   15.63%   6.88%   9.52%    -3.25%   16.62%   3.12%
Debt Funds AverageI

Lehman Brothers Intermediate           3.66%   6.67%   12.77%   9.16%   14.62%   7.17%   8.79%    -1.93%   15.33%   4.05%
Government/Corporate Bond Index

Consumer Price Index                   4.43%   4.42%   4.65%    6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.32
ROW: 2, COL: 1, VALUE: 7.84
ROW: 3, COL: 1, VALUE: 12.11
ROW: 4, COL: 1, VALUE: 7.91
ROW: 5, COL: 1, VALUE: 15.16
ROW: 6, COL: 1, VALUE: 7.319999999999999
ROW: 7, COL: 1, VALUE: 12.08
ROW: 8, COL: 1, VALUE: -2.06
ROW: 9, COL: 1, VALUE: 12.5
ROW: 10, COL: 1, VALUE: 3.7
(LARGE SOLID BOX) INTERMEDIATE BOND -
INSTITUTIONAL CLASS
   S    HORT FIXED-INCOME    -     INSTITUTIONAL CLASS






Calendar year total returns+                  1988    1989     1990    1991     1992    1993    1994     1995     1996

SHORT FIXED-INCOME - INSTITUTIONAL
CLASS                                          6.19%   10.31%   5.87%   13.37%   7.61%   9.49%   -3.37%   9.90%    4.69%

Lipper Short Investment Grade Bond             6.86%   10.22%   7.87%   12.88%   5.97%   6.45%   -0.44%   10.84%   4.64%
Funds AverageJ

Lehman Brothers 1-3 Year                       6.34%   10.97%   9.69%   11.83%   6.35%   5.55%   0.55%    10.96%   5.14%
Government/Corporate Bond Index

Consumer Price Index                           4.42%   4.65%    6.11%   3.06%    2.90%   2.75%   2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 6.19
ROW: 3, COL: 1, VALUE: 10.31
ROW: 4, COL: 1, VALUE: 5.87
ROW: 5, COL: 1, VALUE: 13.37
ROW: 6, COL: 1, VALUE: 7.609999999999999
ROW: 7, COL: 1, VALUE: 9.49
ROW: 8, COL: 1, VALUE: -3.37
ROW: 9, COL: 1, VALUE: 9.9
ROW: 10, COL: 1, VALUE: 4.69
(LARGE SOLID BOX) SHORT FIXED-INCOME -
INSTITUTIONAL CLASS
H   I    GH INCOME MUNICIPAL    -     INSTITUTIONAL CLASS






Calendar year total returns+              1988     1989     1990     1991     1992     1993     1994     1995     1996

HIGH INCOME MUNICIPAL -                   11.80%   13.09%   10.29%   12.18%   11.11%   13.79%   -8.05%   16.84%   3.09%
INSTITUTIONAL CLASS

Lipper High Yield Municipal Bond          11.28%   10.11%   5.13%    11.52%   8.51%    11.41%   -4.67%   15.98%   4.17%
Funds AverageK

Consumer Price Index                      4.42%    4.65%    6.11%    3.06%    2.90%    2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: 11.8
ROW: 3, COL: 1, VALUE: 13.09
ROW: 4, COL: 1, VALUE: 10.29
ROW: 5, COL: 1, VALUE: 12.18
ROW: 6, COL: 1, VALUE: 11.11
ROW: 7, COL: 1, VALUE: 13.79
ROW: 8, COL: 1, VALUE: -8.050000000000001
ROW: 9, COL: 1, VALUE: 16.84
ROW: 10, COL: 1, VALUE: 3.09
(LARGE SOLID BOX) HIGH INCOME MUNICIPAL -
INSTITUTIONAL CLASS
M   U    NICIPAL BOND- INSTITUTIONAL CLASS






Calendar year total returns+          1987     1988     1989    1990    1991     1992    1993     1994     1995     1996

MUNICIPAL BOND - INSTITUTIONAL CLASS  -1.56%   12.30%   9.56%   6.91%   11.91%   8.93%   13.17%   -8.49%   18.15%   4.02%

Lipper General Municipal Debt Funds   0.94     11.53%   9.65%   6.05%   12.09%   8.79%   12.47%   -6.50%   16.84%   3.30%
AverageL

Consumer Price Index                  4.43%    4.42%    4.65%   6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: -1.56
ROW: 2, COL: 1, VALUE: 12.3
ROW: 3, COL: 1, VALUE: 9.560000000000001
ROW: 4, COL: 1, VALUE: 6.91
ROW: 5, COL: 1, VALUE: 11.91
ROW: 6, COL: 1, VALUE: 8.93
ROW: 7, COL: 1, VALUE: 13.17
ROW: 8, COL: 1, VALUE: -8.49
ROW: 9, COL: 1, VALUE: 18.15
ROW: 10, COL: 1, VALUE: -4.02
(LARGE SOLID BOX) MUNICIPAL BOND- INSTITUTIONAL
CLASS
   I    NTERMEDIATE MUNICIPAL INCOME    -     INSTITUTIONAL CLASS






Calendar year total returns+         1987    1988    1989    1990    1991     1992    1993     1994     1995     1996

INTERMEDIATE MUNICIPAL INCOME -      2.33%   7.38%   7.79%   6.37%   9.64%    7.28%   9.94%    -5.43%   14.37%   4.15%
INSTITUTIONAL CLASS

Lipper Intermediate Municipal Debt   1.32%   7.57%   8.26%   6.59%   10.52%   7.80%   10.18%   -3.51%   12.89%   3.70%
Funds AverageM

Consumer Price Index                 4.43%   4.42%   4.65%   6.11%   3.06%    2.90%   2.75%    2.67%    2.54%    3.32%



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 2.33
ROW: 2, COL: 1, VALUE: 7.38
ROW: 3, COL: 1, VALUE: 7.79
ROW: 4, COL: 1, VALUE: 6.37
ROW: 5, COL: 1, VALUE: 9.639999999999999
ROW: 6, COL: 1, VALUE: 7.28
ROW: 7, COL: 1, VALUE: 9.94
ROW: 8, COL: 1, VALUE: -5.430000000000001
ROW: 9, COL: 1, VALUE: 14.37
ROW: 10, COL: 1, VALUE: 4.15
(LARGE SOLID BOX) INTERMEDIATE MUNICIPAL
INCOME - INSTITUTIONAL CLASS
   S    HORT-INTERMEDIATE MUNICIPAL INCOME    -     INSTITUTIONAL
CLASS






Calendar year total returns+                                                                   1995    1996

SHORT-INTERMEDIATE MUNICIPAL INCOME -                                                          8.75%   3.67%
INSTITUTIONAL CLASS

Lipper Short- Intermediate Municipal                                                           7.43%   3.53%
Debt Funds AverageN

Consumer Price Index                                                                           2.54%   3.32%


   N    EW YORK MUNICIPAL INCOME    -     INSTITUTIONAL CLASS






Calendar year total returns+                                                                  1996

NEW YORK MUNICIPAL INCOME -                                                                   3.81%
INSTITUTIONAL CLASS

Lipper New York Municipal Debt Funds                                                          3.15%
AverageP

Consumer Price Index                                                                          3.32%


   +INITIAL OFFERING OF INSTITUTIONAL CLASS OF GROWTH OPPORTUNITIES, BALANCED, HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, SHORT FIXED-INCOME, HIGH INCOME MUNICIPAL, AND SHORT-INTERMEDIATE MUNICIPAL INCOME TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF CLASS T WHICH REFLECT A 12B-1 FEE OF 0.65% FOR GROWTH OPPORTUNITIES, STRATEGIC OPPORTUNITIES, AND BALANCED, 0.25% FOR HIGH YIELD, STRATEGIC INCOME, GOVERNMENT INVESTMENT, AND HIGH INCOME MUNICIPAL, AND 0.15% FOR SHORT FIXED-INCOME AND SHORT INTERMEDIATE MUNICIPAL INCOME. TOTAL RETURNS FOR INSTITUTIONAL CLASS PRIOR TO JULY 3, 1995 WOULD HAVE BEEN HIGHER IF CLASS T'S 12B-1 FEE HAD NOT BEEN REFLECTED.
   INITIAL OFFERING OF INSTITUTIONAL CLASS OF STRATEGIC OPPORTUNITIES TOOK PLACE ON JULY 3, 1995. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 3, 1995 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE.
   INITIAL OFFERING OF INSTITUTIONAL CLASS OF MUNICIPAL BOND TOOK PLACE ON JULY 1, 1996. INSTITUTIONAL CLASS RETURNS PRIOR TO JULY 1, 1996 ARE THOSE OF INITIAL CLASS, WHICH HAS NO 12B-1 FEE.
   INITIAL OFFERING OF INSTITUTIONAL CLASS OF MORTGAGE SECURITIES TOOK PLACE ON MARCH 3, 1997. INSTITUTIONAL CLASS RETURNS PRIOR TO MARCH 3, 1997 ARE THOSE OF INITIAL CLASS WHICH HAS NO 12B-1 FEE.
[A] THE LIPPER GROWTH FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 669 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[B] THE LIPPER CAPITAL APPRECIATION FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 189 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[C] THE LIPPER EQUITY INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 160 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[D] THE LIPPER BALANCED FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 272 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[E] THE LIPPER HIGH CURRENT YIELD FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 148 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[F] THE LIPPER MULTI-SECTOR INCOME FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 51 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[G] THE LIPPER U.S. MORTGAGE FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 59 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[H] THE LIPPER GENERAL U.S. GOVERNMENT BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 170 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[I] THE LIPPER INTERMEDIATE INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 176 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[J] THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 95 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[K] THE LIPPER HIGH YIELD MUNICIPAL BOND FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 43 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[L] THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 225 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[M] THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 136 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[N] THE LIPPER SHORT MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 28 MUTUAL FUNDS WITH SIMILAR OBJECTIVES.
[O] THE LIPPER NEW YORK MUNICIPAL DEBT FUNDS AVERAGE CURRENTLY REFLECTS THE PERFORMANCE OF OVER 96 MUTUAL FUNDS WITH SIMILAR OBJECTIVES
   TECHNOQUANT IS A TRADEMARK OF FMR CORP.





(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
INTERMEDIATE MUNICIPAL INCOME  FUND - CLASS A, CLASS T, CLASS B
AND CLASS C
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                19   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       22   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              23   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     30   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    39   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    48   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            49


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns between September 10, 1992 (the date Class T shares were first offered) and September 3, 1996 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of the Institutional Class, the original class of the fund. Had Class
A shares' 12b-1 fee been reflected, returns prior to September 10,
1992 would have been lower. Effective August 1, 1997, the maximum
3.25% sales charge on Class A shares was increased to 3.75%. If
Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                    PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -            6.42%    30.87%   91.25%
 CLASS A

ADVISOR INTERMEDIATE MUNICIPAL INCOME -            2.43%    25.96%   84.08%
 CLASS A (INCL. MAX. 3.75% SALES CHARGE)

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL                6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE          5.50%    34.65%   99.90%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be
$1,050. You can compare Class A's returns to those of the Lehman
Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how Class A's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc.
The past one year average represents a peer group of 141 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                   PAST 1   PAST 5   PAST 10
                                                  YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME - CLASS A   6.42%    5.53%    6.70%

ADVISOR INTERMEDIATE MUNICIPAL INCOME -           2.43%    4.72%    6.29%
 CLASS A (INCL. MAX. 3.75% SALES CHARGE)

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL BOND INDEX    6.45%    N/A      N/A

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE         5.50%    6.12%    7.16%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971212 134507 S00000000000001
             FA Int Muni Inc -CL A       LB Municipal Bond
             00262                       LB015
  1987/11/30       9625.00                    10000.00
  1987/12/31       9721.10                    10145.10
  1988/01/31      10069.70                    10506.47
  1988/02/29      10110.78                    10617.52
  1988/03/31       9962.95                    10494.36
  1988/04/30      10013.04                    10574.12
  1988/05/31      10044.72                    10543.56
  1988/06/30      10115.33                    10697.81
  1988/07/31      10167.96                    10767.56
  1988/08/31      10172.83                    10777.03
  1988/09/30      10284.45                    10972.10
  1988/10/31      10406.80                    11165.21
  1988/11/30      10372.94                    11062.93
  1988/12/31      10438.39                    11176.11
  1989/01/31      10544.03                    11407.23
  1989/02/28      10481.06                    11277.07
  1989/03/31      10447.82                    11250.12
  1989/04/30      10595.49                    11517.20
  1989/05/31      10753.71                    11756.41
  1989/06/30      10871.74                    11916.06
  1989/07/31      10980.23                    12078.24
  1989/08/31      10944.66                    11959.99
  1989/09/30      10942.49                    11924.35
  1989/10/31      11030.25                    12070.19
  1989/11/30      11150.93                    12281.42
  1989/12/31      11251.45                    12381.88
  1990/01/31      11214.75                    12323.31
  1990/02/28      11314.33                    12432.99
  1990/03/31      11333.61                    12436.72
  1990/04/30      11217.06                    12346.68
  1990/05/31      11421.57                    12616.21
  1990/06/30      11516.14                    12727.10
  1990/07/31      11655.11                    12914.19
  1990/08/31      11587.35                    12726.68
  1990/09/30      11618.38                    12733.93
  1990/10/31      11748.31                    12964.92
  1990/11/30      11935.75                    13225.65
  1990/12/31      11967.97                    13283.18
  1991/01/31      12101.60                    13461.44
  1991/02/28      12211.78                    13578.56
  1991/03/31      12219.98                    13583.44
  1991/04/30      12330.76                    13764.10
  1991/05/31      12429.55                    13886.47
  1991/06/30      12437.10                    13872.72
  1991/07/31      12561.67                    14041.69
  1991/08/31      12662.05                    14226.62
  1991/09/30      12739.65                    14411.85
  1991/10/31      12876.46                    14541.56
  1991/11/30      12908.91                    14582.13
  1991/12/31      13122.22                    14895.06
  1992/01/31      13213.89                    14929.02
  1992/02/29      13229.05                    14933.80
  1992/03/31      13178.47                    14939.32
  1992/04/30      13270.64                    15072.28
  1992/05/31      13416.20                    15249.68
  1992/06/30      13592.27                    15505.57
  1992/07/31      13885.00                    15970.43
  1992/08/31      13782.34                    15814.72
  1992/09/30      13912.62                    15918.15
  1992/10/31      13813.64                    15761.67
  1992/11/30      14066.04                    16043.96
  1992/12/31      14083.03                    16207.77
  1993/01/31      14243.17                    16396.27
  1993/02/28      14638.62                    16989.32
  1993/03/31      14493.41                    16809.74
  1993/04/30      14595.35                    16979.35
  1993/05/31      14656.77                    17074.78
  1993/06/30      14811.26                    17359.76
  1993/07/31      14828.08                    17382.50
  1993/08/31      15100.90                    17744.40
  1993/09/30      15257.12                    17946.51
  1993/10/31      15271.44                    17981.15
  1993/11/30      15152.40                    17822.73
  1993/12/31      15411.30                    18198.97
  1994/01/31      15554.28                    18406.80
  1994/02/28      15165.90                    17930.07
  1994/03/31      14573.36                    17199.95
  1994/04/30      14702.35                    17345.81
  1994/05/31      14833.94                    17496.20
  1994/06/30      14727.34                    17389.30
  1994/07/31      14932.53                    17708.04
  1994/08/31      14989.00                    17769.31
  1994/09/30      14821.12                    17508.46
  1994/10/31      14595.76                    17197.51
  1994/11/30      14276.82                    16886.58
  1994/12/31      14535.25                    17258.25
  1995/01/31      14901.02                    17751.49
  1995/02/28      15279.14                    18267.70
  1995/03/31      15446.27                    18477.60
  1995/04/30      15441.84                    18499.40
  1995/05/31      15794.52                    19089.72
  1995/06/30      15709.66                    18923.64
  1995/07/31      15811.92                    19103.04
  1995/08/31      16025.65                    19345.26
  1995/09/30      16128.02                    19467.72
  1995/10/31      16300.05                    19750.78
  1995/11/30      16487.87                    20078.44
  1995/12/31      16598.68                    20271.40
  1996/01/31      16709.43                    20424.45
  1996/02/29      16654.84                    20286.58
  1996/03/31      16490.94                    20027.32
  1996/04/30      16438.28                    19970.64
  1996/05/31      16436.51                    19962.65
  1996/06/30      16563.37                    20180.05
  1996/07/31      16692.61                    20363.68
  1996/08/31      16691.42                    20358.80
  1996/09/30      16838.01                    20643.82
  1996/10/31      17002.75                    20877.30
  1996/11/30      17297.63                    21259.36
  1996/12/31      17232.36                    21170.07
  1997/01/31      17282.09                    21210.08
  1997/02/28      17426.34                    21404.79
  1997/03/31      17221.82                    21119.46
  1997/04/30      17352.72                    21296.23
  1997/05/31      17537.06                    21616.53
  1997/06/30      17720.34                    21846.74
  1997/07/31      18161.76                    22451.90
  1997/08/31      18005.38                    22241.52
  1997/09/30      18207.55                    22505.53
  1997/10/31      18309.39                    22650.24
  1997/11/28      18407.97                    22783.42
IMATRL PRASUN   SHR__CHT 19971130 19971212 134512 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class A on November 30, 1987, and the current maximum 3.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $18,408 - an 84.08% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,783 - a 127.83% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

                              1997    1996    1995     1994     1993

DIVIDEND RETURN               4.58%   4.58%   5.06%    4.18%    5.13%

CAPITAL APPRECIATION RETURN   1.84%   0.29%   10.43%   -9.96%   2.59%

TOTAL RETURN                  6.42%   4.87%   15.49%   -5.78%   7.72%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD


PERIODS ENDED NOVEMBER 30, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      3.70(CENTS)   22.90(CENTS)   45.94(CENTS)

ANNUALIZED DIVIDEND RATE                 4.26%         4.35%          4.42%

30-DAY ANNUALIZED YIELD                  3.68%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   5.75%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.56 over the past one month, $10.51 over the past six months and $10.40 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.
It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 3.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.61% and 5.64%, respectively.
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on September 10, 1992. Class T shares bear a 0.25% 12b-1 fee that is reflected in returns after September 10, 1992. Returns prior to that date are those of Institutional Class, the original class of the fund. Had Class T shares' 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                    PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -            6.21%    30.58%   90.83%
 CLASS T

ADVISOR INTERMEDIATE MUNICIPAL INCOME -            3.29%    26.99%   85.58%
 CLASS T (INCL. MAX. 2.75% SALES CHARGE)

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL                6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE          5.50%    34.65%   99.90%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years.
To measure how Class T's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 141 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -     6.21%    5.48%    6.68%
 CLASS T

ADVISOR INTERMEDIATE MUNICIPAL INCOME -     3.29%    4.89%    6.38%
 CLASS T (INCL. MAX. 2.75% SALES CHARGE)

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL         6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE   5.50%    6.12%    7.16%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you
what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971212 134601 S00000000000001
             FA Int Muni Inc -CL T       LB Municipal Bond
             00289                       LB015
  1987/11/30       9725.00                    10000.00
  1987/12/31       9822.10                    10145.10
  1988/01/31      10174.32                    10506.47
  1988/02/29      10215.82                    10617.52
  1988/03/31      10066.46                    10494.36
  1988/04/30      10117.07                    10574.12
  1988/05/31      10149.08                    10543.56
  1988/06/30      10220.42                    10697.81
  1988/07/31      10273.60                    10767.56
  1988/08/31      10278.52                    10777.03
  1988/09/30      10391.30                    10972.10
  1988/10/31      10514.92                    11165.21
  1988/11/30      10480.71                    11062.93
  1988/12/31      10546.84                    11176.11
  1989/01/31      10653.58                    11407.23
  1989/02/28      10589.96                    11277.07
  1989/03/31      10556.37                    11250.12
  1989/04/30      10705.57                    11517.20
  1989/05/31      10865.44                    11756.41
  1989/06/30      10984.69                    11916.06
  1989/07/31      11094.31                    12078.24
  1989/08/31      11058.37                    11959.99
  1989/09/30      11056.18                    11924.35
  1989/10/31      11144.85                    12070.19
  1989/11/30      11266.79                    12281.42
  1989/12/31      11368.35                    12381.88
  1990/01/31      11331.26                    12323.31
  1990/02/28      11431.89                    12432.99
  1990/03/31      11451.36                    12436.72
  1990/04/30      11333.60                    12346.68
  1990/05/31      11540.24                    12616.21
  1990/06/30      11635.78                    12727.10
  1990/07/31      11776.20                    12914.19
  1990/08/31      11707.73                    12726.68
  1990/09/30      11739.09                    12733.93
  1990/10/31      11870.37                    12964.92
  1990/11/30      12059.76                    13225.65
  1990/12/31      12092.31                    13283.18
  1991/01/31      12227.33                    13461.44
  1991/02/28      12338.66                    13578.56
  1991/03/31      12346.95                    13583.44
  1991/04/30      12458.87                    13764.10
  1991/05/31      12558.68                    13886.47
  1991/06/30      12566.31                    13872.72
  1991/07/31      12692.18                    14041.69
  1991/08/31      12793.60                    14226.62
  1991/09/30      12872.01                    14411.85
  1991/10/31      13010.24                    14541.56
  1991/11/30      13043.03                    14582.13
  1991/12/31      13258.56                    14895.06
  1992/01/31      13351.18                    14929.02
  1992/02/29      13366.49                    14933.80
  1992/03/31      13315.38                    14939.32
  1992/04/30      13408.52                    15072.28
  1992/05/31      13555.59                    15249.68
  1992/06/30      13733.49                    15505.57
  1992/07/31      14029.26                    15970.43
  1992/08/31      13925.53                    15814.72
  1992/09/30      14057.17                    15918.15
  1992/10/31      13957.16                    15761.67
  1992/11/30      14212.18                    16043.96
  1992/12/31      14229.35                    16207.77
  1993/01/31      14391.15                    16396.27
  1993/02/28      14790.71                    16989.32
  1993/03/31      14643.99                    16809.74
  1993/04/30      14746.99                    16979.35
  1993/05/31      14809.05                    17074.78
  1993/06/30      14965.14                    17359.76
  1993/07/31      14982.14                    17382.50
  1993/08/31      15257.79                    17744.40
  1993/09/30      15415.64                    17946.51
  1993/10/31      15430.11                    17981.15
  1993/11/30      15309.83                    17822.73
  1993/12/31      15571.42                    18198.97
  1994/01/31      15715.89                    18406.80
  1994/02/28      15323.47                    17930.07
  1994/03/31      14724.77                    17199.95
  1994/04/30      14855.10                    17345.81
  1994/05/31      14988.06                    17496.20
  1994/06/30      14880.35                    17389.30
  1994/07/31      15087.68                    17708.04
  1994/08/31      15144.72                    17769.31
  1994/09/30      14975.11                    17508.46
  1994/10/31      14747.40                    17197.51
  1994/11/30      14425.15                    16886.58
  1994/12/31      14686.26                    17258.25
  1995/01/31      15055.84                    17751.49
  1995/02/28      15437.88                    18267.70
  1995/03/31      15606.75                    18477.60
  1995/04/30      15602.28                    18499.40
  1995/05/31      15958.62                    19089.72
  1995/06/30      15872.88                    18923.64
  1995/07/31      15976.20                    19103.04
  1995/08/31      16192.15                    19345.26
  1995/09/30      16295.59                    19467.72
  1995/10/31      16469.40                    19750.78
  1995/11/30      16659.18                    20078.44
  1995/12/31      16771.13                    20271.40
  1996/01/31      16883.03                    20424.45
  1996/02/29      16827.88                    20286.58
  1996/03/31      16662.27                    20027.32
  1996/04/30      16609.07                    19970.64
  1996/05/31      16607.28                    19962.65
  1996/06/30      16735.46                    20180.05
  1996/07/31      16866.04                    20363.68
  1996/08/31      16864.84                    20358.80
  1996/09/30      17011.73                    20643.82
  1996/10/31      17193.39                    20877.30
  1996/11/30      17473.12                    21259.36
  1996/12/31      17423.26                    21170.07
  1997/01/31      17455.10                    21210.08
  1997/02/28      17598.27                    21404.79
  1997/03/31      17390.13                    21119.46
  1997/04/30      17520.88                    21296.23
  1997/05/31      17722.60                    21616.53
  1997/06/30      17888.98                    21846.74
  1997/07/31      18333.03                    22451.90
  1997/08/31      18173.54                    22241.52
  1997/09/30      18376.16                    22505.53
  1997/10/31      18459.95                    22650.24
  1997/11/28      18558.01                    22783.42
IMATRL PRASUN   SHR__CHT 19971130 19971212 134603 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class T on November 30, 1987, and the current maximum 2.75% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $18,558 - an 85.58% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,783 - a 127.83% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

      1997   1996   1995   1994   1993

DIVIDEND RETURN               4.47%   4.60%   5.06%    4.18%    5.13%

CAPITAL APPRECIATION RETURN   1.74%   0.29%   10.43%   -9.96%   2.59%

TOTAL RETURN                  6.21%   4.89%   15.49%   -5.78%   7.72%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      3.61(CENTS)   22.37(CENTS)   44.87(CENTS)

ANNUALIZED DIVIDEND RATE                 4.16%         4.25%          4.31%

30-DAY ANNUALIZED YIELD                  3.63%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   5.67%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.56 over the past one month, $10.51 over the past six months and $10.41 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period.
It also helps you to compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 2.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.59% and 5.61%, respectively.
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1/shareholder service fee (1.00% prior to January 1, 1996) that is reflected in returns after June 30, 1994. Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 3%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1997                           PAST 1   PAST 5   PAST 10
                                                          YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -                   5.54%    27.42%   86.22%
 CLASS B

ADVISOR INTERMEDIATE MUNICIPAL INCOME -                   2.54%    27.42%   86.22%
 CLASS B (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL                       6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE                 5.50%    34.65%   99.90%


CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5%
return over the past year, the value of your investment would be
$1,050. You can compare Class B's returns to those of the Lehman
Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how Class B's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc.
The past one year average represents a peer group of 141 mutual funds.
These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  NOVEMBER 30, 1997                    PAST 1   PAST 5   PAST 10
                                                    YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -             5.54%    4.97%    6.41%
 CLASS B

ADVISOR INTERMEDIATE MUNICIPAL INCOME -             2.54%    4.97%    6.41%
 CLASS B (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL                 6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE           5.50%    6.12%    7.16%

AVERAGE ANNUAL TOTAL RETURNS take Class Bs' cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971212 134538 S00000000000001
             FA Int Muni Inc -CL B       LB Municipal Bond
             00689                       LB015
  1987/11/30      10000.00                    10000.00
  1987/12/31      10099.85                    10145.10
  1988/01/31      10462.03                    10506.47
  1988/02/29      10504.70                    10617.52
  1988/03/31      10351.12                    10494.36
  1988/04/30      10403.16                    10574.12
  1988/05/31      10436.07                    10543.56
  1988/06/30      10509.43                    10697.81
  1988/07/31      10564.11                    10767.56
  1988/08/31      10569.17                    10777.03
  1988/09/30      10685.14                    10972.10
  1988/10/31      10812.26                    11165.21
  1988/11/30      10777.08                    11062.93
  1988/12/31      10845.08                    11176.11
  1989/01/31      10954.84                    11407.23
  1989/02/28      10889.41                    11277.07
  1989/03/31      10854.88                    11250.12
  1989/04/30      11008.30                    11517.20
  1989/05/31      11172.69                    11756.41
  1989/06/30      11295.31                    11916.06
  1989/07/31      11408.03                    12078.24
  1989/08/31      11371.08                    11959.99
  1989/09/30      11368.82                    11924.35
  1989/10/31      11460.00                    12070.19
  1989/11/30      11585.39                    12281.42
  1989/12/31      11689.82                    12381.88
  1990/01/31      11651.69                    12323.31
  1990/02/28      11755.15                    12432.99
  1990/03/31      11775.18                    12436.72
  1990/04/30      11654.09                    12346.68
  1990/05/31      11866.57                    12616.21
  1990/06/30      11964.82                    12727.10
  1990/07/31      12109.21                    12914.19
  1990/08/31      12038.80                    12726.68
  1990/09/30      12071.04                    12733.93
  1990/10/31      12206.04                    12964.92
  1990/11/30      12400.78                    13225.65
  1990/12/31      12434.25                    13283.18
  1991/01/31      12573.09                    13461.44
  1991/02/28      12687.57                    13578.56
  1991/03/31      12696.09                    13583.44
  1991/04/30      12811.18                    13764.10
  1991/05/31      12913.81                    13886.47
  1991/06/30      12921.66                    13872.72
  1991/07/31      13051.09                    14041.69
  1991/08/31      13155.37                    14226.62
  1991/09/30      13236.00                    14411.85
  1991/10/31      13378.14                    14541.56
  1991/11/30      13411.86                    14582.13
  1991/12/31      13633.48                    14895.06
  1992/01/31      13728.72                    14929.02
  1992/02/29      13744.47                    14933.80
  1992/03/31      13691.91                    14939.32
  1992/04/30      13787.68                    15072.28
  1992/05/31      13938.91                    15249.68
  1992/06/30      14121.84                    15505.57
  1992/07/31      14425.97                    15970.43
  1992/08/31      14319.31                    15814.72
  1992/09/30      14454.67                    15918.15
  1992/10/31      14351.83                    15761.67
  1992/11/30      14614.07                    16043.96
  1992/12/31      14631.72                    16207.77
  1993/01/31      14798.10                    16396.27
  1993/02/28      15208.95                    16989.32
  1993/03/31      15058.09                    16809.74
  1993/04/30      15164.00                    16979.35
  1993/05/31      15227.82                    17074.78
  1993/06/30      15388.32                    17359.76
  1993/07/31      15405.80                    17382.50
  1993/08/31      15689.25                    17744.40
  1993/09/30      15851.56                    17946.51
  1993/10/31      15866.44                    17981.15
  1993/11/30      15742.75                    17822.73
  1993/12/31      16011.74                    18198.97
  1994/01/31      16160.29                    18406.80
  1994/02/28      15756.78                    17930.07
  1994/03/31      15141.16                    17199.95
  1994/04/30      15275.17                    17345.81
  1994/05/31      15411.89                    17496.20
  1994/06/30      15301.13                    17389.30
  1994/07/31      15499.06                    17708.04
  1994/08/31      15543.99                    17769.31
  1994/09/30      15343.58                    17508.46
  1994/10/31      15115.48                    17197.51
  1994/11/30      14774.88                    16886.58
  1994/12/31      15032.60                    17258.25
  1995/01/31      15399.54                    17751.49
  1995/02/28      15780.97                    18267.70
  1995/03/31      15943.34                    18477.60
  1995/04/30      15928.50                    18499.40
  1995/05/31      16281.69                    19089.72
  1995/06/30      16183.82                    18923.64
  1995/07/31      16294.57                    19103.04
  1995/08/31      16488.23                    19345.26
  1995/09/30      16583.84                    19467.72
  1995/10/31      16750.21                    19750.78
  1995/11/30      16931.92                    20078.44
  1995/12/31      17019.31                    20271.40
  1996/01/31      17140.81                    20424.45
  1996/02/29      17075.72                    20286.58
  1996/03/31      16882.14                    20027.32
  1996/04/30      16836.05                    19970.64
  1996/05/31      16808.53                    19962.65
  1996/06/30      16946.04                    20180.05
  1996/07/31      17068.68                    20363.68
  1996/08/31      17057.63                    20358.80
  1996/09/30      17197.08                    20643.82
  1996/10/31      17354.41                    20877.30
  1996/11/30      17644.64                    21259.36
  1996/12/31      17568.44                    21170.07
  1997/01/31      17608.80                    21210.08
  1997/02/28      17744.56                    21404.79
  1997/03/31      17525.01                    21119.46
  1997/04/30      17647.43                    21296.23
  1997/05/31      17823.61                    21616.53
  1997/06/30      17998.76                    21846.74
  1997/07/31      18418.15                    22451.90
  1997/08/31      18265.14                    22241.52
  1997/09/30      18458.99                    22505.53
  1997/10/31      18532.98                    22650.24
  1997/11/28      18621.50                    22783.42
IMATRL PRASUN   SHR__CHT 19971130 19971212 134542 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class B on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have been $18,622 - an 86.22% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,783 - a 127.83% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

      1997   1996   1995   1994   1993

DIVIDEND RETURN               3.80%   3.92%   4.17%    3.81%    5.13%

CAPITAL APPRECIATION RETURN   1.74%   0.29%   10.43%   -9.96%   2.59%

TOTAL RETURN                  5.54%   4.21%   14.60%   -6.15%   7.72%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      3.05(CENTS)   18.95(CENTS)   38.21(CENTS)

ANNUALIZED DIVIDEND RATE                 3.51%         3.60%          3.67%

30-DAY ANNUALIZED YIELD                  3.08%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   4.81%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.56 over the past one month, $10.51 over the past six months and $10.40 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1/shareholder service fee that is reflected in returns after November 3, 1997. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns between September 10, 1992 (the date Class T shares were first offered) and June 30, 1994 are those of Class T shares and reflect Class T shares' 0.25% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund. Had Class C shares' 12b-1 fee been reflected, returns prior to November 3, 1997 would have been lower. Class C's contingent deferred sales charges included in the past one year total return figure is 1.00%. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1997                           PAST 1   PAST 5   PAST 10
                                                          YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -                   5.54%    27.44%   86.26%
 CLASS C

ADVISOR INTERMEDIATE MUNICIPAL INCOME -                   4.54%    27.44%   86.26%
 CLASS C (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL                       6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE                 5.50%    34.65%   99.90%


CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5%
return over the past year, the value of your investment would be
$1,050. You can compare Class C's returns to those of the Lehman
Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how Class C's performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc.
The past one year average represents a peer group of 141 mutual funds.
These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED  NOVEMBER 30, 1997                    PAST 1   PAST 5   PAST 10
                                                    YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -             5.54%    4.97%    6.42%
 CLASS C

ADVISOR INTERMEDIATE MUNICIPAL INCOME -             4.54%    4.97%    6.42%
 CLASS C (INCL. CONTINGENT DEFERRED SALES CHARGE)

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL                 6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE           5.50%    6.12%    7.16%

AVERAGE ANNUAL TOTAL RETURNS take Class Cs' cumulative return and show you what would have happened if Class C had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19980120 080947 S00000000000001
             FA Int Muni Inc -CL C       LB Municipal Bond
             00525                       LB015
  1987/11/30      10000.00                    10000.00
  1987/12/31      10099.85                    10145.10
  1988/01/31      10462.03                    10506.47
  1988/02/29      10504.70                    10617.52
  1988/03/31      10351.12                    10494.36
  1988/04/30      10403.15                    10574.12
  1988/05/31      10436.07                    10543.56
  1988/06/30      10509.44                    10697.81
  1988/07/31      10564.11                    10767.56
  1988/08/31      10569.18                    10777.03
  1988/09/30      10685.14                    10972.10
  1988/10/31      10812.25                    11165.21
  1988/11/30      10777.08                    11062.93
  1988/12/31      10845.08                    11176.11
  1989/01/31      10954.84                    11407.23
  1989/02/28      10889.41                    11277.07
  1989/03/31      10854.87                    11250.12
  1989/04/30      11008.29                    11517.20
  1989/05/31      11172.69                    11756.41
  1989/06/30      11295.30                    11916.06
  1989/07/31      11408.03                    12078.24
  1989/08/31      11371.08                    11959.99
  1989/09/30      11368.82                    11924.35
  1989/10/31      11459.99                    12070.19
  1989/11/30      11585.38                    12281.42
  1989/12/31      11689.81                    12381.88
  1990/01/31      11651.68                    12323.31
  1990/02/28      11755.14                    12432.99
  1990/03/31      11775.18                    12436.72
  1990/04/30      11654.09                    12346.68
  1990/05/31      11866.57                    12616.21
  1990/06/30      11964.82                    12727.10
  1990/07/31      12109.21                    12914.19
  1990/08/31      12038.80                    12726.68
  1990/09/30      12071.05                    12733.93
  1990/10/31      12206.03                    12964.92
  1990/11/30      12400.78                    13225.65
  1990/12/31      12434.25                    13283.18
  1991/01/31      12573.10                    13461.44
  1991/02/28      12687.56                    13578.56
  1991/03/31      12696.09                    13583.44
  1991/04/30      12811.18                    13764.10
  1991/05/31      12913.81                    13886.47
  1991/06/30      12921.65                    13872.72
  1991/07/31      13051.08                    14041.69
  1991/08/31      13155.36                    14226.62
  1991/09/30      13236.00                    14411.85
  1991/10/31      13378.14                    14541.56
  1991/11/30      13411.86                    14582.13
  1991/12/31      13633.48                    14895.06
  1992/01/31      13728.85                    14929.02
  1992/02/29      13744.78                    14933.80
  1992/03/31      13692.20                    14939.32
  1992/04/30      13787.98                    15072.28
  1992/05/31      13939.55                    15249.68
  1992/06/30      14122.76                    15505.57
  1992/07/31      14427.61                    15970.43
  1992/08/31      14320.80                    15814.72
  1992/09/30      14456.56                    15918.15
  1992/10/31      14353.38                    15761.67
  1992/11/30      14616.02                    16043.96
  1992/12/31      14630.62                    16207.77
  1993/01/31      14797.45                    16396.27
  1993/02/28      15209.20                    16989.32
  1993/03/31      15057.95                    16809.74
  1993/04/30      15163.95                    16979.35
  1993/05/31      15227.88                    17074.78
  1993/06/30      15388.84                    17359.76
  1993/07/31      15406.26                    17382.50
  1993/08/31      15690.23                    17744.40
  1993/09/30      15852.66                    17946.51
  1993/10/31      15867.31                    17981.15
  1993/11/30      15743.39                    17822.73
  1993/12/31      16012.63                    18198.97
  1994/01/31      16161.62                    18406.80
  1994/02/28      15757.41                    17930.07
  1994/03/31      15140.64                    17199.95
  1994/04/30      15274.99                    17345.81
  1994/05/31      15412.28                    17496.20
  1994/06/30      15300.68                    17389.30
  1994/07/31      15498.95                    17708.04
  1994/08/31      15544.10                    17769.31
  1994/09/30      15343.45                    17508.46
  1994/10/31      15114.81                    17197.51
  1994/11/30      14774.31                    16886.58
  1994/12/31      15032.26                    17258.25
  1995/01/31      15399.89                    17751.49
  1995/02/28      15781.80                    18267.70
  1995/03/31      15944.43                    18477.60
  1995/04/30      15929.24                    18499.40
  1995/05/31      16282.95                    19089.72
  1995/06/30      16184.74                    18923.64
  1995/07/31      16295.53                    19103.04
  1995/08/31      16489.87                    19345.26
  1995/09/30      16585.52                    19467.72
  1995/10/31      16752.07                    19750.78
  1995/11/30      16934.20                    20078.44
  1995/12/31      17021.82                    20271.40
  1996/01/31      17143.75                    20424.45
  1996/02/29      17078.42                    20286.58
  1996/03/31      16884.73                    20027.32
  1996/04/30      16838.74                    19970.64
  1996/05/31      16811.13                    19962.65
  1996/06/30      16949.15                    20180.05
  1996/07/31      17072.29                    20363.68
  1996/08/31      17060.78                    20358.80
  1996/09/30      17200.51                    20643.82
  1996/10/31      17358.13                    20877.30
  1996/11/30      17648.91                    21259.36
  1996/12/31      17572.75                    21170.07
  1997/01/31      17613.38                    21210.08
  1997/02/28      17749.16                    21404.79
  1997/03/31      17529.19                    21119.46
  1997/04/30      17652.00                    21296.23
  1997/05/31      17828.49                    21616.53
  1997/06/30      18003.73                    21846.74
  1997/07/31      18423.76                    22451.90
  1997/08/31      18270.66                    22241.52
  1997/09/30      18464.83                    22505.53
  1997/10/31      18539.06                    22650.24
  1997/11/28      18626.33                    22783.42
IMATRL PRASUN   SHR__CHT 19971130 19980120 080949 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Class C on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have been $18,626 - a 86.26% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,783 - a 127.83% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

      1997   1996   1995   1994   1993

DIVIDEND RETURN               3.79%   3.92%   4.17%    3.81%    5.13%

CAPITAL APPRECIATION RETURN   1.75%   0.29%   10.43%   -9.96%   2.59%

TOTAL RETURN                  5.54%   4.21%   14.60%   -6.15%   7.72%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1997          LIFE OF
                                         CLASS

DIVIDENDS PER SHARE                      2.67(CENTS)

ANNUALIZED DIVIDEND RATE                 3.42%

30-DAY ANNUALIZED YIELD                  -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   -

DIVIDENDS per share show the income paid by the class for a set period. The annualized dividend rate is based on an average net asset value of $10.56 over the life of the class. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. Yield information will be reported once Class C has a longer, more stable, operating history.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting supply/ demand conditions and Federal
Reserve Board policymaking playing
key roles, municipal bonds performed
more or less in line with their taxable
counterparts for the 12 months that
ended November 30, 1997. The
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - returned
7.17%, while the Lehman Brothers
Aggregate Bond Index - a barometer
of the taxable bond market - returned
7.55%. Through much of the first half
of the period, the supply/demand
scenario within the muni market was
favorable: low supply and high
demand that led to rising municipal
bond prices. The second half,
however, saw a large amount of new
issuance come to market, and while
demand remained strong, it took time
for investors to become acclimated to
this new supply. In the interim, muni
bond prices fell. The cold months of
winter contrasted with what many felt
was an overheating economy ripe for
an inflation appearance. In late March,
the Federal Reserve Board raised a
key short-term interest rate by 0.25%.
While this move was anticipated by
investors, the market nonetheless
reacted negatively. From April through
mid-September, market conditions
were more friendly. Favorable
economic data soothed inflationary
concerns, while the Fed's reluctance
to raise rates further was another
positive influence. High supply and
low demand resulted in a sub-par
performance for muni bonds in
September and October, but Asian
volatility toward the end of the period
changed momentum. Currency
devaluations meant prices of Asian
goods would become cheaper, further
decreasing the likelihood of inflation.
An interview with David Murphy, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund
Q. HOW DID THE FUND PERFORM, DAVID?
A. For the 12-month period that ended November 30, 1997, the fund's Class A, Class T, Class B and Class C shares had total returns of 6.42%, 6.21%, 5.54%, and 5.54%, respectively. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 5.50% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index returned 6.45% for the same one-year period.
Q. WHAT WAS YOUR STRATEGY?
A. In terms of the way the fund's investments were allocated among bonds with various maturities, I focused on bonds with maturities between five and 12 years. I did that because the municipal yield curve - which is a graphical representation of the yield of intermediate-term bonds by ascending maturity dates - was flatter beyond 12 years. Up to about a 12-year maturity, an investor was paid an appropriate amount of added income for each additional year of maturity. It is this additional income that compensates the investor for the added risk taken on by investing in the longer-maturity part of the intermediate market. But for bonds with maturities of 12 years or longer, the extra income for each successive year was, in my opinion, less attractive given the level of risk inherent in longer-term bonds. Another key strategy was that I kept the fund's duration, which measures its sensitivity to changing interest rates, neutral relative to the Lehman Brothers 1-17 Year Municipal Bond Index. By doing so, the fund avoids getting whipsawed by becoming bullish or bearish about the direction of interest rates at the wrong time.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS DURING THE PERIOD?
A. The fund's holdings in bonds issued in the state of New York were winners. The state's finances improved, driven in part by the strength of the securities industry, an important contributor to New York's tax revenues. In recognition of this improvement, Standard & Poor's - one of the municipal bond credit rating agencies - upgraded the credit rating of some of the state's agencies, which was a positive development for the prices of the fund's agency holdings. Likewise, general obligation bonds issued by New York City also performed well as the city's economy continued to expand. Additionally, bonds issued by the Massachusetts Industrial Finance Agency on behalf of Massachusetts Biomedical Research Corp. rose in value because more investors became better-informed about its positive financial performance.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. The return from one of the fund's student loan bonds was disappointing when prepayments - which rise as borrowers pay back their loans early - came in a little bit higher than expected. However, I continued to maintain a fairly heavy weighting in these bonds because they generally offer attractive yields. With input from Fidelity's research team, I try to pick student loan bonds that I think will be prepaid more slowly.
Q. DURING THE PAST YEAR, THERE WAS AN INCREASE IN THE FUND'S ELECTRIC UTILITY REVENUE POSITION. GIVEN THAT THE ELECTRIC INDUSTRY IS UNDER PRESSURE FROM THE THREAT OF INCREASED COMPETITION, WHAT FACTORS DO YOU LOOK FOR WHEN SELECTING THESE BONDS?
A. The electric utility industry is in the early stages of a transformation from an environment where electric providers enjoy monopolistic strongholds on a given service area to one where competition will reign. With that in mind, I have focused on two types of electric utilities: those that are well-prepared to deal with increased competition; or those that I believe can meet competitive challenges down the road but have been severely and unduly penalized by the market today because of uncertainty surrounding future deregulation.
Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?
A. During the past several years, the amount of outstanding municipal bonds has shrunk considerably. In the first half of 1997, the low supply helped the municipal market outperform the taxable bond market. I expect supply will increase next year. The question is, will there be enough demand to digest that supply? In my view, that will depend on how investors perceive the attractiveness of municipals relative to other fixed-income alternatives and especially to equity investments. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
DAVID MURPHY ON MUNICIPAL
BOND SUPPLY:
"THE SUPPLY OF MUNICIPAL BONDS IS AN
IMPORTANT FACTOR IN THEIR
PERFORMANCE. DURING THE PAST SIX
MONTHS, INTEREST RATES HAVE DECLINED
FAIRLY SIGNIFICANTLY. FALLING INTEREST
RATES PROMPTED MUNICIPAL BOND
ISSUERS TO REFUND, OR REFINANCE,
THEIR OLDER DEBT AT CURRENT LOW
INTEREST RATES, MUCH IN THE SAME
FASHION THAT HOMEOWNERS REFINANCE
THEIR MORTGAGES WHEN THEY SEE AN
OPPORTUNITY TO LOWER THEIR INTEREST
COSTS. AS A RESULT OF A RECENT INCREASE
IN THE SUPPLY OF MUNICIPAL BONDS,
THEIR PRICES TENDED TO LAG U.S.
TREASURIES DURING THE FINAL MONTHS
OF THE PERIOD. IF INTEREST RATES STAY AT
CURRENT LOW LEVELS, OR FALL FURTHER, I
THINK THAT THE SUPPLY OF ISSUED
MUNICIPAL BONDS WILL CONTINUE TO
EXPAND, PERHAPS DRAMATICALLY. THIS
WOULD, IN MY OPINION, LEAD TO FURTHER
UNDERPERFORMANCE RELATIVE TO U.S.
TREASURIES. BUT IF THERE IS A
SIGNIFICANT DECLINE IN THE U.S. STOCK
MARKET, MORE INVESTMENT DOLLARS
COULD BE RE-ALLOCATED TO MUNICIPAL
BONDS."

NOTE TO SHAREHOLDERS: EFFECTIVE
JANUARY 31, 1998, NORM LIND WILL
BECOME PORTFOLIO MANAGER OF THE
FUND. HE JOINED FIDELITY IN 1986.
FUND FACTS
GOAL: TO SEEK THE HIGHEST LEVEL
OF INCOME EXEMPT FROM FEDERAL
INCOME TAXES THAT CAN BE
OBTAINED CONSISTENT WITH THE
PRESERVATION OF CAPITAL
START DATE: SEPTEMBER 19, 1985
SIZE: AS OF NOVEMBER 30,
1997, MORE THAN $63 MILLION
MANAGER: DAVID MURPHY,
SINCE 1995; JOINED FIDELITY
IN 1989
(CHECKMARK)
INVESTMENT CHANGES


TOP FIVE STATES AS OF NOVEMBER 30, 1997
                % OF FUND'S    % OF FUND'S INVESTMENTS
                INVESTMENTS    IN THESE STATES
                               6 MONTHS AGO

CALIFORNIA      15.9           18.5

NEW YORK        11.1           12.4

MASSACHUSETTS   7.6            7.3

TEXAS           6.7            6.1

NEW MEXICO      5.7            5.5

TOP FIVE SECTORS AS OF NOVEMBER 30, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE SECTORS
                                    6 MONTHS AGO

GENERAL OBLIGATION   28.9           29.8

EDUCATION            20.3           19.9

ELECTRIC REVENUE     16.7           13.7

HEALTH CARE          6.9            7.8

TRANSPORTATION       6.2            5.1

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   7.6   7.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   5.6   5.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1997 AS OF MAY 31, 1997
AAA 44.3%
AA, A 35.5%
BAA 16.2%
SHORT-TERM
INVESTMENTS 4.0%
AAA 38.8%
AA, A 39.1%
BAA 17.2%
SHORT-TERM
INVESTMENTS 4.9%
ROW: 1, COL: 1, VALUE: 4.0
ROW: 1, COL: 2, VALUE: 16.2
ROW: 1, COL: 3, VALUE: 35.5
ROW: 1, COL: 4, VALUE: 44.3
ROW: 1, COL: 1, VALUE: 4.9
ROW: 1, COL: 2, VALUE: 17.2
ROW: 1, COL: 3, VALUE: 39.1
ROW: 1, COL: 4, VALUE: 38.8
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 96.0%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALASKA - 3.8%
North Slope Borough Gen. Oblig. (Cap. Appreciation)
Series B, 0% 1/1/03 (MBIA Insured)   $ 3,000,000 $ 2,381,250  662523RR
ARKANSAS - 1.3%
Arkansas College Savings Gen. Oblig. (Cap. Appreciation)
Series A, 0% 6/1/02    1,000,000  820,000  041039QG
CALIFORNIA - 15.9%
California Edl. Facs. Auth. Rev. Rfdg. (Chapman Univ.)
5.375% 10/1/16 (Connie Lee Insured)    225,000  225,563  130174J2
California Gen. Oblig.
6.25% 10/1/19    400,000  435,500  130627BB
California Hsg. Fin. Agcy. Rev. (Home Mtg.) Series R,
5.35% 8/1/07 (MBIA Insured) (e)    1,000,000  1,045,000  13033EYM
California Poll. Cont. Fing. Auth. Resource Recovery
Rev. (Waste Management, Inc.)
Series A, 7.15% 2/1/11 (e)    500,000  544,375  130535BD
California Pub. Wks. Board Lease Rev. Rfdg.:
(Dept. of Corrections State Prison, Monterey County
 Soledad II) Series D, 5.375% 11/1/14    500,000  506,250  13068G4K
 (Various California State Univ. Projs.)
 Series A, 5.50% 6/1/10    1,000,000  1,056,250  13068GRE
California Rural Home Mtg. Fin. Auth. Lease Rev.
(Rural Lease Purchase) Series A,
4.45% 8/1/01 (MBIA Insured)    1,000,000  1,011,250  130574AA
Long Beach Hbr. Rev. Rfdg. Series A, 5.50% 5/15/07
(FGIC Insured) (e)(g)    250,000  262,188  542424FJ
Los Angeles Unified School Dist. Series A, 6% 7/1/11
(FGIC Insured)    250,000  277,813  544644BA
Los Angeles County Ctfs. of Prtn. (Disney Parking Proj.)
(Cap. Appreciation) 0% 9/1/04    970,000  695,975  5446633R
Sacramento Muni. Util. Dist. Elec. Rev. 1.76% 11/15/08
(FGIC Insured) (a)    1,000,000  1,023,750  7860042C
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/02    1,000,000  1,057,500  78605NAE
 6.50% 7/1/08    300,000  331,125  78605NAL
San Bernadino County Ctfs. of Prtn. Rfdg.
(Med. Ctr. Fing. Proj.) 5.25% 8/1/04    500,000  512,500  796815NW
West Covina Ctfs. of Prtn. (Queen of The Valley Hosp.)
6.50% 8/15/09    1,000,000  1,086,250  952358BQ
  10,071,289
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
COLORADO - 1.7%
Arapaho County Cap. Impt. Tr. Fed. Hwy. Rev.
(Cap. Appreciation) Series C, 0% 8/31/26
(Pre-Refunded to 8/31/05 @ 20.863) (f)   $ 3,620,000 $ 524,900
03866ECC
Colorado Health Facs. Auth. Rev. Rfdg.
(Rocky Mountain Adventist) 6.25% 2/1/04    500,000  530,625  1964732L
  1,055,525
DISTRICT OF COLUMBIA - 2.5%
District of Columbia Gen. Oblig. Rfdg. Series B-1,
5.40% 6/1/06 (AMBAC Insured)    1,000,000  1,043,750  254760ZF
District of Columbia Redev. Land Agcy. Spl. Tax Rev.
(Washington D.C. Sports Arena)
5.40% 11/1/00    500,000  509,375  254838AE
  1,553,125
FLORIDA - 2.6%
Broward County Resource Recovery Rev.
(SES Broward Co. LP South Proj.) 7.95% 12/1/08   500,000  543,750
115064AE
Dade County Wtr. & Swr. Sys. Rev. 6.25%
10/1/10 (FGIC Insured)    500,000  573,750  233620DJ
Jacksonville Port Auth. Rev. Rfdg. (Port Facs.)
5.75% 11/1/09 (MBIA Insured) (e)    500,000  538,750  469466DS
  1,656,250
GEORGIA - 2.7%
Georgia Gen. Oblig. Rfdg. Series A, 6.25% 3/1/06   1,000,000
1,118,750  373382QE
Monroe County Dev. Auth. Poll. Cont. Rev. Rfdg.
(Oglethorpe Pwr. Scherer Corp.)
Series A, 6.60% 1/1/07    500,000  566,875  610530BX
  1,685,625
HAWAII - 0.4%
Honolulu Hawaii City and County Rfdg.
Series C, 5.50% 11/1/04 (FGIC Insured)    250,000  264,688  438669YX
ILLINOIS - 4.0%
Chicago Midway Arpt. Rev. Series B,
6% 1/1/09 (MBIA Insured) (e)    300,000  321,750  167562BU
Illinois Health Facs. Auth. Rev. Rfdg.
(Felician Health Care, Inc.) Series A,
6.85% 1/1/00 (AMBAC Insured)    1,000,000  1,050,000  45201HZC
Metropolitan Pier & Exposition Auth. Dedicated Tax Rev.
(McCormick Place Expansion Proj.) (Cap. Appreciation):
 Series A, 0% 6/15/09 (FGIC Insured)    500,000  281,875  592247CQ
  0% 6/15/00 (AMBAC Insured)    1,000,000  895,000  592247BU
  2,548,625
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
IOWA - 1.7%
Iowa Student Loan Liquidity Corp. Student Loan Rev.
Series A, 6.35% 3/1/01   $ 1,000,000 $ 1,052,500  462590BT
LOUISIANA - 1.4%
Louisiana Pub. Facs. Auth. Rev. Rfdg. (Student Loan)
Sr. Series A-1, 6.20% 3/1/01    830,000  870,463  54640AJY
MASSACHUSETTS - 7.6%
Boston Rev. (Boston City Hosp.) Series A,
7.625% 2/15/21 (FHA Guaranteed)
(Pre-Refunded to 8/15/00 @ 102) (f)    250,000  276,563  101026AP
Massachusetts Gen. Oblig. Rfdg.
Series A, 5.50% 2/1/11    250,000  255,932  5758234S
Massachusetts Health & Edl. Facs. Auth. Rev. Rfdg.
(Fairview Extended Care) Series B, 4.55% 7/15/02
(MBIA Insured) LOC Bank Boston, N.A.    400,000  400,000  57585JRR
Massachusetts Ind. Fin. Agcy. Rev. (Cap. Appreciation)
(Massachusetts Biomedical Research)
Series A-1, 0% 8/1/02    1,600,000  1,292,000  575914DY
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)    600,000  610,962  57604EAA
New England Ed. Loan Marketing Corp. Student Loan
Rev. Rfdg. Series B, 5.40% 6/1/00    1,950,000  1,998,750  643898BG
  4,834,207
MINNESOTA - 2.1%
Minnesota Gen. Oblig. 6% 5/1/06    1,000,000  1,103,750  604128XY
Minnesota Higher Ed. Facs. Auth. Rev.
(Macalester College) Series 4-C,
5.50% 3/1/12    200,000  206,750  604151UN
  1,310,500
NEW JERSEY - 1.8%
New Jersey Econ. Dev. Auth. Market Transition Facs.
Rev. (Sr. Lien) Series A, 7% 7/1/04 (MBIA Insured)   1,000,000
1,142,500  645910AH
NEW MEXICO - 5.7%
Albuquerque Arpt. Rev. Rfdg. 6.75% 7/1/09
(AMBAC Insured) (e)    450,000  519,750  013538EU
New Mexico Edl. Assistance Foundation Student Loan
Rev. Sr. Series IV-A2, 6.65% 3/1/07    2,300,000  2,501,250  647111DH
Rio Rancho Wtr. & Wastewtr. Sys. Rev.
Series A, 8% 5/15/04 (FSA Insured)    500,000  596,875  767175AH
  3,617,875
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - 11.1%
Metropolitan Trans. Auth. Svc. Contract Rfdg. (Transit Facs.)
Series 5, 6.90% 7/1/05   $ 1,000,000 $ 1,092,500  592597WF
New York City Gen. Oblig. Series G, 5.40% 2/1/01   2,000,000
2,060,000  649664HN
New York City Muni. Assistance Corp. Rfdg.
Series E, 6% 7/1/04    500,000  543,125  626190G5
New York State Dorm. Auth. Rev.
(City Univ. Sys. Consolidated):
 Series A, 5.75% 7/1/13    500,000  526,250  649834HV
  Series C, 7.50% 7/1/10    500,000  606,250  649832DG
 (State Univ. Edl. Facs.)
 Series A, 6.50% 5/15/04    500,000  553,750  649835LU
New York State Local Gov't. Assistance Corp.
(Cap. Appreciation) Series A, 0% 4/1/08    1,000,000  601,250
649876AW
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Series A, 5.80% 4/1/09    500,000  530,625  650013AQ
New York State Urban Dev. Corp. Rev.
Series A, 5.50% 4/1/10 (MBIA Insured)    500,000  520,625  650034AX
  7,034,375
NORTH CAROLINA - 3.3%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Rfdg.:
 Series B, 6% 1/1/06    1,000,000  1,067,500  658196NS
   Series C, 5.50% 1/1/07    200,000  206,000  658196TB
  Series A, 5.625% 1/1/03    500,000  518,750  658196NM
North Carolina Muni. Pwr. Agcy. Rfdg..
(Catawba Elec.) 5.90% 1/1/03    250,000  263,125  658203QC
  2,055,375
OHIO - 1.2%
Ohio Bldg. Auth. State Facs. (Adult Correctional)
Series A, 5.95% 10/1/14 (MBIA Insured)    500,000  522,500  67755AJY
Ohio Tpk. Commission Tpk. Rev. Series A, 5.60%
2/15/12 (MBIA Insured)    250,000  259,063  67760HBP
  781,563
PENNSYLVANIA - 3.9%
Pennsylvania Higher Edl. Facs. Auth. College & Univ.
Rev. Rfdg. (RIDC Reg'l. Growth - Carnegie Mellon
Univ. Proj.) 6% 11/1/04    1,270,000  1,395,413  709171H4
Pennsylvania Hsg. Fin. Agcy. Rfdg. (Residential Dev.)
Series A, 7% 7/1/01    1,000,000  1,077,500  708791ZL
  2,472,913
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
RHODE ISLAND - 1.7%
Rhode Island Student Loan Auth. Student Loan Rev. Rfdg.
Series A, 6.55% 12/1/00   $ 1,000,000 $ 1,066,250  762315AQ
SOUTH CAROLINA - 3.7%
South Carolina Ed. Assistance Auth. Rev. Rfdg.
(Guaranteed Student Loan):
 Series A-2, 5.40% 9/1/02    1,250,000  1,306,250  837114FC
  Series B, 5.70% 9/1/05 (e)    1,000,000  1,050,000  837114FR
  2,356,250
TENNESSEE - 0.5%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg.
Series A, 6% 2/15/07 (MBIA Insured) (e)    265,000  288,519  586111EH
TEXAS - 6.7%
Hurst Euless Bedford Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 8/15/11
(PSF Guaranteed)    1,000,000  496,250  4478163B
Irving Texas Independent School Dist. (Cap. Appreciation)
0% 2/15/00 (PSF Guaranteed) (g)    250,000  227,813  46799QAC
North East Independent School Dist. Rfdg.
(Cap. Appreciation) Series D, 0% 2/1/00    2,065,000  1,886,894
659154YL
Port Arthur Hsg. Fin. Corp. Single Family Mtg.
Rev. Rfdg. 8.70% 3/1/12    465,000  507,431  733500BV
Texas Pub. Fin. Auth. Bldg. Rev. Rfdg. (Texas Technical
College) 6.25% 8/1/09 (MBIA Insured)    1,000,000  1,132,500  88275MDY
  4,250,888
UTAH - 3.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
(Cap. Appreciation)
 Series A, 0% 7/1/06 (MBIA Insured)    2,860,000  1,901,900  4588403Z
 Rfdg.:
 Series A, 6.50% 7/1/08 (AMBAC Insured)    250,000  287,188  45884AFR
   Series D, 5% 7/1/21 (MBIA Insured)    200,000  193,000  45884AFE
  2,382,088
WASHINGTON - 4.9%
Washington Pub. Pwr. Supply Sys.Rev.:
(Nuclear Proj. #2)
 Rfdg. Series C, 7.50% 7/1/03    525,000  582,094  939828MP
  5.40% 7/1/12 (b)    2,000,000  2,027,500  939828TX
 (Nuclear Proj. #3)
 Rfdg. Series C, 5.10% 7/1/07    500,000  514,375  939830PP
  3,123,969
TOTAL MUNICIPAL BONDS
(Cost $58,387,323)   60,676,612
CASH EQUIVALENTS - 4.0%
 SHARES VALUE
  (NOTE 1)
Municipal Central Cash Fund (c)(d)
(Cost $2,516,501)    2,516,501 $ 2,516,501  31635A20
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $60,903,824)   $ 63,193,113
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
10 Municipal Bond Futures Contracts   Dec. 97 $ 1,222,812 $ 16,502
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.9%
LEGEND
1. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
2. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $50,688.
3. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
4. At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.86% The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
5. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
6. Security collateralized by an amount sufficient to pay interest and principal.
7. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 76.5% AAA, AA, A 72.3%
Baa 14.6% BBB  14.3%
Ba 0.0% BB  0.0%
B 0.0% B  0.1%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  28.9%
Education  20.3
Electric Revenue  16.7
Health Care  6.9
Transportation  6.2
Housing  5.8
Others (individually less than 5%)   15.2
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1997 the aggregate cost of investment securities for income tax purposes was $60,903,824. Net unrealized appreciation aggregated $2,289,289, of which $2,290,144 related to appreciated investment securities and $855 related to depreciated investment securities.
The fund hereby designates approximately $68,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At November 30, 1997, the fund was required to defer approximately $113,000 of losses on futures contracts.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $60,903,824) -                 $ 63,193,113
SEE ACCOMPANYING SCHEDULE

INTEREST RECEIVABLE                                                      864,602

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                      313

PREPAID EXPENSES                                                         13,782

 TOTAL ASSETS                                                            64,071,810

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                    $ 47,694

PAYABLE FOR INVESTMENTS PURCHASED                             491,209
DELAYED DELIVERY

PAYABLE FOR FUND SHARES REDEEMED                              61,659

DISTRIBUTIONS PAYABLE                                         73,338

DISTRIBUTION FEES PAYABLE                                     14,440

ACCRUED MANAGEMENT FEE                                        18,402

OTHER PAYABLES AND ACCRUED EXPENSES                           66,675

 TOTAL LIABILITIES                                                       773,417

NET ASSETS                                                              $ 63,298,393

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 60,935,835

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                    56,767
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                2,305,791

NET ASSETS                                                              $ 63,298,393


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $10.60
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($441,602 (DIVIDED BY) 41,679 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.25 OF $10.60)             $11.01

CLASS T:                                                           $10.59
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($48,830,052 (DIVIDED BY) 4,609,444 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.25 OF $10.59)             $10.89

CLASS B:                                                           $10.59
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($7,916,605 (DIVIDED BY) 747,589 SHARES) A

CLASS C:                                                           $10.59
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($12,572 (DIVIDED BY) 1,187 SHARES) A

INSTITUTIONAL CLASS:                                               $10.59
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($6,097,562 (DIVIDED BY) 575,743 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1997

INTEREST INCOME                                                        $ 3,478,411

EXPENSES

MANAGEMENT FEE                                             $ 255,140

TRANSFER AGENT FEES                                         127,011

DISTRIBUTION FEES                                           194,896

ACCOUNTING FEES AND EXPENSES                                61,883

NON-INTERESTED TRUSTEES' COMPENSATION                       180

CUSTODIAN FEES AND EXPENSES                                 6,548

REGISTRATION FEES                                           74,299

AUDIT                                                       43,635

LEGAL                                                       886

MISCELLANEOUS                                               1,700

 TOTAL EXPENSES BEFORE REDUCTIONS                           766,178

 EXPENSE REDUCTIONS                                         (82,120)    684,058

NET INTEREST INCOME                                                     2,794,353

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      858,153

 FUTURES CONTRACTS                                          16,876      875,029

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      175,681

 FUTURES CONTRACTS                                          16,502      192,183

NET GAIN (LOSS)                                                         1,067,212

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 3,861,565
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     YEAR ENDED
                                                         NOVEMBER 30,   NOVEMBER 30,
                                                         1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 2,794,353    $ 3,449,493
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 875,029        684,780

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     192,183        (712,133)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          3,861,565      3,422,140
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (2,794,353)    (3,449,493)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                   (6,721)        -

 TOTAL DISTRIBUTIONS                                      (2,801,074)    (3,449,493)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              (8,495,226)    (9,402,984)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (7,434,735)    (9,430,337)

NET ASSETS

 BEGINNING OF PERIOD                                      70,733,128     80,163,465

 END OF PERIOD                                           $ 63,298,393   $ 70,733,128


FINANCIAL HIGHLIGHTS CLASS - A
      YEARS ENDED NOVEMBER 30,

      1997                       1996 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.410   $ 10.160

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .459       .113

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .191       .250 D

 TOTAL FROM INVESTMENT OPERATIONS                      .650       .363

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.459)     (.113)

 FROM NET REALIZED GAIN                                (.001)     -

TOTAL DISTRIBUTIONS                                    (.460)     (.113)

NET ASSET VALUE, END OF PERIOD                        $ 10.600   $ 10.410

TOTAL RETURN B, C                                      6.42%      3.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 442      $ 103

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90% F     .90% A,
                                                                  F

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.37%      4.60% A

PORTFOLIO TURNOVER RATE                                18%        35%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CLASS T

                                    YEARS ENDED NOVEMBER 30,

                                    1997                       1996       1995       1994 F     1993

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 10.410                   $ 10.380   $ 9.400    $ 10.460   $ 11.080
OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                 .449                       .461       .451       .455       .508

 NET REALIZED                        .181                       .030 D     .980       (1.040)    .260
 AND UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENTOPERATIONS     .630                       .491       1.431      (.585)     .768

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME            (.449)                     (.461)     (.451)     (.455)     (.508)

 FROM NET REALIZED GAIN              (.001)                     -          -          -          (.880)

 IN EXCESS OF NET REALIZED GAIN      -                          -          -          (.020)     -

 TOTAL DISTRIBUTIONS                 (.450)                     (.461)     (.451)     (.475)     (1.388)

NET ASSET VALUE, END OF PERIOD      $ 10.590                   $ 10.410   $ 10.380   $ 9.400    $ 10.460

TOTAL RETURN B, C                    6.21%                      4.89%      15.49%     (5.78)%    7.72%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 48,830                   $ 56,729   $ 62,852   $ 57,382   $ 39,800
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         1.00%                      1.00%      .94%       .90%       .90%
NET ASSETS                          E                          E          E          E          E

RATIO OF NET INTEREST INCOME TO      4.32%                      4.42%      4.56%      4.49%      4.76%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              18%                        35%        53%        53%        46%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAINS, AND RETURNS OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994 D


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD        $ 10.410   $ 10.380   $ 9.400    $ 9.890

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                         .382       .394       .373       .155

 NET REALIZED AND UNREALIZED GAIN (LOSS)     .181       .030 F     .980       (.490)

 TOTAL FROM INVESTMENT OPERATIONS            .563       .424       1.353      (.335)

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                    (.382)     (.394)     (.373)     (.155)

 FROM NET REALIZED GAIN                      (.001)     -          -          -

TOTAL DISTRIBUTIONS                          (.383)     (.394)     (.373)     (.155)

NET ASSET VALUE, END OF PERIOD              $ 10.590   $ 10.410   $ 10.380   $ 9.400

TOTAL RETURN B, C                            5.54%      4.21%      14.60%     (3.44)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)     $ 7,917    $ 7,445    $ 6,226    $ 1,682

RATIO OF EXPENSES TO AVERAGE NET ASSETS      1.65% E    1.66% E    1.68% E    1.65% A,
                                                                             E

RATIO OF NET INTEREST INCOME TO AVERAGE      3.67%      3.76%      3.71%      3.74% A
NET ASSETS

PORTFOLIO TURNOVER RATE                      18%        35%        53%        53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS C
      YEAR ENDED
      NOVEMBER 30,

      1997 D

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.550

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .027

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .040

 TOTAL FROM INVESTMENT OPERATIONS                      .067

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.027)

NET ASSET VALUE, END OF PERIOD                        $ 10.590

TOTAL RETURN B, C                                      0.63%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 13

RATIO OF EXPENSES TO AVERAGE NET ASSETS                1.75% A, E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     3.33% A

PORTFOLIO TURNOVER RATE                                18%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994 E   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF        $ 10.410   $ 10.360   $ 9.410    $ 10.460   $ 11.080
PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                  .475       .487       .477       .481       .536

 NET REALIZED AND                     .181       .050 B     .950       (1.030)    .260
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS     .656       .537       1.427      (.549)     .796

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME             (.475)     (.487)     (.477)     (.481)     (.536)

 FROM NET REALIZED GAIN               (.001)     -          -          -          (.880)

 IN EXCESS OF NET REALIZED GAIN       -          -          -          (.020)     -

 TOTAL DISTRIBUTIONS                  (.476)     (.487)     (.477)     (.501)     (1.416)

NET ASSET VALUE, END OF PERIOD       $ 10.590   $ 10.410   $ 10.360   $ 9.410    $ 10.460

TOTAL RETURN A                        6.48%      5.36%      15.44%     (5.43)%    8.01%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 6,098    $ 6,455    $ 11,085   $ 11,702   $ 15,076
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE          .75% C     .75%       .70%       .65%       .65%
NET ASSETS                                      C          C          C          C

RATIO OF EXPENSES TO AVERAGE NET      .75%       .74%       .70%       .65%       .65%
ASSETS AFTER EXPENSE REDUCTIONS                 D

RATIO OF NET INTEREST INCOME TO       4.57%      4.68%      4.96%      4.75%      5.01%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE               18%        35%        53%        53%        46%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAINS, AND RETURNS OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Municipal Income Fund(the fund) is a fund of Fidelity Advisor Series VI(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/ or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the, trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, capital loss carryforwards and losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas Inc., an affiliate of (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates . Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $11,608,485 and $22,805,234, respectively.
The market value of futures contracts opened and closed during the period amounted to $11,482,118 and $10,292,684, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .39% of average net assets .
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

CLASS C     1.00%**

*  .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 521       $ 521

CLASS T     127,082     127,082

CLASS B     67,287      18,691

CLASS C     6           -

           $ 194,896   $ 146,294

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares (3.25% prior to August 1, 1997), and 2.75% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occuring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 5,724    $ 4,474

CLASS T     21,915     15,303

CLASS B     19,218     -*

CLASS C     -          -*

           $ 46,857   $ 19,777

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH
 WHICH THE SALES ARE MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C,and Institutional Class shares. UMB has entered into a sub-arrangements with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 UMB        $ 1,254     .36

CLASS T                 UMB         99,245     .20

CLASS B                 UMB         14,216     .19

CLASS C                 UMB         5           .64*

INSTITUTIONAL CLASS     UMB         12,291     .18

                                   $ 127,011

*  ANNUALIZED
UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                .90%          $ 29,398

CLASS T                1.00%          19,986

CLASS B                1.65%          15,147

CLASS C                1.75%          1,250

INSTITUTIONAL CLASS    .75%           14,954

                                     $ 80,735

In addition, the fund has entered into an arrangement with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, Class T expenses were reduced as follows under the transfer agent arrangement.
           TRANSFER
           AGENT
           INTEREST CREDITS

CLASS T    $ 1,385

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            YEAR ENDED NOVEMBER 30,

                            1997 B                    1996 A

CLASS A

FROM NET INTEREST INCOME    $ 15,189                  $ 1,046

FROM NET REALIZED GAIN       24                        -

TOTAL                       $ 15,213                  $ 1,046

CLASS T

FROM NET INTEREST INCOME    $ 2,195,690               $ 2,699,983

FROM NET REALIZED GAIN       5,310                     -

TOTAL                       $ 2,201,000               $ 2,699,983

CLASS B

FROM NET INTEREST INCOME    $ 274,703                 $ 269,283

FROM NET REALIZED GAIN       767                       -

TOTAL                       $ 275,470                 $ 269,283

CLASS C

FROM NET INTEREST INCOME    $ 26                      $ -

FROM NET REALIZED GAIN       -                         -

TOTAL                       $ 26                      $ -

INSTITUTIONAL CLASS

FROM NET INTEREST INCOME    $ 308,745                 $ 479,181

FROM NET REALIZED GAIN       620                       -

TOTAL                       $ 309,365                 $ 479,181

                            $ 2,801,074               $ 3,449,493

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
      SHARES                        DOLLARS

      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
      NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,

      1997 B         1996 A         1997 B         1996 A


CLASS A                           37,401         9,815         $ 388,486       $ 99,788
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,437          108            14,999          1,046

SHARES REDEEMED                   (7,082)        -              (74,532)        -

NET INCREASE (DECREASE)           31,756         9,923         $ 328,953       $ 100,834

CLASS T                           1,237,934      2,035,422     $ 12,868,543    $ 20,912,410
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     150,942        189,811        1,571,556       1,947,724

SHARES REDEEMED                   (2,228,549)    (2,833,821)    (23,132,793)    (28,990,305)

NET INCREASE (DECREASE)           (839,673)      (608,588)     $ (8,692,694)   $ (6,130,171)

CLASS B                           162,293        326,024       $ 1,686,065     $ 3,345,475
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     17,600         17,066         183,295         175,043

SHARES REDEEMED                   (147,606)      (227,839)      (1,530,078)     (2,324,198)

NET INCREASE (DECREASE)           32,287         115,251       $ 339,282       $ 1,196,320

CLASS C                           1,185          -             $ 12,505        $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     2              -              25              -

SHARES REDEEMED                   -              -              -               -

NET INCREASE (DECREASE)           1,187          -             $ 12,530        $ -

INSTITUTIONAL CLASS               221,521        476,090       $ 2,293,637     $ 4,887,410
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     5,385          6,443          55,968          66,083

SHARES REDEEMED                   (271,323)      (932,023)      (2,832,902)     (9,523,460)

NET INCREASE (DECREASE)           (44,417)       (449,490)     $ (483,297)     $ (4,569,967)


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 28,753

CLASS T                 14,768

CLASS B                 14,527

CLASS C                 1,253

INSTITUTIONAL CLASS     14,998

                       $ 74,299

9. PROPOSED REORGANIZATION.
The Board of Trustees of Fidelity Advisor Intermediate Municipal Income Fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Fidelity Advisor Short-Intermediate Municipal Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity Advisor Short-Intermediate Municipal Income Fund in exchange solely for the number of shares of Class A, Class T, and Institutional Class of the fund having the same relative net asset value as the outstanding shares of Class A, Class T, and Institutional Class of Fidelity Advisor Short-Intermediate Municipal Income Fund as of the close of business of the New York Stock Exchange, on the day that the Reorganization is effective. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of Fidelity Advisor Short-Intermediate Municipal Income Fund. A Special Meeting of Shareholders ("Meeting") of Fidelity Advisor Short-Intermediate Municipal Income Fund will be held on May 4, 1998 to vote on the Agreement. A detailed description of the proposed transaction and voting information will be sent to shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund in March, 1998. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about May 28, 1998.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VI and the Shareholders of Fidelity Advisor Intermediate Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VI: Fidelity Advisor Intermediate Municipal Income Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class C, Class T, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VI: Fidelity Advisor Intermediate Municipal Income Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class C, Class T, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 16, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/29/97 12/26/97 $__ $.03
Class T 12/29/97 12/26/97 $__ $.03
Class B 12/29/97 12/26/97 $__ $.03
Class C 12/29/97 12/26/97 $__ $.03
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
During fiscal year ended 1997, 100% of the fund's income dividends was free from federal income tax, and 8.72% of the fund's income dividends was subject to the federal alternative minimum tax.






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
David L. Murphy, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
Thomas D. Maher, Assistant Vice President
Dwight D. Churchill, Vice President
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(registered trademark)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
INTERMEDIATE MUNICIPAL INCOME  FUND - CLASS A, CLASS T, CLASS B
AND CLASS C
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     18   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    27   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    36   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            37


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR INTERMEDIATE MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                    PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -            6.48%    32.28%   93.39%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL                6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE          5.50%    34.65%   99.90%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers 1-17 Year Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities between one and 17 years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 141 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

ADVISOR INTERMEDIATE MUNICIPAL INCOME -     6.48%    5.75%    6.82%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS 1-17 YEAR MUNICIPAL         6.45%    N/A      N/A
 BOND INDEX

INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE   5.50%    6.12%    7.16%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19971130 19971212 134539 S00000000000001
             FA Int Muni Inc -CL I       LB Municipal Bond
             00089                       LB015
  1987/11/30      10000.00                    10000.00
  1987/12/31      10099.85                    10145.10
  1988/01/31      10462.03                    10506.47
  1988/02/29      10504.70                    10617.52
  1988/03/31      10351.12                    10494.36
  1988/04/30      10403.16                    10574.12
  1988/05/31      10436.07                    10543.56
  1988/06/30      10509.43                    10697.81
  1988/07/31      10564.11                    10767.56
  1988/08/31      10569.17                    10777.03
  1988/09/30      10685.14                    10972.10
  1988/10/31      10812.26                    11165.21
  1988/11/30      10777.08                    11062.93
  1988/12/31      10845.08                    11176.11
  1989/01/31      10954.84                    11407.23
  1989/02/28      10889.41                    11277.07
  1989/03/31      10854.88                    11250.12
  1989/04/30      11008.30                    11517.20
  1989/05/31      11172.69                    11756.41
  1989/06/30      11295.31                    11916.06
  1989/07/31      11408.03                    12078.24
  1989/08/31      11371.08                    11959.99
  1989/09/30      11368.82                    11924.35
  1989/10/31      11460.00                    12070.19
  1989/11/30      11585.39                    12281.42
  1989/12/31      11689.82                    12381.88
  1990/01/31      11651.69                    12323.31
  1990/02/28      11755.15                    12432.99
  1990/03/31      11775.18                    12436.72
  1990/04/30      11654.09                    12346.68
  1990/05/31      11866.57                    12616.21
  1990/06/30      11964.82                    12727.10
  1990/07/31      12109.21                    12914.19
  1990/08/31      12038.80                    12726.68
  1990/09/30      12071.04                    12733.93
  1990/10/31      12206.04                    12964.92
  1990/11/30      12400.78                    13225.65
  1990/12/31      12434.25                    13283.18
  1991/01/31      12573.09                    13461.44
  1991/02/28      12687.57                    13578.56
  1991/03/31      12696.09                    13583.44
  1991/04/30      12811.18                    13764.10
  1991/05/31      12913.81                    13886.47
  1991/06/30      12921.66                    13872.72
  1991/07/31      13051.09                    14041.69
  1991/08/31      13155.37                    14226.62
  1991/09/30      13236.00                    14411.85
  1991/10/31      13378.14                    14541.56
  1991/11/30      13411.86                    14582.13
  1991/12/31      13633.48                    14895.06
  1992/01/31      13728.72                    14929.02
  1992/02/29      13744.47                    14933.80
  1992/03/31      13691.91                    14939.32
  1992/04/30      13787.68                    15072.28
  1992/05/31      13938.91                    15249.68
  1992/06/30      14121.84                    15505.57
  1992/07/31      14425.97                    15970.43
  1992/08/31      14319.31                    15814.72
  1992/09/30      14453.06                    15918.15
  1992/10/31      14354.35                    15761.67
  1992/11/30      14619.64                    16043.96
  1992/12/31      14626.29                    16207.77
  1993/01/31      14810.45                    16396.27
  1993/02/28      15210.02                    16989.32
  1993/03/31      15062.42                    16809.74
  1993/04/30      15171.20                    16979.35
  1993/05/31      15238.04                    17074.78
  1993/06/30      15402.32                    17359.76
  1993/07/31      15438.16                    17382.50
  1993/08/31      15711.46                    17744.40
  1993/09/30      15877.86                    17946.51
  1993/10/31      15911.44                    17981.15
  1993/11/30      15791.14                    17822.73
  1993/12/31      16079.68                    18198.97
  1994/01/31      16232.46                    18406.80
  1994/02/28      15815.67                    17930.07
  1994/03/31      15201.44                    17199.95
  1994/04/30      15339.16                    17345.81
  1994/05/31      15479.72                    17496.20
  1994/06/30      15371.76                    17389.30
  1994/07/31      15589.28                    17708.04
  1994/08/31      15651.48                    17769.31
  1994/09/30      15463.83                    17508.46
  1994/10/31      15247.42                    17197.51
  1994/11/30      14933.13                    16886.58
  1994/12/31      15206.41                    17258.25
  1995/01/31      15575.94                    17751.49
  1995/02/28      15974.20                    18267.70
  1995/03/31      16152.45                    18477.60
  1995/04/30      16151.32                    18499.40
  1995/05/31      16523.78                    19089.72
  1995/06/30      16438.42                    18923.64
  1995/07/31      16565.21                    19103.04
  1995/08/31      16776.25                    19345.26
  1995/09/30      16887.34                    19467.72
  1995/10/31      17071.14                    19750.78
  1995/11/30      17238.46                    20078.44
  1995/12/31      17391.80                    20271.40
  1996/01/31      17511.97                    20424.45
  1996/02/29      17458.75                    20286.58
  1996/03/31      17290.63                    20027.32
  1996/04/30      17239.39                    19970.64
  1996/05/31      17224.07                    19962.65
  1996/06/30      17377.67                    20180.05
  1996/07/31      17516.75                    20363.68
  1996/08/31      17518.90                    20358.80
  1996/09/30      17692.22                    20643.82
  1996/10/31      17867.39                    20877.30
  1996/11/30      18161.76                    21259.36
  1996/12/31      18113.70                    21170.07
  1997/01/31      18150.70                    21210.08
  1997/02/28      18304.13                    21404.79
  1997/03/31      18091.63                    21119.46
  1997/04/30      18231.36                    21296.23
  1997/05/31      18445.13                    21616.53
  1997/06/30      18622.09                    21846.74
  1997/07/31      19088.29                    22451.90
  1997/08/31      18926.23                    22241.52
  1997/09/30      19141.11                    22505.53
  1997/10/31      19232.44                    22650.24
  1997/11/28      19338.53                    22783.42
IMATRL PRASUN   SHR__CHT 19971130 19971212 134545 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Intermediate Municipal Income Fund - Institutional Class on November 30, 1987. As the chart shows, by November 30, 1997, the value of the investment would have grown to $19,339 - a 93.39% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade bond market, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $22,783 - a 127.83% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN THE
OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN, YOU
MIGHT LOSE MONEY. BUT IF YOU CAN
RIDE OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
            YEARS ENDED NOVEMBER 30,

      1997   1996   1995   1994   1993

DIVIDEND RETURN         4.74%   4.88%   5.34%    4.44%    5.41%

CAPITAL APPRECIATION    1.74%   0.48%   10.10%   -9.87%   2.60%
 RETURN

TOTAL RETURN            6.48%   5.36%   15.44%   -5.43%   8.01%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any. DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      3.83(CENTS)   23.68(CENTS)   47.52(CENTS)

ANNUALIZED DIVIDEND RATE                 4.41%         4.49%          4.57%

30-DAY ANNUALIZED YIELD                  3.98%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   6.22%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.56 over the past one month, $10.51 over the past six months and $10.40 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax- equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.96% and 6.19%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting supply/ demand conditions and Federal
Reserve Board policymaking playing
key roles, municipal bonds performed
more or less in line with their taxable
counterparts for the 12 months that
ended November 30, 1997. The
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - returned
7.17%, while the Lehman Brothers
Aggregate Bond Index - a barometer
of the taxable bond market - returned
7.55%. Through much of the first half
of the period, the supply/demand
scenario within the muni market was
favorable: low supply and high
demand that led to rising municipal
bond prices. The second half,
however, saw a large amount of new
issuance come to market, and while
demand remained strong, it took time
for investors to become acclimated to
this new supply. In the interim, muni
bond prices fell. The cold months of
winter contrasted with what many felt
was an overheating economy ripe for
an inflation appearance. In late March,
the Federal Reserve Board raised a
key short-term interest rate by 0.25%.
While this move was anticipated by
investors, the market nonetheless
reacted negatively. From April through
mid-September, market conditions
were more friendly. Favorable
economic data soothed inflationary
concerns, while the Fed's reluctance
to raise rates further was another
positive influence. High supply and
low demand resulted in a sub-par
performance for muni bonds in
September and October, but Asian
volatility toward the end of the period
changed momentum. Currency
devaluations meant prices of Asian
goods would become cheaper, further
decreasing the likelihood of inflation.
An interview with David Murphy, Portfolio Manager of Fidelity Advisor Intermediate Municipal Income Fund
Q. HOW DID THE FUND PERFORM, DAVID?
A. For the 12-month period that ended November 30, 1997, the fund's Institutional Class shares had a total return of 6.48%. To get a sense of how the fund did relative to its competitors, the intermediate municipal debt funds average returned 5.50% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-17 Year Municipal Bond Index returned 6.45% for the same one-year period.
Q. WHAT WAS YOUR STRATEGY?
A. In terms of the way the fund's investments were allocated among bonds with various maturities, I focused on bonds with maturities between five and 12 years. I did that because the municipal yield curve - which is a graphical representation of the yield of intermediate-term bonds by ascending maturity dates - was flatter beyond 12 years. Up to about a 12-year maturity, an investor was paid an appropriate amount of added income for each additional year of maturity. It is this additional income that compensates the investor for the added risk taken on by investing in the longer-maturity part of the intermediate market. But for bonds with maturities of 12 years or longer, the extra income for each successive year was, in my opinion, less attractive given the level of risk inherent in longer-term bonds. Another key strategy was that I kept the fund's duration, which measures its sensitivity to changing interest rates, neutral relative to the Lehman Brothers 1-17 Year Municipal Bond Index. By doing so, the fund avoids getting whipsawed by becoming bullish or bearish about the direction of interest rates at the wrong time.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS DURING THE PERIOD?
A. The fund's holdings in bonds issued in the state of New York were winners. The state's finances improved, driven in part by the strength of the securities industry, an important contributor to New York's tax revenues. In recognition of this improvement, Standard & Poor's - one of the municipal bond credit rating agencies - upgraded the credit rating of some of the state's agencies, which was a positive development for the prices of the fund's agency holdings. Likewise, general obligation bonds issued by New York City also performed well as the city's economy continued to expand. Additionally, bonds issued by the Massachusetts Industrial Finance Agency on behalf of Massachusetts Biomedical Research Corp. rose in value because more investors became better-informed about its positive financial performance.
Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?
A. The return from one of the fund's student loan bonds was disappointing when prepayments - which rise as borrowers pay back their loans early - came in a little bit higher than expected. However, I continued to maintain a fairly heavy weighting in these bonds because they generally offer attractive yields. With input from Fidelity's research team, I try to pick student loan bonds that I think will be prepaid more slowly.
Q. DURING THE PAST YEAR, THERE WAS AN INCREASE IN THE FUND'S ELECTRIC UTILITY REVENUE POSITION. GIVEN THAT THE ELECTRIC INDUSTRY IS UNDER PRESSURE FROM THE THREAT OF INCREASED COMPETITION, WHAT FACTORS DO YOU LOOK FOR WHEN SELECTING THESE BONDS?
A. The electric utility industry is in the early stages of a transformation from an environment where electric providers enjoy monopolistic strongholds on a given service area to one where competition will reign. With that in mind, I have focused on two types of electric utilities: those that are well-prepared to deal with increased competition; or those that I believe can meet competitive challenges down the road but have been severely and unduly penalized by the market today because of uncertainty surrounding future deregulation.
Q. WHAT'S AHEAD FOR THE MUNICIPAL MARKET?
A. During the past several years, the amount of outstanding municipal bonds has shrunk considerably. In the first half of 1997, the low supply helped the municipal market outperform the taxable bond market. I expect supply will increase next year. The question is, will there be enough demand to digest that supply? In my view, that will depend on how investors perceive the attractiveness of municipals relative to other fixed-income alternatives and especially to equity investments. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
DAVID MURPHY ON MUNICIPAL
BOND SUPPLY:
"THE SUPPLY OF MUNICIPAL BONDS IS AN
IMPORTANT FACTOR IN THEIR
PERFORMANCE. DURING THE PAST SIX
MONTHS, INTEREST RATES HAVE DECLINED
FAIRLY SIGNIFICANTLY. FALLING INTEREST
RATES PROMPTED MUNICIPAL BOND
ISSUERS TO REFUND, OR REFINANCE,
THEIR OLDER DEBT AT CURRENT LOW
INTEREST RATES, MUCH IN THE SAME
FASHION THAT HOMEOWNERS REFINANCE
THEIR MORTGAGES WHEN THEY SEE AN
OPPORTUNITY TO LOWER THEIR INTEREST
COSTS. AS A RESULT OF A RECENT INCREASE
IN THE SUPPLY OF MUNICIPAL BONDS,
THEIR PRICES TENDED TO LAG U.S.
TREASURIES DURING THE FINAL MONTHS
OF THE PERIOD. IF INTEREST RATES STAY AT
CURRENT LOW LEVELS, OR FALL FURTHER, I
THINK THAT THE SUPPLY OF ISSUED
MUNICIPAL BONDS WILL CONTINUE TO
EXPAND, PERHAPS DRAMATICALLY. THIS
WOULD, IN MY OPINION, LEAD TO FURTHER
UNDERPERFORMANCE RELATIVE TO U.S.
TREASURIES. BUT IF THERE IS A
SIGNIFICANT DECLINE IN THE U.S. STOCK
MARKET, MORE INVESTMENT DOLLARS
COULD BE RE-ALLOCATED TO MUNICIPAL
BONDS."

NOTE TO SHAREHOLDERS: EFFECTIVE
JANUARY 31, 1998, NORM LIND WILL
BECOME PORTFOLIO MANAGER OF THE
FUND. HE JOINED FIDELITY IN 1986.
FUND FACTS
GOAL: TO SEEK THE HIGHEST LEVEL
OF INCOME EXEMPT FROM FEDERAL
INCOME TAXES THAT CAN BE
OBTAINED CONSISTENT WITH THE
PRESERVATION OF CAPITAL
START DATE: SEPTEMBER 19, 1985
SIZE: AS OF NOVEMBER 30,
1997, MORE THAN $63 MILLION
MANAGER: DAVID MURPHY,
SINCE 1995; JOINED FIDELITY
IN 1989
(CHECKMARK)
INVESTMENT CHANGES


TOP FIVE STATES AS OF NOVEMBER 30, 1997
                % OF FUND'S    % OF FUND'S INVESTMENTS
                INVESTMENTS    IN THESE STATES
                               6 MONTHS AGO

CALIFORNIA      15.9           18.5

NEW YORK        11.1           12.4

MASSACHUSETTS   7.6            7.3

TEXAS           6.7            6.1

NEW MEXICO      5.7            5.5

TOP FIVE SECTORS AS OF NOVEMBER 30, 1997
                     % OF FUND'S    % OF FUND'S INVESTMENTS
                     INVESTMENTS    IN THESE SECTORS
                                    6 MONTHS AGO

GENERAL OBLIGATION   28.9           29.8

EDUCATION            20.3           19.9

ELECTRIC REVENUE     16.7           13.7

HEALTH CARE          6.9            7.8

TRANSPORTATION       6.2            5.1

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   7.6   7.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   5.6   5.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1997 AS OF MAY 31, 1997
AAA 44.3%
AA, A 35.5%
BAA 16.2%
SHORT-TERM
INVESTMENTS 4.0%
AAA 38.8%
AA, A 39.1%
BAA 17.2%
SHORT-TERM
INVESTMENTS 4.9%
ROW: 1, COL: 1, VALUE: 4.0
ROW: 1, COL: 2, VALUE: 16.2
ROW: 1, COL: 3, VALUE: 35.5
ROW: 1, COL: 4, VALUE: 44.3
ROW: 1, COL: 1, VALUE: 4.9
ROW: 1, COL: 2, VALUE: 17.2
ROW: 1, COL: 3, VALUE: 39.1
ROW: 1, COL: 4, VALUE: 38.8
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 96.0%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALASKA - 3.8%
North Slope Borough Gen. Oblig. (Cap. Appreciation)
Series B, 0% 1/1/03 (MBIA Insured)   $ 3,000,000 $ 2,381,250  662523RR
ARKANSAS - 1.3%
Arkansas College Savings Gen. Oblig. (Cap. Appreciation)
Series A, 0% 6/1/02    1,000,000  820,000  041039QG
CALIFORNIA - 15.9%
California Edl. Facs. Auth. Rev. Rfdg. (Chapman Univ.)
5.375% 10/1/16 (Connie Lee Insured)    225,000  225,563  130174J2
California Gen. Oblig.
6.25% 10/1/19    400,000  435,500  130627BB
California Hsg. Fin. Agcy. Rev. (Home Mtg.) Series R,
5.35% 8/1/07 (MBIA Insured) (e)    1,000,000  1,045,000  13033EYM
California Poll. Cont. Fing. Auth. Resource Recovery
Rev. (Waste Management, Inc.)
Series A, 7.15% 2/1/11 (e)    500,000  544,375  130535BD
California Pub. Wks. Board Lease Rev. Rfdg.:
(Dept. of Corrections State Prison, Monterey County
 Soledad II) Series D, 5.375% 11/1/14    500,000  506,250  13068G4K
 (Various California State Univ. Projs.)
 Series A, 5.50% 6/1/10    1,000,000  1,056,250  13068GRE
California Rural Home Mtg. Fin. Auth. Lease Rev.
(Rural Lease Purchase) Series A,
4.45% 8/1/01 (MBIA Insured)    1,000,000  1,011,250  130574AA
Long Beach Hbr. Rev. Rfdg. Series A, 5.50% 5/15/07
(FGIC Insured) (e)(g)    250,000  262,188  542424FJ
Los Angeles Unified School Dist. Series A, 6% 7/1/11
(FGIC Insured)    250,000  277,813  544644BA
Los Angeles County Ctfs. of Prtn. (Disney Parking Proj.)
(Cap. Appreciation) 0% 9/1/04    970,000  695,975  5446633R
Sacramento Muni. Util. Dist. Elec. Rev. 1.76% 11/15/08
(FGIC Insured) (a)    1,000,000  1,023,750  7860042C
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/02    1,000,000  1,057,500  78605NAE
 6.50% 7/1/08    300,000  331,125  78605NAL
San Bernadino County Ctfs. of Prtn. Rfdg.
(Med. Ctr. Fing. Proj.) 5.25% 8/1/04    500,000  512,500  796815NW
West Covina Ctfs. of Prtn. (Queen of The Valley Hosp.)
6.50% 8/15/09    1,000,000  1,086,250  952358BQ
  10,071,289
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
COLORADO - 1.7%
Arapaho County Cap. Impt. Tr. Fed. Hwy. Rev.
(Cap. Appreciation) Series C, 0% 8/31/26
(Pre-Refunded to 8/31/05 @ 20.863) (f)   $ 3,620,000 $ 524,900
03866ECC
Colorado Health Facs. Auth. Rev. Rfdg.
(Rocky Mountain Adventist) 6.25% 2/1/04    500,000  530,625  1964732L
  1,055,525
DISTRICT OF COLUMBIA - 2.5%
District of Columbia Gen. Oblig. Rfdg. Series B-1,
5.40% 6/1/06 (AMBAC Insured)    1,000,000  1,043,750  254760ZF
District of Columbia Redev. Land Agcy. Spl. Tax Rev.
(Washington D.C. Sports Arena)
5.40% 11/1/00    500,000  509,375  254838AE
  1,553,125
FLORIDA - 2.6%
Broward County Resource Recovery Rev.
(SES Broward Co. LP South Proj.) 7.95% 12/1/08   500,000  543,750
115064AE
Dade County Wtr. & Swr. Sys. Rev. 6.25%
10/1/10 (FGIC Insured)    500,000  573,750  233620DJ
Jacksonville Port Auth. Rev. Rfdg. (Port Facs.)
5.75% 11/1/09 (MBIA Insured) (e)    500,000  538,750  469466DS
  1,656,250
GEORGIA - 2.7%
Georgia Gen. Oblig. Rfdg. Series A, 6.25% 3/1/06   1,000,000
1,118,750  373382QE
Monroe County Dev. Auth. Poll. Cont. Rev. Rfdg.
(Oglethorpe Pwr. Scherer Corp.)
Series A, 6.60% 1/1/07    500,000  566,875  610530BX
  1,685,625
HAWAII - 0.4%
Honolulu Hawaii City and County Rfdg.
Series C, 5.50% 11/1/04 (FGIC Insured)    250,000  264,688  438669YX
ILLINOIS - 4.0%
Chicago Midway Arpt. Rev. Series B,
6% 1/1/09 (MBIA Insured) (e)    300,000  321,750  167562BU
Illinois Health Facs. Auth. Rev. Rfdg.
(Felician Health Care, Inc.) Series A,
6.85% 1/1/00 (AMBAC Insured)    1,000,000  1,050,000  45201HZC
Metropolitan Pier & Exposition Auth. Dedicated Tax Rev.
(McCormick Place Expansion Proj.) (Cap. Appreciation):
 Series A, 0% 6/15/09 (FGIC Insured)    500,000  281,875  592247CQ
  0% 6/15/00 (AMBAC Insured)    1,000,000  895,000  592247BU
  2,548,625
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
IOWA - 1.7%
Iowa Student Loan Liquidity Corp. Student Loan Rev.
Series A, 6.35% 3/1/01   $ 1,000,000 $ 1,052,500  462590BT
LOUISIANA - 1.4%
Louisiana Pub. Facs. Auth. Rev. Rfdg. (Student Loan)
Sr. Series A-1, 6.20% 3/1/01    830,000  870,463  54640AJY
MASSACHUSETTS - 7.6%
Boston Rev. (Boston City Hosp.) Series A,
7.625% 2/15/21 (FHA Guaranteed)
(Pre-Refunded to 8/15/00 @ 102) (f)    250,000  276,563  101026AP
Massachusetts Gen. Oblig. Rfdg.
Series A, 5.50% 2/1/11    250,000  255,932  5758234S
Massachusetts Health & Edl. Facs. Auth. Rev. Rfdg.
(Fairview Extended Care) Series B, 4.55% 7/15/02
(MBIA Insured) LOC Bank Boston, N.A.    400,000  400,000  57585JRR
Massachusetts Ind. Fin. Agcy. Rev. (Cap. Appreciation)
(Massachusetts Biomedical Research)
Series A-1, 0% 8/1/02    1,600,000  1,292,000  575914DY
Massachusetts Tpk. Auth. Western Tpk. Rev. Series A,
5.55% 1/1/17 (MBIA Insured)    600,000  610,962  57604EAA
New England Ed. Loan Marketing Corp. Student Loan
Rev. Rfdg. Series B, 5.40% 6/1/00    1,950,000  1,998,750  643898BG
  4,834,207
MINNESOTA - 2.1%
Minnesota Gen. Oblig. 6% 5/1/06    1,000,000  1,103,750  604128XY
Minnesota Higher Ed. Facs. Auth. Rev.
(Macalester College) Series 4-C,
5.50% 3/1/12    200,000  206,750  604151UN
  1,310,500
NEW JERSEY - 1.8%
New Jersey Econ. Dev. Auth. Market Transition Facs.
Rev. (Sr. Lien) Series A, 7% 7/1/04 (MBIA Insured)   1,000,000
1,142,500  645910AH
NEW MEXICO - 5.7%
Albuquerque Arpt. Rev. Rfdg. 6.75% 7/1/09
(AMBAC Insured) (e)    450,000  519,750  013538EU
New Mexico Edl. Assistance Foundation Student Loan
Rev. Sr. Series IV-A2, 6.65% 3/1/07    2,300,000  2,501,250  647111DH
Rio Rancho Wtr. & Wastewtr. Sys. Rev.
Series A, 8% 5/15/04 (FSA Insured)    500,000  596,875  767175AH
  3,617,875
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - 11.1%
Metropolitan Trans. Auth. Svc. Contract Rfdg. (Transit Facs.)
Series 5, 6.90% 7/1/05   $ 1,000,000 $ 1,092,500  592597WF
New York City Gen. Oblig. Series G, 5.40% 2/1/01   2,000,000
2,060,000  649664HN
New York City Muni. Assistance Corp. Rfdg.
Series E, 6% 7/1/04    500,000  543,125  626190G5
New York State Dorm. Auth. Rev.
(City Univ. Sys. Consolidated):
 Series A, 5.75% 7/1/13    500,000  526,250  649834HV
  Series C, 7.50% 7/1/10    500,000  606,250  649832DG
 (State Univ. Edl. Facs.)
 Series A, 6.50% 5/15/04    500,000  553,750  649835LU
New York State Local Gov't. Assistance Corp.
(Cap. Appreciation) Series A, 0% 4/1/08    1,000,000  601,250
649876AW
New York State Thruway Auth. Hwy. & Bridge Trust Fund
Series A, 5.80% 4/1/09    500,000  530,625  650013AQ
New York State Urban Dev. Corp. Rev.
Series A, 5.50% 4/1/10 (MBIA Insured)    500,000  520,625  650034AX
  7,034,375
NORTH CAROLINA - 3.3%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Rfdg.:
 Series B, 6% 1/1/06    1,000,000  1,067,500  658196NS
   Series C, 5.50% 1/1/07    200,000  206,000  658196TB
  Series A, 5.625% 1/1/03    500,000  518,750  658196NM
North Carolina Muni. Pwr. Agcy. Rfdg..
(Catawba Elec.) 5.90% 1/1/03    250,000  263,125  658203QC
  2,055,375
OHIO - 1.2%
Ohio Bldg. Auth. State Facs. (Adult Correctional)
Series A, 5.95% 10/1/14 (MBIA Insured)    500,000  522,500  67755AJY
Ohio Tpk. Commission Tpk. Rev. Series A, 5.60%
2/15/12 (MBIA Insured)    250,000  259,063  67760HBP
  781,563
PENNSYLVANIA - 3.9%
Pennsylvania Higher Edl. Facs. Auth. College & Univ.
Rev. Rfdg. (RIDC Reg'l. Growth - Carnegie Mellon
Univ. Proj.) 6% 11/1/04    1,270,000  1,395,413  709171H4
Pennsylvania Hsg. Fin. Agcy. Rfdg. (Residential Dev.)
Series A, 7% 7/1/01    1,000,000  1,077,500  708791ZL
  2,472,913
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
RHODE ISLAND - 1.7%
Rhode Island Student Loan Auth. Student Loan Rev. Rfdg.
Series A, 6.55% 12/1/00   $ 1,000,000 $ 1,066,250  762315AQ
SOUTH CAROLINA - 3.7%
South Carolina Ed. Assistance Auth. Rev. Rfdg.
(Guaranteed Student Loan):
 Series A-2, 5.40% 9/1/02    1,250,000  1,306,250  837114FC
  Series B, 5.70% 9/1/05 (e)    1,000,000  1,050,000  837114FR
  2,356,250
TENNESSEE - 0.5%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg.
Series A, 6% 2/15/07 (MBIA Insured) (e)    265,000  288,519  586111EH
TEXAS - 6.7%
Hurst Euless Bedford Independent School Dist. Rfdg.
(Cap. Appreciation) 0% 8/15/11
(PSF Guaranteed)    1,000,000  496,250  4478163B
Irving Texas Independent School Dist. (Cap. Appreciation)
0% 2/15/00 (PSF Guaranteed) (g)    250,000  227,813  46799QAC
North East Independent School Dist. Rfdg.
(Cap. Appreciation) Series D, 0% 2/1/00    2,065,000  1,886,894
659154YL
Port Arthur Hsg. Fin. Corp. Single Family Mtg.
Rev. Rfdg. 8.70% 3/1/12    465,000  507,431  733500BV
Texas Pub. Fin. Auth. Bldg. Rev. Rfdg. (Texas Technical
College) 6.25% 8/1/09 (MBIA Insured)    1,000,000  1,132,500  88275MDY
  4,250,888
UTAH - 3.8%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
(Cap. Appreciation)
 Series A, 0% 7/1/06 (MBIA Insured)    2,860,000  1,901,900  4588403Z
 Rfdg.:
 Series A, 6.50% 7/1/08 (AMBAC Insured)    250,000  287,188  45884AFR
   Series D, 5% 7/1/21 (MBIA Insured)    200,000  193,000  45884AFE
  2,382,088
WASHINGTON - 4.9%
Washington Pub. Pwr. Supply Sys.Rev.:
(Nuclear Proj. #2)
 Rfdg. Series C, 7.50% 7/1/03    525,000  582,094  939828MP
  5.40% 7/1/12 (b)    2,000,000  2,027,500  939828TX
 (Nuclear Proj. #3)
 Rfdg. Series C, 5.10% 7/1/07    500,000  514,375  939830PP
  3,123,969
TOTAL MUNICIPAL BONDS
(Cost $58,387,323)   60,676,612
CASH EQUIVALENTS - 4.0%
 SHARES VALUE
  (NOTE 1)
Municipal Central Cash Fund (c)(d)
(Cost $2,516,501)    2,516,501 $ 2,516,501  31635A20
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $60,903,824)   $ 63,193,113
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
10 Municipal Bond Futures Contracts   Dec. 97 $ 1,222,812 $ 16,502
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.9%
LEGEND
8. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
9. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $50,688.
10. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
11. At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.86% The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
12. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
13. Security collateralized by an amount sufficient to pay interest and principal.
14. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 76.5% AAA, AA, A 72.3%
Baa 14.6% BBB  14.3%
Ba 0.0% BB  0.0%
B 0.0% B  0.1%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  28.9%
Education  20.3
Electric Revenue  16.7
Health Care  6.9
Transportation  6.2
Housing  5.8
Others (individually less than 5%)   15.2
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1997 the aggregate cost of investment securities for income tax purposes was $60,903,824. Net unrealized appreciation aggregated $2,289,289, of which $2,290,144 related to appreciated investment securities and $855 related to depreciated investment securities.
The fund hereby designates approximately $68,000 as a capital gain dividend for the purpose of the dividend paid deduction.
At November 30, 1997, the fund was required to defer approximately $113,000 of losses on futures contracts.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $60,903,824) -                 $ 63,193,113
SEE ACCOMPANYING SCHEDULE

INTEREST RECEIVABLE                                                      864,602

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                      313

PREPAID EXPENSES                                                         13,782

 TOTAL ASSETS                                                            64,071,810

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                    $ 47,694

PAYABLE FOR INVESTMENTS PURCHASED                             491,209
DELAYED DELIVERY

PAYABLE FOR FUND SHARES REDEEMED                              61,659

DISTRIBUTIONS PAYABLE                                         73,338

DISTRIBUTION FEES PAYABLE                                     14,440

ACCRUED MANAGEMENT FEE                                        18,402

OTHER PAYABLES AND ACCRUED EXPENSES                           66,675

 TOTAL LIABILITIES                                                       773,417

NET ASSETS                                                              $ 63,298,393

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 60,935,835

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                    56,767
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                2,305,791

NET ASSETS                                                              $ 63,298,393


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $10.60
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($441,602 (DIVIDED BY) 41,679 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.25 OF $10.60)             $11.01

CLASS T:                                                           $10.59
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($48,830,052 (DIVIDED BY) 4,609,444 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/97.25 OF $10.59)             $10.89

CLASS B:                                                           $10.59
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($7,916,605 (DIVIDED BY) 747,589 SHARES) A

CLASS C:                                                           $10.59
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($12,572 (DIVIDED BY) 1,187 SHARES) A

INSTITUTIONAL CLASS:                                               $10.59
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($6,097,562 (DIVIDED BY) 575,743 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1997

INTEREST INCOME                                                        $ 3,478,411

EXPENSES

MANAGEMENT FEE                                             $ 255,140

TRANSFER AGENT FEES                                         127,011

DISTRIBUTION FEES                                           194,896

ACCOUNTING FEES AND EXPENSES                                61,883

NON-INTERESTED TRUSTEES' COMPENSATION                       180

CUSTODIAN FEES AND EXPENSES                                 6,548

REGISTRATION FEES                                           74,299

AUDIT                                                       43,635

LEGAL                                                       886

MISCELLANEOUS                                               1,700

 TOTAL EXPENSES BEFORE REDUCTIONS                           766,178

 EXPENSE REDUCTIONS                                         (82,120)    684,058

NET INTEREST INCOME                                                     2,794,353

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      858,153

 FUTURES CONTRACTS                                          16,876      875,029

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                      175,681

 FUTURES CONTRACTS                                          16,502      192,183

NET GAIN (LOSS)                                                         1,067,212

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 3,861,565
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     YEAR ENDED
                                                         NOVEMBER 30,   NOVEMBER 30,
                                                         1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 2,794,353    $ 3,449,493
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 875,029        684,780

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     192,183        (712,133)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          3,861,565      3,422,140
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (2,794,353)    (3,449,493)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                   (6,721)        -

 TOTAL DISTRIBUTIONS                                      (2,801,074)    (3,449,493)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              (8,495,226)    (9,402,984)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (7,434,735)    (9,430,337)

NET ASSETS

 BEGINNING OF PERIOD                                      70,733,128     80,163,465

 END OF PERIOD                                           $ 63,298,393   $ 70,733,128


FINANCIAL HIGHLIGHTS CLASS - A
      YEARS ENDED NOVEMBER 30,

      1997                       1996 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.410   $ 10.160

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .459       .113

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .191       .250 D

 TOTAL FROM INVESTMENT OPERATIONS                      .650       .363

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.459)     (.113)

 FROM NET REALIZED GAIN                                (.001)     -

TOTAL DISTRIBUTIONS                                    (.460)     (.113)

NET ASSET VALUE, END OF PERIOD                        $ 10.600   $ 10.410

TOTAL RETURN B, C                                      6.42%      3.59%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 442      $ 103

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90% F     .90% A,
                                                                  F

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.37%      4.60% A

PORTFOLIO TURNOVER RATE                                18%        35%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CLASS T

                                    YEARS ENDED NOVEMBER 30,

                                    1997                       1996       1995       1994 F     1993

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 10.410                   $ 10.380   $ 9.400    $ 10.460   $ 11.080
OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                 .449                       .461       .451       .455       .508

 NET REALIZED                        .181                       .030 D     .980       (1.040)    .260
 AND UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENTOPERATIONS     .630                       .491       1.431      (.585)     .768

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME            (.449)                     (.461)     (.451)     (.455)     (.508)

 FROM NET REALIZED GAIN              (.001)                     -          -          -          (.880)

 IN EXCESS OF NET REALIZED GAIN      -                          -          -          (.020)     -

 TOTAL DISTRIBUTIONS                 (.450)                     (.461)     (.451)     (.475)     (1.388)

NET ASSET VALUE, END OF PERIOD      $ 10.590                   $ 10.410   $ 10.380   $ 9.400    $ 10.460

TOTAL RETURN B, C                    6.21%                      4.89%      15.49%     (5.78)%    7.72%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 48,830                   $ 56,729   $ 62,852   $ 57,382   $ 39,800
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         1.00%                      1.00%      .94%       .90%       .90%
NET ASSETS                          E                          E          E          E          E

RATIO OF NET INTEREST INCOME TO      4.32%                      4.42%      4.56%      4.49%      4.76%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              18%                        35%        53%        53%        46%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAINS, AND RETURNS OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. FINANCIAL HIGHLIGHTS - CLASS B
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994 D


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD        $ 10.410   $ 10.380   $ 9.400    $ 9.890

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                         .382       .394       .373       .155

 NET REALIZED AND UNREALIZED GAIN (LOSS)     .181       .030 F     .980       (.490)

 TOTAL FROM INVESTMENT OPERATIONS            .563       .424       1.353      (.335)

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                    (.382)     (.394)     (.373)     (.155)

 FROM NET REALIZED GAIN                      (.001)     -          -          -

TOTAL DISTRIBUTIONS                          (.383)     (.394)     (.373)     (.155)

NET ASSET VALUE, END OF PERIOD              $ 10.590   $ 10.410   $ 10.380   $ 9.400

TOTAL RETURN B, C                            5.54%      4.21%      14.60%     (3.44)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)     $ 7,917    $ 7,445    $ 6,226    $ 1,682

RATIO OF EXPENSES TO AVERAGE NET ASSETS      1.65% E    1.66% E    1.68% E    1.65% A,
                                                                             E

RATIO OF NET INTEREST INCOME TO AVERAGE      3.67%      3.76%      3.71%      3.74% A
NET ASSETS

PORTFOLIO TURNOVER RATE                      18%        35%        53%        53%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS C
      YEAR ENDED
      NOVEMBER 30,

      1997 D

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.550

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .027

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .040

 TOTAL FROM INVESTMENT OPERATIONS                      .067

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.027)

NET ASSET VALUE, END OF PERIOD                        $ 10.590

TOTAL RETURN B, C                                      0.63%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 13

RATIO OF EXPENSES TO AVERAGE NET ASSETS                1.75% A, E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     3.33% A

PORTFOLIO TURNOVER RATE                                18%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO NOVEMBER 30, 1997.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994 E   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF        $ 10.410   $ 10.360   $ 9.410    $ 10.460   $ 11.080
PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                  .475       .487       .477       .481       .536

 NET REALIZED AND                     .181       .050 B     .950       (1.030)    .260
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS     .656       .537       1.427      (.549)     .796

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME             (.475)     (.487)     (.477)     (.481)     (.536)

 FROM NET REALIZED GAIN               (.001)     -          -          -          (.880)

 IN EXCESS OF NET REALIZED GAIN       -          -          -          (.020)     -

 TOTAL DISTRIBUTIONS                  (.476)     (.487)     (.477)     (.501)     (1.416)

NET ASSET VALUE, END OF PERIOD       $ 10.590   $ 10.410   $ 10.360   $ 9.410    $ 10.460

TOTAL RETURN A                        6.48%      5.36%      15.44%     (5.43)%    8.01%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD            $ 6,098    $ 6,455    $ 11,085   $ 11,702   $ 15,076
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE          .75% C     .75%       .70%       .65%       .65%
NET ASSETS                                      C          C          C          C

RATIO OF EXPENSES TO AVERAGE NET      .75%       .74%       .70%       .65%       .65%
ASSETS AFTER EXPENSE REDUCTIONS                 D

RATIO OF NET INTEREST INCOME TO       4.57%      4.68%      4.96%      4.75%      5.01%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE               18%        35%        53%        53%        46%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
E EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAINS, AND RETURNS OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997




10. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Intermediate Municipal Income Fund(the fund) is a fund of Fidelity Advisor Series VI(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class C shares on November 3, 1997. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/ or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the, trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class C and shares of Class C for distribution under federal and state securities law. These expenses are borne by Class C and amortized over one year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, capital loss carryforwards and losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
11. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas Inc., an affiliate of (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates . Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
12. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $11,608,485 and $22,805,234, respectively.
The market value of futures contracts opened and closed during the period amounted to $11,482,118 and $10,292,684, respectively.
13. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .39% of average net assets .
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

CLASS C     1.00%**

*  .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO     DEALERS'
           FDC         PORTION

CLASS A    $ 521       $ 521

CLASS T     127,082     127,082

CLASS B     67,287      18,691

CLASS C     6           -

           $ 194,896   $ 146,294

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares (3.25% prior to August 1, 1997), and 2.75% for selling Class T shares of the fund, respectively. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within three years of purchase and Class C share redemptions occuring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 3% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 5,724    $ 4,474

CLASS T     21,915     15,303

CLASS B     19,218     -*

CLASS C     -          -*

           $ 46,857   $ 19,777

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH
 WHICH THE SALES ARE MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C,and Institutional Class shares. UMB has entered into a sub-arrangements with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                        TRANSFER   AMOUNT      % OF
                        AGENT                  AVERAGE
                                               NET ASSETS

CLASS A                 UMB        $ 1,254     .36

CLASS T                 UMB         99,245     .20

CLASS B                 UMB         14,216     .19

CLASS C                 UMB         5           .64*

INSTITUTIONAL CLASS     UMB         12,291     .18

                                   $ 127,011

*  ANNUALIZED
UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
14. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                .90%          $ 29,398

CLASS T                1.00%          19,986

CLASS B                1.65%          15,147

CLASS C                1.75%          1,250

INSTITUTIONAL CLASS    .75%           14,954

                                     $ 80,735

In addition, the fund has entered into an arrangement with each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, Class T expenses were reduced as follows under the transfer agent arrangement.
           TRANSFER
           AGENT
           INTEREST CREDITS

CLASS T    $ 1,385

15. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            YEAR ENDED NOVEMBER 30,

                            1997 B                    1996 A

CLASS A

FROM NET INTEREST INCOME    $ 15,189                  $ 1,046

FROM NET REALIZED GAIN       24                        -

TOTAL                       $ 15,213                  $ 1,046

CLASS T

FROM NET INTEREST INCOME    $ 2,195,690               $ 2,699,983

FROM NET REALIZED GAIN       5,310                     -

TOTAL                       $ 2,201,000               $ 2,699,983

CLASS B

FROM NET INTEREST INCOME    $ 274,703                 $ 269,283

FROM NET REALIZED GAIN       767                       -

TOTAL                       $ 275,470                 $ 269,283

CLASS C

FROM NET INTEREST INCOME    $ 26                      $ -

FROM NET REALIZED GAIN       -                         -

TOTAL                       $ 26                      $ -

INSTITUTIONAL CLASS

FROM NET INTEREST INCOME    $ 308,745                 $ 479,181

FROM NET REALIZED GAIN       620                       -

TOTAL                       $ 309,365                 $ 479,181

                            $ 2,801,074               $ 3,449,493

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
16. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
      SHARES                        DOLLARS

      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
      NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,

      1997 B         1996 A         1997 B         1996 A


CLASS A                           37,401         9,815         $ 388,486       $ 99,788
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,437          108            14,999          1,046

SHARES REDEEMED                   (7,082)        -              (74,532)        -

NET INCREASE (DECREASE)           31,756         9,923         $ 328,953       $ 100,834

CLASS T                           1,237,934      2,035,422     $ 12,868,543    $ 20,912,410
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     150,942        189,811        1,571,556       1,947,724

SHARES REDEEMED                   (2,228,549)    (2,833,821)    (23,132,793)    (28,990,305)

NET INCREASE (DECREASE)           (839,673)      (608,588)     $ (8,692,694)   $ (6,130,171)

CLASS B                           162,293        326,024       $ 1,686,065     $ 3,345,475
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     17,600         17,066         183,295         175,043

SHARES REDEEMED                   (147,606)      (227,839)      (1,530,078)     (2,324,198)

NET INCREASE (DECREASE)           32,287         115,251       $ 339,282       $ 1,196,320

CLASS C                           1,185          -             $ 12,505        $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     2              -              25              -

SHARES REDEEMED                   -              -              -               -

NET INCREASE (DECREASE)           1,187          -             $ 12,530        $ -

INSTITUTIONAL CLASS               221,521        476,090       $ 2,293,637     $ 4,887,410
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     5,385          6,443          55,968          66,083

SHARES REDEEMED                   (271,323)      (932,023)      (2,832,902)     (9,523,460)

NET INCREASE (DECREASE)           (44,417)       (449,490)     $ (483,297)     $ (4,569,967)


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996.
B SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1997.
17. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 28,753

CLASS T                 14,768

CLASS B                 14,527

CLASS C                 1,253

INSTITUTIONAL CLASS     14,998

                       $ 74,299

18. PROPOSED REORGANIZATION.
The Board of Trustees of Fidelity Advisor Intermediate Municipal Income Fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Fidelity Advisor Short-Intermediate Municipal Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Fidelity Advisor Short-Intermediate Municipal Income Fund in exchange solely for the number of shares of Class A, Class T, and Institutional Class of the fund having the same relative net asset value as the outstanding shares of Class A, Class T, and Institutional Class of Fidelity Advisor Short-Intermediate Municipal Income Fund as of the close of business of the New York Stock Exchange, on the day that the Reorganization is effective. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of Fidelity Advisor Short-Intermediate Municipal Income Fund. A Special Meeting of Shareholders ("Meeting") of Fidelity Advisor Short-Intermediate Municipal Income Fund will be held on May 4, 1998 to vote on the Agreement. A detailed description of the proposed transaction and voting information will be sent to shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund in March, 1998. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about May 28, 1998.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VI and the Shareholders of Fidelity Advisor Intermediate Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VI: Fidelity Advisor Intermediate Municipal Income Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class C, Class T, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VI: Fidelity Advisor Intermediate Municipal Income Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class C, Class T, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 16, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Intermediate Municipal Income fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/29/97 12/26/97 $__ $.03
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
During fiscal year ended 1997, 100% of the fund's income dividends was free from federal income tax, and 8.72% of the fund's income dividends was subject to the federal alternative minimum tax.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
David L. Murphy, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
Thomas D. Maher, Assistant Vice President
Dwight D. Churchill, Vice President
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(registered trademark)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
INTERMEDIATE MUNICIPAL INCOME  FUND - CLASS A, CLASS T, CLASS B
AND CLASS C
FUND - CLASS A AND CLASS T
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                11   THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       14   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              15   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     19   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    26   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    33   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            34


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee that is reflected in returns after September 3, 1996. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                             PAST 1   LIFE OF
                                                            YEAR     FUND

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -          4.28%    19.03%
 CLASS A

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -          2.72%    17.25%
 CLASS A (INCL. MAX. 1.50% SALES CHARGE)

LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX               4.83%    N/A

SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE             4.39%    N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, and since the fund started on March 16, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers 1-5 Year Municipal Bond Index - a total return benchmark for investment-grade municipal bonds with maturities between one and five years. To measure how Class A's performance stacked up against its peers, you can compare it to the short-intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 33 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                       PAST 1   LIFE OF
                                                      YEAR     FUND

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -    4.28%    4.81%
 CLASS A

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -    2.72%    4.38%
 CLASS A (INCL. MAX. 1.50% SALES CHARGE)

LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX         4.83%    N/A

SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE       4.39%    N/A

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971211 172125 S00000000000001
             FA Short-Int Muni -CL A     LB Municipal Bond
             00264                       LB015
  1994/03/31       9850.00                    10000.00
  1994/04/30       9873.66                    10084.80
  1994/05/31       9890.94                    10172.24
  1994/06/30       9911.64                    10110.08
  1994/07/31       9992.26                    10295.40
  1994/08/31      10024.82                    10331.02
  1994/09/30       9997.13                    10179.36
  1994/10/31       9962.73                     9998.58
  1994/11/30       9898.29                     9817.80
  1994/12/31       9995.49                    10033.89
  1995/01/31      10133.68                    10320.66
  1995/02/28      10239.13                    10620.79
  1995/03/31      10309.05                    10742.82
  1995/04/30      10326.92                    10755.50
  1995/05/31      10469.99                    11098.70
  1995/06/30      10466.31                    11002.15
  1995/07/31      10556.16                    11106.45
  1995/08/31      10656.08                    11247.28
  1995/09/30      10692.36                    11318.47
  1995/10/31      10759.99                    11483.04
  1995/11/30      10826.60                    11673.55
  1995/12/31      10863.04                    11785.73
  1996/01/31      10942.04                    11874.71
  1996/02/29      10944.42                    11794.56
  1996/03/31      10894.93                    11643.82
  1996/04/30      10897.90                    11610.87
  1996/05/31      10902.74                    11606.22
  1996/06/30      10960.22                    11732.62
  1996/07/31      11018.60                    11839.38
  1996/08/31      11033.85                    11836.54
  1996/09/30      11092.02                    12002.25
  1996/10/31      11164.36                    12138.00
  1996/11/30      11267.64                    12360.12
  1996/12/31      11249.86                    12308.21
  1997/01/31      11287.91                    12331.47
  1997/02/28      11356.16                    12444.68
  1997/03/31      11283.49                    12278.79
  1997/04/30      11331.76                    12381.56
  1997/05/31      11416.10                    12567.78
  1997/06/30      11477.55                    12701.63
  1997/07/31      11630.72                    13053.46
  1997/08/31      11601.32                    12931.15
  1997/09/30      11673.29                    13084.65
  1997/10/31      11712.09                    13168.78
  1997/11/28      11749.86                    13246.21
IMATRL PRASUN   SHR__CHT 19971130 19971211 172128 R00000000000047
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income Fund
- Class A on March 31, 1994, shortly after the fund started, and the current maximum 1.50% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $11,750 - a 17.50% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,246 - a 32.46% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU
MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                                               MARCH 16, 1994
                                               (COMMENCEMENT
                                               OF OPERATIONS) TO
                                               NOVEMBER 30,
                                               1994

      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995


DIVIDEND RETURN         4.08%   4.04%   4.57%   2.57%

CAPITAL APPRECIATION    0.20%   0.00%   4.81%   -2.30%
 RETURN

TOTAL RETURN            4.28%   4.04%   9.38%   0.27%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      3.29(CENTS)   20.36(CENTS)   40.60(CENTS)

ANNUALIZED DIVIDEND RATE                 3.93%         3.99%          4.00%

30-DAY ANNUALIZED YIELD                  3.47%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   5.42%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.19 over the past one month, $10.18 over the past six months and $10.15 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. The offering share price used in the calculation of the yield includes the effect of Class A's maximum 1.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.22% and 5.03%, respectively.
ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment.
Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains
(the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                             PAST 1   LIFE OF
                                                            YEAR     FUND

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -          4.37%    19.12%
 CLASS T

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -          2.81%    17.33%
 CLASS T (INCL. MAX. 1.50% SALES CHARGE)

LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX               4.83%    N/A

SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE             4.39%    N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, and since the fund started on March 16, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers 1-5 Year Municipal Bond Index - a total return benchmark for investment-grade municipal bonds with maturities between one and five years. To measure how Class T's performance stacked up against its peers, you can compare it to the short-intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 33 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                       PAST 1   LIFE OF
                                                      YEAR     FUND

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -    4.37%    4.83%
 CLASS T

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -    2.81%    4.40%
 CLASS T (INCL. MAX. 1.50% SALES CHARGE)

LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX         4.83%    N/A

SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE       4.39%    N/A

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971211 172138 S00000000000001
             FA Short-Int Muni -CL T     LB Municipal Bond
             00636                       LB015
  1994/03/31       9850.00                    10000.00
  1994/04/30       9873.66                    10084.80
  1994/05/31       9890.94                    10172.24
  1994/06/30       9911.64                    10110.08
  1994/07/31       9992.26                    10295.40
  1994/08/31      10024.82                    10331.02
  1994/09/30       9997.13                    10179.36
  1994/10/31       9962.73                     9998.58
  1994/11/30       9898.29                     9817.80
  1994/12/31       9995.49                    10033.89
  1995/01/31      10133.68                    10320.66
  1995/02/28      10239.13                    10620.79
  1995/03/31      10309.05                    10742.82
  1995/04/30      10326.92                    10755.50
  1995/05/31      10469.99                    11098.70
  1995/06/30      10466.31                    11002.15
  1995/07/31      10556.16                    11106.45
  1995/08/31      10656.08                    11247.28
  1995/09/30      10692.36                    11318.47
  1995/10/31      10759.99                    11483.04
  1995/11/30      10826.60                    11673.55
  1995/12/31      10863.04                    11785.73
  1996/01/31      10942.04                    11874.71
  1996/02/29      10944.42                    11794.56
  1996/03/31      10894.93                    11643.82
  1996/04/30      10897.90                    11610.87
  1996/05/31      10902.74                    11606.22
  1996/06/30      10960.22                    11732.62
  1996/07/31      11018.60                    11839.38
  1996/08/31      11033.85                    11836.54
  1996/09/30      11092.44                    12002.25
  1996/10/31      11163.59                    12138.00
  1996/11/30      11265.80                    12360.12
  1996/12/31      11258.70                    12308.21
  1997/01/31      11296.61                    12331.47
  1997/02/28      11353.66                    12444.68
  1997/03/31      11292.15                    12278.79
  1997/04/30      11340.50                    12381.56
  1997/05/31      11413.53                    12567.78
  1997/06/30      11474.62                    12701.63
  1997/07/31      11627.79                    13053.46
  1997/08/31      11598.39                    12931.15
  1997/09/30      11670.30                    13084.65
  1997/10/31      11720.52                    13168.78
  1997/11/28      11758.27                    13246.21
IMATRL PRASUN   SHR__CHT 19971130 19971211 172141 R00000000000047
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income Fund
- Class T on March 31, 1994, shortly after the fund started, and the current maximum 1.50% sales charge was paid. As the chart shows, by November 30, 1997, the value of the investment would have grown to $11,758 - a 17.58% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,246 - a 32.46% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU
MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                                               MARCH 16, 1994
                                               (COMMENCEMENT
                                               OF OPERATIONS) TO
                                               NOVEMBER 30,
                                               1994

      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995


DIVIDEND RETURN         4.07%   4.06%   4.57%   2.57%

CAPITAL APPRECIATION    0.30%   0.00%   4.81%   -2.30%
 RETURN

TOTAL RETURN            4.37%   4.06%   9.38%   0.27%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      3.29(CENTS)   20.33(CENTS)   40.52(CENTS)

ANNUALIZED DIVIDEND RATE                 3.93%         3.98%          3.99%

30-DAY ANNUALIZED YIELD                  3.46%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   5.41%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.19 over the past one month, $10.18 over the past six months and $10.15 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. The offering share price used in the calculation of the yield includes the effect of Class T's maximum 1.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.18% and 4.97%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting supply/ demand conditions and Federal
Reserve Board policymaking playing
key roles, municipal bonds performed
more or less in line with their taxable
counterparts for the 12 months that
ended November 30, 1997. The
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - returned
7.17%, while the Lehman Brothers
Aggregate Bond Index - a barometer
of the taxable bond market - returned
7.55%. Through much of the first half
of the period, the supply/demand
scenario within the muni market was
favorable: low supply and high
demand that led to rising municipal
bond prices. The second half,
however, saw a large amount of new
issuance come to market, and while
demand remained strong, it took time
for investors to become acclimated to
this new supply. In the interim, muni
bond prices fell. The cold months of
winter contrasted with what many felt
was an overheating economy ripe for
an inflation appearance. In late March,
the Federal Reserve Board raised a
key short-term interest rate by 0.25%.
While this move was anticipated by
investors, the market nonetheless
reacted negatively. From April through
mid-September, market conditions
were more friendly. Favorable
economic data soothed inflationary
concerns, while the Fed's reluctance
to raise rates further was another
positive influence. High supply and
low demand resulted in a sub-par
performance for muni bonds in
September and October, but Asian
volatility toward the end of the period
changed momentum. Currency
devaluations meant prices of Asian
goods would become cheaper, further
decreasing the likelihood of inflation.
An interview with Norm Lind, Portfolio Manager of Fidelity Advisor Short-Intermediate Municipal Income Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. For the 12-month period that ended November 30, 1997, the fund's Class A and Class T shares had total returns of 4.28% and 4.37%. To get a sense of how the fund did relative to its competitors, the short-intermediate municipal debt funds average returned 4.39% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-5 Year Municipal Bond Index returned 4.83% for the same one-year period.
Q. HAVE YOU ALTERED YOUR STRATEGY DURING THE YEAR?
A. Yes, in one sense. Early in the year, the fund had significant holdings in bonds with maturities of between one and four years. During that period, the demand for these bonds was strong, helping them to generally outperform other securities in the short-intermediate part of the municipal market. But by mid-year, I sold some of those bonds and replaced them with bonds maturing in five to seven years. As the municipal bond market rallied in the summer and fall, these bonds performed better than shorter-term securities, helping the fund's performance. Despite these alterations, I kept the fund's duration - which is a measure of the fund's sensitivity to interest rate changes - "neutral" relative to the short-intermediate part of the municipal bond market, as represented by the Lehman Brothers index. By that, I mean that the fund wasn't any more or any less sensitive to changes in interest rates than the index. When I bought the longer-term five- to seven-year holdings - which are more sensitive to interest-rate changes than shorter-term bonds - I offset them with securities that matured in less than one year, thereby keeping the fund's duration in line with the market as a whole.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS DURING THE PERIOD?
A. Some of the fund's biggest winners throughout the year were bonds with credit ratings of Baa - as judged by Moody's Investors Service - which were boosted by favorable supply and demand conditions. Because Baa-rated bonds typically offer the highest yields among municipal bonds deemed "investment-grade," demand for them was strong. Alternatively, the supply of these bonds was limited. As I've discussed in previous reports to shareholders, roughly half of all municipal bonds issued are insured and carry credit ratings of Aaa. Consequently, only a small portion of bonds issued during the past year had Baa-ratings. The upshot was that Baa bond prices generally rose as investors were forced to vie for a limited number of them. Some of the fund's best-performing Baa-rated bonds were those issued by New York City, which benefited from the same trends that benefited the Baa-rated sector as well as from the city's strong economy and improved fiscal situation.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. My disappointments were not a result of what I owned, but from not owning more of some of the stronger performers. For example, bonds issued in California generally performed well during the period. While the fund did benefit from its California holdings, it didn't fully participate in their rally by having more invested there.
Q. WHICH SECTORS OF THE MUNICIPAL MARKET WERE ATTRACTIVE DURING THE
PERIOD?
A. I continued to like general obligation bonds (G0s), which are backed by the full faith and credit - including the taxing power - of the issuer - be it a city, county or state. GOs are repaid by general revenues, includings taxes, and as such tend to do well when the economy is strong and tax receipts rise. That's exactly what happened with New York City bonds. In addition, the fund had a relatively large stake, compared to the overall municipal market, in education bonds. Most of the fund's education bonds were student loan securities that offered attractive yields relative to other bonds with comparable credit ratings and maturities.
Q. WHAT'S AHEAD FOR THE FUND?
A. As always, the direction of interest rates will be the primary factor determining the performance of municipal bonds. At present, it doesn't appear that the market has any firm conviction about whether interest rates are headed higher or lower. Many observers argue that recent economic and fiscal problems in Southeast Asia ultimately will slow the U.S. economy enough to ward off future interest-rate hikes. Others argue that the economy is still strong enough to prompt the Federal Reserve Board to raise interest rates as a guard against inflation. Until those countervailing trends are reconciled, I expect we'll see some continued volatility in the bond markets.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NORM LIND ON MUNICIPAL SUPPLY:
"The amount of new municipal
bonds in a given period can be an
important factor in determining the
market's performance. New-issue
supply has declined over the past
several years and has helped munis
outperform U.S. Treasuries during
the past year. However, if interest
rates continue to fall in 1998 as they
did in the latter portion of 1997,
more municipal issuers may
refinance their older, more
expensive debt at current lower
interest rates, or issue new debt.
Those actions effectively would
increase municipal supply. On the
other hand, if interest rates stay at
current levels or rise, I would
expect supply to remain fairly
stable."

(solid bullet)  Effective January 1, 1998, the
Class A and Class T shares are no
longer available for purchase or
exchange to new accounts pending
a proposed reorganization.
However, existing shareholders
of Class A and Class T can
continue to purchase shares of the
class in which they currently hold
shares.
(solid bullet)  Effective January 1, 1998, the
Institutional Class shares are no
longer available for purchase or
exchange to new accounts pending
a proposed reorganization.
However, existing shareholders
of the Institutional Class can
continue to purchase Institutional
Class shares.
FUND FACTS
GOAL: to seek high current
income exempt from federal
income taxes consistent with
preservation of capital
START DATE: March 16, 1994
SIZE: as of November 30,
1997, more than $23 million
MANAGER: Norm Lind, since
1995; joined Fidelity in 1986
(checkmark)
INVESTMENT CHANGES


TOP FIVE STATES AS OF NOVEMBER 30, 1997
                 % OF FUND'S    % OF FUND'S INVESTMENTS
                 INVESTMENTS    IN THESE STATES
                                6 MONTHS AGO

TEXAS            16.7           20.5

NEW YORK         11.4           15.4

CALIFORNIA       8.5            7.8

VIRGINIA         6.5            2.1

SOUTH CAROLINA   5.8            5.3

TOP FIVE SECTORS AS OF NOVEMBER 30, 1997
                        % OF FUND'S    % OF FUND'S INVESTMENTS
                        INVESTMENTS    IN THESE SECTORS
                                       6 MONTHS AGO

GENERAL OBLIGATION      35.9           34.0

EDUCATION               21.8           16.1

ELECTRIC REVENUE        14.7           14.7

TRANSPORTATION          5.5            4.5

ESCROWED/PRE-REFUNDED   5.3            11.1

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   3.2   3.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   3.0   2.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1997 AS OF MAY 31, 1997
AAA 56.7%
AA, A 30.5%
BAA 12.8%
SHORT-TERM
INVESTMENTS 0.0%
AAA 53.6%
AA, A 26.3%
BAA 14.3%
SHORT-TERM
INVESTMENTS 5.8%
ROW: 1, COL: 1, VALUE: 0.0
ROW: 1, COL: 2, VALUE: 12.8
ROW: 1, COL: 3, VALUE: 30.5
ROW: 1, COL: 4, VALUE: 56.7
ROW: 1, COL: 1, VALUE: 5.8
ROW: 1, COL: 2, VALUE: 14.3
ROW: 1, COL: 3, VALUE: 26.3
ROW: 1, COL: 4, VALUE: 53.6
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A
PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALABAMA - 0.7%
Mobile Board of Wtr. & Swr. Commissioners Wtr. Svc. Rev.
9.875% 1/1/98 (Escrowed to Maturity) (b)   $ 175,000 $ 175,802
607148PZ
ALASKA - 1.3%
Alaska Student Loan Corp. Student Loan Rev.
Series A, 5% 7/1/03 (AMBAC Insured) (a)    300,000  305,625  011857EH
CALIFORNIA - 8.5%
California Rural Home Mtg. Fin. Auth. Lease Rev.
(Rural Lease Purchase) Series A, 4.45%
8/1/01 (MBIA Insured)    1,000,000  1,011,250  130574AA
Central Valley Fing. Auth. Rev. (Carson Ice-Generation Proj.)
5% 7/1/98    1,000,000  1,004,760  155689AA
  2,016,010
COLORADO - 1.1%
Denver City & County Arpt. Rev. Series A,
6.90% 11/15/98 (a)    250,000  256,283  249181LB
FLORIDA - 2.6%
Dade County Aviation Rev. Rfdg. (Miami Int'l Arpt.)
Series A, 5.25% 10/1/01 (FSA Insured) (a)    500,000  516,875
233455C9
St. Petersburg Excise Tax Rev. Rfdg. 3.80% 10/1/98
(FGIC Insured)    100,000  100,093  793257AE
  616,968
GEORGIA - 2.3%
Georgia Gen. Oblig. Series D, 6.80% 8/1/01    500,000  545,000
373382ZV
INDIANA - 2.3%
Indianapolis Resource Recovery Rev. Rfdg. (Ogden Martin
Sys. Inc. Proj.) 6.50% 12/1/01 (AMBAC Insured)   500,000  539,375
455356BE
LOUISIANA - 4.4%
Louisiana Pub. Facs. Auth. Rev. Rfdg.
(Student Loan) Sr. Series A-1, 6.20% 3/1/01    995,000  1,043,506
54640AJY
MAINE - 4.3%
Maine Edl. Loan Marketing Corp. Student Loan Rev. Series A-4,
5.45% 11/1/99 (a)    1,000,000  1,025,000  560409BA
MASSACHUSETTS - 2.1%
Massachusetts Health & Edl. Facs. Auth. Rev. Rfdg.
(Fairview Extended Care) Series B, 4.55% 7/14/02
(MBIA Insured) LOC BankBoston N.A    300,000  300,000  57585JRR
Nantucket Gen. Oblig. Rfdg.
5% 7/15/03 (MBIA Insured)    200,000  206,250  630191JT
  506,250
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - 4.5%
Michigan Hosp. Fin. Auth. Rev. Rfdg. (Mercy Health Services)
Series S, 5.75% 8/15/05   $ 200,000 $ 214,000  59465ELV
Michigan Pub. Pwr. Agcy. Rev. Rfdg. (Campbell Proj.)
Series A, 5.50% 1/1/04 (AMBAC Insured)    700,000  736,750  594570FQ
Utica Commty. Schools Bldg. & Site Rfdg.
4.10% 5/1/98 (FGIC Insured)    125,000  125,180  917661SU
  1,075,930
MINNESOTA - 0.7%
Minneapolis Gen. Oblig. (Cap. Appreciation)
Series B, 0% 12/1/02    200,000  161,250  60374AQX
MONTANA - 5.5%
Montana Higher Ed. Student Assistance Corp. Student Loan
Rev. Series B, 6.60% 12/1/99 (a)    1,240,000  1,295,800  612130CP
NEVADA - 2.5%
Clark County School Dist. Series A,
9.75% 6/1/01 (MBIA Insured)    500,000  588,750  181054UB
NEW MEXICO - 1.1%
Albuquerque Arpt. Rev. Rfdg.
6.25% 7/1/00 (AMBAC Insured) (a)    250,000  261,563  013538EK
NEW YORK - 11.4%
New York City Gen. Oblig. Rfdg. Series H,
7.875% 8/1/00    1,000,000  1,090,000  649650TP
New York City Muni. Assistance Corp. Rfdg.
Series E, 5.50% 7/1/00    1,000,000  1,033,750  626190F9
New York State Local Gov't. Assistance Corp. Rfdg.
Series A, 5.50% 4/1/04 (AMBAC Insured)    100,000  105,750  649876SC
New York State Thruway Auth. Svc. Contract
Rev. (Local Hwy. & Bridge):
 5.40% 4/1/03    250,000  258,750  650017DB
  6% 4/1/03    200,000  212,750  650017BR
  2,701,000
NORTH CAROLINA - 3.3%
North Carolina Muni. Pwr. Agcy. #1 Catawba
Elec. Rev. Rfdg. 5.75% 1/1/02    750,000  780,938  658203QB
OHIO - 1.2%
Columbus Variable Purp. Wtrwks. & Swr.
Impt. Unltd. Tax 12% 5/15/98    270,000  279,680  199488VJ
PENNSYLVANIA - 3.7%
Pennsylvania Convention Ctr. Auth. Rev. Rfdg.
Series A, 5.75% 9/1/99    215,000  219,838  708681AY
Pennsylvania Higher Ed. Facs. Auth. Health Svcs. Rev. Rfdg.
(Penn. Univ.) Series A, 5.125% 1/1/01    650,000  666,250  709172CQ
  886,088
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
SOUTH CAROLINA - 5.8%
South Carolina Gen. Oblig. (State Hwy.)
5.40% 8/1/03   $ 1,300,000 $ 1,374,750  837107JW
TENNESSEE - 3.4%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg. Series A,
5.25% 2/15/01 (MBIA Insured) (a)    275,000  282,563  586111EB
Metropolitan Gov't Nashville & Davidson County
Series A, 5.125% 11/15/05    505,000  525,200  592013J4
  807,763
TEXAS - 16.7%
Austin Gen. Oblig. Pub. Impt. Ltd. Tax
7% 9/1/01    1,000,000  1,093,750  052394SC
Austin Independent School Dist. School Bldg.
8.125% 8/1/01 (PSF Guaranteed)
(Escrowed to Maturity) (b)    500,000  565,625  052429F5
Brazos Higher Ed. Auth. Student Loan Rev. Rfdg.
Series A-1, 6.05% 12/1/01 (a)    500,000  525,000  106238DE
Deer Park Independent School Dist. Rfdg.
0% 2/15/03 (PSF Guaranteed)    200,000  158,500  244127PN
Northside Independent School Dist. School Bldg.
8.375% 2/1/00 (PSF Guaranteed)    500,000  543,122  6670262Q
San Antonio Gen. Oblig. Rfdg. (Gen. Impt.)
5.50% 8/1/02 (c)    125,000  128,906  796236JF
Texas A&M Univ. Rev. Rfdg. (Fing. Sys.)
5% 5/15/00 (c)    980,000  988,575  882135NZ
  4,003,478
UTAH - 1.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Rfdg.
(Cap. Appreciation) Series B, 0% 7/1/00 (MBIA Insured)   500,000
448,125  458840ZH
VIRGINIA - 6.5%
Fairfax County Pub. Impt. Series A, 5.50% 6/1/99    1,000,000
1,023,750  303820PY
Virginia Pub. School Auth. School Fing. Series A,
6.20% 1/1/00 (Pre-Refunded to 1/1/00 @ 102) (b)   500,000  530,000
9281764U
  1,553,750
WASHINGTON - 2.2%
Washington Pub. Pwr. Supply Sys. Rev. Rfdg.
(Nuclear Proj. #1) Series A, 7.25% 7/1/99    500,000  523,750
939827LB
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $23,368,945)  $ 23,772,434
LEGEND
15. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
16. Security collateralized by an amount sufficient to pay interest and principal.
17. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 87.2% AAA, AA, A 70.0%
Baa 8.6% BBB  12.8%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   35.9%
Education    21.8
Electric Revenue   14.7
Transportation    5.5
Escrowed/Pre-Refunded   5.3
Special Tax    5.2
Health Care    5.0
Others (individually less than 5%)    6.6
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1997 the aggregate cost of investment securities for income tax purposes was $23,368,945. Net unrealized appreciation aggregated $403,489, of which $406,360 related to appreciated investment securities and $2,871 related to depreciated investment securities.
The fund hereby designates approximately $12,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $23,368,945) -                    $ 23,772,434
SEE ACCOMPANYING SCHEDULE

CASH                                                                        45,833

RECEIVABLE FOR INVESTMENTS SOLD                                             105,395

INTEREST RECEIVABLE                                                         443,524

 TOTAL ASSETS                                                               24,367,186

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 1,119,035
DELAYED DELIVERY

DISTRIBUTIONS PAYABLE                                         15,097

DISTRIBUTION FEES PAYABLE                                     2,813

ACCRUED MANAGEMENT FEE                                        6,882

OTHER PAYABLES AND ACCRUED EXPENSES                           31,785

 TOTAL LIABILITIES                                                          1,175,612

NET ASSETS                                                                 $ 23,191,574

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 22,746,361

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                          41,724
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   403,489

NET ASSETS                                                                 $ 23,191,574


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $10.20
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($639,381 (DIVIDED BY) 62,680 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/98.50 OF $10.20)             $10.36

CLASS T:                                                           $10.21
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($21,916,347 (DIVIDED BY) 2,147,471 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/98.50 OF $10.21)             $10.37

INSTITUTIONAL CLASS:                                               $10.21
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($635,846 (DIVIDED BY) 62,284 SHARES)

STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1997

INTEREST INCOME                                                         $ 1,251,876

EXPENSES

MANAGEMENT FEE                                             $ 99,898

TRANSFER AGENT FEES                                         54,809

DISTRIBUTION FEES                                           37,591

ACCOUNTING FEES AND EXPENSES                                65,365

NON-INTERESTED TRUSTEES' COMPENSATION                       179

CUSTODIAN FEES AND EXPENSES                                 4,383

REGISTRATION FEES                                           58,592

AUDIT                                                       37,671

LEGAL                                                       730

MISCELLANEOUS                                               602

 TOTAL EXPENSES BEFORE REDUCTIONS                           359,820

 EXPENSE REDUCTIONS                                         (130,260)    229,560

NET INTEREST INCOME                                                      1,022,316

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      63,343

 FUTURES CONTRACTS                                          (1,274)      62,069

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                  (29,224)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                          32,845

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 1,055,161
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     YEAR ENDED
                                                         NOVEMBER 30,   NOVEMBER 30,
                                                         1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 1,022,316    $ 1,180,079
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 62,069         130,000

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (29,224)       (87,628)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,055,161      1,222,451
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (1,022,316)    (1,180,079)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                   (86,476)       (83,995)

 TOTAL DISTRIBUTIONS                                      (1,108,792)    (1,264,074)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              (7,315,760)    1,194,041

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (7,369,391)    1,152,418

NET ASSETS

 BEGINNING OF PERIOD                                      30,560,965     29,408,547

 END OF PERIOD                                           $ 23,191,574   $ 30,560,965


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED NOVEMBER 30,

      1997                       1996 D

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.210   $ 10.100

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .406       .100

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .020       .110

 TOTAL FROM INVESTMENT OPERATIONS                      .426       .210

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.406)     (.100)

 FROM NET REALIZED GAIN                                (.030)     -

 TOTAL DISTRIBUTIONS                                   (.436)     (.100)

NET ASSET VALUE, END OF PERIOD                        $ 10.200   $ 10.210

TOTAL RETURN B, C                                      4.28%      2.09%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 639      $ 186

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90% E     .90% A,
                                                                  E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.00%      4.06% A

PORTFOLIO TURNOVER RATE                                41%        62%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994 D


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD             $ 10.210   $ 10.240   $ 9.770    $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                              .405       .404       .430       .259

 NET REALIZED AND UNREALIZED GAIN (LOSS)          .030       -          .470       (.230)

 TOTAL FROM INVESTMENT OPERATIONS                 .435       .404       .900       .029

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                         (.405)     (.404)     (.430)     (.259)

 FROM NET REALIZED GAIN                           (.030)     (.030)     -          -

 TOTAL DISTRIBUTIONS                              (.435)     (.434)     (.430)     (.259)

NET ASSET VALUE, END OF PERIOD                   $ 10.210   $ 10.210   $ 10.240   $ 9.770

TOTAL RETURN B, C                                 4.37%      4.06%      9.38%      .27%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)          $ 21,916   $ 29,887   $ 29,274   $ 16,563

RATIO OF EXPENSES TO AVERAGE NET ASSETS           .90% E     .90% E     .82% E     .75% A,
                                                                                   E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER     .90%       .89% F     .82%       .75% A
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE           3.99%      3.97%      4.25%      3.74% A
NET ASSETS

PORTFOLIO TURNOVER RATE                           41%        62%        80%        111% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD MARCH 16, 1994 (COMMENCEMENT OF OPERATIONS) TO
NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995 D


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.210   $ 10.230   $ 10.070

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .420       .407       .178

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .030       .010       .160

 TOTAL FROM INVESTMENT OPERATIONS                      .450       .417       .338

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.420)     (.407)     (.178)

 FROM NET REALIZED GAIN                                (.030)     (.030)     -

 TOTAL DISTRIBUTIONS                                   (.450)     (.437)     (.178)

NET ASSET VALUE, END OF PERIOD                        $ 10.210   $ 10.210   $ 10.230

TOTAL RETURN B, C                                      4.52%      4.19%      3.37%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 636      $ 487      $ 134

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .75% E     .75% E     .75% A,
                                                                             E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER          .75%       .74% F     .75% A
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.14%      4.03%      4.18% A

PORTFOLIO TURNOVER RATE                                41%        62%        80%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997


19. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series VI (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
20. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
21. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $10,461,839 and $16,922,928, respectively.
The market value of futures contracts opened and closed during the period amounted to $2,323,606 and $2,322,332, respectively.
22. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .39% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .15%

For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 523      $ 523

CLASS T     37,068     37,068

           $ 37,591   $ 37,591

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 1,921    $ 1,596

CLASS T     44,628     21,694

           $ 46,549   $ 23,290

TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS

CLASS A                 UMB        $ 1,347    .39

CLASS T                 UMB         51,815    .21

INSTITUTIONAL CLASS     UMB         1,647     .30

                                   $ 54,809

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
23. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                .90%          $ 29,665

CLASS T                .90%           81,498

INSTITUTIONAL CLASS    .75%           19,097

                                     $ 130,260

24. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 18% of the total outstanding shares of the fund.
25. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            YEARS ENDED NOVEMBER 30,

                            1997                       1996 A

CLASS A

FROM NET INTEREST INCOME    $ 13,958                   $ 1,658

FROM NET REALIZED GAIN       543                        -

TOTAL                       $ 14,501                   $ 1,658

CLASS T

FROM NET INTEREST INCOME    $ 985,656                  $ 1,165,115

FROM NET REALIZED GAIN       84,495                     83,601

TOTAL                       $ 1,070,151                $ 1,248,716

INSTITUTIONAL CLASS

FROM NET INTEREST INCOME    $ 22,702                   $ 13,306

FROM NET REALIZED GAIN       1,438                      394

TOTAL                       $ 24,140                   $ 13,700

                            $ 1,108,792                $ 1,264,074

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996 .
26. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,

                                 1997           1996 A         1997            1996 A



CLASS A                           51,845         18,079        $ 526,388       $ 182,623
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     916            164            9,312           1,669

SHARES REDEEMED                   (8,324)        -              (84,132)        -

NET INCREASE (DECREASE)           44,437         18,243        $ 451,568       $ 184,292

CLASS T                           1,381,485      1,927,010     $ 14,006,050    $ 19,536,753
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     84,689         103,571        859,694         1,051,496

SHARES REDEEMED                   (2,246,722)    (1,962,525)    (22,781,470)    (19,930,259)

NET INCREASE (DECREASE)           (780,548)      68,056        $ (7,915,726)   $ 657,990

INSTITUTIONAL CLASS               59,843         36,423        $ 608,273       $ 370,359
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,125          713            11,437          7,234

SHARES REDEEMED                   (46,406)       (2,548)        (471,312)       (25,834)

NET INCREASE (DECREASE)           14,562         34,588        $ 148,398       $ 351,759


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996
27. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 28,087

CLASS T                 13,406

INSTITUTIONAL CLASS     17,099

                       $ 58,592

28. PROPOSED REORGANIZATION.
The Board of Trustees of Fidelity Advisor Short-Intermediate Municipal Income Fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Fidelity Advisor Intermediate Municipal Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets of the fund to Fidelity Advisor Intermediate Municipal Income Fund in exchange solely for the number of shares of Class A, Class T, and Institutional Class of Fidelity Advisor Intermediate Municipal Income Fund having the same relative net asset value as the outstanding shares of Class A, Class T, and Institutional Class of the fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Fidelity Advisor Intermediate Municipal Income Fund of all of the liabilities of the fund. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the fund. A Special Meeting of Shareholders ("Meeting") of the fund will be held on May 4, 1998 to vote on the Agreement. A detailed description of the proposed transaction and voting information will be sent to shareholders of the fund in March, 1998. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about May 28, 1998.
Effective January 1, 1998, Class A, Class T, and Institutional Class shares are no longer available for purchase or exchange to new accounts pending the proposed reorganization. However, existing shareholders of the Class A, Class T, and Institutional Class can continue to purchase shares of the class which they currently hold. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VI and the Shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VI: Fidelity Advisor Short-Intermediate Municipal Income Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VI: Fidelity Advisor Short-Intermediate Municipal Income Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 16, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Short-Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/29/97 12/26/97 $__ $.014
Class T 12/29/97 12/26/97 $__ $.014
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
During fiscal year ended 1997, 100% of the fund's income dividends was free from federal income tax, and 19.53% of the fund's income dividends was subject to the federal alternative minimum tax.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Norman U. Lind, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(registered trademark)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR

(REGISTERED TRADEMARK)
INTERMEDIATE MUNICIPAL INCOME  FUND - CLASS A, CLASS T, CLASS B
AND CLASS C
FUND - CLASS A AND CLASS T
ANNUAL REPORT
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                7    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                              WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS     15   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    22   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    29   THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS            30


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME FUND -
INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's 0.15% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                         PAST 1   LIFE OF
                                                        YEAR     FUND

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME -           4.52%    19.40%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX           4.83%    N/A

SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE         4.39%    N/A

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, and since the fund started on March 16, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Lehman Brothers 1-5 Year Municipal Bond Index - a total return benchmark for investment-grade municipal bonds with maturities between one and five years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the short-intermediate municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 33 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997                    PAST 1   LIFE OF
                                                   YEAR     FUND

ADVISOR SHORT-INTERMEDIATE MUNICIPAL INCOME -      4.52%    4.89%
 INSTITUTIONAL CLASS

LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX      4.83%    N/A

SHORT-INTERMEDIATE MUNICIPAL DEBT FUNDS AVERAGE    4.39%    N/A

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19971130 19971211 172138 S00000000000001
             FA Short-Int Muni -CL I     LB Municipal Bond
             00606                       LB015
  1994/03/31      10000.00                    10000.00
  1994/04/30      10024.02                    10084.80
  1994/05/31      10041.56                    10172.24
  1994/06/30      10062.58                    10110.08
  1994/07/31      10144.43                    10295.40
  1994/08/31      10177.48                    10331.02
  1994/09/30      10149.37                    10179.36
  1994/10/31      10114.45                     9998.58
  1994/11/30      10049.02                     9817.80
  1994/12/31      10147.71                    10033.89
  1995/01/31      10288.00                    10320.66
  1995/02/28      10395.05                    10620.79
  1995/03/31      10466.04                    10742.82
  1995/04/30      10484.19                    10755.50
  1995/05/31      10629.43                    11098.70
  1995/06/30      10625.69                    11002.15
  1995/07/31      10718.19                    11106.45
  1995/08/31      10821.04                    11247.28
  1995/09/30      10859.18                    11318.47
  1995/10/31      10929.59                    11483.04
  1995/11/30      10988.08                    11673.55
  1995/12/31      11036.88                    11785.73
  1996/01/31      11118.29                    11874.71
  1996/02/29      11121.67                    11794.56
  1996/03/31      11060.20                    11643.82
  1996/04/30      11059.75                    11610.87
  1996/05/31      11083.08                    11606.22
  1996/06/30      11141.78                    11732.62
  1996/07/31      11202.33                    11839.38
  1996/08/31      11208.16                    11836.54
  1996/09/30      11269.05                    12002.25
  1996/10/31      11342.77                    12138.00
  1996/11/30      11448.08                    12360.12
  1996/12/31      11442.14                    12308.21
  1997/01/31      11482.11                    12331.47
  1997/02/28      11541.30                    12444.68
  1997/03/31      11480.29                    12278.79
  1997/04/30      11530.86                    12381.56
  1997/05/31      11606.58                    12567.78
  1997/06/30      11681.58                    12701.63
  1997/07/31      11838.88                    13053.46
  1997/08/31      11798.87                    12931.15
  1997/09/30      11873.50                    13084.65
  1997/10/31      11926.04                    13168.78
  1997/11/28      11965.92                    13246.21
IMATRL PRASUN   SHR__CHT 19971130 19971211 172140 R00000000000047
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Short-Intermediate Municipal Income Fund
- Institutional Class on March 31, 1994, shortly after the fund started. As the chart shows, by November 30, 1997, the value of the investment would have grown to $11,966 - a 19.66% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year
- did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,246 - a 32.46% increase.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE MONEY.
BUT IF YOU CAN RIDE OUT THE
MARKET'S UPS AND DOWNS, YOU
MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

      YEARS ENDED NOVEMBER 30,                 MARCH 16, 1994
                                               (COMMENCEMENT
                                               OF OPERATIONS) TO
                                               NOVEMBER 30,

      1997                       1996   1995   1994


DIVIDEND RETURN         4.22%   4.09%   4.63%   2.57%

CAPITAL APPRECIATION    0.30%   0.10%   4.71%   -2.30%
 RETURN

TOTAL RETURN            4.52%   4.19%   9.34%   0.27%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any. DIVIDENDS AND YIELD

PERIODS ENDED NOVEMBER 30, 1997          PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      3.41(CENTS)   21.09(CENTS)   42.00(CENTS)

ANNUALIZED DIVIDEND RATE                 4.07%         4.13%          4.13%

30-DAY ANNUALIZED YIELD                  3.67%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   5.73%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $10.20 over the past one month, $10.19 over the past six months and $10.16 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses, the yield and tax-equivalent yield would have been 3.37% and 5.27%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting supply/ demand conditions and Federal
Reserve Board policymaking playing
key roles, municipal bonds performed
more or less in line with their taxable
counterparts for the 12 months that
ended November 30, 1997. The
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - returned
7.17%, while the Lehman Brothers
Aggregate Bond Index - a barometer
of the taxable bond market - returned
7.55%. Through much of the first half
of the period, the supply/demand
scenario within the muni market was
favorable: low supply and high
demand that led to rising municipal
bond prices. The second half,
however, saw a large amount of new
issuance come to market, and while
demand remained strong, it took time
for investors to become acclimated to
this new supply. In the interim, muni
bond prices fell. The cold months of
winter contrasted with what many felt
was an overheating economy ripe for
an inflation appearance. In late March,
the Federal Reserve Board raised a
key short-term interest rate by 0.25%.
While this move was anticipated by
investors, the market nonetheless
reacted negatively. From April through
mid-September, market conditions
were more friendly. Favorable
economic data soothed inflationary
concerns, while the Fed's reluctance
to raise rates further was another
positive influence. High supply and
low demand resulted in a sub-par
performance for muni bonds in
September and October, but Asian
volatility toward the end of the period
changed momentum. Currency
devaluations meant prices of Asian
goods would become cheaper, further
decreasing the likelihood of inflation.
An interview with Norm Lind, Portfolio Manager of Fidelity Advisor Short-Intermediate Municipal Income Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. For the 12-month period that ended November 30, 1997, the fund's Institutional Class shares had a total return of 4.52%. To get a sense of how the fund did relative to its competitors, the short-intermediate municipal debt funds average returned 4.39% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-5 Year Municipal Bond Index returned 4.83% for the same one-year period.
Q. HAVE YOU ALTERED YOUR STRATEGY DURING THE YEAR?
A. Yes, in one sense. Early in the year, the fund had significant holdings in bonds with maturities of between one and four years. During that period, the demand for these bonds was strong, helping them to generally outperform other securities in the short-intermediate part of the municipal market. But by mid-year, I sold some of those bonds and replaced them with bonds maturing in five to seven years. As the municipal bond market rallied in the summer and fall, these bonds performed better than shorter-term securities, helping the fund's performance. Despite these alterations, I kept the fund's duration - which is a measure of the fund's sensitivity to interest rate changes - "neutral" relative to the short-intermediate part of the municipal bond market, as represented by the Lehman Brothers index. By that, I mean that the fund wasn't any more or any less sensitive to changes in interest rates than the index. When I bought the longer-term five- to seven-year holdings - which are more sensitive to interest-rate changes than shorter-term bonds - I offset them with securities that matured in less than one year, thereby keeping the fund's duration in line with the market as a whole.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS DURING THE PERIOD?
A. Some of the fund's biggest winners throughout the year were bonds with credit ratings of Baa - as judged by Moody's Investors Service - which were boosted by favorable supply and demand conditions. Because Baa-rated bonds typically offer the highest yields among municipal bonds deemed "investment-grade," demand for them was strong. Alternatively, the supply of these bonds was limited. As I've discussed in previous reports to shareholders, roughly half of all municipal bonds issued are insured and carry credit ratings of Aaa. Consequently, only a small portion of bonds issued during the past year had Baa-ratings. The upshot was that Baa bond prices generally rose as investors were forced to vie for a limited number of them. Some of the fund's best-performing Baa-rated bonds were those issued by New York City, which benefited from the same trends that benefited the Baa-rated sector as well as from the city's strong economy and improved fiscal situation.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. My disappointments were not a result of what I owned, but from not owning more of some of the stronger performers. For example, bonds issued in California generally performed well during the period. While the fund did benefit from its California holdings, it didn't fully participate in their rally by having more invested there.
Q. WHICH SECTORS OF THE MUNICIPAL MARKET WERE ATTRACTIVE DURING THE
PERIOD?
A. I continued to like general obligation bonds (G0s), which are backed by the full faith and credit - including the taxing power - of the issuer - be it a city, county or state. GOs are repaid by general revenues, includings taxes, and as such tend to do well when the economy is strong and tax receipts rise. That's exactly what happened with New York City bonds. In addition, the fund had a relatively large stake, compared to the overall municipal market, in education bonds. Most of the fund's education bonds were student loan securities that offered attractive yields relative to other bonds with comparable credit ratings and maturities.
Q. WHAT'S AHEAD FOR THE FUND?
A. As always, the direction of interest rates will be the primary factor determining the performance of municipal bonds. At present, it doesn't appear that the market has any firm conviction about whether interest rates are headed higher or lower. Many observers argue that recent economic and fiscal problems in Southeast Asia ultimately will slow the U.S. economy enough to ward off future interest-rate hikes. Others argue that the economy is still strong enough to prompt the Federal Reserve Board to raise interest rates as a guard against inflation. Until those countervailing trends are reconciled, I expect we'll see some continued volatility in the bond markets.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

NORM LIND ON MUNICIPAL SUPPLY:
"The amount of new municipal
bonds in a given period can be an
important factor in determining the
market's performance. New-issue
supply has declined over the past
several years and has helped munis
outperform U.S. Treasuries during
the past year. However, if interest
rates continue to fall in 1998 as they
did in the latter portion of 1997,
more municipal issuers may
refinance their older, more
expensive debt at current lower
interest rates, or issue new debt.
Those actions effectively would
increase municipal supply. On the
other hand, if interest rates stay at
current levels or rise, I would
expect supply to remain fairly
stable."

(solid bullet)  Effective January 1, 1998, the
Class A and Class T shares are no
longer available for purchase or
exchange to new accounts pending
a proposed reorganization.
However, existing shareholders
of Class A and Class T can
continue to purchase shares of the
class in which they currently hold
shares.
(solid bullet)  Effective January 1, 1998, the
Institutional Class shares are no
longer available for purchase or
exchange to new accounts pending
a proposed reorganization.
However, existing shareholders
of the Institutional Class can
continue to purchase Institutional
Class shares.
FUND FACTS
GOAL: to seek high current
income exempt from federal
income taxes consistent with
preservation of capital
START DATE: March 16, 1994
SIZE: as of November 30,
1997, more than $23 million
MANAGER: Norm Lind, since
1995; joined Fidelity in 1986
(checkmark)
INVESTMENT CHANGES


TOP FIVE STATES AS OF NOVEMBER 30, 1997
                 % OF FUND'S    % OF FUND'S INVESTMENTS
                 INVESTMENTS    IN THESE STATES
                                6 MONTHS AGO

TEXAS            16.7           20.5

NEW YORK         11.4           15.4

CALIFORNIA       8.5            7.8

VIRGINIA         6.5            2.1

SOUTH CAROLINA   5.8            5.3

TOP FIVE SECTORS AS OF NOVEMBER 30, 1997
                        % OF FUND'S    % OF FUND'S INVESTMENTS
                        INVESTMENTS    IN THESE SECTORS
                                       6 MONTHS AGO

GENERAL OBLIGATION      35.9           34.0

EDUCATION               21.8           16.1

ELECTRIC REVENUE        14.7           14.7

TRANSPORTATION          5.5            4.5

ESCROWED/PRE-REFUNDED   5.3            11.1

AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   3.2   3.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1997
              6 MONTHS AGO

YEARS   3.0   2.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF NOVEMBER 30, 1997 AS OF MAY 31, 1997
AAA 56.7%
AA, A 30.5%
BAA 12.8%
SHORT-TERM
INVESTMENTS 0.0%
AAA 53.6%
AA, A 26.3%
BAA 14.3%
SHORT-TERM
INVESTMENTS 5.8%
ROW: 1, COL: 1, VALUE: 0.0
ROW: 1, COL: 2, VALUE: 12.8
ROW: 1, COL: 3, VALUE: 30.5
ROW: 1, COL: 4, VALUE: 56.7
ROW: 1, COL: 1, VALUE: 5.8
ROW: 1, COL: 2, VALUE: 14.3
ROW: 1, COL: 3, VALUE: 26.3
ROW: 1, COL: 4, VALUE: 53.6
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A
PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALABAMA - 0.7%
Mobile Board of Wtr. & Swr. Commissioners Wtr. Svc. Rev.
9.875% 1/1/98 (Escrowed to Maturity) (b)   $ 175,000 $ 175,802
607148PZ
ALASKA - 1.3%
Alaska Student Loan Corp. Student Loan Rev.
Series A, 5% 7/1/03 (AMBAC Insured) (a)    300,000  305,625  011857EH
CALIFORNIA - 8.5%
California Rural Home Mtg. Fin. Auth. Lease Rev.
(Rural Lease Purchase) Series A, 4.45%
8/1/01 (MBIA Insured)    1,000,000  1,011,250  130574AA
Central Valley Fing. Auth. Rev. (Carson Ice-Generation Proj.)
5% 7/1/98    1,000,000  1,004,760  155689AA
  2,016,010
COLORADO - 1.1%
Denver City & County Arpt. Rev. Series A,
6.90% 11/15/98 (a)    250,000  256,283  249181LB
FLORIDA - 2.6%
Dade County Aviation Rev. Rfdg. (Miami Int'l Arpt.)
Series A, 5.25% 10/1/01 (FSA Insured) (a)    500,000  516,875
233455C9
St. Petersburg Excise Tax Rev. Rfdg. 3.80% 10/1/98
(FGIC Insured)    100,000  100,093  793257AE
  616,968
GEORGIA - 2.3%
Georgia Gen. Oblig. Series D, 6.80% 8/1/01    500,000  545,000
373382ZV
INDIANA - 2.3%
Indianapolis Resource Recovery Rev. Rfdg. (Ogden Martin
Sys. Inc. Proj.) 6.50% 12/1/01 (AMBAC Insured)   500,000  539,375
455356BE
LOUISIANA - 4.4%
Louisiana Pub. Facs. Auth. Rev. Rfdg.
(Student Loan) Sr. Series A-1, 6.20% 3/1/01    995,000  1,043,506
54640AJY
MAINE - 4.3%
Maine Edl. Loan Marketing Corp. Student Loan Rev. Series A-4,
5.45% 11/1/99 (a)    1,000,000  1,025,000  560409BA
MASSACHUSETTS - 2.1%
Massachusetts Health & Edl. Facs. Auth. Rev. Rfdg.
(Fairview Extended Care) Series B, 4.55% 7/14/02
(MBIA Insured) LOC BankBoston N.A    300,000  300,000  57585JRR
Nantucket Gen. Oblig. Rfdg.
5% 7/15/03 (MBIA Insured)    200,000  206,250  630191JT
  506,250
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - 4.5%
Michigan Hosp. Fin. Auth. Rev. Rfdg. (Mercy Health Services)
Series S, 5.75% 8/15/05   $ 200,000 $ 214,000  59465ELV
Michigan Pub. Pwr. Agcy. Rev. Rfdg. (Campbell Proj.)
Series A, 5.50% 1/1/04 (AMBAC Insured)    700,000  736,750  594570FQ
Utica Commty. Schools Bldg. & Site Rfdg.
4.10% 5/1/98 (FGIC Insured)    125,000  125,180  917661SU
  1,075,930
MINNESOTA - 0.7%
Minneapolis Gen. Oblig. (Cap. Appreciation)
Series B, 0% 12/1/02    200,000  161,250  60374AQX
MONTANA - 5.5%
Montana Higher Ed. Student Assistance Corp. Student Loan
Rev. Series B, 6.60% 12/1/99 (a)    1,240,000  1,295,800  612130CP
NEVADA - 2.5%
Clark County School Dist. Series A,
9.75% 6/1/01 (MBIA Insured)    500,000  588,750  181054UB
NEW MEXICO - 1.1%
Albuquerque Arpt. Rev. Rfdg.
6.25% 7/1/00 (AMBAC Insured) (a)    250,000  261,563  013538EK
NEW YORK - 11.4%
New York City Gen. Oblig. Rfdg. Series H,
7.875% 8/1/00    1,000,000  1,090,000  649650TP
New York City Muni. Assistance Corp. Rfdg.
Series E, 5.50% 7/1/00    1,000,000  1,033,750  626190F9
New York State Local Gov't. Assistance Corp. Rfdg.
Series A, 5.50% 4/1/04 (AMBAC Insured)    100,000  105,750  649876SC
New York State Thruway Auth. Svc. Contract
Rev. (Local Hwy. & Bridge):
 5.40% 4/1/03    250,000  258,750  650017DB
  6% 4/1/03    200,000  212,750  650017BR
  2,701,000
NORTH CAROLINA - 3.3%
North Carolina Muni. Pwr. Agcy. #1 Catawba
Elec. Rev. Rfdg. 5.75% 1/1/02    750,000  780,938  658203QB
OHIO - 1.2%
Columbus Variable Purp. Wtrwks. & Swr.
Impt. Unltd. Tax 12% 5/15/98    270,000  279,680  199488VJ
PENNSYLVANIA - 3.7%
Pennsylvania Convention Ctr. Auth. Rev. Rfdg.
Series A, 5.75% 9/1/99    215,000  219,838  708681AY
Pennsylvania Higher Ed. Facs. Auth. Health Svcs. Rev. Rfdg.
(Penn. Univ.) Series A, 5.125% 1/1/01    650,000  666,250  709172CQ
  886,088
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
SOUTH CAROLINA - 5.8%
South Carolina Gen. Oblig. (State Hwy.)
5.40% 8/1/03   $ 1,300,000 $ 1,374,750  837107JW
TENNESSEE - 3.4%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg. Series A,
5.25% 2/15/01 (MBIA Insured) (a)    275,000  282,563  586111EB
Metropolitan Gov't Nashville & Davidson County
Series A, 5.125% 11/15/05    505,000  525,200  592013J4
  807,763
TEXAS - 16.7%
Austin Gen. Oblig. Pub. Impt. Ltd. Tax
7% 9/1/01    1,000,000  1,093,750  052394SC
Austin Independent School Dist. School Bldg.
8.125% 8/1/01 (PSF Guaranteed)
(Escrowed to Maturity) (b)    500,000  565,625  052429F5
Brazos Higher Ed. Auth. Student Loan Rev. Rfdg.
Series A-1, 6.05% 12/1/01 (a)    500,000  525,000  106238DE
Deer Park Independent School Dist. Rfdg.
0% 2/15/03 (PSF Guaranteed)    200,000  158,500  244127PN
Northside Independent School Dist. School Bldg.
8.375% 2/1/00 (PSF Guaranteed)    500,000  543,122  6670262Q
San Antonio Gen. Oblig. Rfdg. (Gen. Impt.)
5.50% 8/1/02 (c)    125,000  128,906  796236JF
Texas A&M Univ. Rev. Rfdg. (Fing. Sys.)
5% 5/15/00 (c)    980,000  988,575  882135NZ
  4,003,478
UTAH - 1.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Rfdg.
(Cap. Appreciation) Series B, 0% 7/1/00 (MBIA Insured)   500,000
448,125  458840ZH
VIRGINIA - 6.5%
Fairfax County Pub. Impt. Series A, 5.50% 6/1/99    1,000,000
1,023,750  303820PY
Virginia Pub. School Auth. School Fing. Series A,
6.20% 1/1/00 (Pre-Refunded to 1/1/00 @ 102) (b)   500,000  530,000
9281764U
  1,553,750
WASHINGTON - 2.2%
Washington Pub. Pwr. Supply Sys. Rev. Rfdg.
(Nuclear Proj. #1) Series A, 7.25% 7/1/99    500,000  523,750
939827LB
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $23,368,945)  $ 23,772,434
LEGEND
18. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
19. Security collateralized by an amount sufficient to pay interest and principal.
20. Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 87.2% AAA, AA, A 70.0%
Baa 8.6% BBB  12.8%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   35.9%
Education    21.8
Electric Revenue   14.7
Transportation    5.5
Escrowed/Pre-Refunded   5.3
Special Tax    5.2
Health Care    5.0
Others (individually less than 5%)    6.6
TOTAL  100.0%
INCOME TAX INFORMATION
At November 30, 1997 the aggregate cost of investment securities for income tax purposes was $23,368,945. Net unrealized appreciation aggregated $403,489, of which $406,360 related to appreciated investment securities and $2,871 related to depreciated investment securities.
The fund hereby designates approximately $12,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 NOVEMBER 30, 1997

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $23,368,945) -                    $ 23,772,434
SEE ACCOMPANYING SCHEDULE

CASH                                                                        45,833

RECEIVABLE FOR INVESTMENTS SOLD                                             105,395

INTEREST RECEIVABLE                                                         443,524

 TOTAL ASSETS                                                               24,367,186

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                            $ 1,119,035
DELAYED DELIVERY

DISTRIBUTIONS PAYABLE                                         15,097

DISTRIBUTION FEES PAYABLE                                     2,813

ACCRUED MANAGEMENT FEE                                        6,882

OTHER PAYABLES AND ACCRUED EXPENSES                           31,785

 TOTAL LIABILITIES                                                          1,175,612

NET ASSETS                                                                 $ 23,191,574

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                            $ 22,746,361

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                          41,724
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                   403,489

NET ASSETS                                                                 $ 23,191,574


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 NOVEMBER 30, 1997

CALCULATION OF MAXIMUM OFFERING PRICE                              $10.20
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($639,381 (DIVIDED BY) 62,680 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/98.50 OF $10.20)             $10.36

CLASS T:                                                           $10.21
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($21,916,347 (DIVIDED BY) 2,147,471 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/98.50 OF $10.21)             $10.37

INSTITUTIONAL CLASS:                                               $10.21
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
 SHARE ($635,846 (DIVIDED BY) 62,284 SHARES)

STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1997

INTEREST INCOME                                                         $ 1,251,876

EXPENSES

MANAGEMENT FEE                                             $ 99,898

TRANSFER AGENT FEES                                         54,809

DISTRIBUTION FEES                                           37,591

ACCOUNTING FEES AND EXPENSES                                65,365

NON-INTERESTED TRUSTEES' COMPENSATION                       179

CUSTODIAN FEES AND EXPENSES                                 4,383

REGISTRATION FEES                                           58,592

AUDIT                                                       37,671

LEGAL                                                       730

MISCELLANEOUS                                               602

 TOTAL EXPENSES BEFORE REDUCTIONS                           359,820

 EXPENSE REDUCTIONS                                         (130,260)    229,560

NET INTEREST INCOME                                                      1,022,316

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      63,343

 FUTURES CONTRACTS                                          (1,274)      62,069

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                  (29,224)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                          32,845

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 1,055,161
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED     YEAR ENDED
                                                         NOVEMBER 30,   NOVEMBER 30,
                                                         1997           1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 1,022,316    $ 1,180,079
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                 62,069         130,000

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (29,224)       (87,628)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,055,161      1,222,451
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (1,022,316)    (1,180,079)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN                                   (86,476)       (83,995)

 TOTAL DISTRIBUTIONS                                      (1,108,792)    (1,264,074)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              (7,315,760)    1,194,041

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (7,369,391)    1,152,418

NET ASSETS

 BEGINNING OF PERIOD                                      30,560,965     29,408,547

 END OF PERIOD                                           $ 23,191,574   $ 30,560,965


FINANCIAL HIGHLIGHTS - CLASS A
      YEARS ENDED NOVEMBER 30,

      1997                       1996 D

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.210   $ 10.100

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .406       .100

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .020       .110

 TOTAL FROM INVESTMENT OPERATIONS                      .426       .210

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.406)     (.100)

 FROM NET REALIZED GAIN                                (.030)     -

 TOTAL DISTRIBUTIONS                                   (.436)     (.100)

NET ASSET VALUE, END OF PERIOD                        $ 10.200   $ 10.210

TOTAL RETURN B, C                                      4.28%      2.09%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 639      $ 186

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .90% E     .90% A,
                                                                  E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.00%      4.06% A

PORTFOLIO TURNOVER RATE                                41%        62%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1996.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). FINANCIAL HIGHLIGHTS - CLASS T
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995   1994 D


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD             $ 10.210   $ 10.240   $ 9.770    $ 10.000

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                              .405       .404       .430       .259

 NET REALIZED AND UNREALIZED GAIN (LOSS)          .030       -          .470       (.230)

 TOTAL FROM INVESTMENT OPERATIONS                 .435       .404       .900       .029

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                         (.405)     (.404)     (.430)     (.259)

 FROM NET REALIZED GAIN                           (.030)     (.030)     -          -

 TOTAL DISTRIBUTIONS                              (.435)     (.434)     (.430)     (.259)

NET ASSET VALUE, END OF PERIOD                   $ 10.210   $ 10.210   $ 10.240   $ 9.770

TOTAL RETURN B, C                                 4.37%      4.06%      9.38%      .27%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)          $ 21,916   $ 29,887   $ 29,274   $ 16,563

RATIO OF EXPENSES TO AVERAGE NET ASSETS           .90% E     .90% E     .82% E     .75% A,
                                                                                   E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER     .90%       .89% F     .82%       .75% A
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE           3.99%      3.97%      4.25%      3.74% A
NET ASSETS

PORTFOLIO TURNOVER RATE                           41%        62%        80%        111% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD MARCH 16, 1994 (COMMENCEMENT OF OPERATIONS) TO
NOVEMBER 30, 1994.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEARS ENDED NOVEMBER 30,

      1997                       1996   1995 D


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                  $ 10.210   $ 10.230   $ 10.070

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                   .420       .407       .178

 NET REALIZED AND UNREALIZED GAIN (LOSS)               .030       .010       .160

 TOTAL FROM INVESTMENT OPERATIONS                      .450       .417       .338

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                              (.420)     (.407)     (.178)

 FROM NET REALIZED GAIN                                (.030)     (.030)     -

 TOTAL DISTRIBUTIONS                                   (.450)     (.437)     (.178)

NET ASSET VALUE, END OF PERIOD                        $ 10.210   $ 10.210   $ 10.230

TOTAL RETURN B, C                                      4.52%      4.19%      3.37%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)               $ 636      $ 487      $ 134

RATIO OF EXPENSES TO AVERAGE NET ASSETS                .75% E     .75% E     .75% A,
                                                                             E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER          .75%       .74% F     .75% A
EXPENSE REDUCTIONS

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS     4.14%      4.03%      4.18% A

PORTFOLIO TURNOVER RATE                                41%        62%        80%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO NOVEMBER 30, 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1997


29. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Short-Intermediate Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series VI (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
30. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
31. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $10,461,839 and $16,922,928, respectively.
The market value of futures contracts opened and closed during the period amounted to $2,323,606 and $2,322,332, respectively.
32. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .39% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .15%

For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 523      $ 523

CLASS T     37,068     37,068

           $ 37,591   $ 37,591

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares of the fund.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO    DEALERS'
           FDC        PORTION

CLASS A    $ 1,921    $ 1,596

CLASS T     44,628     21,694

           $ 46,549   $ 23,290

TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
FIIOC pays for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                        TRANSFER   AMOUNT     % OF
                        AGENT                 AVERAGE
                                              NET ASSETS

CLASS A                 UMB        $ 1,347    .39

CLASS T                 UMB         51,815    .21

INSTITUTIONAL CLASS     UMB         1,647     .30

                                   $ 54,809

UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
33. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:
                       FMR           REIMBURSEMENT
                       EXPENSE
                       LIMITATIONS

CLASS A                .90%          $ 29,665

CLASS T                .90%           81,498

INSTITUTIONAL CLASS    .75%           19,097

                                     $ 130,260

34. BENEFICIAL INTEREST.
At the end of the period, one shareholder was record owner of approximately 18% of the total outstanding shares of the fund.
35. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:
                            YEARS ENDED NOVEMBER 30,

                            1997                       1996 A

CLASS A

FROM NET INTEREST INCOME    $ 13,958                   $ 1,658

FROM NET REALIZED GAIN       543                        -

TOTAL                       $ 14,501                   $ 1,658

CLASS T

FROM NET INTEREST INCOME    $ 985,656                  $ 1,165,115

FROM NET REALIZED GAIN       84,495                     83,601

TOTAL                       $ 1,070,151                $ 1,248,716

INSTITUTIONAL CLASS

FROM NET INTEREST INCOME    $ 22,702                   $ 13,306

FROM NET REALIZED GAIN       1,438                      394

TOTAL                       $ 24,140                   $ 13,700

                            $ 1,108,792                $ 1,264,074

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996
(COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996 .
36. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                        DOLLARS

                                 YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                 NOVEMBER 30,   NOVEMBER 30,   NOVEMBER 30,    NOVEMBER 30,

                                 1997           1996 A         1997            1996 A



CLASS A                           51,845         18,079        $ 526,388       $ 182,623
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     916            164            9,312           1,669

SHARES REDEEMED                   (8,324)        -              (84,132)        -

NET INCREASE (DECREASE)           44,437         18,243        $ 451,568       $ 184,292

CLASS T                           1,381,485      1,927,010     $ 14,006,050    $ 19,536,753
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     84,689         103,571        859,694         1,051,496

SHARES REDEEMED                   (2,246,722)    (1,962,525)    (22,781,470)    (19,930,259)

NET INCREASE (DECREASE)           (780,548)      68,056        $ (7,915,726)   $ 657,990

INSTITUTIONAL CLASS               59,843         36,423        $ 608,273       $ 370,359
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS     1,125          713            11,437          7,234

SHARES REDEEMED                   (46,406)       (2,548)        (471,312)       (25,834)

NET INCREASE (DECREASE)           14,562         34,588        $ 148,398       $ 351,759


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO NOVEMBER 30, 1996
37. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ 28,087

CLASS T                 13,406

INSTITUTIONAL CLASS     17,099

                       $ 58,592

38. PROPOSED REORGANIZATION.
The Board of Trustees of Fidelity Advisor Short-Intermediate Municipal Income Fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Fidelity Advisor Intermediate Municipal Income Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets of the fund to Fidelity Advisor Intermediate Municipal Income Fund in exchange solely for the number of shares of Class A, Class T, and Institutional Class of Fidelity Advisor Intermediate Municipal Income Fund having the same relative net asset value as the outstanding shares of Class A, Class T, and Institutional Class of the fund as of the close of business of the New York Stock Exchange on the day that the Reorganization is effective and the assumption by Fidelity Advisor Intermediate Municipal Income Fund of all of the liabilities of the fund. The Reorganization can be consummated only if, among other things, it is approved by the vote of a majority (as defined by the 1940 Act) of outstanding voting securities of the fund. A Special Meeting of Shareholders ("Meeting") of the fund will be held on May 4, 1998 to vote on the Agreement. A detailed description of the proposed transaction and voting information will be sent to shareholders of the fund in March, 1998. If the Agreement is approved at the Meeting, the Reorganization is expected to become effective on or about May 28, 1998.
Effective January 1, 1998, Class A, Class T, and Institutional Class shares are no longer available for purchase or exchange to new accounts pending the proposed reorganization. However, existing shareholders of the Class A, Class T, and Institutional Class can continue to purchase shares of the class which they currently hold. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VI and the Shareholders of Fidelity Advisor Short-Intermediate Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series VI: Fidelity Advisor Short-Intermediate Municipal Income Fund, including the schedule of portfolio investments, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class T, and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series VI: Fidelity Advisor Short-Intermediate Municipal Income Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class T, and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 16, 1998
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Short-Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/29/97 12/26/97 $__ $.014
The fund will notify shareholders in January 1998 of these percentages for use in preparing 1997 income tax returns.
During fiscal year ended 1997, 100% of the fund's income dividends was free from federal income tax, and 19.53% of the fund's income dividends was subject to the federal alternative minimum tax. INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Norman U. Lind, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuant
Growth Fund
SM
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(registered trademark)
Fidelity Advisor Short-Intermediate Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
(Funds of Fidelity Advisor Series VI)
FORM N-14
STATEMENT OF ADDITIONAL INFORMATION
March 9, 1998

This Statement of Additional Information, relates to the proposed reorganization whereby Fidelity Advisor Intermediate Municipal Income Fund would acquire all of the assets of Fidelity Advisor Short-Intermediate Municipal Income Fund, both funds of Fidelity Advisor Series VI, and assume all of Fidelity Advisor Short-Intermediate Municipal Income Fund's liabilities in exchange solely for shares of beneficial interest in Class A, Class T, and Institutional Class of Fidelity Advisor Intermediate Municipal Income Fund.
This Statement of Additional Information consists of this cover page and the following described documents, each of which is incorporated herein by reference:
 21. The Statement of Additional Information of Fidelity Advisor Intermediate Municipal Income Fund dated October 31, 1997 which was previously filed via EDGAR (Accession No. 0000722574-97-000306).
 22. Supplement to the Statement of Additional Information of Fidelity Advisor Intermediate Municipal Income Fund dated January 16, 1998, which was previously filed via EDGAR (Accession No. 0000795422-98-000005).
 23. The Prospectuses and Statement of Additional Information of Fidelity Advisor Short-Intermediate Municipal Income Fund dated October 31, 1997, which were previously filed via EDGAR (Accession No. 0000722574-97-000306).
 24. Supplements to the Prospectuses and Statement of Additional Information of Fidelity Advisor Short-Intermediate Municipal Income Fund dated January 16, 1998, which were previously filed via EDGAR (Accession No. 0000795422-98-000005).
 25. The Financial Statements included in the Annual Reports of Fidelity Advisor Intermediate Municipal Income Fund for the fiscal year ended November 30, 1997.
 26. The Financial Statements included in the Annual Reports of Fidelity Advisor Short-Intermediate Municipal Income Fund for the fiscal year ended November 30, 1997.
 27. The Pro Forma Financial Statements for Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Intermediate Municipal Income Fund for the period ended November 30, 1997.
This Statement of Additional Information is not a prospectus. A Proxy Statement and Prospectus dated March 9, 1998, relating to the above-referenced matter may be obtained from Fidelity Client Services, 82 Devonshire Street, Boston, Massachusetts, 02109. This Statement of Additional Information relates to, and should be read in conjunction with, such Proxy Statement and Prospectus.
PART C. OTHER INFORMATION
Item 15. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed sub-transfer agent, the Transfer Agent agrees to indemnify FIIOC for FIIOC's losses, claims, damages, liabilities and expenses (including reasonable counsel fees and expenses) (losses) to the extent that the Transfer Agent is entitled to and receives indemnification from the Portfolio for the same events. Under the Transfer Agency Agreement, the Registrant agrees to indemnify and hold the Transfer Agent harmless against any losses, claims, damages, liabilities, or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder which names the Transfer Agent and/or the Registrant as a party and is not based on and does not result from the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with the Transfer Agent's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by the Transfer Agent's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from the Transfer Agent's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of the Transfer Agent's acting in reliance upon advice reasonably believed by the Transfer Agent to have been given by counsel for the Registrant, or as a result of the Transfer Agent's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 16. Exhibits
(1) Amended and Restated Declaration of Trust, dated September 14, 1995, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 39.
(2) Amended and Restated By-Laws of the Trust are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 39.
(3) Not applicable.
(4) Agreement and Plan of Reorganization between Fidelity Advisor Series VI: Fidelity Advisor Short-Intermediate Municipal Income Fund and Fidelity Advisor Series VI: Fidelity Advisor Intermediate Municipal Income Fund is filed herein as Exhibit 1 to the Proxy Statement and Prospectus.
(5) Article VIII of the Amended and Restated Declaration of Trust, dated September 14, 1995, is incorporated herein by reference to
Exhibit 1 of Post-Effective Amendment No. 39.
(6)(a) Amended Management Contract between Fidelity Advisor Series VI, on behalf of Fidelity Advisor Limited Term Tax-Exempt Fund (currently known as Fidelity Advisor Intermediate Municipal Income Fund), and Fidelity Management & Research Company, dated July 1, 1995, is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 39.
    (b) Amended Management Contract between Fidelity Advisor Series VI, on behalf of Fidelity Advisor Short-Intermediate Tax-Exempt Fund (currently known as Fidelity Advisor Short-Intermediate Municipal Income Fund), and Fidelity Management & Research Company, dated July 1, 1995, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 39.
(7)(a) General Distribution Agreement between Fidelity Advisor Series VI, on behalf of Limited Term Series (currently known as Fidelity Advisor Intermediate Municipal Income Fund), and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated herein by reference to Exhibit 6(a) of Post-Effective Amendment No. 38.
    (b) Amendment to the General Distribution Agreement between Fidelity Advisor Series VI, on behalf of Limited Term Series (currently known as Fidelity Advisor Intermediate Municipal Income
Fund), and Fidelity Distributors Corporation, dated January 1, 1988 is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 38.
     (c) General Distribution Agreement between Fidelity Advisor Series VI, on behalf of Fidelity Advisor Short-Intermediate Tax-Exempt Fund (currently known as Fidelity Advisor Short-Intermediate Municipal Income Fund), and Fidelity Distributors Corporation, dated January 20, 1994, is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 37.
    (d) Amendments to the General Distribution Agreement between Fidelity Advisor Series VI, on behalf of Fidelity Advisor Intermediate Municipal Income Fund, and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(b) of Fidelity Court Street Trust's (File No. 2-58774) Post-Effective Amendment No. 61.
    (e) Amendments to the General Distribution Agreement between Fidelity Advisor Series VI, on behalf of Fidelity Short-Intermediate Municipal Income Fund, and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's (File No. 2-58774) Post-Effective Amendment No. 61.
     (f) Form of Bank Agency Agreement (most recently revised January,
1997) is filed herein as Exhibit 7(f).
     (g) Form of Selling Dealer Agreement (most recently revised January, 1997) is filed herein as Exhibit 7(g).
     (h) Form of Bank Agency Agreement for Bank-Related Transactions (most recently revised January, 1997) is filed herein as Exhibit 7(h).
(8)(a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
    (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
(9)(a) Custodian Agreement, Appendix B, and Appendix C, dated December 1, 1994, between UMB Bank, n.a. and the Registrant is incorporated herein by reference to Exhibit 8 of Fidelity California Municipal Trust's Post-Effective Amendment No. 28 (File No. 2-83367).
       (b) Appendix A, dated September 18, 1997, to the Custodian Agreement, dated December 1, 1994, between UMB Bank, n.a. and the Registrant is incorporated herein by reference to Exhibit 8(b) of Fidelity Municipal Trust's II Post-Effective Amendment No. 17 (File No. 33-43986).
(10)(a) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Intermediate Municipal Income Fund: Class T (formerly known as Class A) is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 45.
      (b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Intermediate Municipal Income Fund: Class B is incorporated herein by reference to Exhibit 15(e) of Post-Effective Amendment No. 45.
      (c) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Intermediate Municipal Income Fund: Institutional Class is incorporated herein by reference to Exhibit 15(g) of Post-Effective Amendment No. 45.
      (d) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Intermediate Municipal Income Fund: Class A is incorporated herein by reference to Exhibit 15(h) of Post-Effective Amendment No. 42.
      (e) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Intermediate Municipal Income Fund: Class C is incorporated herein by reference to Exhibit 15(h) of Post-Effective Amendment No. 48.
      (f) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Short-Intermediate Municipal Income Fund: Class T (formerly known as Class A) is incorporated herein by reference to
Exhibit 15(d) of Post-Effective Amendment No. 45.
       (g) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Short-Intermediate Municipal Income Fund: Class A is incorporated herein by reference to Exhibit 15(i) of Post-Effective Amendment No. 42.
      (h) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Advisor Short-Intermediate Municipal Income Fund:
Institutional Class is incorporated herein by reference to Exhibit 15(f) of Post-Effective Amendment No. 45.
        (i) Rule 18f-3 Plan, dated October 16, 1997, is incorporated herein by reference to Exhibit 18 of Post-Effective Amendment No. 48.
(11) Opinion and consent of counsel (K&L) as to the legality of shares being registered is filed herein as Exhibit 11.
(12) Opinion and Consent of counsel (K&L) as to tax matters in connection with the reorganization of Fidelity Advisor Short-Intermediate Municipal Income Fund is filed herein as Exhibit 12.
(13) Not applicable.
(14) Consent of Coopers & Lybrand L.L.P. is filed herein as Exhibit
14.
(15) Pro Forma Financial Statements for the period ended November 30, 1997 are filed herein as Exhibit 15.
(16) Powers of Attorney, dated December 16, 1996, March 6, 1997, and July 17, 1997, are filed herein as Exhibit 16.
(17) Not applicable.
Item 17. Undertakings
 (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
 (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 26th day of January 1998.
      Fidelity Advisor Series VI
      By /s/Edward C. Johnson 3d (dagger)
        Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

     (SIGNATURE)    (TITLE)   (DATE)


/S/EDWARD C. JOHNSON 3D  (DAGGER)   PRESIDENT AND TRUSTEE           JANUARY    26, 1998

EDWARD C. JOHNSON 3D                (PRINCIPAL EXECUTIVE OFFICER)



/S/RICHARD A. SILVER                TREASURER                       JANUARY    26, 1998

RICHARD A. SILVER



/S/ROBERT C. POZEN                  TRUSTEE                         JANUARY    26, 1998

ROBERT C. POZEN



/S/RALPH F. COX                 *   TRUSTEE                         JANUARY    26, 1998

RALPH F. COX



/S/PHYLLIS BURKE DAVIS      *       TRUSTEE                         JANUARY    26, 1998

PHYLLIS BURKE DAVIS



/S/ROBERT M. GATES           **     TRUSTEE                         JANUARY    26, 1998

ROBERT M. GATES



/S/E. BRADLEY JONES            *    TRUSTEE                         JANUARY    26, 1998

E. BRADLEY JONES



/S/DONALD J. KIRK               *   TRUSTEE                         JANUARY    26, 1998

DONALD J. KIRK



/S/PETER S. LYNCH               *   TRUSTEE                         JANUARY    26, 1998

PETER S. LYNCH



/S/MARVIN L. MANN            *      TRUSTEE                         JANUARY    26, 1998

MARVIN L. MANN



/S/WILLIAM O. MCCOY        *        TRUSTEE                         JANUARY    26, 1998

WILLIAM O. MCCOY



/S/GERALD C. MCDONOUGH  *           TRUSTEE                         JANUARY   26, 1998

GERALD C. MCDONOUGH



/S/THOMAS R. WILLIAMS      *        TRUSTEE                         JANUARY   26, 1998

THOMAS R. WILLIAMS




(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.